UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652
Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2017
Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (11.8%)
*	Amazon.com Inc.	6,445,077	6,195,975
	Home Depot Inc.	19,055,246	3,116,676
	Comcast Corp. Class A	76,036,540	2,925,886
	Walt Disney Co.	24,949,318	2,459,254
	McDonald's Corp.	13,093,006	2,051,412
*	Priceline Group Inc.	792,990	1,451,822
	Time Warner Inc.	12,572,285	1,288,031
*	Netflix Inc.	6,979,008	1,265,643
	Starbucks Corp.	23,339,725	1,253,577
*	Charter Communications Inc. Class A	3,251,550	1,181,678
	NIKE Inc. Class B	21,241,758	1,101,385
	Lowe's Cos. Inc.	13,646,776	1,090,923
	General Motors Co.	21,200,507	856,076
	TJX Cos. Inc.	10,285,566	758,355
	Ford Motor Co.	63,225,788	756,813
	Marriott International Inc. Class A	5,056,866	557,570
	Target Corp.	8,829,681	521,039
	Twenty-First Century Fox Inc. Class A	16,913,722	446,184
	Carnival Corp.	6,591,629	425,621
	Delphi Automotive plc	4,312,916	424,391
	Yum! Brands Inc.	5,572,076	410,161
	Ross Stores Inc.	6,294,161	406,414
	CBS Corp. Class B	5,885,768	341,375
	Dollar General Corp.	4,211,613	341,351
	Newell Brands Inc.	7,922,389	338,048
	VF Corp.	5,283,741	335,887
*	Dollar Tree Inc.	3,828,365	332,379
	Royal Caribbean Cruises Ltd.	2,781,369	329,703
*	O'Reilly Automotive Inc.	1,423,131	306,500
	Expedia Inc.	1,975,395	284,338
	Omnicom Group Inc.	3,731,471	276,390
	MGM Resorts International	8,369,939	272,776
*	AutoZone Inc.	453,272	269,747
*	Mohawk Industries Inc.	1,021,810	252,908
	Best Buy Co. Inc.	4,287,930	244,240
	Hilton Worldwide Holdings Inc.	3,303,255	229,411
	Genuine Parts Co.	2,374,884	227,158
*,^ CarMax Inc.		2,963,790	224,685
	DR Horton Inc.	5,508,832	219,968
	Whirlpool Corp.	1,180,410	217,715
*	Ulta Beauty Inc.	943,338	213,251
*	DISH Network Corp. Class A	3,677,847	199,450
	Wynn Resorts Ltd.	1,294,115	192,720
	Twenty-First Century Fox Inc.	7,209,090	185,922
	Coach Inc.	4,564,242	183,848
*	LKQ Corp.	4,996,803	179,835
	Hasbro Inc.	1,838,463	179,563
	Wyndham Worldwide Corp.	1,663,114	175,309
	Lennar Corp. Class A	3,283,294	173,358

	L Brands Inc.	4,030,769	167,720
	BorgWarner Inc.	3,210,293	164,463
	Darden Restaurants Inc.	2,024,649	159,502
	Viacom Inc. Class B	5,699,724	158,680
	PVH Corp.	1,250,601	157,651
	Tiffany & Co.	1,649,169	151,361
^	Hanesbrands Inc.	5,885,364	145,015
	Goodyear Tire & Rubber Co.	4,067,839	135,256
	Scripps Networks Interactive Inc. Class A	1,552,052	133,306
^	Harley-Davidson Inc.	2,755,579	132,846
	Interpublic Group of Cos. Inc.	6,352,851	132,076
	Tractor Supply Co.	2,046,572	129,528
*	Chipotle Mexican Grill Inc. Class A	405,351	124,779
	Kohl's Corp.	2,723,239	124,316
	PulteGroup Inc.	4,482,917	122,518
	Advance Auto Parts Inc.	1,194,108	118,456
*	Michael Kors Holdings Ltd.	2,448,884	117,179
	News Corp. Class A	8,217,153	108,959
	Macy's Inc.	4,929,492	107,562
	Gap Inc.	3,547,369	104,754
	Leggett & Platt Inc.	2,136,624	101,981
^	Garmin Ltd.	1,792,176	96,724
	H&R Block Inc.	3,376,641	89,413
	Nordstrom Inc.	1,879,742	88,630
^	Mattel Inc.	5,547,812	85,880
	Ralph Lauren Corp. Class A	894,608	78,985
	Foot Locker Inc.	2,119,902	74,663
*,^ TripAdvisor Inc.		1,749,557	70,910
*	Discovery Communications Inc.	3,325,727	67,379
^	Signet Jewelers Ltd.	976,684	64,998
*	Discovery Communications Inc. Class A	2,446,024	52,076
*,^ Under Armour Inc. Class A		2,996,366	49,380
*,^ Under Armour Inc.		2,996,750	45,011
			41,334,678
Consumer Staples (8.2%)
	Procter & Gamble Co.	41,220,373	3,750,230
	Coca-Cola Co.	62,051,570	2,792,941
	Philip Morris International Inc.	25,105,719	2,786,986
	PepsiCo Inc.	23,090,878	2,573,017
	Altria Group Inc.	31,013,384	1,966,869
	Wal-Mart Stores Inc.	23,660,570	1,848,837
	CVS Health Corp.	16,432,661	1,336,304
	Costco Wholesale Corp.	7,089,933	1,164,805
	Walgreens Boots Alliance Inc.	14,876,114	1,148,734
	Colgate-Palmolive Co.	14,239,526	1,037,349
	Mondelez International Inc. Class A	24,373,509	991,027
	Kraft Heinz Co.	9,649,331	748,306
	Kimberly-Clark Corp.	5,711,330	672,109
	Constellation Brands Inc. Class A	2,779,417	554,355
	General Mills Inc.	9,326,924	482,762
	Sysco Corp.	7,849,532	423,482
	Estee Lauder Cos. Inc. Class A	3,619,077	390,281
	Archer-Daniels-Midland Co.	9,092,637	386,528
*	Monster Beverage Corp.	6,703,996	370,396
	Tyson Foods Inc. Class A	4,676,413	329,453
	Kroger Co.	14,507,365	291,018
	Clorox Co.	2,087,039	275,301

	Dr Pepper Snapple Group Inc.	2,938,607	259,979
	Kellogg Co.	4,018,380	250,626
	Hershey Co.	2,285,000	249,453
	Molson Coors Brewing Co. Class B	2,986,274	243,799
	Conagra Brands Inc.	6,721,734	226,791
	McCormick & Co. Inc.	1,920,465	197,117
	Church & Dwight Co. Inc.	4,030,008	195,254
	JM Smucker Co.	1,837,340	192,792
	Brown-Forman Corp. Class B	3,162,548	171,726
	Campbell Soup Co.	3,132,678	146,672
	Hormel Foods Corp.	4,354,862	139,965
	Coty Inc. Class A	7,632,736	126,169
			28,721,433
Energy (6.1%)
	Exxon Mobil Corp.	68,493,286	5,615,080
	Chevron Corp.	30,631,266	3,599,174
	Schlumberger Ltd.	22,461,577	1,566,920
	ConocoPhillips	19,670,127	984,490
	EOG Resources Inc.	9,333,244	902,898
	Occidental Petroleum Corp.	12,358,074	793,512
	Halliburton Co.	14,026,516	645,641
	Phillips 66	6,946,481	636,367
	Kinder Morgan Inc.	31,036,717	595,284
	Valero Energy Corp.	7,137,673	549,101
	Marathon Petroleum Corp.	8,182,324	458,865
	Anadarko Petroleum Corp.	9,057,094	442,439
	Pioneer Natural Resources Co.	2,749,479	405,658
	Williams Cos. Inc.	13,366,246	401,121
	ONEOK Inc.	6,140,767	340,260
*	Concho Resources Inc.	2,404,095	316,667
	Devon Energy Corp.	8,496,594	311,910
	Apache Corp.	6,158,968	282,081
	Baker Hughes a GE Co.	6,921,199	253,454
	Andeavor	2,331,691	240,514
	Noble Energy Inc.	7,868,240	223,143
	National Oilwell Varco Inc.	6,144,963	219,559
	Hess Corp.	4,369,770	204,898
	Cabot Oil & Gas Corp.	7,480,882	200,114
*	TechnipFMC plc	7,093,817	198,059
	Marathon Oil Corp.	13,741,576	186,336
	EQT Corp.	2,801,883	182,795
	Cimarex Energy Co.	1,540,014	175,053
*	Newfield Exploration Co.	3,223,514	95,642
^	Helmerich & Payne Inc.	1,756,718	91,543
	Range Resources Corp.	3,646,483	71,362
*,^ Chesapeake Energy Corp.		14,664,300	63,056
			21,252,996
Financials (14.5%)
	JPMorgan Chase & Co.	56,883,075	5,432,902
*	Berkshire Hathaway Inc. Class B	29,579,585	5,422,530
	Bank of America Corp.	158,607,951	4,019,125
	Wells Fargo & Co.	72,217,023	3,982,769
	Citigroup Inc.	44,041,544	3,203,582
	Goldman Sachs Group Inc.	5,816,018	1,379,501
	US Bancorp	25,687,856	1,376,612
	Morgan Stanley	22,859,747	1,101,154

American Express Co.	11,860,618	1,072,911
Chubb Ltd.	7,524,003	1,072,547
PNC Financial Services Group Inc.	7,746,767	1,044,032
American International Group Inc.	14,604,943	896,597
BlackRock Inc.	2,003,681	895,826
MetLife Inc.	17,181,766	892,593
Bank of New York Mellon Corp.	16,700,533	885,462
Charles Schwab Corp.	19,265,234	842,661
CME Group Inc.	5,494,837	745,539
Prudential Financial Inc.	6,902,775	733,903
Marsh & McLennan Cos. Inc.	8,285,280	694,389
Capital One Financial Corp.	7,819,701	662,016
Intercontinental Exchange Inc.	9,513,649	653,588
S&P Global Inc.	4,154,710	649,423
BB&T Corp.	13,058,707	612,976
Aon plc	4,112,056	600,771
State Street Corp.	6,045,745	577,610
Travelers Cos. Inc.	4,459,510	546,379
Allstate Corp.	5,839,739	536,730
Aflac Inc.	6,387,166	519,851
SunTrust Banks Inc.	7,758,148	463,705
Progressive Corp.	9,404,868	455,384
M&T Bank Corp.	2,455,947	395,506
Discover Financial Services	6,019,353	388,128
Synchrony Financial	12,085,606	375,258
Moody's Corp.	2,686,027	373,922
Ameriprise Financial Inc.	2,423,906	359,974
T. Rowe Price Group Inc.	3,885,607	352,230
Willis Towers Watson plc	2,170,801	334,803
Fifth Third Bancorp	11,910,650	333,260
KeyCorp	17,582,863	330,909
Hartford Financial Services Group Inc.	5,890,148	326,491
Northern Trust Corp.	3,472,372	319,215
Citizens Financial Group Inc.	8,095,113	306,562
Regions Financial Corp.	19,323,078	294,290
Principal Financial Group Inc.	4,344,570	279,530
* Berkshire Hathaway Inc. Class A	1,014	278,586
Lincoln National Corp.	3,582,475	263,240
Huntington Bancshares Inc.	17,606,388	245,785
Franklin Resources Inc.	5,321,544	236,862
Invesco Ltd.	6,573,161	230,324
Comerica Inc.	2,841,501	216,693
Loews Corp.	4,461,389	213,522
CBOE Holdings Inc.	1,824,065	196,324
* E*TRADE Financial Corp.	4,446,999	193,934
Unum Group	3,645,387	186,389
Cincinnati Financial Corp.	2,410,404	184,565
Arthur J Gallagher & Co.	2,910,159	179,120
Raymond James Financial Inc.	2,072,900	174,808
Affiliated Managers Group Inc.	905,023	171,801
XL Group Ltd.	4,174,184	164,672
Zions Bancorporation	3,269,699	154,264
Everest Re Group Ltd.	664,042	151,661
Nasdaq Inc.	1,885,712	146,275
Torchmark Corp.	1,747,560	139,962
Leucadia National Corp.	5,115,193	129,159
People's United Financial Inc.	5,584,749	101,307

* Brighthouse Financial Inc.	1,547,715	94,101
Assurant Inc.	870,459	83,146
Navient Corp.	4,427,754	66,505
		50,946,151
Health Care (14.4%)
Johnson & Johnson	43,386,198	5,640,640
Pfizer Inc.	96,468,925	3,443,941
UnitedHealth Group Inc.	15,628,426	3,060,827
Merck & Co. Inc.	44,213,347	2,830,981
AbbVie Inc.	25,768,024	2,289,747
Amgen Inc.	11,795,003	2,199,178
* Celgene Corp.	12,646,328	1,844,088
Gilead Sciences Inc.	21,109,926	1,710,326
Medtronic plc	21,896,430	1,702,885
Bristol-Myers Squibb Co.	26,508,954	1,689,681
Abbott Laboratories	28,084,103	1,498,568
Eli Lilly & Co.	15,661,590	1,339,692
Thermo Fisher Scientific Inc.	6,469,004	1,223,936
Allergan plc	5,403,972	1,107,544
* Biogen Inc.	3,417,826	1,070,190
Aetna Inc.	5,362,727	852,727
Danaher Corp.	9,881,609	847,644
Anthem Inc.	4,244,247	805,898
Cigna Corp.	4,069,787	760,806
Stryker Corp.	5,199,811	738,477
Becton Dickinson and Co.	3,678,495	720,801
* Boston Scientific Corp.	22,182,223	647,055
* Intuitive Surgical Inc.	602,771	630,426
* Vertex Pharmaceuticals Inc.	4,075,895	619,699
* Express Scripts Holding Co.	9,337,766	591,267
Humana Inc.	2,336,655	569,279
* Regeneron Pharmaceuticals Inc.	1,242,213	555,418
McKesson Corp.	3,397,895	521,951
Baxter International Inc.	8,100,914	508,332
* Alexion Pharmaceuticals Inc.	3,606,664	505,979
Zoetis Inc.	7,934,081	505,877
* Illumina Inc.	2,359,404	469,993
Zimmer Biomet Holdings Inc.	3,268,313	382,687
CR Bard Inc.	1,174,642	376,473
* Edwards Lifesciences Corp.	3,412,998	373,075
* HCA Healthcare Inc.	4,671,436	371,800
* Cerner Corp.	5,091,664	363,137
Cardinal Health Inc.	5,115,513	342,330
Agilent Technologies Inc.	5,194,450	333,484
* Incyte Corp.	2,760,096	322,214
* Mylan NV	8,670,104	271,981
* Centene Corp.	2,789,199	269,911
* Mettler-Toledo International Inc.	415,094	259,915
* Laboratory Corp. of America Holdings	1,646,201	248,527
* Quintiles IMS Holdings Inc.	2,451,094	233,026
* Waters Corp.	1,290,948	231,751
Dentsply Sirona Inc.	3,708,608	221,812
* IDEXX Laboratories Inc.	1,411,560	219,483
* Align Technology Inc.	1,165,632	217,122
AmerisourceBergen Corp. Class A	2,621,480	216,927
* Henry Schein Inc.	2,565,735	210,365
Quest Diagnostics Inc.	2,206,367	206,604

Cooper Cos. Inc.	789,960	187,307
Perrigo Co. plc	2,142,274	181,344
ResMed Inc.	2,300,779	177,068
* Hologic Inc.	4,530,130	166,210
Universal Health Services Inc. Class B	1,427,477	158,364
* Varian Medical Systems Inc.	1,484,423	148,531
* DaVita Inc.	2,470,649	146,732
PerkinElmer Inc.	1,780,209	122,781
* Envision Healthcare Corp.	1,951,539	87,722
Patterson Cos. Inc.	1,330,427	51,421
		50,603,957
Industrials (10.2%)
General Electric Co.	139,953,915	3,384,086
Boeing Co.	8,981,227	2,283,118
3M Co.	9,646,298	2,024,758
Honeywell International Inc.	12,322,388	1,746,575
Union Pacific Corp.	12,938,485	1,500,476
United Technologies Corp.	12,008,065	1,393,896
United Parcel Service Inc. Class B	11,134,205	1,337,107
Lockheed Martin Corp.	4,049,961	1,256,662
Caterpillar Inc.	9,552,938	1,191,347
General Dynamics Corp.	4,501,590	925,437
FedEx Corp.	3,990,117	900,091
Raytheon Co.	4,691,518	875,343
Northrop Grumman Corp.	2,814,912	809,906
CSX Corp.	14,763,623	801,074
Illinois Tool Works Inc.	5,005,149	740,562
Emerson Electric Co.	10,346,656	650,184
Deere & Co.	5,170,744	649,394
Norfolk Southern Corp.	4,659,083	616,117
Johnson Controls International plc	14,936,086	601,775
Eaton Corp. plc	7,191,907	552,266
Delta Air Lines Inc.	10,766,431	519,157
Waste Management Inc.	6,542,542	512,085
Southwest Airlines Co.	8,900,578	498,254
Cummins Inc.	2,546,468	427,883
PACCAR Inc.	5,679,831	410,879
Roper Technologies Inc.	1,652,317	402,174
Parker-Hannifin Corp.	2,151,805	376,609
Stanley Black & Decker Inc.	2,475,615	373,744
Rockwell Automation Inc.	2,074,857	369,760
Ingersoll-Rand plc	4,100,339	365,627
Fortive Corp.	4,930,045	348,998
Rockwell Collins Inc.	2,626,759	343,344
American Airlines Group Inc.	7,008,017	332,811
* IHS Markit Ltd.	5,872,764	258,871
* United Continental Holdings Inc.	4,181,969	254,598
AMETEK Inc.	3,732,037	246,464
Republic Services Inc. Class A	3,703,389	244,646
L3 Technologies Inc.	1,264,956	238,356
Textron Inc.	4,281,133	230,667
Dover Corp.	2,515,694	229,909
Nielsen Holdings plc	5,427,274	224,960
Fastenal Co.	4,657,886	212,306
* Verisk Analytics Inc. Class A	2,512,280	208,997
Equifax Inc.	1,946,907	206,353
Masco Corp.	5,145,948	200,743

TransDigm Group Inc.	780,965	199,654
Cintas Corp.	1,381,529	199,327
* United Rentals Inc.	1,367,109	189,673
Kansas City Southern	1,702,639	185,043
Xylem Inc.	2,905,073	181,945
Pentair plc	2,671,743	181,572
Expeditors International of Washington Inc.	2,918,949	174,728
^ CH Robinson Worldwide Inc.	2,266,459	172,477
Fortune Brands Home & Security Inc.	2,487,579	167,240
Arconic Inc.	6,269,143	155,976
JB Hunt Transport Services Inc.	1,378,543	153,128
^ WW Grainger Inc.	847,937	152,417
Alaska Air Group Inc.	1,997,091	152,318
AO Smith Corp.	2,365,055	140,555
Snap-on Inc.	930,043	138,586
Allegion plc	1,536,736	132,881
Acuity Brands Inc.	679,832	116,442
Jacobs Engineering Group Inc.	1,945,763	113,380
Robert Half International Inc.	2,038,153	102,601
* Stericycle Inc.	1,377,738	98,674
Fluor Corp.	2,264,357	95,329
* Quanta Services Inc.	2,441,626	91,244
Flowserve Corp.	2,112,492	89,971
		35,663,530
Information Technology (23.1%)
Apple Inc.	83,494,935	12,868,239
Microsoft Corp.	124,505,245	9,274,396
* Facebook Inc. Class A	38,315,703	6,547,004
* Alphabet Inc. Class A	4,817,349	4,690,749
* Alphabet Inc. Class C	4,879,930	4,680,390
Visa Inc. Class A	29,571,307	3,112,084
Intel Corp.	75,959,950	2,892,555
Cisco Systems Inc.	80,826,462	2,718,194
Oracle Corp.	48,814,128	2,360,163
Mastercard Inc. Class A	15,094,119	2,131,290
International Business Machines Corp.	14,010,407	2,032,630
NVIDIA Corp.	9,698,794	1,733,853
Broadcom Ltd.	6,572,575	1,594,112
Texas Instruments Inc.	16,004,907	1,434,680
Accenture plc Class A	9,989,798	1,349,322
QUALCOMM Inc.	23,883,366	1,238,114
* Adobe Systems Inc.	7,975,664	1,189,810
* PayPal Holdings Inc.	18,270,058	1,169,832
* salesforce.com Inc.	11,037,234	1,031,098
Applied Materials Inc.	17,240,003	898,032
Activision Blizzard Inc.	12,201,023	787,088
Automatic Data Processing Inc.	7,183,362	785,285
* Micron Technology Inc.	18,009,074	708,297
Cognizant Technology Solutions Corp. Class A	9,544,699	692,372
* eBay Inc.	16,092,534	618,919
* Electronic Arts Inc.	4,991,392	589,284
Intuit Inc.	3,935,416	559,380
HP Inc.	27,006,901	539,058
Analog Devices Inc.	5,941,970	512,019
Fidelity National Information Services Inc.	5,372,072	501,698
Lam Research Corp.	2,625,538	485,829
TE Connectivity Ltd.	5,711,304	474,381

*	Fiserv Inc.	3,401,665	438,679
	Corning Inc.	14,598,113	436,775
	Amphenol Corp. Class A	4,936,713	417,843
	Western Digital Corp.	4,765,840	411,769
*	Autodesk Inc.	3,542,474	397,678
	DXC Technology Co.	4,600,816	395,118
	Hewlett Packard Enterprise Co.	26,552,666	390,590
^	Microchip Technology Inc.	3,762,127	337,764
	Symantec Corp.	9,934,335	325,945
*	Red Hat Inc.	2,868,967	318,054
	Paychex Inc.	5,171,571	310,087
	Skyworks Solutions Inc.	2,970,057	302,649
	Xilinx Inc.	4,019,155	284,677
	KLA-Tencor Corp.	2,533,948	268,598
	Harris Corp.	1,936,719	255,027
	Global Payments Inc.	2,465,051	234,254
	Motorola Solutions Inc.	2,630,705	223,268
*	Synopsys Inc.	2,427,248	195,466
	NetApp Inc.	4,363,666	190,954
*	Gartner Inc.	1,465,856	182,367
*	Citrix Systems Inc.	2,324,880	178,597
	Total System Services Inc.	2,712,452	177,666
	Alliance Data Systems Corp.	779,778	172,760
	Juniper Networks Inc.	6,142,663	170,950
	CA Inc.	5,112,030	170,640
*	ANSYS Inc.	1,369,031	168,021
*,^ Advanced Micro Devices Inc.		12,997,330	165,716
^	Seagate Technology plc	4,648,957	154,206
*	Cadence Design Systems Inc.	3,752,191	148,099
*,^ VeriSign Inc.		1,387,967	147,666
*	Qorvo Inc.	2,058,129	145,469
	Western Union Co.	7,494,545	143,895
*	Akamai Technologies Inc.	2,768,737	134,893
*	F5 Networks Inc.	1,026,401	123,743
	Xerox Corp.	3,448,817	114,811
	FLIR Systems Inc.	2,215,955	86,223
	CSRA Inc.	2,640,167	85,198
*	Conduent Inc.	3	—
			81,006,272
Materials (3.0%)
	DowDuPont Inc.	37,715,434	2,611,039
	Monsanto Co.	7,101,129	850,857
	Praxair Inc.	4,624,587	646,240
	Ecolab Inc.	4,210,918	541,566
	Air Products & Chemicals Inc.	3,522,125	532,616
	LyondellBasell Industries NV Class A	5,245,295	519,546
	Sherwin-Williams Co.	1,328,473	475,646
	PPG Industries Inc.	4,145,242	450,422
	International Paper Co.	6,675,934	379,327
	Newmont Mining Corp.	8,615,247	323,158
*	Freeport-McMoRan Inc.	21,752,459	305,404
	Nucor Corp.	5,164,113	289,397
	Vulcan Materials Co.	2,138,793	255,800
	Albemarle Corp.	1,786,604	243,532
	Ball Corp.	5,688,487	234,934
	WestRock Co.	4,107,358	233,010
	Eastman Chemical Co.	2,343,392	212,054

Martin Marietta Materials Inc.	1,016,360	209,604
FMC Corp.	2,169,687	193,775
International Flavors & Fragrances Inc.	1,276,320	182,399
Packaging Corp. of America	1,526,270	175,033
Avery Dennison Corp.	1,427,392	140,370
CF Industries Holdings Inc.	3,768,786	132,510
Sealed Air Corp.	3,068,977	131,107
Mosaic Co.	5,677,898	122,586
		10,391,932
Real Estate (3.0%)
American Tower Corporation	6,937,858	948,266
Simon Property Group Inc.	5,024,487	808,993
Crown Castle International Corp.	6,567,340	656,603
Equinix Inc.	1,259,823	562,259
Prologis Inc.	8,596,458	545,531
Public Storage	2,419,650	517,781
Welltower Inc.	5,961,640	418,984
Weyerhaeuser Co.	12,169,832	414,139
AvalonBay Communities Inc.	2,231,658	398,172
Equity Residential	5,937,975	391,491
Digital Realty Trust Inc.	3,306,652	391,276
Ventas Inc.	5,756,480	374,920
Boston Properties Inc.	2,494,803	306,561
* SBA Communications Corp. Class A	1,945,862	280,301
Essex Property Trust Inc.	1,066,888	271,022
Realty Income Corp.	4,431,714	253,450
Host Hotels & Resorts Inc.	11,966,644	221,263
Vornado Realty Trust	2,786,011	214,189
HCP Inc.	7,569,737	210,666
GGP Inc.	10,128,191	210,363
Mid-America Apartment Communities Inc.	1,835,900	196,221
* CBRE Group Inc. Class A	4,858,342	184,034
Alexandria Real Estate Equities Inc.	1,514,631	180,196
Iron Mountain Inc.	4,277,854	166,408
Duke Realty Corp.	5,752,035	165,774
UDR Inc.	4,321,721	164,355
Extra Space Storage Inc.	2,036,590	162,764
SL Green Realty Corp.	1,598,527	161,963
Regency Centers Corp.	2,389,838	148,266
Federal Realty Investment Trust	1,167,409	145,004
Kimco Realty Corp.	6,884,628	134,594
Apartment Investment & Management Co.	2,536,708	111,260
Macerich Co.	1,758,823	96,682
		10,413,751
Telecommunication Services (2.2%)
AT&T Inc.	99,252,309	3,887,713
Verizon Communications Inc.	65,942,523	3,263,495
* Level 3 Communications Inc.	4,750,981	253,180
^ CenturyLink Inc.	8,877,701	167,789
		7,572,177
Utilities (3.1%)
NextEra Energy Inc.	7,567,803	1,109,061
Duke Energy Corp.	11,314,733	949,532
Dominion Energy Inc.	10,388,105	799,157
Southern Co.	16,158,166	794,012
Exelon Corp.	15,521,948	584,712

	PG&E Corp.			8,291,102	564,541
	American Electric Power Co. Inc.			7,951,518	558,515
	Sempra Energy			4,057,731	463,109
	PPL Corp.			11,045,302	419,169
	Edison International			5,267,616	406,502
	Consolidated Edison Inc.			5,008,526	404,088
	Xcel Energy Inc.			8,205,147	388,268
	Public Service Enterprise Group Inc.			8,178,912	378,275
	WEC Energy Group Inc.			5,100,310	320,197
	DTE Energy Co.			2,900,054	311,350
	Eversource Energy			5,122,371	309,596
	American Water Works Co. Inc.			2,880,334	233,048
	Ameren Corp.			3,922,242	226,862
	Entergy Corp.			2,900,860	221,510
	FirstEnergy Corp.			7,177,780	221,291
	CMS Energy Corp.			4,555,039	210,989
	CenterPoint Energy Inc.			6,969,465	203,578
	Alliant Energy Corp.			3,731,804	155,131
	Pinnacle West Capital Corp.			1,804,813	152,615
	NiSource Inc.			5,263,489	134,693
	NRG Energy Inc.			4,856,101	124,268
	AES Corp.			10,681,253	117,707
	SCANA Corp.			2,311,726	112,096
					10,873,872
Total Common Stocks (Cost $217,631,997)					348,780,749
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		1.223%		17,354,346	1,735,782

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	1.029%	1/2/18	10,000	9,974
	United States Treasury Bill	0.980%	10/5/17	9,000	8,999
4	United States Treasury Bill	1.018%-1.036%	11/2/17	10,000	9,992
4	United States Treasury Bill	1.046%-1.056%	11/9/17	9,600	9,590
4	United States Treasury Bill	1.044%-1.056%	11/24/17	19,900	19,871
4	United States Treasury Bill	1.107%	12/28/17	1,000	997
4	United States Treasury Bill	1.087%	3/1/18	15,000	14,931
					74,354
Total Temporary Cash Investments (Cost $1,809,960)					1,810,136
Total Investments (100.1%) (Cost $219,441,957)					350,590,885
Other Assets and Liabilities-Net (-0.1%)3					(272,403)
Net Assets (100%)					350,318,482

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $327,116,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $338,388,000 of collateral received for securities on loan.

4 Securities with a value of $56,871,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	12,036	1,514,189	31,090

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

500 Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	348,780,749	—	—
Temporary Cash Investments	1,735,782	74,354	—
Futures Contracts—Assets[1]	5,377	—	—
Total	350,521,908	74,354	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $219,441,957,000. Net unrealized appreciation of investment securities for tax purposes was $131,148,928,000, consisting of unrealized gains of $135,126,300,000 on securities that had risen in value since their purchase and $3,977,372,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Consumer Discretionary (14.1%)
*,^	Tesla Inc.	1,669,619	569,507
	Las Vegas Sands Corp.	4,588,086	294,372
*	Liberty Global plc	8,393,971	274,483
*	Liberty Broadband Corp.	1,859,768	177,236
	Lear Corp.	848,427	146,846
^	Autoliv Inc.	1,102,124	136,222
	Aramark	3,123,376	126,840
*	NVR Inc.	43,331	123,710
*	Liberty Interactive Corp. QVC Group Class A	5,211,383	122,832
	Domino's Pizza Inc.	614,149	121,939
*	Norwegian Cruise Line Holdings Ltd.	2,242,100	121,185
	Vail Resorts Inc.	513,655	117,175
^	Sirius XM Holdings Inc.	19,198,705	105,977
	Adient plc	1,171,030	98,355
*	Liberty Media Corp-Liberty Formula One	2,559,762	97,501
*	Liberty Media Corp-Liberty SiriusXM Class C	2,163,661	90,592
*	Burlington Stores Inc.	872,262	83,266
*	ServiceMaster Global Holdings Inc.	1,729,984	80,842
	Service Corp. International	2,336,722	80,617
	Toll Brothers Inc.	1,892,082	78,465
^	Polaris Industries Inc.	749,416	78,411
	Thor Industries Inc.	614,876	77,419
*	Lululemon Athletica Inc.	1,212,543	75,481
*	Live Nation Entertainment Inc.	1,699,281	74,004
	Gentex Corp.	3,693,670	73,135
*	Liberty Global plc Class A	2,057,608	69,773
	Six Flags Entertainment Corp.	1,027,504	62,616
	Brunswick Corp.	1,093,975	61,230
*	Liberty Ventures Class A	1,044,280	60,098
	Dunkin' Brands Group Inc.	1,131,274	60,048
	Carter's Inc.	587,781	58,043
*	Grand Canyon Education Inc.	618,172	56,142
*	Bright Horizons Family Solutions Inc.	643,422	55,469
	Pool Corp.	506,036	54,738
	Dana Inc.	1,827,691	51,102
	Williams-Sonoma Inc.	1,017,460	50,731
*	Visteon Corp.	407,794	50,473
	Cinemark Holdings Inc.	1,363,874	49,386
	Extended Stay America Inc.	2,441,364	48,827
*	Liberty Media Corp-Liberty SiriusXM Class A	1,112,792	46,626
*	Lions Gate Entertainment Corp. Class B	1,427,694	45,386
	Cable One Inc.	60,382	43,603
^	Cracker Barrel Old Country Store Inc.	286,866	43,495
*	Skechers U.S.A. Inc. Class A	1,722,831	43,226
*	Madison Square Garden Co. Class A	198,941	42,593
	Bed Bath & Beyond Inc.	1,781,720	41,817
	Texas Roadhouse Inc. Class A	834,788	41,021
	Tupperware Brands Corp.	653,785	40,417
*,^	AutoNation Inc.	843,776	40,046

*	AMC Networks Inc. Class A	672,594	39,327
	Tenneco Inc.	647,898	39,308
	Marriott Vacations Worldwide Corp.	314,539	39,170
*	Five Below Inc.	711,750	39,061
	Jack in the Box Inc.	381,295	38,862
*,^	Tempur Sealy International Inc.	597,759	38,567
	Wendy's Co.	2,474,820	38,434
*	Liberty Broadband Corp. Class A	405,053	38,148
*	Liberty Expedia Holdings Inc. Class A	713,058	37,870
*	Hyatt Hotels Corp. Class A	612,450	37,843
	Tribune Media Co. Class A	922,407	37,690
	LCI Industries	323,399	37,466
	Lithia Motors Inc. Class A	307,113	36,949
	ILG Inc.	1,377,994	36,834
	TEGNA Inc.	2,755,837	36,735
	Wolverine World Wide Inc.	1,254,471	36,191
*	Liberty Global PLC LiLAC	1,539,588	35,872
	Nexstar Media Group Inc. Class A	573,219	35,712
	Aaron's Inc.	809,951	35,338
*,^	Wayfair Inc.	508,569	34,278
*	Helen of Troy Ltd.	350,938	34,006
	Churchill Downs Inc.	163,291	33,671
	CalAtlantic Group Inc.	915,623	33,539
*	Hilton Grand Vacations Inc.	867,997	33,531
	John Wiley & Sons Inc. Class A	601,736	32,193
*	Sally Beauty Holdings Inc.	1,626,702	31,851
	Graham Holdings Co. Class B	54,424	31,843
*	TopBuild Corp.	483,226	31,492
	New York Times Co. Class A	1,573,982	30,850
	Sinclair Broadcast Group Inc. Class A	960,889	30,796
	American Eagle Outfitters Inc.	2,138,800	30,585
*	Scientific Games Corp. Class A	666,386	30,554
*	Steven Madden Ltd.	701,093	30,357
	Choice Hotels International Inc.	473,064	30,229
	Office Depot Inc.	6,622,322	30,065
*	Michaels Cos. Inc.	1,374,442	29,509
	Planet Fitness Inc. Class A	1,082,349	29,202
*	Ollie's Bargain Outlet Holdings Inc.	624,484	28,976
*	Murphy USA Inc.	409,923	28,285
*	Dorman Products Inc.	394,684	28,267
	Boyd Gaming Corp.	1,079,169	28,112
*	Deckers Outdoor Corp.	410,648	28,092
	Dick's Sporting Goods Inc.	1,035,117	27,958
	Big Lots Inc.	516,492	27,668
*	iRobot Corp.	354,281	27,301
	Children's Place Inc.	227,284	26,854
	GameStop Corp. Class A	1,299,762	26,853
*	Groupon Inc. Class A	5,065,586	26,341
	Meredith Corp.	472,348	26,215
*	Adtalem Global Education Inc.	730,928	26,204
*	TRI Pointe Group Inc.	1,850,190	25,551
	Cooper Tire & Rubber Co.	682,025	25,508
*	Dave & Buster's Entertainment Inc.	485,454	25,477
	KB Home	1,049,249	25,308
*	Penn National Gaming Inc.	1,079,514	25,250
	Papa John's International Inc.	341,678	24,966
	Cheesecake Factory Inc.	574,997	24,219

*,^	Urban Outfitters Inc.	1,005,145	24,023
	Monro Muffler Brake Inc.	427,715	23,973
	Lions Gate Entertainment Corp. Class A	713,060	23,852
*	Cooper-Standard Holdings Inc.	205,222	23,800
	Penske Automotive Group Inc.	489,909	23,305
*	Sotheby's	497,539	22,941
	Regal Entertainment Group Class A	1,419,941	22,719
	Columbia Sportswear Co.	357,674	22,026
*	Buffalo Wild Wings Inc.	207,707	21,955
*	Meritage Homes Corp.	488,775	21,702
	Nutrisystem Inc.	388,013	21,690
	Bloomin' Brands Inc.	1,206,287	21,231
*	Altice USA Inc. Class A	766,216	20,925
*	Shutterfly Inc.	429,011	20,798
*	Taylor Morrison Home Corp. Class A	925,750	20,413
	Brinker International Inc.	630,356	20,083
	Bob Evans Farms Inc.	258,501	20,036
*	Fox Factory Holding Corp.	455,895	19,649
	Core-Mark Holding Co. Inc.	604,410	19,426
*,^	Eldorado Resorts Inc.	749,385	19,222
*	American Axle & Manufacturing Holdings Inc.	1,075,977	18,916
	Group 1 Automotive Inc.	256,686	18,599
	DSW Inc. Class A	862,058	18,517
*	La Quinta Holdings Inc.	1,027,918	17,989
*	Gentherm Inc.	483,078	17,946
*,^	RH	253,894	17,854
	Callaway Golf Co.	1,233,390	17,798
	MDC Holdings Inc.	530,510	17,618
	Time Inc.	1,290,967	17,428
	Caleres Inc.	568,862	17,362
*	Installed Building Products Inc.	263,047	17,045
*	MSG Networks Inc.	803,769	17,040
	La-Z-Boy Inc.	629,356	16,930
*	Vista Outdoor Inc.	734,543	16,850
*	Select Comfort Corp.	536,224	16,650
*	Cavco Industries Inc.	111,499	16,452
*	G-III Apparel Group Ltd.	560,921	16,278
*	Houghton Mifflin Harcourt Co.	1,333,845	16,073
	HSN Inc.	408,793	15,963
*	Pinnacle Entertainment Inc.	748,975	15,961
	Winnebago Industries Inc.	355,543	15,911
*,^	Weight Watchers International Inc.	360,158	15,685
*	Belmond Ltd. Class A	1,146,712	15,653
^	Dillard's Inc. Class A	277,591	15,565
*,^	Chegg Inc.	1,024,927	15,210
*	Asbury Automotive Group Inc.	247,801	15,141
*,^	JC Penney Co. Inc.	3,961,808	15,094
	Chico's FAS Inc.	1,666,012	14,911
*,^	GoPro Inc. Class A	1,334,094	14,688
*	Lumber Liquidators Holdings Inc.	372,747	14,530
*	EW Scripps Co. Class A	729,497	13,941
*	Gray Television Inc.	883,448	13,870
	Guess? Inc.	799,560	13,616
	Gannett Co. Inc.	1,496,441	13,468
	Sonic Corp.	526,273	13,394
*,^	Liberty Global PLC LiLAC Class A	562,513	13,365
	Scholastic Corp.	359,222	13,363

*	Modine Manufacturing Co.	663,778	12,778
	Abercrombie & Fitch Co.	878,959	12,692
	Red Rock Resorts Inc. Class A	540,021	12,507
	Oxford Industries Inc.	195,074	12,395
	Wingstop Inc.	372,432	12,383
	Standard Motor Products Inc.	253,592	12,236
	International Speedway Corp. Class A	339,822	12,234
*	Universal Electronics Inc.	192,296	12,192
	Strayer Education Inc.	137,101	11,965
	World Wrestling Entertainment Inc. Class A	499,031	11,752
*	Liberty TripAdvisor Holdings Inc. Class A	950,424	11,738
*	Denny's Corp.	935,070	11,642
^	Sturm Ruger & Co. Inc.	224,014	11,581
*,^	SeaWorld Entertainment Inc.	868,284	11,279
*	Red Robin Gourmet Burgers Inc.	167,702	11,236
*	Liberty Media Corp-Liberty Braves Class C	443,958	11,219
*,^	American Outdoor Brands Corp.	727,203	11,090
	Camping World Holdings Inc. Class A	268,207	10,927
	Capella Education Co.	155,450	10,905
*,^	LGI Homes Inc.	222,281	10,796
	Ethan Allen Interiors Inc.	332,067	10,759
	New Media Investment Group Inc.	725,128	10,725
^	AMC Entertainment Holdings Inc. Class A	704,363	10,354
*	Floor & Decor Holdings Inc. Class A	255,069	9,930
*,^	Caesars Entertainment Corp.	740,564	9,887
	DineEquity Inc.	221,875	9,536
*	Crocs Inc.	977,475	9,481
*	Liberty Media Corp-Liberty Formula One Class A	253,425	9,247
	Tailored Brands Inc.	638,423	9,219
*	Career Education Corp.	872,659	9,067
	PetMed Express Inc.	266,462	8,833
*,^	Conn's Inc.	312,364	8,793
*	M/I Homes Inc.	317,488	8,486
	Ruth's Hospitality Group Inc.	397,507	8,328
*	K12 Inc.	459,688	8,201
*	Beazer Homes USA Inc.	437,571	8,200
^	Rent-A-Center Inc.	695,311	7,982
^	GNC Holdings Inc. Class A	899,372	7,950
*,^	Shake Shack Inc. Class A	239,022	7,943
*	Malibu Boats Inc. Class A	247,877	7,843
	Tower International Inc.	279,889	7,613
*	Loral Space & Communications Inc.	153,314	7,589
*	Unifi Inc.	211,990	7,553
	Marcus Corp.	265,019	7,341
*	Overstock.com Inc.	246,864	7,332
	Sonic Automotive Inc. Class A	358,661	7,317
*	Motorcar Parts of America Inc.	246,683	7,267
*	BJ's Restaurants Inc.	237,458	7,231
	Hooker Furniture Corp.	151,424	7,230
*	Regis Corp.	500,451	7,141
*	Express Inc.	1,032,934	6,983
*	Stoneridge Inc.	347,243	6,879
*,^	William Lyon Homes Class A	298,758	6,868
*	Genesco Inc.	257,941	6,861
*	Laureate Education Inc. Class A	468,472	6,816
*	Nautilus Inc.	401,417	6,784
*	Del Taco Restaurants Inc.	439,726	6,745

*	Fiesta Restaurant Group Inc.	354,743	6,740
	Haverty Furniture Cos. Inc.	255,571	6,683
*	Monarch Casino & Resort Inc.	160,656	6,351
	Finish Line Inc. Class A	522,674	6,288
	Buckle Inc.	372,472	6,276
	National CineMedia Inc.	878,042	6,129
*	Playa Hotels & Resorts NV	582,921	6,080
*	Century Communities Inc.	243,935	6,025
	Movado Group Inc.	213,419	5,976
	BBX Capital Corp. Class A	796,827	5,873
*	ZAGG Inc.	362,918	5,716
	Johnson Outdoors Inc. Class A	76,665	5,618
	NACCO Industries Inc. Class A	65,150	5,590
*	Ascena Retail Group Inc.	2,238,889	5,485
*	MarineMax Inc.	329,911	5,460
	Tile Shop Holdings Inc.	429,263	5,452
	Barnes & Noble Inc.	716,279	5,444
*	PICO Holdings Inc.	319,890	5,342
*	Horizon Global Corp.	298,803	5,271
	Bassett Furniture Industries Inc.	138,403	5,218
^	Acushnet Holdings Corp.	293,781	5,218
	Carriage Services Inc. Class A	200,367	5,129
*,^	Fossil Group Inc.	544,677	5,082
	Entravision Communications Corp. Class A	890,509	5,076
	Superior Industries International Inc.	301,089	5,013
*	Carrols Restaurant Group Inc.	459,410	5,008
*	Biglari Holdings Inc.	14,998	4,999
*	Chuy's Holdings Inc.	233,761	4,921
*	tronc Inc.	336,960	4,896
*	American Public Education Inc.	219,455	4,620
*,^	Party City Holdco Inc.	340,600	4,615
	Culp Inc.	140,303	4,595
*	Del Frisco's Restaurant Group Inc.	315,752	4,594
	Emerald Expositions Events Inc.	195,894	4,553
*	MCBC Holdings Inc.	219,987	4,483
	Flexsteel Industries Inc.	87,347	4,428
	Cato Corp. Class A	333,728	4,415
*	Zumiez Inc.	242,591	4,391
*	Potbelly Corp.	350,459	4,346
*	America's Car-Mart Inc.	104,911	4,314
*,^	Central European Media Enterprises Ltd. Class A	1,063,404	4,307
*	Iconix Brand Group Inc.	751,394	4,275
	Pier 1 Imports Inc.	1,019,883	4,273
*	1-800-Flowers.com Inc. Class A	427,778	4,214
	Citi Trends Inc.	207,947	4,132
	Entercom Communications Corp. Class A	351,393	4,023
*,^	Hibbett Sports Inc.	280,268	3,994
	Speedway Motorsports Inc.	185,000	3,940
*	WideOpenWest Inc.	261,210	3,939
*	Perry Ellis International Inc.	166,008	3,928
	Shoe Carnival Inc.	170,041	3,805
*	Francesca's Holdings Corp.	488,038	3,592
	Winmark Corp.	27,107	3,571
	RCI Hospitality Holdings Inc.	139,893	3,462
	CSS Industries Inc.	120,058	3,460
*	El Pollo Loco Holdings Inc.	282,934	3,438
*	Zoe's Kitchen Inc.	267,789	3,382

*	Barnes & Noble Education Inc.	516,496	3,362
*	Drive Shack Inc.	902,721	3,259
*	Hovnanian Enterprises Inc. Class A	1,671,024	3,225
*	Golden Entertainment Inc.	129,607	3,160
*	Nathan's Famous Inc.	42,578	3,149
*	Reading International Inc. Class A	199,579	3,137
*	FTD Cos. Inc.	237,021	3,091
*	Habit Restaurants Inc. Class A	234,714	3,063
^	Fred's Inc. Class A	467,373	3,010
*	Bojangles' Inc.	220,553	2,977
*,^	Daily Journal Corp.	13,447	2,940
*	VOXX International Corp. Class A	340,734	2,913
*	Lindblad Expeditions Holdings Inc.	271,853	2,909
*,^	Carvana Co.	196,416	2,883
	Lifetime Brands Inc.	153,221	2,804
	Libbey Inc.	302,140	2,798
	Collectors Universe Inc.	116,636	2,796
	Saga Communications Inc. Class A	60,341	2,752
*,^	Global Eagle Entertainment Inc.	765,415	2,618
*	Kirkland's Inc.	224,140	2,562
*	Vera Bradley Inc.	290,643	2,561
*,^	Lands' End Inc.	190,846	2,519
*	Century Casinos Inc.	305,238	2,506
*	Clarus Corp.	323,461	2,426
*,^	Sears Holdings Corp.	330,376	2,412
	Clear Channel Outdoor Holdings Inc. Class A	515,852	2,399
*,^	Duluth Holdings Inc.	114,866	2,331
	Marine Products Corp.	142,788	2,292
*	Green Brick Partners Inc.	225,245	2,230
*	Liberty Media Corp-Liberty Braves Class C	86,321	2,190
*	Ascent Capital Group Inc. Class A	165,218	2,154
*	New Home Co. Inc.	191,484	2,137
	Superior Uniform Group Inc.	89,182	2,042
*	Ruby Tuesday Inc.	946,937	2,026
*	Gaia Inc. Class A	165,278	1,983
	Weyco Group Inc.	67,932	1,928
*,^	Tuesday Morning Corp.	600,543	1,922
*,^	Inspired Entertainment Inc.	143,268	1,898
	Big 5 Sporting Goods Corp.	243,132	1,860
*	Delta Apparel Inc.	84,111	1,809
*	Red Lion Hotels Corp.	209,155	1,809
*,^	Sportsman's Warehouse Holdings Inc.	399,032	1,800
*	J Alexander's Holdings Inc.	154,578	1,793
	Escalade Inc.	128,577	1,749
*	Vitamin Shoppe Inc.	319,307	1,708
*	Hemisphere Media Group Inc. Class A	138,031	1,649
*	J. Jill Inc.	139,462	1,519
	Strattec Security Corp.	36,700	1,501
*	Fogo De Chao Inc.	120,375	1,493
*	Shiloh Industries Inc.	142,798	1,485
	Tilly's Inc. Class A	118,697	1,423
	Rocky Brands Inc.	102,185	1,369
*	Townsquare Media Inc. Class A	129,137	1,291
*	Ballantyne Strong Inc.	208,987	1,275
*,^	Sequential Brands Group Inc.	426,030	1,274
*	Lakeland Industries Inc.	90,162	1,271
	Beasley Broadcast Group Inc. Class A	107,328	1,256

*,^	Vuzix Corp.	222,625	1,213
*	Lee Enterprises Inc.	550,512	1,211
*	Cambium Learning Group Inc.	170,871	1,133
*	AV Homes Inc.	58,250	999
*	Bridgepoint Education Inc.	103,045	989
*,^	Destination XL Group Inc.	514,898	978
	AH Belo Corp. Class A	210,369	968
*,^	JAKKS Pacific Inc.	316,536	950
	Ark Restaurants Corp.	38,576	920
*	Universal Technical Institute Inc.	238,404	827
*	Empire Resorts Inc.	36,416	814
*	Build-A-Bear Workshop Inc.	83,600	765
*	Full House Resorts Inc.	273,502	763
*	Blue Apron Holdings Inc. Class A	125,735	685
	Liberty Tax Inc.	47,386	682
^	Stage Stores Inc.	367,787	677
*	Tandy Leather Factory Inc.	82,294	650
*	Town Sports International Holdings Inc.	92,514	648
*,^	Christopher & Banks Corp.	462,446	629
*,^	Workhorse Group Inc.	215,228	594
	Salem Media Group Inc. Class A	87,614	578
*	Skyline Corp.	44,687	540
*	Dixie Group Inc.	133,541	534
*	Roku Inc.	19,165	509
*	EVINE Live Inc.	471,830	491
*,^	Famous Dave's of America Inc.	95,554	387
*	Urban One Inc.	228,744	377
*,^	Jamba Inc.	42,800	370
*	Trans World Entertainment Corp.	178,312	357
*,^	Nova Lifestyle Inc.	210,360	349
*,^	Kona Grill Inc.	81,836	311
	Gaming Partners International Corp.	27,841	309
*	Luby's Inc.	112,957	299
*	Emerson Radio Corp.	210,239	282
*	Harte-Hanks Inc.	259,360	277
	Dover Motorsports Inc.	134,135	275
*	Destination Maternity Corp.	162,951	272
^	bebe stores inc	51,253	263
*	Cherokee Inc.	95,042	261
	Peak Resorts Inc.	58,032	252
*	US Auto Parts Network Inc.	82,723	239
*	Lincoln Educational Services Corp.	94,557	236
	Insignia Systems Inc.	207,691	224
	Live Ventures Inc.	17,510	216
*	Dover Downs Gaming & Entertainment Inc.	196,364	202
*,^	Vince Holding Corp.	329,116	197
*,^	Turtle Beach Corp.	237,689	197
*	Good Times Restaurants Inc.	71,478	193
*	Boot Barn Holdings Inc.	21,660	193
*,^	Papa Murphy's Holdings Inc.	32,168	191
	Educational Development Corp.	19,541	188
*,^	Forward Industries Inc.	157,441	187
	Crown Crafts Inc.	28,771	187
*,^	Sears Hometown and Outlet Stores Inc.	72,783	186
*,^	Cinedigm Corp. Class A	117,637	171
	AMCON Distributing Co.	1,865	165
*,^	UQM Technologies Inc.	135,336	156

*,^	Naked Brand Group Inc.	112,574	151
^	Stein Mart Inc.	111,305	145
*	Container Store Group Inc.	34,258	144
*	Charles & Colvard Ltd.	157,899	137
	Unique Fabricating Inc.	16,039	136
*	Summer Infant Inc.	69,594	132
*	Diversified Restaurant Holdings Inc.	61,904	129
*,^	Rave Restaurant Group Inc.	69,319	124
*	Sypris Solutions Inc.	85,100	123
*	At Home Group Inc.	4,864	111
*,^	Noodles & Co. Class A	19,730	87
	Stanley Furniture Co. Inc.	65,889	78
*	Nevada Gold & Casinos Inc.	33,200	78
*	NTN Buzztime Inc.	12,292	75
*	RLJ Entertainment Inc.	21,254	75
*	Bravo Brio Restaurant Group Inc.	31,024	71
*,^	Bon-Ton Stores Inc.	133,855	58
*	ONE Group Hospitality Inc.	26,439	44
*,^	Chanticleer Holdings Inc.	16,860	44
*	CafePress Inc.	21,383	39
*	SPAR Group Inc.	33,227	35
	Flanigan's Enterprises Inc.	1,352	35
*	Differential Brands Group Inc.	22,120	30
*	Comstock Holding Cos. Inc. Class A	11,662	19
*	Clean Diesel Technologies Inc.	10,143	18
*	Xcel Brands Inc.	4,463	16
*	Appliance Recycling Centers of America Inc.	15,967	16
*	Emmis Communications Corp. Class A	4,118	14
*	Fenix Parts Inc.	12,506	9
*	Koss Corp.	3,992	6
	P&F Industries Inc. Class A	574	4
*	McClatchy Co. Class A	365	3
	Canterbury Park Holding Corp.	209	3
*,2	Here Media Inc.	12,670	—
*,2	Here Media Inc. Special Shares	12,670	—
			8,461,006
Consumer Staples (3.0%)
	Bunge Ltd.	1,769,246	122,892
	Ingredion Inc.	871,748	105,168
	Pinnacle Foods Inc.	1,521,694	86,995
	Lamb Weston Holdings Inc.	1,813,605	85,040
*	Post Holdings Inc.	854,598	75,435
*,^	Herbalife Ltd.	833,147	56,512
*	US Foods Holding Corp.	2,069,339	55,251
*	Hain Celestial Group Inc.	1,339,824	55,134
	Casey's General Stores Inc.	476,954	52,203
*	Edgewell Personal Care Co.	696,536	50,687
*,^	TreeHouse Foods Inc.	733,879	49,706
	Flowers Foods Inc.	2,388,243	44,923
	Snyder's-Lance Inc.	1,110,159	42,341
	Sanderson Farms Inc.	257,730	41,629
	Nu Skin Enterprises Inc. Class A	640,813	39,397
*	Darling Ingredients Inc.	2,135,402	37,412
	Energizer Holdings Inc.	792,352	36,488
*	Blue Buffalo Pet Products Inc.	1,207,107	34,221
	Spectrum Brands Holdings Inc.	308,104	32,634
*	Performance Food Group Co.	1,104,351	31,198

*	Sprouts Farmers Market Inc.	1,615,066	30,315
*	HRG Group Inc.	1,788,669	27,921
	Vector Group Ltd.	1,358,777	27,814
	Lancaster Colony Corp.	231,013	27,749
*	United Natural Foods Inc.	660,683	27,478
	B&G Foods Inc.	855,397	27,244
*	Rite Aid Corp.	13,571,240	26,600
	PriceSmart Inc.	297,948	26,592
	J&J Snack Foods Corp.	197,479	25,929
	WD-40 Co.	187,232	20,951
	Fresh Del Monte Produce Inc.	426,591	19,393
*	Central Garden & Pet Co. Class A	513,654	19,103
	Universal Corp.	331,511	18,996
	National Beverage Corp.	151,984	18,854
*	Boston Beer Co. Inc. Class A	119,784	18,710
*	Pilgrim's Pride Corp.	639,514	18,169
	Seaboard Corp.	3,599	16,213
*,^	Cal-Maine Foods Inc.	392,626	16,137
*,^	Hostess Brands Inc. Class A	1,135,486	15,511
	Calavo Growers Inc.	200,685	14,690
	Coca-Cola Bottling Co. Consolidated	61,920	13,359
*	Avon Products Inc.	5,715,791	13,318
	SpartanNash Co.	499,409	13,169
	Dean Foods Co.	1,160,640	12,628
	Andersons Inc.	354,527	12,143
	SUPERVALU Inc.	499,365	10,861
^	MGP Ingredients Inc.	160,252	9,716
	Inter Parfums Inc.	235,302	9,706
	Weis Markets Inc.	220,943	9,611
	Medifast Inc.	157,349	9,342
^	Tootsie Roll Industries Inc.	238,272	9,054
*	USANA Health Sciences Inc.	143,862	8,301
	John B Sanfilippo & Son Inc.	115,484	7,773
*,^	elf Beauty Inc.	258,211	5,823
*	Chefs' Warehouse Inc.	273,346	5,276
*	Simply Good Foods Co.	428,843	5,022
	Omega Protein Corp.	294,460	4,903
	Ingles Markets Inc. Class A	189,539	4,871
*	Landec Corp.	357,957	4,635
*	Farmer Brothers Co.	131,685	4,326
*,^	Freshpet Inc.	264,760	4,143
*	Primo Water Corp.	340,602	4,036
*,^	Revlon Inc. Class A	162,776	3,996
	Limoneira Co.	151,770	3,516
*	Seneca Foods Corp. Class A	99,325	3,427
	Oil-Dri Corp. of America	65,419	3,201
*,^	Smart & Final Stores Inc.	374,566	2,940
*,^	Amplify Snack Brands Inc.	414,125	2,936
	Village Super Market Inc. Class A	115,315	2,853
*,^	Central Garden & Pet Co.	70,046	2,721
^	Natural Health Trends Corp.	90,822	2,171
*,^	22nd Century Group Inc.	778,696	2,157
*	Craft Brew Alliance Inc.	113,947	2,000
*	Turning Point Brands Inc.	99,431	1,690
*	Alliance One International Inc.	130,508	1,422
*,^	Castle Brands Inc.	1,049,972	1,407
	Rocky Mountain Chocolate Factory Inc.	96,331	1,138

	United-Guardian Inc.	57,249	1,076
	Alico Inc.	30,804	1,052
	Nature's Sunshine Products Inc.	86,229	875
*	Lifeway Foods Inc.	89,693	798
*	Natural Alternatives International Inc.	73,591	784
*,^	New Age Beverages Corp.	226,900	774
*,^	Veru Inc.	259,893	689
*	Lifevantage Corp.	111,115	469
*,^	S&W Seed Co.	103,201	325
*,^	Natural Grocers by Vitamin Cottage Inc.	42,867	239
	Mannatech Inc.	11,571	164
*	Coffee Holding Co. Inc.	33,360	148
*	Reed's Inc.	58,735	129
^	Orchids Paper Products Co.	7,802	110
*	Inventure Foods Inc.	14,532	68
	Ocean Bio-Chem Inc.	11,030	56
*	Celsius Holdings Inc.	5,700	34
	Reliv International Inc.	4,459	30
*	Crystal Rock Holdings Inc.	42,584	30
*,^	MYOS RENS Technology Inc.	18,975	26
*,^	Long Island Iced Tea Corp.	7,758	19
*	RiceBran Technologies	8,529	11
*	Truett-Hurst Inc.	1,600	3
*	Arcadia Biosciences Inc.	6,213	3
			1,807,138
Energy (4.2%)
	Targa Resources Corp.	2,779,998	131,494
*	Diamondback Energy Inc.	1,265,008	123,920
*	Cheniere Energy Inc.	2,604,424	117,303
	HollyFrontier Corp.	2,268,862	81,611
*	Parsley Energy Inc. Class A	2,925,951	77,070
*	Energen Corp.	1,250,604	68,383
*	Rice Energy Inc.	2,235,499	64,695
*	WPX Energy Inc.	5,133,251	59,032
*,^	Weatherford International plc	12,671,588	58,036
^	Core Laboratories NV	570,722	56,330
	Murphy Oil Corp.	2,108,248	55,995
*,^	Transocean Ltd.	5,050,137	54,339
*	RSP Permian Inc.	1,556,188	53,829
	Patterson-UTI Energy Inc.	2,533,036	53,042
*	Antero Resources Corp.	2,610,629	51,952
*	CONSOL Energy Inc.	2,580,895	43,720
*	Continental Resources Inc.	1,106,525	42,723
*	PDC Energy Inc.	816,448	40,030
*	Southwestern Energy Co.	6,530,275	39,900
^	PBF Energy Inc. Class A	1,411,914	38,983
*	Peabody Energy Corp.	1,252,776	36,343
	Oceaneering International Inc.	1,262,662	33,170
*,^	Matador Resources Co.	1,203,369	32,671
	US Silica Holdings Inc.	1,032,862	32,091
*,^	Centennial Resource Development Inc. Class A	1,725,521	31,008
	World Fuel Services Corp.	895,559	30,368
	Nabors Industries Ltd.	3,664,483	29,572
*	Gulfport Energy Corp.	2,054,161	29,457
*,^	Callon Petroleum Co.	2,599,922	29,223
*	Oasis Petroleum Inc.	3,051,478	27,829
*	QEP Resources Inc.	3,090,167	26,483

*	McDermott International Inc.	3,640,153	26,464
*	SRC Energy Inc.	2,630,847	25,440
*,^	Whiting Petroleum Corp.	4,616,103	25,204
	Delek US Holdings Inc.	936,697	25,038
*	C&J Energy Services Inc.	821,086	24,608
*	Extraction Oil & Gas Inc.	1,597,986	24,593
*,^	Kosmos Energy Ltd.	2,990,513	23,805
*	Laredo Petroleum Inc.	1,827,521	23,630
	SemGroup Corp. Class A	815,469	23,445
^	Ensco plc Class A	3,874,654	23,132
	Arch Coal Inc. Class A	321,741	23,082
	SM Energy Co.	1,286,706	22,826
*	Dril-Quip Inc.	484,796	21,404
*	Ultra Petroleum Corp.	2,430,215	21,070
*	Superior Energy Services Inc.	1,967,914	21,017
*	Rowan Cos. plc Class A	1,576,108	20,253
^	RPC Inc.	755,034	18,717
*,^	Tidewater Inc.	603,591	17,552
*	Oil States International Inc.	673,172	17,065
*	Carrizo Oil & Gas Inc.	986,932	16,906
*	Forum Energy Technologies Inc.	948,084	15,075
*	Noble Corp. plc	3,166,587	14,566
*	Unit Corp.	684,425	14,085
*	Helix Energy Solutions Group Inc.	1,804,325	13,334
*	Exterran Corp.	414,263	13,095
*	Halcon Resources Corp.	1,867,227	12,697
*,^	Diamond Offshore Drilling Inc.	832,828	12,076
	Archrock Inc.	925,974	11,621
*	Newpark Resources Inc.	1,153,117	11,531
*	SEACOR Holdings Inc.	214,022	9,869
	Green Plains Inc.	483,954	9,752
*,^	Fairmount Santrol Holdings Inc.	1,987,770	9,502
*,^	Atwood Oceanics Inc.	960,895	9,023
*	Par Pacific Holdings Inc.	433,144	9,009
*	Ring Energy Inc.	599,540	8,687
*,^	Tellurian Inc.	813,243	8,685
*	Bonanza Creek Energy Inc.	262,823	8,671
*,^	Resolute Energy Corp.	260,628	7,738
*	Stone Energy Corp.	264,124	7,675
*	International Seaways Inc.	379,976	7,486
*	REX American Resources Corp.	75,800	7,112
*,^	Denbury Resources Inc.	5,210,501	6,982
*	Penn Virginia Corp.	169,333	6,770
*,^	Jagged Peak Energy Inc.	465,534	6,359
*,^	California Resources Corp.	573,735	6,001
*	SandRidge Energy Inc.	295,124	5,929
*,^	Keane Group Inc.	355,087	5,923
*	Basic Energy Services Inc.	300,970	5,809
*	Matrix Service Co.	377,126	5,732
*	Renewable Energy Group Inc.	446,517	5,425
	Frank's International NV	700,033	5,404
	CVR Energy Inc.	204,507	5,297
	Panhandle Oil and Gas Inc. Class A	219,927	5,234
*,^	WildHorse Resource Development Corp.	379,664	5,057
*,^	Gener8 Maritime Inc.	1,068,816	4,820
*	Midstates Petroleum Co. Inc.	309,375	4,808
*	Natural Gas Services Group Inc.	163,702	4,649

*	TETRA Technologies Inc.	1,609,441	4,603
*	Bill Barrett Corp.	1,058,018	4,539
*,^	Sanchez Energy Corp.	933,969	4,502
*	Energy XXI Gulf Coast Inc.	434,496	4,493
*	ProPetro Holding Corp.	307,980	4,420
^	Bristow Group Inc.	414,437	3,875
*	Clean Energy Fuels Corp.	1,543,104	3,827
*	Abraxas Petroleum Corp.	1,982,684	3,727
*	Cloud Peak Energy Inc.	1,017,486	3,724
*	Tesco Corp.	668,929	3,646
*	Geospace Technologies Corp.	196,828	3,507
*	SEACOR Marine Holdings Inc.	209,933	3,283
*	Eclipse Resources Corp.	1,218,817	3,047
*	RigNet Inc.	170,075	2,925
	Evolution Petroleum Corp.	398,318	2,868
*	Select Energy Services Inc. Class A	177,787	2,830
*	NCS Multistage Holdings Inc.	115,085	2,771
	Gulf Island Fabrication Inc.	217,624	2,764
*	Pioneer Energy Services Corp.	1,066,712	2,720
*	W&T Offshore Inc.	850,572	2,594
*	Solaris Oilfield Infrastructure Inc. Class A	144,400	2,517
*,^	CARBO Ceramics Inc.	289,558	2,499
*	Willbros Group Inc.	762,355	2,455
*	Dorian LPG Ltd.	337,075	2,299
*	Parker Drilling Co.	1,851,218	2,036
*	Mammoth Energy Services Inc.	115,075	1,940
*,^	Hornbeck Offshore Services Inc.	473,195	1,912
*,^	Gastar Exploration Inc.	2,086,250	1,835
*,^	Smart Sand Inc.	268,500	1,820
*,^	Jones Energy Inc. Class A	879,002	1,688
*	Contango Oil & Gas Co.	330,867	1,664
	Hallador Energy Co.	290,834	1,664
*,^	Uranium Energy Corp.	1,090,799	1,505
*	Overseas Shipholding Group Inc. Class A	545,578	1,435
*	Earthstone Energy Inc. Class A	123,626	1,359
*	SilverBow Resources Inc.	49,569	1,217
*,^	Lilis Energy Inc.	246,647	1,103
	Adams Resources & Energy Inc.	24,374	1,012
*,^	Zion Oil & Gas Inc.	293,282	1,000
*	Era Group Inc.	87,928	984
*	Isramco Inc.	7,789	904
*	Dawson Geophysical Co.	198,284	898
*	PHI Inc. NV	75,812	892
*	Westmoreland Coal Co.	276,049	704
*	Aspen Aerogels Inc.	157,978	687
*,^	Comstock Resources Inc.	110,347	671
*	Independence Contract Drilling Inc.	161,052	612
*,^	Approach Resources Inc.	240,986	605
*	VAALCO Energy Inc.	719,386	590
*,^	Northern Oil and Gas Inc.	625,044	563
*	Pacific Ethanol Inc.	94,071	522
*,^	Torchlight Energy Resources Inc.	406,847	509
*	Mitcham Industries Inc.	137,879	481
*,^	Erin Energy Corp.	166,907	459
*,^	Cobalt International Energy Inc.	320,427	458
*	PHI Inc.	30,208	356
*	Centrus Energy Corp. Class A	94,205	351

*	PetroQuest Energy Inc.	146,296	335
*,^	Synthesis Energy Systems Inc.	579,067	313
*,^	Profire Energy Inc.	136,495	272
^	EXCO Resources Inc.	180,065	241
*	Key Energy Services Inc.	14,260	188
*,^	Westwater Resources Inc.	126,297	182
*	Eco-Stim Energy Solutions Inc.	115,690	178
*	PrimeEnergy Corp.	3,726	169
*,^	Gevo Inc.	260,922	163
*	Lonestar Resources US Inc. Class A	45,909	161
*,^	Rex Energy Corp.	54,109	146
*	TransAtlantic Petroleum Ltd.	157,020	135
*,^	SAExploration Holdings Inc.	39,682	100
*,^	Vertex Energy Inc.	119,227	91
*	Barnwell Industries Inc.	47,934	86
*	Ranger Energy Services Inc.	4,717	69
*	ENGlobal Corp.	38,763	49
*,^	Tengasco Inc.	73,035	49
*	US Energy Corp. Wyoming	62,751	47
*,^	New Concept Energy Inc.	23,644	31
*,^	Camber Energy Inc.	114,622	19
*	Aemetis Inc.	20,124	18
*	NextDecade Corp.	1,310	13
*	ION Geophysical Corp.	1,181	11
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	9
*,^	Superior Drilling Products Inc.	9,078	7
*	EP Energy Corp. Class A	2,133	7
*	FieldPoint Petroleum Corp.	21,599	7
*,^	Yuma Energy Inc.	2,896	3
*,^	PEDEVCO Corp.	4,111	2
*,^	EnerJex Resources Inc.	6,657	2
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2018	33,558	2
*	Amyris Inc.	10	—
^,2	Harvest Natural Resources Inc.	133,886	—
			2,525,317
Financials (16.9%)
	First Republic Bank	1,967,020	205,475
*	Markel Corp.	177,002	189,035
	Annaly Capital Management Inc.	13,701,525	167,022
	FNF Group	3,432,887	162,925
*	Arch Capital Group Ltd.	1,646,966	162,226
	TD Ameritrade Holding Corp.	3,133,890	152,934
	Ally Financial Inc.	5,745,196	139,378
	MSCI Inc. Class A	1,138,783	133,124
*	SVB Financial Group	670,736	125,488
	East West Bancorp Inc.	1,859,161	111,141
	Reinsurance Group of America Inc. Class A	789,695	110,186
*	Alleghany Corp.	194,808	107,926
	AGNC Investment Corp.	4,895,836	106,142
	SEI Investments Co.	1,611,280	98,385
	Voya Financial Inc.	2,268,608	90,495
*	Signature Bank	689,628	88,300
	MarketAxess Holdings Inc.	471,920	87,074
	American Financial Group Inc.	837,035	86,591
	FactSet Research Systems Inc.	477,049	85,921
	CIT Group Inc.	1,733,105	85,009
	Janus Henderson Group plc	2,325,776	81,030

	WR Berkley Corp.	1,199,679	80,067
	New York Community Bancorp Inc.	6,146,225	79,225
	PacWest Bancorp	1,540,878	77,830
	Lazard Ltd. Class A	1,669,773	75,507
	Bank of the Ozarks	1,553,965	74,668
	Eaton Vance Corp.	1,475,414	72,841
	Synovus Financial Corp.	1,581,065	72,824
	Starwood Property Trust Inc.	3,313,324	71,965
	Brown & Brown Inc.	1,481,056	71,372
	Cullen/Frost Bankers Inc.	730,280	69,318
	First American Financial Corp.	1,382,662	69,092
	RenaissanceRe Holdings Ltd.	497,506	67,233
	New Residential Investment Corp.	3,922,550	65,624
	Commerce Bancshares Inc.	1,133,658	65,491
*	Western Alliance Bancorp	1,221,208	64,822
	Pinnacle Financial Partners Inc.	935,618	62,640
	Webster Financial Corp.	1,170,894	61,530
*	MGIC Investment Corp.	4,847,751	60,742
	Old Republic International Corp.	3,051,807	60,090
	Axis Capital Holdings Ltd.	1,036,940	59,427
*	SLM Corp.	5,094,372	58,432
	Prosperity Bancshares Inc.	885,317	58,192
	FNB Corp.	4,130,359	57,949
	First Horizon National Corp.	3,011,881	57,678
	LPL Financial Holdings Inc.	1,104,786	56,974
	Wintrust Financial Corp.	717,199	56,164
	Umpqua Holdings Corp.	2,846,815	55,541
	Assured Guaranty Ltd.	1,454,106	54,892
*	Texas Capital Bancshares Inc.	637,556	54,702
	IBERIABANK Corp.	652,624	53,613
	Hancock Holding Co.	1,089,134	52,769
	Radian Group Inc.	2,810,723	52,532
	Hanover Insurance Group Inc.	528,245	51,203
	Home BancShares Inc.	2,018,424	50,905
*	Athene Holding Ltd. Class A	935,552	50,370
	United Bankshares Inc.	1,347,007	50,041
	Investors Bancorp Inc.	3,625,133	49,447
	CNO Financial Group Inc.	2,102,073	49,062
	BankUnited Inc.	1,373,233	48,846
	Validus Holdings Ltd.	986,350	48,538
	Chemical Financial Corp.	922,690	48,220
	Associated Banc-Corp	1,983,806	48,107
	Primerica Inc.	584,860	47,695
	Popular Inc.	1,311,971	47,152
	Stifel Financial Corp.	877,099	46,890
	Bank of Hawaii Corp.	562,119	46,858
	Two Harbors Investment Corp.	4,455,808	44,915
	MFA Financial Inc.	5,125,420	44,899
	Sterling Bancorp	1,778,633	43,843
*,^	Credit Acceptance Corp.	155,174	43,475
	Chimera Investment Corp.	2,296,017	43,441
	First Citizens BancShares Inc. Class A	115,933	43,346
*	Essent Group Ltd.	1,066,274	43,184
	Legg Mason Inc.	1,097,571	43,146
	UMB Financial Corp.	573,867	42,747
	Fulton Financial Corp.	2,279,141	42,734
	MB Financial Inc.	943,699	42,485

Evercore Partners Inc. Class A	520,064	41,735
BGC Partners Inc. Class A	2,876,645	41,625
Interactive Brokers Group Inc.	921,747	41,515
Valley National Bancorp	3,422,095	41,236
Selective Insurance Group Inc.	760,642	40,961
FirstCash Inc.	641,860	40,533
Cathay General Bancorp	982,482	39,496
First Financial Bankshares Inc.	868,584	39,260
Washington Federal Inc.	1,164,230	39,176
White Mountains Insurance Group Ltd.	45,046	38,604
ProAssurance Corp.	698,410	38,168
Glacier Bancorp Inc.	997,737	37,675
Blackstone Mortgage Trust Inc. Class A	1,210,584	37,552
TCF Financial Corp.	2,201,883	37,520
Federated Investors Inc. Class B	1,198,875	35,607
BancorpSouth Inc.	1,101,829	35,314
Community Bank System Inc.	632,070	34,922
Kemper Corp.	639,040	33,869
American Equity Investment Life Holding Co.	1,138,081	33,095
CVB Financial Corp.	1,359,045	32,848
Old National Bancorp	1,752,222	32,066
Aspen Insurance Holdings Ltd.	782,803	31,625
Columbia Banking System Inc.	748,803	31,532
Great Western Bancorp Inc.	762,546	31,478
* Enstar Group Ltd.	141,542	31,472
International Bancshares Corp.	770,447	30,895
Hope Bancorp Inc.	1,663,486	29,460
Trustmark Corp.	883,123	29,249
* LendingClub Corp.	4,752,469	28,943
South State Corp.	319,458	28,767
RLI Corp.	500,142	28,688
Erie Indemnity Co. Class A	237,295	28,611
* Green Dot Corp. Class A	572,886	28,404
Financial Engines Inc.	810,095	28,151
Mercury General Corp.	485,072	27,499
* Eagle Bancorp Inc.	396,544	26,588
Independent Bank Corp.	355,708	26,554
* FCB Financial Holdings Inc. Class A	548,870	26,510
United Community Banks Inc.	925,682	26,419
Astoria Financial Corp.	1,219,570	26,221
Hilltop Holdings Inc.	1,005,812	26,151
Capitol Federal Financial Inc.	1,733,268	25,479
First Midwest Bancorp Inc.	1,067,369	24,998
* Genworth Financial Inc. Class A	6,466,592	24,896
BOK Financial Corp.	277,796	24,746
Invesco Mortgage Capital Inc.	1,439,374	24,656
Towne Bank	730,151	24,460
Northwest Bancshares Inc.	1,406,498	24,290
Argo Group International Holdings Ltd.	393,876	24,223
Renasant Corp.	551,101	23,642
* LendingTree Inc.	95,242	23,282
Banner Corp.	379,097	23,231
Ameris Bancorp	480,527	23,065
ServisFirst Bancshares Inc.	592,999	23,038
Simmons First National Corp. Class A	394,603	22,848
First Merchants Corp.	524,469	22,515
* Santander Consumer USA Holdings Inc.	1,460,547	22,449

	WesBanco Inc.	545,881	22,392
	LegacyTexas Financial Group Inc.	551,583	22,019
^	Waddell & Reed Financial Inc. Class A	1,082,976	21,735
	Apollo Commercial Real Estate Finance Inc.	1,197,972	21,695
	First Financial Bancorp	820,602	21,459
*,^	BofI Holding Inc.	750,464	21,366
	Westamerica Bancorporation	352,629	20,996
	Horace Mann Educators Corp.	530,637	20,881
	CenterState Banks Inc.	774,535	20,758
	NBT Bancorp Inc.	561,560	20,620
	Morningstar Inc.	242,529	20,613
	Provident Financial Services Inc.	769,995	20,536
	Union Bankshares Corp.	568,613	20,072
	First Hawaiian Inc.	657,168	19,906
	Artisan Partners Asset Management Inc. Class A	605,813	19,749
	Employers Holdings Inc.	424,927	19,313
*	Walker & Dunlop Inc.	368,890	19,304
*	OneMain Holdings Inc. Class A	682,173	19,230
	Park National Corp.	172,708	18,651
	Boston Private Financial Holdings Inc.	1,126,034	18,636
	Berkshire Hills Bancorp Inc.	480,786	18,630
	WSFS Financial Corp.	372,461	18,157
	S&T Bancorp Inc.	457,413	18,104
	Navigators Group Inc.	303,370	17,702
	Moelis & Co. Class A	407,978	17,563
	Kearny Financial Corp.	1,140,098	17,501
*	Pacific Premier Bancorp Inc.	461,862	17,435
*	PRA Group Inc.	607,989	17,419
	CYS Investments Inc.	1,977,325	17,084
	Beneficial Bancorp Inc.	1,005,610	16,693
	Lakeland Financial Corp.	341,146	16,621
	Redwood Trust Inc.	1,008,491	16,428
	CNA Financial Corp.	325,295	16,346
	AmTrust Financial Services Inc.	1,206,866	16,244
	First Busey Corp.	509,178	15,968
	National General Holdings Corp.	822,287	15,714
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	639,396	15,582
	First Commonwealth Financial Corp.	1,093,953	15,458
	Brookline Bancorp Inc.	994,223	15,410
*	FNFV Group	897,313	15,389
	PennyMac Mortgage Investment Trust	880,933	15,319
	WisdomTree Investments Inc.	1,492,088	15,189
	Safety Insurance Group Inc.	198,816	15,170
	City Holding Co.	210,080	15,107
	Heartland Financial USA Inc.	300,750	14,857
	Capital Bank Financial Corp.	361,337	14,833
	AMERISAFE Inc.	254,834	14,831
	Tompkins Financial Corp.	169,325	14,586
	Ladder Capital Corp. Class A	1,042,315	14,363
	ARMOUR Residential REIT Inc.	528,573	14,219
	Infinity Property & Casualty Corp.	148,115	13,952
*,^	Encore Capital Group Inc.	314,832	13,947
*	MBIA Inc.	1,596,896	13,893
	Sandy Spring Bancorp Inc.	328,109	13,597
	State Bank Financial Corp.	473,553	13,567
	Southside Bancshares Inc.	373,050	13,564
	National Bank Holdings Corp. Class A	377,865	13,486

^ Banc of California Inc.	645,482	13,394
Nelnet Inc. Class A	264,795	13,372
Hanmi Financial Corp.	431,320	13,349
United Fire Group Inc.	287,921	13,193
TFS Financial Corp.	804,943	12,984
Meridian Bancorp Inc.	691,409	12,895
Enterprise Financial Services Corp.	303,244	12,842
* Seacoast Banking Corp. of Florida	526,996	12,590
* Customers Bancorp Inc.	382,528	12,478
Capstead Mortgage Corp.	1,267,999	12,236
* First BanCorp	2,371,552	12,142
James River Group Holdings Ltd.	290,046	12,031
MainSource Financial Group Inc.	334,083	11,980
Central Pacific Financial Corp.	372,198	11,977
United Financial Bancorp Inc.	654,362	11,968
American National Insurance Co.	101,305	11,962
MTGE Investment Corp.	616,243	11,955
BancFirst Corp.	210,030	11,919
Lakeland Bancorp Inc.	577,226	11,775
Stewart Information Services Corp.	311,769	11,772
* Third Point Reinsurance Ltd.	753,516	11,755
TriCo Bancshares	287,832	11,729
Houlihan Lokey Inc. Class A	299,741	11,729
Independent Bank Group Inc.	190,409	11,482
German American Bancorp Inc.	300,797	11,439
Stock Yards Bancorp Inc.	297,857	11,319
Cohen & Steers Inc.	286,021	11,295
Flushing Financial Corp.	379,615	11,282
First Interstate BancSystem Inc. Class A	294,556	11,267
First Bancorp	323,674	11,138
Univest Corp. of Pennsylvania	344,460	11,023
Piper Jaffray Cos.	184,354	10,941
National Western Life Group Inc. Class A	31,279	10,916
Heritage Financial Corp.	368,948	10,884
TrustCo Bank Corp. NY	1,218,155	10,842
1st Source Corp.	212,151	10,777
OceanFirst Financial Corp.	389,075	10,696
Washington Trust Bancorp Inc.	185,525	10,621
Preferred Bank	169,604	10,236
* Flagstar Bancorp Inc.	287,749	10,209
Virtus Investment Partners Inc.	87,696	10,177
Northfield Bancorp Inc.	578,374	10,035
CoBiz Financial Inc.	510,468	10,026
FBL Financial Group Inc. Class A	133,081	9,915
Universal Insurance Holdings Inc.	426,080	9,800
Bryn Mawr Bank Corp.	223,358	9,783
Community Trust Bancorp Inc.	209,312	9,733
ConnectOne Bancorp Inc.	394,257	9,699
Meta Financial Group Inc.	122,594	9,611
Great Southern Bancorp Inc.	169,274	9,420
Investment Technology Group Inc.	425,278	9,416
* Donnelley Financial Solutions Inc.	436,313	9,407
Diamond Hill Investment Group Inc.	43,977	9,339
* HomeStreet Inc.	342,033	9,235
* NMI Holdings Inc. Class A	736,087	9,127
Federal Agricultural Mortgage Corp.	123,669	8,996
^ Virtu Financial Inc. Class A	552,923	8,957

^	New York Mortgage Trust Inc.	1,451,444	8,926
	Peoples Bancorp Inc.	261,976	8,800
	Park Sterling Corp.	706,383	8,773
	Kinsale Capital Group Inc.	202,838	8,757
*	Greenlight Capital Re Ltd. Class A	398,312	8,623
	First of Long Island Corp.	281,896	8,584
	State National Cos. Inc.	405,542	8,512
	Camden National Corp.	194,287	8,479
*	CU Bancorp	216,363	8,389
	Oritani Financial Corp.	498,589	8,376
	Dime Community Bancshares Inc.	388,042	8,343
	Horizon Bancorp	284,699	8,305
*	HarborOne Bancorp Inc.	439,947	8,275
	Anworth Mortgage Asset Corp.	1,374,663	8,262
	Mercantile Bank Corp.	236,687	8,260
	PJT Partners Inc.	214,344	8,212
	First Financial Corp.	170,888	8,134
*	PHH Corp.	578,488	8,058
*	INTL. FCStone Inc.	208,705	7,998
	Bridge Bancorp Inc.	233,765	7,936
*	Triumph Bancorp Inc.	239,273	7,717
	AG Mortgage Investment Trust Inc.	398,606	7,669
	Blue Hills Bancorp Inc.	399,078	7,662
	Independent Bank Corp.	335,975	7,610
	Maiden Holdings Ltd.	956,363	7,603
	QCR Holdings Inc.	165,108	7,512
	People's Utah Bancorp	231,279	7,505
	Westwood Holdings Group Inc.	109,552	7,370
	Waterstone Financial Inc.	376,926	7,350
	Arrow Financial Corp.	213,958	7,349
	Fidelity Southern Corp.	310,657	7,344
*	Nationstar Mortgage Holdings Inc.	393,624	7,310
	First Defiance Financial Corp.	137,217	7,203
	Peapack Gladstone Financial Corp.	213,078	7,189
*	TriState Capital Holdings Inc.	311,290	7,129
*	First Foundation Inc.	395,195	7,070
*	Green Bancorp Inc.	297,117	7,027
*,^	FB Financial Corp.	184,084	6,944
	Pacific Continental Corp.	257,622	6,943
	Southwest Bancorp Inc.	248,987	6,860
	United Community Financial Corp.	711,747	6,833
	Guaranty Bancorp	241,429	6,712
*	World Acceptance Corp.	79,861	6,620
	Live Oak Bancshares Inc.	280,389	6,575
*	EZCORP Inc. Class A	686,405	6,521
*	Bancorp Inc.	783,090	6,476
	First Community Bancshares Inc.	221,732	6,455
	Heritage Commerce Corp.	448,099	6,376
*,^	Cowen Inc. Class A	356,816	6,351
*	HomeTrust Bancshares Inc.	247,089	6,338
*,^	Republic First Bancorp Inc.	685,162	6,338
	Bank Mutual Corp.	611,838	6,210
	Western Asset Mortgage Capital Corp.	590,176	6,179
	Carolina Financial Corp.	170,385	6,113
	Greenhill & Co. Inc.	366,790	6,089
	West Bancorporation Inc.	248,179	6,056
	Old Second Bancorp Inc.	448,376	6,031

	State Auto Financial Corp.	229,004	6,007
*	Franklin Financial Network Inc.	164,670	5,870
*	Allegiance Bancshares Inc.	158,250	5,824
	OFG Bancorp	635,453	5,814
*,^	Trupanion Inc.	217,852	5,753
*	Opus Bank	239,028	5,737
*	National Commerce Corp.	133,719	5,723
	Financial Institutions Inc.	196,135	5,649
	Bar Harbor Bankshares	179,110	5,617
*	Nicolet Bankshares Inc.	97,019	5,581
	Arbor Realty Trust Inc.	674,058	5,527
*	Global Indemnity Ltd.	128,692	5,457
*	eHealth Inc.	226,584	5,413
	Access National Corp.	188,769	5,410
	Republic Bancorp Inc. Class A	137,900	5,363
	Ares Commercial Real Estate Corp.	402,105	5,352
*	Veritex Holdings Inc.	196,261	5,291
	Clifton Bancorp Inc.	316,153	5,286
	CIM Commercial Trust Corp.	312,577	5,251
	First Connecticut Bancorp Inc.	192,595	5,152
	Dynex Capital Inc.	702,659	5,108
	Farmers National Banc Corp.	332,267	5,001
*	Ambac Financial Group Inc.	285,104	4,921
	Territorial Bancorp Inc.	155,858	4,920
*	PennyMac Financial Services Inc. Class A	275,526	4,904
*	Ocwen Financial Corp.	1,413,768	4,863
*	Enova International Inc.	346,510	4,661
	Ladenburg Thalmann Financial Services Inc.	1,615,577	4,653
	WashingtonFirst Bankshares Inc.	130,451	4,643
^	Heritage Insurance Holdings Inc.	349,758	4,620
	Citizens & Northern Corp.	188,047	4,618
	Resource Capital Corp.	420,708	4,535
*,^	Citizens Inc. Class A	611,299	4,493
	CNB Financial Corp.	163,052	4,455
^	Farmers & Merchants Bancorp Inc.	121,852	4,442
	Hamilton Lane Inc. Class A	162,877	4,373
	Arlington Asset Investment Corp. Class A	338,401	4,308
	Bank of Marin Bancorp	62,691	4,294
^	Orchid Island Capital Inc.	419,127	4,271
	Sierra Bancorp	157,047	4,264
	Farmers Capital Bank Corp.	100,555	4,228
	United Insurance Holdings Corp.	259,071	4,223
*,^	PCSB Financial Corp.	223,550	4,216
	HCI Group Inc.	108,036	4,132
*	Safeguard Scientifics Inc.	307,869	4,110
*	BSB Bancorp Inc.	135,088	4,046
	First Bancorp Inc.	133,334	4,041
	American National Bankshares Inc.	97,568	4,020
*	Atlantic Capital Bancshares Inc.	220,531	4,003
	Macatawa Bank Corp.	387,283	3,974
	Capital City Bank Group Inc.	161,196	3,870
	Southern National Bancorp of Virginia Inc.	227,579	3,867
	MidWestOne Financial Group Inc.	114,365	3,861
^	Fidelity & Guaranty Life	124,271	3,859
	Sun Bancorp Inc.	152,599	3,792
	First Mid-Illinois Bancshares Inc.	98,621	3,787
	Xenith Bankshares Inc.	116,348	3,781

	Century Bancorp Inc. Class A	45,538	3,648
	Northrim BanCorp Inc.	103,262	3,609
	National Bankshares Inc.	78,633	3,535
	Marlin Business Services Corp.	122,651	3,526
	EMC Insurance Group Inc.	124,816	3,514
	Baldwin & Lyons Inc.	154,332	3,480
	MutualFirst Financial Inc.	90,335	3,473
	First Guaranty Bancshares Inc.	128,900	3,473
	Western New England Bancorp Inc.	316,532	3,450
	Crawford & Co. Class B	270,414	3,234
	Old Line Bancshares Inc.	114,433	3,204
*	First Northwest Bancorp	186,909	3,196
	Hingham Institution for Savings	16,750	3,187
	KKR Real Estate Finance Trust Inc.	151,054	3,178
	Southern Missouri Bancorp Inc.	86,791	3,167
	Charter Financial Corp.	168,656	3,125
*	Equity Bancshares Inc. Class A	87,315	3,107
	Oppenheimer Holdings Inc. Class A	177,230	3,075
	Great Ajax Corp.	216,035	3,044
	Enterprise Bancorp Inc.	83,825	3,044
	BankFinancial Corp.	190,373	3,025
	First Internet Bancorp	93,109	3,007
	Orrstown Financial Services Inc.	118,086	2,940
	B. Riley Financial Inc.	170,984	2,915
	Cherry Hill Mortgage Investment Corp.	160,478	2,905
	Peoples Financial Services Corp.	59,978	2,867
*,^	Health Insurance Innovations Inc. Class A	193,163	2,801
	SI Financial Group Inc.	185,153	2,768
*	Atlas Financial Holdings Inc.	146,139	2,762
	Civista Bancshares Inc.	123,605	2,761
*,^	Entegra Financial Corp.	109,060	2,721
	First Business Financial Services Inc.	118,933	2,706
	Bankwell Financial Group Inc.	72,989	2,696
	Ames National Corp.	89,708	2,678
	ACNB Corp.	94,779	2,625
	Investors Title Co.	14,366	2,573
	Northeast Bancorp	98,226	2,569
	Midland States Bancorp Inc.	78,737	2,494
	Codorus Valley Bancorp Inc.	81,185	2,493
	Federated National Holding Co.	157,821	2,464
*	WMIH Corp.	2,573,396	2,445
*	Community Bankers Trust Corp.	265,195	2,440
	Peoples Bancorp of North Carolina Inc.	68,336	2,434
	Pzena Investment Management Inc. Class A	223,147	2,430
	Investar Holding Corp.	100,554	2,423
	NewStar Financial Inc.	205,515	2,413
*,^	Impac Mortgage Holdings Inc.	182,053	2,378
	Bank of Commerce Holdings	206,014	2,369
*	Pacific Mercantile Bancorp	253,182	2,317
	Penns Woods Bancorp Inc.	49,331	2,292
	Owens Realty Mortgage Inc.	124,790	2,272
	Summit Financial Group Inc.	88,451	2,270
	LCNB Corp.	105,699	2,214
*	First United Corp.	134,181	2,214
	Provident Financial Holdings Inc.	112,550	2,206
	Central Valley Community Bancorp	97,809	2,181
	County Bancorp Inc.	71,701	2,155

	Riverview Bancorp Inc.	254,832	2,141
	GAIN Capital Holdings Inc.	334,230	2,136
	MBT Financial Corp.	191,008	2,092
	ESSA Bancorp Inc.	133,034	2,089
	Home Bancorp Inc.	49,870	2,086
*	NI Holdings Inc.	116,011	2,077
	Shore Bancshares Inc.	123,573	2,057
	Donegal Group Inc. Class A	126,319	2,038
	Evans Bancorp Inc.	45,970	1,986
^	Community Financial Corp.	55,553	1,965
*	Regional Management Corp.	76,575	1,854
	Commerce Union Bancshares Inc.	79,863	1,851
	Independence Holding Co.	70,787	1,787
	First Bank	132,747	1,766
	First Financial Northwest Inc.	103,776	1,763
*	Howard Bancorp Inc.	82,778	1,730
	GAMCO Investors Inc. Class A	58,103	1,729
*	SmartFinancial Inc.	70,889	1,706
	Timberland Bancorp Inc.	54,413	1,705
*	ASB Bancorp Inc.	37,650	1,698
	Tiptree Inc.	270,701	1,692
	First Community Corp.	81,398	1,665
	Ellington Residential Mortgage REIT	114,087	1,657
*	Hallmark Financial Services Inc.	139,376	1,618
	AmeriServ Financial Inc.	386,789	1,547
	MidSouth Bancorp Inc.	127,901	1,541
	Unity Bancorp Inc.	77,575	1,536
	First South Bancorp Inc.	79,896	1,480
	Associated Capital Group Inc. Class A	41,241	1,472
*	Southern First Bancshares Inc.	39,728	1,444
	Guaranty Bancshares Inc.	44,920	1,437
	Sutherland Asset Management Corp.	91,493	1,436
	United Security Bancshares	148,307	1,409
	C&F Financial Corp.	25,412	1,398
*	Provident Bancorp Inc.	60,082	1,391
	Chemung Financial Corp.	28,178	1,327
	Ohio Valley Banc Corp.	35,946	1,308
	Hawthorn Bancshares Inc.	61,934	1,282
	BCB Bancorp Inc.	91,714	1,279
	Kingstone Cos. Inc.	78,025	1,272
	Parke Bancorp Inc.	56,664	1,258
*	Atlantic Coast Financial Corp.	140,531	1,238
	Union Bankshares Inc.	25,508	1,235
*	Security National Financial Corp. Class A	239,558	1,222
	Citizens Community Bancorp Inc.	87,180	1,213
*,^	Elevate Credit Inc.	193,421	1,182
	1st Constitution Bancorp	65,078	1,181
	Prudential Bancorp Inc.	62,229	1,153
	Oak Valley Bancorp	66,347	1,114
	American River Bankshares	77,554	1,088
	Colony Bankcorp Inc.	79,131	1,060
	First Bancshares Inc.	34,753	1,048
	Premier Financial Bancorp Inc.	47,085	1,026
	Hennessy Advisors Inc.	62,567	966
	Two River Bancorp	47,542	942
	Federal Agricultural Mortgage Corp. Class A	12,586	931
*	Nicholas Financial Inc.	107,396	931

*	Malvern Bancorp Inc.	34,612	926
^	Donegal Group Inc. Class B	63,194	912
*	Consumer Portfolio Services Inc.	196,371	895
	Blue Capital Reinsurance Holdings Ltd.	54,146	891
	Five Oaks Investment Corp.	191,870	856
*	HMN Financial Inc.	47,639	850
^	Norwood Financial Corp.	26,656	814
	Bear State Financial Inc.	78,888	809
	Great Elm Capital Group Inc.	227,052	806
	Old Point Financial Corp.	24,862	806
	Guaranty Federal Bancshares Inc.	36,591	783
	DNB Financial Corp.	22,013	775
	Crawford & Co. Class A	75,215	721
*	Ashford Inc.	11,848	718
*	Byline Bancorp Inc.	31,777	676
^	Sussex Bancorp	27,544	653
*	Sunshine Bancorp Inc.	27,938	649
	Plumas Bancorp	30,056	628
	A-Mark Precious Metals Inc.	37,495	619
*,^	Capstar Financial Holdings Inc.	30,861	604
	SB Financial Group Inc.	33,086	568
	Citizens Holding Co.	22,634	565
	First Savings Financial Group Inc.	9,746	516
	Silvercrest Asset Management Group Inc. Class A	34,347	500
*	On Deck Capital Inc.	105,192	491
	FS Bancorp Inc.	9,343	483
	Manhattan Bridge Capital Inc.	74,147	434
*,^	Select Bancorp Inc.	35,802	419
*	Anchor Bancorp Inc.	16,381	405
	US Global Investors Inc. Class A	183,139	390
*	Central Federal Corp.	155,702	378
*	Paragon Commercial Corp.	6,423	363
^	Greene County Bancorp Inc.	10,578	318
	Eagle Bancorp Montana Inc.	16,183	298
	CB Financial Services Inc.	9,934	296
*	Royal Bancshares of Pennsylvania Inc.	62,892	280
	Manning & Napier Inc.	70,977	280
	Wolverine Bancorp Inc.	5,954	256
	United Bancshares Inc.	11,489	253
*	RBB Bancorp	10,686	245
	Medley Management Inc. Class A	38,692	238
*	Atlanticus Holdings Corp.	87,902	204
	Sound Financial Bancorp Inc.	5,400	181
	Fifth Street Asset Management Inc.	42,526	166
	Middlefield Banc Corp.	3,528	163
	United Community Bancorp	8,074	155
*	TheStreet Inc.	139,673	151
	HopFed Bancorp Inc.	10,222	147
	IF Bancorp Inc.	7,557	146
*,^	Walter Investment Management Corp.	245,630	145
	Southwest Georgia Financial Corp.	6,935	142
*,^	Global Brokerage Inc.	82,021	139
*	Asta Funding Inc.	18,342	138
*	Severn Bancorp Inc.	19,055	133
*	Conifer Holdings Inc.	21,788	131
	MSB Financial Corp.	7,376	131
*	Coastway Bancorp Inc.	6,430	128

*	Magyar Bancorp Inc.	10,365	125
	Granite Point Mortgage Trust Inc.	5,900	111
	United Bancorp Inc.	9,360	110
	Bank of South Carolina Corp.	5,642	107
*	Hamilton Bancorp Inc.	7,058	104
	Glen Burnie Bancorp	9,147	100
*,^	Patriot National Inc.	72,204	97
*	Cadence BanCorp	4,107	94
	Peoples Financial Corp.	6,186	89
*	First Acceptance Corp.	82,474	88
	Porter Bancorp Inc.	7,411	85
	Salisbury Bancorp Inc.	1,844	81
	Kentucky First Federal Bancorp	7,514	74
^	Oconee Federal Financial Corp.	2,383	67
	PB Bancorp Inc.	6,001	63
*	Randolph Bancorp Inc.	3,912	60
	First Capital Inc.	1,612	57
*,^	ZAIS Group Holdings Inc.	15,086	55
	Mackinac Financial Corp.	3,236	50
*	Bancorp of New Jersey Inc.	2,605	47
	Community West Bancshares	4,500	47
*	TPG RE Finance Trust Inc.	2,200	43
*	1347 Property Insurance Holdings Inc.	5,528	43
	Mid Penn Bancorp Inc.	1,384	41
	Fauquier Bankshares Inc.	1,931	38
*	Bay Bancorp Inc.	2,897	33
	First US Bancshares Inc.	2,192	25
	Stewardship Financial Corp.	2,551	25
	Patriot National Bancorp Inc.	1,479	25
	Landmark Bancorp Inc.	741	21
*	National Holdings Corp.	7,908	20
*,^	Village Bank and Trust Financial Corp.	600	19
	California First National Bancorp	703	13
	Auburn National Bancorporation Inc.	359	13
*	Westbury Bancorp Inc.	600	12
	Value Line Inc.	586	10
	Elmira Savings Bank	431	9
	Wellesley Bank	300	8
	Siebert Financial Corp.	1,836	7
	Summit State Bank	500	6
*	Broadway Financial Corp.	1,800	4
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	3
	Atlantic American Corp.	1,084	3
	Lake Shore Bancorp Inc.	200	3
*	Carver Bancorp Inc.	445	1
*	Cohen & Co. Inc.	64	1
			10,128,349
Health Care (11.3%)
*	BioMarin Pharmaceutical Inc.	2,220,498	206,662
	Teleflex Inc.	569,175	137,723
*	Kite Pharma Inc.	650,792	117,019
*	Alnylam Pharmaceuticals Inc.	978,766	114,995
*	Jazz Pharmaceuticals plc	759,562	111,086
*	Alkermes plc	1,977,962	100,560
*	WellCare Health Plans Inc.	570,004	97,892
	STERIS plc	1,083,164	95,752
	West Pharmaceutical Services Inc.	950,070	91,454

*	ABIOMED Inc.	526,161	88,711
*	Exelixis Inc.	3,542,833	85,843
*	Veeva Systems Inc. Class A	1,449,372	81,759
*	Bioverativ Inc.	1,394,147	79,564
*	Bluebird Bio Inc.	577,329	79,296
*	Ionis Pharmaceuticals Inc.	1,563,684	79,279
*	Exact Sciences Corp.	1,537,164	72,431
*	Neurocrine Biosciences Inc.	1,140,642	69,899
*	Seattle Genetics Inc.	1,252,875	68,169
*	Catalent Inc.	1,660,901	66,303
*	United Therapeutics Corp.	558,369	65,435
*	athenahealth Inc.	513,715	63,886
*,^	TESARO Inc.	494,656	63,860
*	Charles River Laboratories International Inc.	585,624	63,259
	HealthSouth Corp.	1,272,377	58,975
	Bio-Techne Corp.	481,208	58,173
	Hill-Rom Holdings Inc.	772,354	57,154
*	Bio-Rad Laboratories Inc. Class A	256,528	57,006
*	Medidata Solutions Inc.	717,835	56,034
*	Alere Inc.	1,084,653	55,306
*	DexCom Inc.	1,109,446	54,280
*	Clovis Oncology Inc.	639,904	52,728
*	FibroGen Inc.	965,655	51,952
*	MEDNAX Inc.	1,197,629	51,642
*	Masimo Corp.	583,240	50,485
*	PRA Health Sciences Inc.	636,621	48,491
*	Nektar Therapeutics Class A	2,011,415	48,274
*	Acadia Healthcare Co. Inc.	987,450	47,161
*	Puma Biotechnology Inc.	389,275	46,616
*,^	ACADIA Pharmaceuticals Inc.	1,231,984	46,409
*	Juno Therapeutics Inc.	1,030,290	46,219
*	Mallinckrodt plc	1,217,751	45,507
	Cantel Medical Corp.	471,293	44,382
*	Portola Pharmaceuticals Inc.	800,853	43,270
	Chemed Corp.	210,336	42,498
*	Insulet Corp.	753,129	41,482
	Bruker Corp.	1,368,395	40,710
*	Integra LifeSciences Holdings Corp.	778,570	39,302
*	LivaNova plc	559,744	39,216
*	Neogen Corp.	500,774	38,790
*	Molina Healthcare Inc.	551,482	37,920
*	INC Research Holdings Inc. Class A	724,009	37,866
*	Akorn Inc.	1,125,768	37,364
*	Agios Pharmaceuticals Inc.	546,424	36,474
*	ICU Medical Inc.	194,996	36,240
*	NuVasive Inc.	650,232	36,062
*	VWR Corp.	1,076,337	35,638
*	Wright Medical Group NV	1,357,257	35,112
*	Spark Therapeutics Inc.	392,806	35,023
*	Sarepta Therapeutics Inc.	758,949	34,426
*	Prestige Brands Holdings Inc.	684,978	34,311
*,^	Ligand Pharmaceuticals Inc.	250,380	34,089
*	Allscripts Healthcare Solutions Inc.	2,342,919	33,340
*	Nevro Corp.	361,289	32,834
*	HealthEquity Inc.	649,086	32,831
*,^	OPKO Health Inc.	4,745,870	32,557
*	Penumbra Inc.	354,387	32,001

*	Myriad Genetics Inc.	883,909	31,980
*,^	Prothena Corp. plc	493,176	31,943
*,^	Medicines Co.	859,512	31,836
*	Blueprint Medicines Corp.	451,536	31,459
*,^	Amicus Therapeutics Inc.	2,041,199	30,781
*	Haemonetics Corp.	677,190	30,386
*	LifePoint Health Inc.	519,923	30,104
*,^	Halozyme Therapeutics Inc.	1,700,382	29,536
*	Array BioPharma Inc.	2,369,428	29,144
*	Avexis Inc.	292,787	28,321
*	AMN Healthcare Services Inc.	619,455	28,309
*	Insmed Inc.	905,999	28,276
*	Sage Therapeutics Inc.	453,040	28,224
*	Globus Medical Inc.	947,178	28,150
*	Halyard Health Inc.	610,310	27,482
*	Ironwood Pharmaceuticals Inc. Class A	1,739,199	27,427
*	Merit Medical Systems Inc.	643,241	27,241
*,^	Ultragenyx Pharmaceutical Inc.	505,345	26,915
*	Select Medical Holdings Corp.	1,392,897	26,744
*	Horizon Pharma plc	2,107,608	26,724
*	Magellan Health Inc.	307,003	26,494
*	Supernus Pharmaceuticals Inc.	657,857	26,314
*	Brookdale Senior Living Inc.	2,422,261	25,676
*	Loxo Oncology Inc.	269,619	24,837
*	Omnicell Inc.	481,644	24,588
*	Corcept Therapeutics Inc.	1,222,834	23,601
	Owens & Minor Inc.	797,945	23,300
*	Cambrex Corp.	420,383	23,121
*	Aerie Pharmaceuticals Inc.	462,589	22,482
*	Premier Inc. Class A	680,098	22,151
*	Endo International plc	2,560,391	21,930
*	HMS Holdings Corp.	1,104,025	21,926
*	NxStage Medical Inc.	789,676	21,795
*	Amedisys Inc.	365,075	20,430
*	Inogen Inc.	210,380	20,007
*	Pacira Pharmaceuticals Inc.	523,742	19,666
*	Impax Laboratories Inc.	956,659	19,420
*,^	Radius Health Inc.	489,636	18,875
*,^	Immunomedics Inc.	1,335,328	18,668
*	Integer Holdings Corp.	364,559	18,647
*,^	Teladoc Inc.	562,502	18,647
*	Repligen Corp.	481,088	18,435
*	Emergent BioSolutions Inc.	453,377	18,339
*	Tivity Health Inc.	435,198	17,756
*	Cotiviti Holdings Inc.	485,585	17,471
*,^	Theravance Biopharma Inc.	509,944	17,460
	CONMED Corp.	331,872	17,413
*,^	Tenet Healthcare Corp.	1,049,425	17,242
*	Acceleron Pharma Inc.	455,908	17,014
*	Momenta Pharmaceuticals Inc.	914,099	16,911
*	OraSure Technologies Inc.	749,492	16,864
*	Quidel Corp.	383,376	16,815
*	Varex Imaging Corp.	493,088	16,686
*	Natus Medical Inc.	433,640	16,261
*	Global Blood Therapeutics Inc.	517,393	16,065
*,^	MiMedx Group Inc.	1,328,837	15,787
*	Dynavax Technologies Corp.	730,116	15,697

*	Sangamo Therapeutics Inc.	1,034,564	15,518
*	Five Prime Therapeutics Inc.	377,891	15,460
*,^	Intrexon Corp.	794,604	15,105
*,^	Innoviva Inc.	1,028,480	14,522
	Ensign Group Inc.	640,688	14,473
*	Inovalon Holdings Inc. Class A	847,310	14,447
*	Acorda Therapeutics Inc.	608,015	14,380
*	LHC Group Inc.	200,527	14,221
*,^	Evolent Health Inc. Class A	789,016	14,044
	Analogic Corp.	165,690	13,877
*	Glaukos Corp.	407,316	13,441
	Abaxis Inc.	300,494	13,417
*	Spectrum Pharmaceuticals Inc.	942,004	13,254
*,^	Intercept Pharmaceuticals Inc.	227,812	13,222
	Atrion Corp.	19,234	12,925
*,^	Esperion Therapeutics Inc.	256,652	12,863
*	BioTelemetry Inc.	381,727	12,597
*	iRhythm Technologies Inc.	239,326	12,416
*	PharMerica Corp.	420,188	12,311
*	Cardiovascular Systems Inc.	436,116	12,277
*,^	Omeros Corp.	563,421	12,181
*	Arena Pharmaceuticals Inc.	470,429	11,996
*	Diplomat Pharmacy Inc.	570,672	11,819
*	Retrophin Inc.	471,986	11,748
*,^	TherapeuticsMD Inc.	2,203,340	11,656
*	Akebia Therapeutics Inc.	589,037	11,586
*	Zogenix Inc.	327,321	11,473
*,^	Community Health Systems Inc.	1,489,935	11,443
*	Anika Therapeutics Inc.	197,192	11,437
*	MyoKardia Inc.	264,878	11,350
*	Orthofix International NV	239,494	11,316
*	Xencor Inc.	491,496	11,265
*	Dermira Inc.	415,276	11,212
*	REGENXBIO Inc.	337,177	11,110
*	Vanda Pharmaceuticals Inc.	613,637	10,984
*	Vocera Communications Inc.	347,405	10,898
	Luminex Corp.	525,447	10,682
	US Physical Therapy Inc.	169,723	10,429
*	Intersect ENT Inc.	333,501	10,389
*,^	Epizyme Inc.	535,928	10,209
*,^	ZIOPHARM Oncology Inc.	1,662,540	10,208
*	K2M Group Holdings Inc.	476,364	10,104
*,^	Keryx Biopharmaceuticals Inc.	1,414,090	10,040
*	Quality Systems Inc.	620,859	9,766
*	Aclaris Therapeutics Inc.	369,004	9,524
*,^	Heron Therapeutics Inc.	581,277	9,388
	Phibro Animal Health Corp. Class A	253,209	9,381
*	AtriCure Inc.	411,898	9,214
*	PTC Therapeutics Inc.	456,868	9,142
*	Enanta Pharmaceuticals Inc.	191,306	8,953
*	CryoLife Inc.	393,596	8,935
*	ImmunoGen Inc.	1,166,981	8,927
	Landauer Inc.	129,279	8,700
*	Almost Family Inc.	160,554	8,622
*	Providence Service Corp.	159,366	8,619
*	Cytokinetics Inc.	593,117	8,600
*,^	Synergy Pharmaceuticals Inc.	2,928,440	8,492

*	Genomic Health Inc.	263,883	8,468
*	Amphastar Pharmaceuticals Inc.	468,890	8,379
*	AMAG Pharmaceuticals Inc.	450,380	8,309
*	Alder Biopharmaceuticals Inc.	675,264	8,272
	Meridian Bioscience Inc.	578,285	8,269
	National HealthCare Corp.	128,057	8,013
*	AngioDynamics Inc.	468,591	8,008
*	SciClone Pharmaceuticals Inc.	711,512	7,969
*	HealthStream Inc.	338,420	7,909
*,^	TG Therapeutics Inc.	660,219	7,824
*	Aimmune Therapeutics Inc.	315,361	7,818
*	MacroGenics Inc.	420,047	7,762
*,^	La Jolla Pharmaceutical Co.	220,503	7,669
*,^	Revance Therapeutics Inc.	278,091	7,661
*,^	Flexion Therapeutics Inc.	315,183	7,621
*,^	Intra-Cellular Therapies Inc. Class A	480,826	7,587
	Kindred Healthcare Inc.	1,108,894	7,540
*	Triple-S Management Corp. Class B	318,224	7,536
*,^	Editas Medicine Inc.	312,421	7,501
*	Cutera Inc.	180,773	7,475
*,^	NeoGenomics Inc.	671,173	7,470
*	PDL BioPharma Inc.	2,203,120	7,469
*,^	Lexicon Pharmaceuticals Inc.	605,244	7,438
*	Heska Corp.	83,297	7,338
*,^	Accelerate Diagnostics Inc.	326,528	7,331
*	Audentes Therapeutics Inc.	259,301	7,263
*	AxoGen Inc.	369,063	7,141
*	Progenics Pharmaceuticals Inc.	967,474	7,121
*,^	Lannett Co. Inc.	385,618	7,115
*,^	Foundation Medicine Inc.	176,038	7,077
*	Achillion Pharmaceuticals Inc.	1,568,027	7,040
*	Ignyta Inc.	551,961	6,817
*,^	Coherus Biosciences Inc.	508,203	6,784
*	GenMark Diagnostics Inc.	695,412	6,697
*	Assembly Biosciences Inc.	191,380	6,683
	Invacare Corp.	422,958	6,662
*	Paratek Pharmaceuticals Inc.	261,943	6,575
*,^	Achaogen Inc.	406,576	6,485
	LeMaitre Vascular Inc.	169,192	6,331
*	Cross Country Healthcare Inc.	444,273	6,322
*,^	Eagle Pharmaceuticals Inc.	105,893	6,315
*,^	Inovio Pharmaceuticals Inc.	986,133	6,252
*	Lantheus Holdings Inc.	348,702	6,207
*,^	Antares Pharma Inc.	1,914,254	6,202
*,^	Pacific Biosciences of California Inc.	1,171,776	6,152
*	CorVel Corp.	110,525	6,013
*	BioCryst Pharmaceuticals Inc.	1,147,298	6,012
*	Surmodics Inc.	193,837	6,009
*	Enzo Biochem Inc.	563,439	5,899
*	CytomX Therapeutics Inc.	317,913	5,776
*	ANI Pharmaceuticals Inc.	106,206	5,575
*,^	Rockwell Medical Inc.	640,173	5,480
*,^	Akcea Therapeutics Inc.	196,917	5,449
*	RadNet Inc.	464,253	5,362
*	Iovance Biotherapeutics Inc.	690,261	5,350
*,^	Abeona Therapeutics Inc.	311,713	5,315
*	Calithera Biosciences Inc.	335,348	5,282

*,^	Tactile Systems Technology Inc.	169,822	5,256
*	Karyopharm Therapeutics Inc.	469,343	5,153
*,^	Endologix Inc.	1,097,976	4,897
*,^	Cara Therapeutics Inc.	357,304	4,891
*,^	Geron Corp.	2,231,764	4,865
*,^	Arrowhead Pharmaceuticals Inc.	1,117,009	4,837
*	Exactech Inc.	146,395	4,824
*,^	Intellia Therapeutics Inc.	191,795	4,766
*	Depomed Inc.	819,741	4,746
*	Capital Senior Living Corp.	370,981	4,656
*	Agenus Inc.	1,050,849	4,634
*	STAAR Surgical Co.	370,002	4,607
*	Accuray Inc.	1,145,378	4,581
*,^	Adamas Pharmaceuticals Inc.	214,958	4,551
*,^	Atara Biotherapeutics Inc.	274,719	4,547
*,^	Seres Therapeutics Inc.	279,632	4,485
*	Natera Inc.	341,641	4,404
	Aceto Corp.	391,884	4,401
*,^	BioScrip Inc.	1,590,201	4,373
*	Aduro Biotech Inc.	409,113	4,357
*	GlycoMimetics Inc.	310,125	4,339
^	Computer Programs & Systems Inc.	145,080	4,287
*,^	Novavax Inc.	3,671,561	4,186
*	Rigel Pharmaceuticals Inc.	1,644,846	4,178
*,^	AVEO Pharmaceuticals Inc.	1,143,737	4,175
*,^	BioTime Inc.	1,452,094	4,124
*,^	Teligent Inc.	614,164	4,121
*	Kura Oncology Inc.	272,573	4,075
*	Celldex Therapeutics Inc.	1,423,664	4,072
*	Sucampo Pharmaceuticals Inc. Class A	343,385	4,052
*	Aquinox Pharmaceuticals Inc.	284,262	4,034
*,^	Invitae Corp.	423,481	3,968
*,^	Cerus Corp.	1,439,646	3,930
*	Civitas Solutions Inc.	211,051	3,894
*	Biohaven Pharmaceutical Holding Co. Ltd.	102,386	3,827
*	Tetraphase Pharmaceuticals Inc.	558,141	3,818
*,^	Bellicum Pharmaceuticals Inc.	325,124	3,755
*	R1 RCM Inc.	1,006,012	3,732
*,^	Mirati Therapeutics Inc.	317,908	3,720
*,^	Idera Pharmaceuticals Inc.	1,658,360	3,698
*	Voyager Therapeutics Inc.	178,629	3,678
*	NanoString Technologies Inc.	219,966	3,555
*	RTI Surgical Inc.	776,868	3,535
*	Addus HomeCare Corp.	98,864	3,490
*	WaVe Life Sciences Ltd.	159,761	3,475
*,^	Kadmon Holdings Inc.	1,014,703	3,399
	National Research Corp. Class A	90,022	3,394
*	Cymabay Therapeutics Inc.	410,127	3,306
*	Chimerix Inc.	618,210	3,246
*	Medpace Holdings Inc.	99,342	3,169
*	Durect Corp.	1,786,313	3,162
*,^	Reata Pharmaceuticals Inc. Class A	100,617	3,129
*,^	NewLink Genetics Corp.	303,563	3,090
*,^	G1 Therapeutics Inc.	122,370	3,046
*	Edge Therapeutics Inc.	282,108	3,027
*	Sientra Inc.	193,851	2,985
*,^	CryoPort Inc.	300,805	2,963

*,^	Insys Therapeutics Inc.	327,041	2,904
*,^	Organovo Holdings Inc.	1,302,890	2,892
*,^	Athersys Inc.	1,400,352	2,885
*	Corium International Inc.	259,704	2,878
*	Concert Pharmaceuticals Inc.	194,300	2,866
*,^	Collegium Pharmaceutical Inc.	270,715	2,840
*,^	Corbus Pharmaceuticals Holdings Inc.	395,210	2,826
*	Aratana Therapeutics Inc.	458,539	2,811
*	FONAR Corp.	91,654	2,795
*,^	Entellus Medical Inc.	150,234	2,773
*	BioSpecifics Technologies Corp.	57,123	2,657
*	Castlight Health Inc. Class B	604,545	2,600
*	Cascadian Therapeutics Inc.	633,262	2,590
*	MediciNova Inc.	405,665	2,584
*	Surgery Partners Inc.	245,329	2,539
*,^	NantHealth Inc.	614,699	2,533
*	Curis Inc.	1,674,169	2,494
*,^	Calyxt Inc.	98,646	2,416
*,^	Neos Therapeutics Inc.	262,959	2,406
	Utah Medical Products Inc.	32,646	2,401
*,^	Merrimack Pharmaceuticals Inc.	164,947	2,398
*	Kala Pharmaceuticals Inc.	104,122	2,378
*,^	ViewRay Inc.	412,490	2,376
*	Stemline Therapeutics Inc.	206,920	2,297
*	Syndax Pharmaceuticals Inc.	195,707	2,290
*	Harvard Bioscience Inc.	609,892	2,287
*	American Renal Associates Holdings Inc.	152,277	2,280
*	Catalyst Pharmaceuticals Inc.	890,303	2,244
*	Veracyte Inc.	253,683	2,225
*	Cempra Inc.	681,867	2,216
*	AnaptysBio Inc.	61,995	2,167
*	ChemoCentryx Inc.	291,070	2,160
*,^	BioDelivery Sciences International Inc.	732,102	2,160
*	Fluidigm Corp.	425,613	2,145
*,^	Advaxis Inc.	484,617	2,026
*,^	AcelRx Pharmaceuticals Inc.	439,943	2,024
*,^	Anavex Life Sciences Corp.	483,506	2,002
*	Recro Pharma Inc.	220,869	1,983
*	Tabula Rasa HealthCare Inc.	74,100	1,981
*	Quorum Health Corp.	375,265	1,944
*	Conatus Pharmaceuticals Inc.	350,127	1,922
*	Minerva Neurosciences Inc.	251,746	1,913
*	Immune Design Corp.	181,139	1,875
*,^	MannKind Corp.	851,719	1,848
*	Protagonist Therapeutics Inc.	102,970	1,819
*	Corvus Pharmaceuticals Inc.	113,808	1,814
*,^	NantKwest Inc.	330,674	1,812
*	Vital Therapies Inc.	352,608	1,781
*	SeaSpine Holdings Corp.	157,955	1,772
*,^	Ocular Therapeutix Inc.	280,429	1,733
*,^	CytoSorbents Corp.	269,196	1,669
*,^	Fortress Biotech Inc.	373,802	1,652
	Simulations Plus Inc.	105,721	1,639
*	Syros Pharmaceuticals Inc.	110,561	1,627
*	Nuvectra Corp.	120,962	1,604
*,^	Sorrento Therapeutics Inc.	937,822	1,594
*	Trevena Inc.	621,849	1,586

*,^	Invuity Inc.	175,228	1,560
*	Clearside Biomedical Inc.	173,996	1,521
*,^	Adamis Pharmaceuticals Corp.	284,946	1,489
*	MEI Pharma Inc.	546,094	1,464
	Psychemedics Corp.	78,603	1,449
*,^	Senseonics Holdings Inc.	453,230	1,446
*	Dimension Therapeutics Inc.	237,364	1,424
*	Kindred Biosciences Inc.	180,987	1,421
*	Corindus Vascular Robotics Inc.	922,610	1,402
*	Ophthotech Corp.	488,444	1,377
*,^	Palatin Technologies Inc.	2,060,264	1,366
*	Selecta Biosciences Inc.	74,739	1,364
*	Peregrine Pharmaceuticals Inc.	428,311	1,345
*	Ra Pharmaceuticals Inc.	91,875	1,341
*	Tocagen Inc.	107,573	1,340
*	Jounce Therapeutics Inc.	85,457	1,331
*,^	Pulse Biosciences Inc.	71,241	1,326
*	OncoMed Pharmaceuticals Inc.	288,965	1,306
	Digirad Corp.	363,958	1,256
*,^	ChromaDex Corp.	288,764	1,242
*	IRIDEX Corp.	132,194	1,239
*	Zafgen Inc.	350,596	1,234
*,^	Synthetic Biologics Inc.	1,289,130	1,203
*	Fate Therapeutics Inc.	303,452	1,202
*,^	XBiotech Inc.	271,880	1,188
*	Otonomy Inc.	361,111	1,174
*,^	Zynerba Pharmaceuticals Inc.	139,185	1,164
*,^	Matinas BioPharma Holdings Inc.	870,345	1,149
*	Cidara Therapeutics Inc.	133,145	1,078
*	VIVUS Inc.	1,078,331	1,068
*	Dicerna Pharmaceuticals Inc.	184,811	1,063
*	Deciphera Pharmaceuticals Inc.	55,370	1,051
*	Vericel Corp.	169,312	1,016
*	Madrigal Pharmaceuticals Inc.	22,055	992
*,^	BrainStorm Cell Therapeutics Inc.	238,370	982
*,^	Asterias Biotherapeutics Inc.	275,870	938
*	Infinity Pharmaceuticals Inc.	703,477	936
*	Endocyte Inc.	660,516	931
*	Adverum Biotechnologies Inc.	253,803	926
*	Bovie Medical Corp.	272,257	920
*,^	aTyr Pharma Inc.	178,360	901
*	Cellular Biomedicine Group Inc.	78,971	841
*	OvaScience Inc.	568,622	807
*	Versartis Inc.	324,361	795
*	ConforMIS Inc.	222,030	782
*	Axsome Therapeutics Inc.	137,982	766
*,^	TransEnterix Inc.	529,876	758
*,^	Navidea Biopharmaceuticals Inc.	1,810,223	751
*,^	XOMA Corp.	38,188	750
*	Pfenex Inc.	243,591	736
*,^	iRadimed Corp.	76,545	735
*	Viveve Medical Inc.	133,588	700
*,^	CTI BioPharma Corp.	218,261	696
*,^	CytRx Corp.	1,673,602	686
*	Icad Inc.	154,617	683
*	Spring Bank Pharmaceuticals Inc.	40,498	682
*,^	Aldeyra Therapeutics Inc.	92,448	666

*,^	Lipocine Inc.	167,231	664
*,^	Alimera Sciences Inc.	487,165	658
*,^	Obalon Therapeutics Inc.	69,002	658
*,^	Capricor Therapeutics Inc.	215,897	654
*,^	Regulus Therapeutics Inc.	506,270	633
*	Verastem Inc.	132,636	623
*	Applied Genetic Technologies Corp.	155,201	613
*	Albireo Pharma Inc.	28,939	606
*	Juniper Pharmaceuticals Inc.	132,984	605
*	Sharps Compliance Corp.	123,176	589
*	Cumberland Pharmaceuticals Inc.	83,070	586
*,^	SCYNEXIS Inc.	242,929	585
*,^	Galectin Therapeutics Inc.	258,817	549
*,^	Rexahn Pharmaceuticals Inc.	221,412	536
*	Electromed Inc.	71,985	526
*	Aptevo Therapeutics Inc.	227,104	520
*,^	Evoke Pharma Inc.	155,182	518
*	VolitionRX Ltd.	195,994	515
*,^	Ekso Bionics Holdings Inc.	411,295	498
*	Mersana Therapeutics Inc.	26,632	460
*	Agile Therapeutics Inc.	102,089	455
*	ContraFect Corp.	407,300	452
*,^	Genocea Biosciences Inc.	291,548	426
*	vTv Therapeutics Inc. Class A	71,057	425
*,^	NanoViricides Inc.	366,419	418
*	GTx Inc.	48,808	401
*	ArQule Inc.	349,469	388
*,^	Second Sight Medical Products Inc.	309,854	372
*,^	Zosano Pharma Corp.	439,072	361
*	Marinus Pharmaceuticals Inc.	61,457	361
*,^	Aradigm Corp.	85,328	358
*,^	ContraVir Pharmaceuticals Inc.	687,653	358
*	Athenex Inc.	20,077	352
*	Chembio Diagnostics Inc.	55,638	345
*,^	Dova Pharmaceuticals Inc.	13,548	329
*	Misonix Inc.	32,465	325
*,^	Actinium Pharmaceuticals Inc.	553,478	318
*	PetIQ Inc.	11,657	316
*,^	IsoRay Inc.	609,012	315
*	pSivida Corp.	259,232	311
*,^	Flex Pharma Inc.	90,755	309
*,^	Ohr Pharmaceutical Inc.	413,179	297
*,^	Biocept Inc.	239,275	294
*	Five Star Senior Living Inc.	185,963	288
^	Catalyst Biosciences Inc.	57,244	288
*,^	Viking Therapeutics Inc.	149,989	286
*	Molecular Templates Inc.	40,475	282
*	Proteostasis Therapeutics Inc.	134,224	282
*	Ovid therapeutics Inc.	32,672	280
*,^	InVivo Therapeutics Holdings Corp.	186,855	276
	MGC Diagnostics Corp.	30,659	275
*,^	BioLife Solutions Inc.	47,612	272
*,^	Cancer Genetics Inc.	98,769	267
*,^	Sienna Biopharmaceuticals Inc.	11,886	264
*,^	Moleculin Biotech Inc.	109,923	263
	Pain Therapeutics Inc.	64,388	262
*,^	Inotek Pharmaceuticals Corp.	146,222	260

*,^	Tandem Diabetes Care Inc.	347,462	254
*,^	Cellectar Biosciences Inc.	147,078	246
*	Sunesis Pharmaceuticals Inc.	124,236	241
*	Fibrocell Science Inc.	77,867	238
*	Tracon Pharmaceuticals Inc.	74,744	235
*	Eiger BioPharmaceuticals Inc.	21,206	233
*,^	Pulmatrix Inc.	112,917	231
*	Alphatec Holdings Inc.	102,092	231
*	Oncocyte Corp.	30,109	227
*	Egalet Corp.	176,044	225
*	Champions Oncology Inc.	60,632	223
*,^	iBio Inc.	691,531	221
*,^	Apricus Biosciences Inc.	128,058	219
*,^	Cesca Therapeutics Inc.	60,837	217
*,^	Imprimis Pharmaceuticals Inc.	132,405	213
*	Altimmune Inc.	90,953	211
*	Sonoma Pharmaceuticals Inc.	40,326	210
*,^	Trovagene Inc.	287,999	210
*,^	Interpace Diagnostics Group Inc.	133,719	207
*	CombiMatrix Corp.	27,245	204
*	Bioptix Inc.	39,392	203
*,^	Heat Biologics Inc.	310,269	203
*,^	Novan Inc.	35,591	200
*,^	Ampio Pharmaceuticals Inc.	325,014	199
*	Biolase Inc.	325,868	196
*	Bioanalytical Systems Inc.	111,396	194
*,^	BioPharmX Corp.	670,954	192
*,^	OncoSec Medical Inc.	197,690	189
*,^	Tonix Pharmaceuticals Holding Corp.	38,937	178
*,^	Anthera Pharmaceuticals Inc.	121,960	176
*,^	Gemphire Therapeutics Inc.	18,554	175
*	Aevi Genomic Medicine Inc.	137,763	174
*,^	HTG Molecular Diagnostics Inc.	100,891	172
*	Alpine Immune Sciences Inc.	14,715	171
*	Caladrius Biosciences Inc.	47,457	170
*,^	Neuralstem Inc.	125,066	165
*	Proteon Therapeutics Inc.	81,784	164
*	KemPharm Inc.	44,031	163
*	Synlogic Inc.	8,564	163
*,^	Acer Therapeutics Inc.	8,703	158
*,^	Bio-Path Holdings Inc.	431,073	155
*	Histogenics Corp.	78,141	155
*	Aviragen Therapeutics Inc.	222,449	152
*	Vical Inc.	63,485	152
*	Aeglea BioTherapeutics Inc.	31,691	150
*	AAC Holdings Inc.	14,621	145
*	Chiasma Inc.	56,903	145
*,^	Skyline Medical Inc.	99,825	145
^	Pernix Therapeutics Holdings Inc.	45,837	144
*,^	Onconova Therapeutics Inc.	82,487	141
*,^	Bellerophon Therapeutics Inc.	99,062	141
*	CASI Pharmaceuticals Inc.	78,907	140
*,^	Eleven Biotherapeutics Inc.	85,853	136
*,^	Medical Transcription Billing Corp.	89,380	131
*,^	Biostage Inc.	415,472	128
*	PAREXEL International Corp.	1,429	126
*	KalVista Pharmaceuticals Inc.	18,720	125

*,^	CorMedix Inc.	238,303	124
*,^	CEL-SCI Corp.	73,845	123
*,^	EnteroMedics Inc.	67,498	119
*,^	Cyclacel Pharmaceuticals Inc.	65,207	119
*,^	Amedica Corp.	392,809	118
*,^	Tenax Therapeutics Inc.	325,595	118
*,^	Atossa Genetics Inc. Class A	220,690	117
*,^	NovaBay Pharmaceuticals Inc.	25,142	116
*	AdCare Health Systems Inc.	126,822	115
*,^	Vermillion Inc.	63,693	115
*	Ardelyx Inc.	20,361	114
*,^	Aethlon Medical Inc.	72,527	112
*,^	Avinger Inc.	289,948	110
*,^	Cytori Therapeutics Inc.	300,331	110
*	Catabasis Pharmaceuticals Inc.	49,964	106
*,^	Microbot Medical Inc.	83,236	97
*,^	AquaBounty Technologies Inc.	13,363	95
*,^	Immune Pharmaceuticals Inc.	62,368	94
*	T2 Biosystems Inc.	22,036	93
*	Repros Therapeutics Inc.	288,617	92
*	SunLink Health Systems Inc.	59,252	89
*,^	EyeGate Pharmaceuticals Inc.	73,949	87
*,^	Dextera Surgical Inc.	308,831	85
*,^	Wright Medical Group Inc. CVR	52,493	82
*,^	Celsion Corp.	53,323	80
*,^	CAS Medical Systems Inc.	86,382	79
*,^	Hemispherx Biopharma Inc.	242,563	78
*,^	Galena Biopharma Inc.	220,058	78
	Kewaunee Scientific Corp.	2,595	77
*	ADMA Biologics Inc.	24,289	75
*,^	Soligenix Inc.	33,016	74
*	InfuSystem Holdings Inc.	35,033	72
*,^	Argos Therapeutics Inc.	396,341	71
*	Presbia plc	15,595	70
*,^	Titan Pharmaceuticals Inc.	39,313	69
	National Research Corp. Class B	1,200	65
*,^	TearLab Corp. Class A	49,452	63
*	Miragen Therapeutics Inc.	6,846	63
*,^	PhaseRx Inc.	74,704	61
*,^	Achieve Life Sciences Inc.	30,047	61
*	Cogentix Medical Inc.	23,783	61
*	Retractable Technologies Inc.	90,837	61
*	Novus Therapeutics Inc.	11,188	58
*,^	Akers Biosciences Inc.	68,425	55
*,^	Ocera Therapeutics Inc.	48,417	55
*,^	Neothetics Inc.	118,254	54
*,^	Fulgent Genetics Inc.	10,935	52
*,^	OpGen Inc.	168,018	51
*	Connecture Inc.	73,409	49
	Daxor Corp.	8,705	48
*,^	Cerecor Inc.	52,361	44
*	Aileron Therapeutics Inc.	3,224	43
*,^	Xtant Medical Holdings Inc.	58,150	42
*	ProPhase Labs Inc.	19,457	42
*,^	Ritter Pharmaceuticals Inc.	118,329	41
*,^	Alliqua BioMedical Inc.	111,906	41
*,^	Oragenics Inc.	94,204	40

*	Ligand Pharmaceuticals Glucagon Inc. Rights	395,811	36
*	CareDx Inc.	9,583	35
*	Pro-Dex Inc.	4,785	34
*	Strata Skin Sciences Inc.	18,012	32
*,^	Dare Bioscience Inc.	9,985	31
*,^	Soleno Therapeutics Inc.	58,014	30
*,^	Medovex Corp.	26,905	30
*	AmpliPhi Biosciences Corp.	29,308	27
*,^	Jaguar Health Inc.	126,068	25
*,^	ImmunoCellular Therapeutics Ltd.	61,518	23
*,^	CHF Solutions Inc.	34,619	20
*,^	DarioHealth Corp.	10,999	20
*,^	Genesis Healthcare Inc.	17,136	20
*	Orexigen Therapeutics Inc.	9,351	20
*	American Shared Hospital Services	5,676	16
*	ARCA biopharma Inc.	14,067	15
*,^	Roka Bioscience Inc.	20,286	15
	Diversicare Healthcare Services Inc.	953	11
*,^	TapImmune Inc.	3,006	9
*,^	RXi Pharmaceuticals Corp.	17,974	9
*	Savara Inc.	897	8
	Allied Healthcare Products Inc.	3,960	8
*	Oncobiologics Inc.	3,992	5
*	Ligand Pharmaceuticals General Inc. Rights	395,811	5
*	Apollo Endosurgery Inc.	1,022	5
*	Ligand Pharmaceuticals Beta Inc. Rights	395,811	5
*	Micron Solutions Inc.	1,175	4
*	Joint Corp.	900	4
*,^	VistaGen Therapeutics Inc.	2,472	4
*,^	InspireMD Inc.	9,106	4
*,^	MabVax Therapeutics Holdings Inc.	5,553	4
*,2	Ligand Pharmaceuticals Roche Inc. Rights	395,811	2
			6,782,362
Industrials (13.6%)
	Huntington Ingalls Industries Inc.	568,631	128,761
	Spirit AeroSystems Holdings Inc. Class A	1,499,146	116,514
	IDEX Corp.	950,558	115,464
	Owens Corning	1,399,045	108,216
*	Sensata Technologies Holding NV	2,148,154	103,262
	ManpowerGroup Inc.	831,740	97,996
	Orbital ATK Inc.	724,460	96,469
	Old Dominion Freight Line Inc.	856,233	94,280
*	WABCO Holdings Inc.	627,832	92,919
*	Middleby Corp.	719,316	92,195
*	TransUnion	1,897,020	89,653
	Graco Inc.	715,250	88,469
*	Copart Inc.	2,528,233	86,895
*	HD Supply Holdings Inc.	2,359,938	85,123
	KAR Auction Services Inc.	1,776,748	84,822
	Toro Co.	1,355,882	84,146
	Lennox International Inc.	469,804	84,081
	Wabtec Corp.	1,075,585	81,476
*	XPO Logistics Inc.	1,193,971	80,927
	Carlisle Cos. Inc.	789,608	79,190
	Oshkosh Corp.	956,569	78,955
	Hubbell Inc. Class B	677,508	78,604
	Nordson Corp.	638,176	75,624

Donaldson Co. Inc.	1,638,686	75,281
* JetBlue Airways Corp.	3,995,479	74,036
* AECOM	1,989,201	73,222
* Teledyne Technologies Inc.	451,864	71,928
Macquarie Infrastructure Corp.	973,388	70,259
Lincoln Electric Holdings Inc.	755,372	69,252
BWX Technologies Inc.	1,217,337	68,195
* Knight-Swift Transportation Holdings Inc.	1,624,018	67,478
Allison Transmission Holdings Inc.	1,763,406	66,181
Hexcel Corp.	1,149,892	66,027
Watsco Inc.	369,052	59,443
Trinity Industries Inc.	1,858,653	59,291
AGCO Corp.	803,353	59,263
* Genesee & Wyoming Inc. Class A	791,121	58,551
Curtiss-Wright Corp.	548,363	57,326
Rollins Inc.	1,236,436	57,049
Ryder System Inc.	651,002	55,042
Dun & Bradstreet Corp.	470,907	54,818
Landstar System Inc.	541,683	53,979
Woodward Inc.	680,037	52,778
* Colfax Corp.	1,264,255	52,644
Air Lease Corp. Class A	1,232,969	52,549
EMCOR Group Inc.	726,987	50,438
Healthcare Services Group Inc.	933,674	50,390
Brink's Co.	593,132	49,971
Crane Co.	621,116	49,683
Terex Corp.	1,087,016	48,937
ITT Inc.	1,067,887	47,275
* Kirby Corp.	679,179	44,792
MSC Industrial Direct Co. Inc. Class A	578,021	43,681
Valmont Industries Inc.	274,759	43,439
Regal Beloit Corp.	543,997	42,976
Barnes Group Inc.	608,471	42,861
Deluxe Corp.	581,032	42,392
* Beacon Roofing Supply Inc.	818,152	41,930
* Welbilt Inc.	1,803,277	41,566
John Bean Technologies Corp.	410,917	41,544
Kennametal Inc.	1,025,121	41,353
HEICO Corp. Class A	540,232	41,166
Timken Co.	838,846	40,726
* MasTec Inc.	852,102	39,538
* RBC Bearings Inc.	313,521	39,237
* Clean Harbors Inc.	673,052	38,162
* Univar Inc.	1,313,586	38,002
* USG Corp.	1,157,606	37,796
* Generac Holdings Inc.	818,628	37,600
* Navistar International Corp.	840,383	37,036
EnerSys	522,462	36,139
* Avis Budget Group Inc.	944,045	35,930
* KLX Inc.	665,952	35,249
* Moog Inc. Class A	422,224	35,226
Tetra Tech Inc.	747,864	34,813
* Trex Co. Inc.	381,980	34,405
* Dycom Industries Inc.	400,574	34,401
* Aerojet Rocketdyne Holdings Inc.	974,255	34,109
Pitney Bowes Inc.	2,410,439	33,770
* Rexnord Corp.	1,323,473	33,629

*	On Assignment Inc.	626,241	33,617
	Applied Industrial Technologies Inc.	509,330	33,514
	KBR Inc.	1,841,557	32,927
*	Mercury Systems Inc.	624,362	32,392
	MSA Safety Inc.	404,256	32,142
*	WESCO International Inc.	551,435	32,121
	HEICO Corp.	355,384	31,917
*	Esterline Technologies Corp.	353,293	31,849
*	Armstrong World Industries Inc.	620,978	31,825
	GATX Corp.	506,398	31,174
	UniFirst Corp.	205,733	31,169
*	WageWorks Inc.	507,933	30,832
*	Spirit Airlines Inc.	899,526	30,053
*	SiteOne Landscape Supply Inc.	512,087	29,752
	Granite Construction Inc.	512,967	29,726
*	Meritor Inc.	1,141,023	29,678
	AMERCO	79,135	29,668
	SkyWest Inc.	672,917	29,541
	Hillenbrand Inc.	755,016	29,332
	ABM Industries Inc.	700,966	29,237
	Korn/Ferry International	731,353	28,837
*	DigitalGlobe Inc.	805,034	28,377
	Herman Miller Inc.	780,964	28,037
*	Advisory Board Co.	519,388	27,852
*	Masonite International Corp.	386,363	26,736
	Matthews International Corp. Class A	427,035	26,583
	Mueller Industries Inc.	759,793	26,555
*	Hawaiian Holdings Inc.	696,608	26,158
	Universal Forest Products Inc.	264,974	26,010
	Simpson Manufacturing Co. Inc.	527,598	25,873
*	Builders FirstSource Inc.	1,422,722	25,595
*	Proto Labs Inc.	316,600	25,423
	Covanta Holding Corp.	1,695,463	25,178
	Exponent Inc.	339,115	25,061
	Watts Water Technologies Inc. Class A	360,609	24,954
	Mueller Water Products Inc. Class A	1,919,475	24,569
	HNI Corp.	577,421	23,946
*,^	Hertz Global Holdings Inc.	1,070,363	23,933
	Brady Corp. Class A	626,778	23,786
	Forward Air Corp.	404,736	23,163
	Franklin Electric Co. Inc.	511,920	22,960
	EnPro Industries Inc.	279,958	22,545
	Albany International Corp.	384,204	22,053
*	Harsco Corp.	1,042,761	21,794
^	Chicago Bridge & Iron Co. NV	1,295,595	21,766
*	SPX FLOW Inc.	559,065	21,558
*	MRC Global Inc.	1,220,668	21,349
	Insperity Inc.	242,278	21,320
*	Atlas Air Worldwide Holdings Inc.	323,774	21,304
	Werner Enterprises Inc.	578,624	21,149
	ESCO Technologies Inc.	345,668	20,723
*	Saia Inc.	329,606	20,650
	Mobile Mini Inc.	581,424	20,030
	Actuant Corp. Class A	774,073	19,816
	Kaman Corp.	355,018	19,803
	Allegiant Travel Co. Class A	148,643	19,576
	Triton International Ltd.	585,385	19,482

*	Rush Enterprises Inc. Class A	420,306	19,456
*	NOW Inc.	1,398,349	19,311
	Triumph Group Inc.	637,128	18,955
*	FTI Consulting Inc.	533,847	18,941
*	Hub Group Inc. Class A	436,987	18,769
	Altra Industrial Motion Corp.	384,775	18,508
	Sun Hydraulics Corp.	341,632	18,448
	AAON Inc.	518,805	17,886
	Apogee Enterprises Inc.	369,615	17,838
	Standex International Corp.	167,912	17,832
	Wabash National Corp.	775,948	17,707
	Interface Inc. Class A	808,452	17,705
	Greenbrier Cos. Inc.	364,938	17,572
*	Patrick Industries Inc.	208,320	17,520
*	American Woodmark Corp.	181,630	17,482
	Steelcase Inc. Class A	1,133,359	17,454
	Comfort Systems USA Inc.	488,640	17,444
*	JELD-WEN Holding Inc.	488,043	17,335
	Federal Signal Corp.	806,681	17,166
*	ACCO Brands Corp.	1,425,050	16,958
*	Manitowoc Co. Inc.	1,845,962	16,614
	Cubic Corp.	325,057	16,578
	Viad Corp.	271,821	16,554
	AZZ Inc.	338,848	16,502
*	BMC Stock Holdings Inc.	771,108	16,463
*	TriMas Corp.	606,367	16,372
	Aircastle Ltd.	732,642	16,331
*	Herc Holdings Inc.	331,363	16,280
*	SPX Corp.	552,197	16,201
	AAR Corp.	422,782	15,973
	Primoris Services Corp.	542,660	15,965
	Matson Inc.	560,436	15,793
*	Chart Industries Inc.	398,737	15,642
	Tennant Co.	236,247	15,640
	US Ecology Inc.	290,505	15,629
*,^	Axon Enterprise Inc.	688,762	15,614
*	TriNet Group Inc.	458,918	15,429
	Raven Industries Inc.	471,862	15,288
*	Gardner Denver Holdings Inc.	553,060	15,220
*	Aerovironment Inc.	272,613	14,754
	Kadant Inc.	147,055	14,492
*	Tutor Perini Corp.	510,024	14,485
	Multi-Color Corp.	176,427	14,458
*	Air Transport Services Group Inc.	593,149	14,437
	Heartland Express Inc.	568,790	14,265
	Astec Industries Inc.	253,461	14,196
	McGrath RentCorp	320,046	14,002
*	Kratos Defense & Security Solutions Inc.	1,068,379	13,974
	West Corp.	593,536	13,930
*	Continental Building Products Inc.	528,053	13,729
*	ICF International Inc.	254,116	13,710
	Alamo Group Inc.	127,388	13,678
	Briggs & Stratton Corp.	576,920	13,558
*	Lydall Inc.	231,782	13,281
	Lindsay Corp.	141,338	12,989
	Knoll Inc.	643,352	12,867
*	Advanced Disposal Services Inc.	507,089	12,774

*	Gibraltar Industries Inc.	408,300	12,719
*	GMS Inc.	355,364	12,580
	Encore Wire Corp.	277,359	12,419
*	TrueBlue Inc.	550,908	12,368
	General Cable Corp.	646,141	12,180
	H&E Equipment Services Inc.	411,660	12,020
*	CBIZ Inc.	737,952	11,992
	Argan Inc.	176,108	11,843
	Douglas Dynamics Inc.	300,058	11,822
	CIRCOR International Inc.	214,795	11,691
*	Milacron Holdings Corp.	683,512	11,524
	Marten Transport Ltd.	529,862	10,889
*	Aegion Corp. Class A	452,795	10,541
	ArcBest Corp.	314,793	10,530
	Quanex Building Products Corp.	456,513	10,477
*	Navigant Consulting Inc.	613,573	10,382
	Columbus McKinnon Corp.	273,556	10,360
	Kelly Services Inc. Class A	412,616	10,353
	NN Inc.	351,743	10,201
*	Casella Waste Systems Inc. Class A	535,929	10,075
	Kimball International Inc. Class B	501,949	9,924
*	Huron Consulting Group Inc.	288,015	9,879
	Hyster-Yale Materials Handling Inc.	128,416	9,816
*	PGT Innovations Inc.	656,054	9,808
	Advanced Drainage Systems Inc.	483,031	9,781
	Schneider National Inc. Class B	384,598	9,730
	Global Brass & Copper Holdings Inc.	285,184	9,639
	RR Donnelley & Sons Co.	911,915	9,393
*	CSW Industrials Inc.	210,625	9,341
	Griffon Corp.	418,528	9,291
	Quad/Graphics Inc.	390,565	8,831
*	RPX Corp.	664,038	8,818
*	SP Plus Corp.	222,256	8,779
*	Thermon Group Holdings Inc.	449,877	8,093
*	Engility Holdings Inc.	230,170	7,982
	Gorman-Rupp Co.	243,262	7,923
*	NCI Building Systems Inc.	504,961	7,877
*	Wesco Aircraft Holdings Inc.	782,440	7,355
*,^	Plug Power Inc.	2,806,845	7,326
	Ennis Inc.	366,810	7,208
	LSC Communications Inc.	435,642	7,192
*	Echo Global Logistics Inc.	360,646	6,798
*	GP Strategies Corp.	220,130	6,791
	Kforce Inc.	331,821	6,703
*	Astronics Corp.	222,048	6,606
	Titan International Inc.	642,301	6,519
	Essendant Inc.	491,911	6,478
*	MYR Group Inc.	219,005	6,382
*	DXP Enterprises Inc.	199,374	6,278
	VSE Corp.	109,391	6,220
*	InnerWorkings Inc.	549,291	6,180
*	Vicor Corp.	258,994	6,112
*	CAI International Inc.	201,201	6,100
	Resources Connection Inc.	437,982	6,088
*,^	Nexeo Solutions Inc.	828,467	6,048
*	YRC Worldwide Inc.	425,794	5,876
	Insteel Industries Inc.	223,633	5,839

	National Presto Industries Inc.	54,521	5,804
*	NV5 Global Inc.	105,645	5,773
*	Atkore International Group Inc.	284,365	5,548
	Park-Ohio Holdings Corp.	119,659	5,456
	CRA International Inc.	132,545	5,441
	Heidrick & Struggles International Inc.	254,243	5,377
	Barrett Business Services Inc.	92,615	5,236
*	Ply Gem Holdings Inc.	305,317	5,206
*,^	Team Inc.	389,883	5,205
^	REV Group Inc.	179,550	5,164
	Spartan Motors Inc.	466,112	5,151
*	Mistras Group Inc.	234,537	4,808
*	Veritiv Corp.	147,145	4,782
*	Covenant Transportation Group Inc. Class A	160,998	4,666
*	Sterling Construction Co. Inc.	301,355	4,590
*	Vectrus Inc.	147,324	4,543
*,^	Sunrun Inc.	818,455	4,542
*,^	KeyW Holding Corp.	596,006	4,536
*	Ducommun Inc.	139,384	4,467
	Omega Flex Inc.	58,879	4,230
*	Great Lakes Dredge & Dock Corp.	860,822	4,175
*	TPI Composites Inc.	182,750	4,083
*	Heritage-Crystal Clean Inc.	187,611	4,081
	Miller Industries Inc.	145,404	4,064
^	American Railcar Industries Inc.	102,500	3,956
*	Titan Machinery Inc.	249,501	3,875
*	Roadrunner Transportation Systems Inc.	405,657	3,866
	Powell Industries Inc.	124,012	3,719
*	Layne Christensen Co.	295,875	3,713
*	Hudson Technologies Inc.	464,299	3,626
*	Armstrong Flooring Inc.	230,060	3,623
*	Daseke Inc.	274,475	3,582
*	Franklin Covey Co.	175,550	3,564
*,^	Energy Recovery Inc.	437,531	3,456
	FreightCar America Inc.	173,043	3,385
	DMC Global Inc.	197,246	3,333
*,^	Energous Corp.	259,108	3,280
*	LB Foster Co. Class A	143,548	3,266
*	Acacia Research Corp.	708,355	3,223
	CECO Environmental Corp.	356,417	3,015
*	Willdan Group Inc.	92,119	2,990
	Hurco Cos. Inc.	70,888	2,949
*	Sparton Corp.	125,774	2,919
*	Neff Corp. Class A	114,098	2,852
*	Northwest Pipe Co.	146,798	2,792
*	Blue Bird Corp.	133,287	2,746
*	Commercial Vehicle Group Inc.	359,300	2,641
^	Celadon Group Inc.	381,774	2,577
*	HC2 Holdings Inc.	487,826	2,576
*	Orion Group Holdings Inc.	386,130	2,533
*	Foundation Building Materials Inc.	178,718	2,527
	Eastern Co.	87,419	2,509
	Allied Motion Technologies Inc.	98,447	2,495
*,^	Cogint Inc.	502,756	2,463
*	ARC Document Solutions Inc.	600,991	2,458
*	Radiant Logistics Inc.	439,709	2,335
	LSI Industries Inc.	338,361	2,237

*,^	Babcock & Wilcox Enterprises Inc.	651,934	2,171
*	Gencor Industries Inc.	115,798	2,044
	Hardinge Inc.	129,607	1,979
*	USA Truck Inc.	139,757	1,964
*	Lawson Products Inc.	77,219	1,946
*	Astronics Corp. Class B	64,296	1,914
	Preformed Line Products Co.	28,033	1,887
*	Hill International Inc.	394,678	1,875
*	Rush Enterprises Inc. Class B	42,702	1,863
*	Twin Disc Inc.	99,472	1,851
*	Goldfield Corp.	291,494	1,836
*	IES Holdings Inc.	105,261	1,821
*	Willis Lease Finance Corp.	72,495	1,783
*,^	Huttig Building Products Inc.	248,946	1,758
	Graham Corp.	84,240	1,755
	BG Staffing Inc.	100,647	1,666
*,^	Vivint Solar Inc.	445,033	1,513
	Universal Logistics Holdings Inc.	72,794	1,489
*	Ameresco Inc. Class A	186,013	1,451
*,^	ExOne Co.	121,040	1,375
*	NL Industries Inc.	144,357	1,321
*,^	FuelCell Energy Inc.	736,683	1,289
*,^	Aqua Metals Inc.	182,782	1,252
*	CPI Aerostructures Inc.	133,191	1,245
*	Genco Shipping & Trading Ltd.	105,774	1,226
*,^	Arotech Corp.	288,345	1,211
*	Manitex International Inc.	127,589	1,146
*	Tecogen Inc.	352,617	1,125
*	Houston Wire & Cable Co.	206,977	1,087
*	Pendrell Corp.	148,034	1,011
*	Key Technology Inc.	40,719	769
^	EnviroStar Inc.	27,689	766
*,^	Revolution Lighting Technologies Inc.	111,525	725
*	Alpha Pro Tech Ltd.	166,676	642
*,^	Enphase Energy Inc.	381,978	581
*	Broadwind Energy Inc.	166,485	539
*	Performant Financial Corp.	295,932	539
	Ecology and Environment Inc.	42,341	504
*	Xerium Technologies Inc.	102,460	490
*	Ultralife Corp.	69,070	466
*	BlueLinx Holdings Inc.	40,965	423
*	Innovative Solutions & Support Inc.	115,873	422
*	PAM Transportation Services Inc.	17,601	421
*	Mastech Digital Inc.	30,023	384
*	Perma-Pipe International Holdings Inc.	43,847	370
*	American Superconductor Corp.	81,142	368
*	Transcat Inc.	26,809	366
*	RCM Technologies Inc.	59,789	342
*	Jewett-Cameron Trading Co. Ltd.	23,964	331
*,^	Cenveo Inc.	93,719	329
*	Taylor Devices Inc.	27,595	323
*,^	Yangtze River Development Ltd.	18,694	306
*,^	Astrotech Corp.	294,614	291
	LS Starrett Co. Class A	32,090	286
*,^	Capstone Turbine Corp.	400,804	279
*	Patriot Transportation Holding Inc.	13,986	273
*,^	Sunworks Inc.	165,198	259

*	Volt Information Sciences Inc.	79,323	250
	Acme United Corp.	10,407	239
*	Energy Focus Inc.	80,105	219
^	Cemtrex Inc.	72,441	217
*,^	Odyssey Marine Exploration Inc.	48,188	207
*,^	EnSync Inc.	389,315	200
*	SIFCO Industries Inc.	33,067	188
*	Orion Energy Systems Inc.	161,280	181
*	General Finance Corp.	34,359	173
	Servotronics Inc.	19,902	171
*	Perma-Fix Environmental Services	42,951	163
*	Fuel Tech Inc.	137,113	140
*	Hudson Global Inc.	92,323	135
*	DLH Holdings Corp.	20,751	134
*	Pioneer Power Solutions Inc.	17,581	134
*,^	Ocean Power Technologies Inc.	98,378	123
*	Air T Inc.	6,332	112
*	Intersections Inc.	32,923	111
*,^	Real Goods Solar Inc. Class A	123,315	106
*,^	Lightbridge Corp.	82,940	91
	Chicago Rivet & Machine Co.	2,905	90
*	Polar Power Inc.	18,294	87
*	Industrial Services of America Inc.	45,354	75
*,^	Marathon Patent Group Inc.	158,984	68
*	American Electric Technologies Inc.	40,760	65
*,^	Rand Logistics Inc.	197,006	63
*	Jason Industries Inc.	38,845	62
*	Pangaea Logistics Solutions Ltd.	16,910	42
*,^	Spherix Inc.	24,025	36
*,^	Ideal Power Inc.	13,312	34
*	Staffing 360 Solutions Inc.	36,361	32
*	AMREP Corp.	3,818	26
*,^	GEE Group Inc.	8,829	26
*	Continental Materials Corp.	1,122	23
*,^	Digital Power Corp.	38,956	21
	Espey Manufacturing & Electronics Corp.	566	13
*	Tel-Instrument Electronics Corp.	3,304	11
	CompX International Inc.	679	10
*	Art's-Way Manufacturing Co. Inc.	4,243	10
*	LiqTech International Inc.	8,949	3
*	Micronet Enertec Technologies Inc.	3,100	3
*	WSI Industries Inc.	805	3
*	Air Industries Group	1,199	2
*	ARC Group Worldwide Inc.	684	2
*	Limbach Holdings Inc.	100	1
*,^	Quest Resource Holding Corp.	978	1
*	CTPartners Executive Search Inc.	83,162	—
			8,123,449
Information Technology (17.7%)
*	ServiceNow Inc.	2,175,115	255,641
*	Dell Technologies Inc. Class V	2,536,457	195,840
*	FleetCor Technologies Inc.	1,164,377	180,211
*	Workday Inc. Class A	1,689,582	178,065
	Maxim Integrated Products Inc.	3,556,856	169,698
*	Palo Alto Networks Inc.	1,169,168	168,477
*	Vantiv Inc. Class A	2,075,015	146,226
*	Twitter Inc.	8,089,316	136,467

*	Take-Two Interactive Software Inc.	1,332,029	136,173
	CDW Corp.	1,943,896	128,297
*	Trimble Inc.	3,174,272	124,590
	Cognex Corp.	1,093,176	120,555
	Broadridge Financial Solutions Inc.	1,470,406	118,838
*	Splunk Inc.	1,776,770	118,031
*	CoStar Group Inc.	436,738	117,155
*	IAC/InterActiveCorp	936,485	110,112
*	Arista Networks Inc.	566,185	107,354
	Leidos Holdings Inc.	1,812,446	107,333
	CDK Global Inc.	1,644,397	103,745
*	ON Semiconductor Corp.	5,392,019	99,591
*	First Data Corp. Class A	5,403,886	97,486
	Marvell Technology Group Ltd.	5,443,446	97,438
*,^	VMware Inc. Class A	888,916	97,061
	Jack Henry & Associates Inc.	939,656	96,587
*	Keysight Technologies Inc.	2,307,154	96,116
	Teradyne Inc.	2,464,465	91,900
*	Square Inc.	3,159,094	91,013
*	IPG Photonics Corp.	483,584	89,492
	SS&C Technologies Holdings Inc.	2,211,367	88,786
*	Arrow Electronics Inc.	1,091,108	87,736
*	PTC Inc.	1,482,401	83,430
*	CommScope Holding Co. Inc.	2,486,389	82,573
*	Tyler Technologies Inc.	435,859	75,979
*	Microsemi Corp.	1,473,931	75,878
	LogMeIn Inc.	681,141	74,960
*	Coherent Inc.	316,757	74,492
*	Guidewire Software Inc.	952,646	74,173
*	Zebra Technologies Corp.	677,002	73,509
	Booz Allen Hamilton Holding Corp. Class A	1,904,654	71,215
*	Ultimate Software Group Inc.	369,434	70,045
*	Fortinet Inc.	1,917,644	68,728
	Universal Display Corp.	532,711	68,640
	MKS Instruments Inc.	696,335	65,769
	Jabil Inc.	2,266,415	64,706
*	Euronet Worldwide Inc.	676,938	64,167
*	ARRIS International plc	2,245,357	63,970
	Cypress Semiconductor Corp.	4,248,088	63,806
	Brocade Communications Systems Inc.	5,105,648	61,012
	Avnet Inc.	1,528,850	60,084
*	Aspen Technology Inc.	956,297	60,065
*,^	GrubHub Inc.	1,116,005	58,769
*	NCR Corp.	1,552,196	58,238
*,^	Tableau Software Inc. Class A	774,235	57,982
*	Cavium Inc.	878,529	57,930
	National Instruments Corp.	1,371,889	57,853
	Littelfuse Inc.	294,591	57,704
*	WEX Inc.	497,812	55,864
	Fair Isaac Corp.	397,344	55,827
*	Zillow Group Inc.	1,374,559	55,271
	Blackbaud Inc.	618,198	54,278
	Versum Materials Inc.	1,391,482	54,017
	MAXIMUS Inc.	833,708	53,774
*	Teradata Corp.	1,583,643	53,511
	Monolithic Power Systems Inc.	496,355	52,887
*	Entegris Inc.	1,828,966	52,766

*	EPAM Systems Inc.	592,734	52,119
*	Nuance Communications Inc.	3,268,470	51,380
*	CoreLogic Inc.	1,107,707	51,198
*	Proofpoint Inc.	562,234	49,038
	Sabre Corp.	2,644,129	47,859
*	First Solar Inc.	1,009,063	46,296
	Genpact Ltd.	1,608,718	46,251
	j2 Global Inc.	621,577	45,922
*	Integrated Device Technology Inc.	1,711,045	45,480
	SYNNEX Corp.	351,891	44,518
*	CACI International Inc. Class A	317,294	44,215
	Belden Inc.	544,805	43,873
*,^	Paycom Software Inc.	584,841	43,840
*	Silicon Laboratories Inc.	548,533	43,828
*,^	ViaSat Inc.	679,824	43,726
*	GoDaddy Inc. Class A	991,443	43,138
*	Lumentum Holdings Inc.	775,413	42,144
*	Cirrus Logic Inc.	785,917	41,905
*	Advanced Energy Industries Inc.	510,079	41,194
*	Yelp Inc. Class A	948,453	41,068
*	Stamps.com Inc.	202,391	41,015
	DST Systems Inc.	743,522	40,804
	Dolby Laboratories Inc. Class A	706,337	40,629
*	Ciena Corp.	1,813,622	39,845
*	Tech Data Corp.	440,799	39,165
*,^	Snap Inc.	2,676,976	38,923
	Science Applications International Corp.	565,478	37,802
*	NetScout Systems Inc.	1,166,351	37,731
*	Zynga Inc. Class A	9,967,417	37,677
*	Manhattan Associates Inc.	893,420	37,139
*	Zendesk Inc.	1,267,301	36,891
*	Conduent Inc.	2,344,752	36,742
*	Sanmina Corp.	988,064	36,707
*,^	2U Inc.	649,936	36,422
*	Ellie Mae Inc.	440,240	36,157
*,^	FireEye Inc.	2,136,346	35,827
*	EchoStar Corp. Class A	622,523	35,627
*	Cree Inc.	1,255,558	35,394
*	HubSpot Inc.	419,264	35,239
*	ACI Worldwide Inc.	1,529,204	34,835
*	Verint Systems Inc.	814,284	34,078
*	Itron Inc.	439,844	34,066
*	RingCentral Inc. Class A	810,135	33,823
*	CommVault Systems Inc.	544,242	33,090
	InterDigital Inc.	446,006	32,893
	Vishay Intertechnology Inc.	1,739,965	32,711
*	Semtech Corp.	856,480	32,161
*	Blackhawk Network Holdings Inc.	734,261	32,161
	Convergys Corp.	1,228,998	31,819
*	Finisar Corp.	1,434,537	31,804
*	Anixter International Inc.	371,192	31,551
	TiVo Corp.	1,583,602	31,435
*	Rogers Corp.	235,397	31,374
*	II-VI Inc.	715,305	29,435
*	Envestnet Inc.	570,172	29,079
*	VeriFone Systems Inc.	1,425,292	28,905
*	RealPage Inc.	715,904	28,565

	Power Integrations Inc.	388,903	28,468
*	Viavi Solutions Inc.	2,944,458	27,855
	Brooks Automation Inc.	902,402	27,397
*	Cornerstone OnDemand Inc.	660,984	26,843
	Pegasystems Inc.	463,131	26,700
*	New Relic Inc.	531,021	26,445
*	ExlService Holdings Inc.	446,222	26,024
	Cabot Microelectronics Corp.	325,156	25,990
*	Box Inc.	1,334,287	25,778
*	Electronics For Imaging Inc.	602,057	25,696
	Travelport Worldwide Ltd.	1,616,045	25,372
*	Acxiom Corp.	1,017,404	25,069
*	Plexus Corp.	444,782	24,943
*,^	Cars.com Inc.	922,992	24,561
*,^	Pandora Media Inc.	3,117,263	24,003
*,^	Twilio Inc. Class A	802,579	23,957
	Progress Software Corp.	627,254	23,942
*	MACOM Technology Solutions Holdings Inc.	517,050	23,066
*	Benchmark Electronics Inc.	655,513	22,386
	Diebold Nixdorf Inc.	973,809	22,252
*	Etsy Inc.	1,299,736	21,940
*	Zillow Group Inc. Class A	544,600	21,866
*	OSI Systems Inc.	235,909	21,555
*	Insight Enterprises Inc.	465,374	21,370
*	Callidus Software Inc.	843,070	20,782
*	Qualys Inc.	391,883	20,300
	Methode Electronics Inc.	475,934	20,156
*,^	BroadSoft Inc.	400,040	20,122
*	NETGEAR Inc.	422,202	20,097
*	Gigamon Inc.	474,717	20,009
*	Inphi Corp.	502,103	19,928
*	Kulicke & Soffa Industries Inc.	916,514	19,769
*	Rambus Inc.	1,476,949	19,717
	Plantronics Inc.	437,282	19,337
*	Pure Storage Inc. Class A	1,206,639	19,294
	Badger Meter Inc.	389,597	19,090
*,^	3D Systems Corp.	1,395,492	18,686
	Ebix Inc.	283,944	18,527
*	Novanta Inc.	418,515	18,247
*,^	Oclaro Inc.	2,107,635	18,189
*,^	Ubiquiti Networks Inc.	321,246	17,996
*	Fabrinet	484,441	17,953
*	Knowles Corp.	1,158,183	17,685
*	Amkor Technology Inc.	1,662,352	17,538
	CSG Systems International Inc.	437,004	17,524
*	Synaptics Inc.	444,272	17,407
*	Five9 Inc.	719,798	17,203
*	TTM Technologies Inc.	1,115,507	17,145
*	Extreme Networks Inc.	1,431,811	17,024
*	Infinera Corp.	1,889,891	16,763
*	Imperva Inc.	379,772	16,482
	Xperi Corp.	645,530	16,332
*	ePlus Inc.	176,412	16,309
*	8x8 Inc.	1,205,728	16,277
*	MaxLinear Inc.	685,154	16,272
*	FormFactor Inc.	946,555	15,949
*	MicroStrategy Inc. Class A	123,218	15,736

*,^	Black Knight Financial Services Inc. Class A	365,088	15,717
*	Paylocity Holding Corp.	317,764	15,513
*,^	Applied Optoelectronics Inc.	238,611	15,431
*	Sykes Enterprises Inc.	528,155	15,401
	ADTRAN Inc.	640,648	15,376
*	Web.com Group Inc.	614,763	15,369
*	Diodes Inc.	509,776	15,258
*,^	Match Group Inc.	653,904	15,164
*	Q2 Holdings Inc.	363,757	15,150
	ManTech International Corp. Class A	338,067	14,926
*	ScanSource Inc.	336,938	14,707
*	Bottomline Technologies de Inc.	460,239	14,649
*	Quotient Technology Inc.	934,202	14,620
*,^	Fitbit Inc. Class A	2,088,943	14,539
*	Alarm.com Holdings Inc.	316,799	14,313
*,^	TrueCar Inc.	903,237	14,262
*	Trade Desk Inc. Class A	230,679	14,189
	NIC Inc.	827,206	14,187
*	Cardtronics plc Class A	595,670	13,706
*	Virtusa Corp.	361,105	13,643
*	Veeco Instruments Inc.	621,011	13,290
*	Ultra Clean Holdings Inc.	431,706	13,219
*	Blucora Inc.	516,927	13,078
*	KEMET Corp.	618,599	13,071
*	SPS Commerce Inc.	229,113	12,993
	EVERTEC Inc.	810,237	12,842
*	CEVA Inc.	287,608	12,310
*	Coupa Software Inc.	393,941	12,271
	MTS Systems Corp.	221,414	11,835
*	Barracuda Networks Inc.	470,609	11,403
*	Rudolph Technologies Inc.	433,115	11,391
*,^	Acacia Communications Inc.	240,266	11,317
*	CalAmp Corp.	475,957	11,066
	CTS Corp.	454,259	10,948
*	SolarEdge Technologies Inc.	383,117	10,938
*	GTT Communications Inc.	344,641	10,908
*,^	Benefitfocus Inc.	322,287	10,845
*	Super Micro Computer Inc.	489,873	10,826
	Monotype Imaging Holdings Inc.	559,119	10,763
*	Axcelis Technologies Inc.	385,417	10,541
*	Instructure Inc.	314,743	10,434
*	Cray Inc.	530,529	10,319
	AVX Corp.	550,327	10,032
*	MINDBODY Inc. Class A	381,193	9,854
*	LivePerson Inc.	718,147	9,731
*	Varonis Systems Inc.	230,246	9,647
*,^	Impinj Inc.	231,610	9,637
*	Perficient Inc.	489,592	9,630
*,^	Hortonworks Inc.	565,335	9,582
*	Nanometrics Inc.	330,648	9,523
*	Silver Spring Networks Inc.	548,422	8,868
*	Lattice Semiconductor Corp.	1,686,071	8,784
*	Angie's List Inc.	704,560	8,779
	TeleTech Holdings Inc.	208,741	8,715
*,^	Gogo Inc.	736,035	8,693
*	PROS Holdings Inc.	353,395	8,527
*	Bankrate Inc.	605,088	8,441

*	FARO Technologies Inc.	220,250	8,425
*	Nutanix Inc.	373,117	8,354
*,^	Shutterstock Inc.	249,615	8,310
*	Kimball Electronics Inc.	377,876	8,181
	Cohu Inc.	341,628	8,144
*	Photronics Inc.	910,121	8,055
*	IXYS Corp.	333,254	7,898
*	Appfolio Inc.	162,430	7,789
*	CommerceHub Inc.	358,983	7,664
	Cass Information Systems Inc.	120,210	7,626
	Syntel Inc.	387,711	7,619
*	Endurance International Group Holdings Inc.	875,566	7,180
*	Xcerra Corp.	721,400	7,106
*	XO Group Inc.	354,081	6,965
*	Control4 Corp.	234,672	6,913
	Mesa Laboratories Inc.	45,617	6,812
*	Electro Scientific Industries Inc.	488,361	6,798
*	Everi Holdings Inc.	877,727	6,662
	Comtech Telecommunications Corp.	317,987	6,528
*	Cision Ltd.	493,492	6,425
*	Blackline Inc.	185,833	6,341
*	Workiva Inc.	302,272	6,302
	Daktronics Inc.	575,852	6,087
	Forrester Research Inc.	145,044	6,070
*	MoneyGram International Inc.	373,110	6,011
*	Okta Inc.	207,006	5,840
*	Actua Corp.	372,064	5,693
*	Everbridge Inc.	215,319	5,689
*,^	Unisys Corp.	666,209	5,663
*	PDF Solutions Inc.	361,898	5,606
*,^	SunPower Corp. Class A	756,713	5,516
*,^	Glu Mobile Inc.	1,444,372	5,431
	NVE Corp.	68,343	5,397
*,^	Digimarc Corp.	147,289	5,391
*	Carbonite Inc.	241,007	5,302
*	Bazaarvoice Inc.	1,070,951	5,301
*	Sonus Networks Inc.	691,305	5,288
*	Synchronoss Technologies Inc.	563,568	5,258
	Park Electrochemical Corp.	283,905	5,252
	Systemax Inc.	189,582	5,011
*	VASCO Data Security International Inc.	408,888	4,927
	PC Connection Inc.	173,872	4,901
	Hackett Group Inc.	321,555	4,884
*	Model N Inc.	321,808	4,811
*	AXT Inc.	524,896	4,803
*	A10 Networks Inc.	609,049	4,604
*	Vishay Precision Group Inc.	186,284	4,545
*	Quantenna Communications Inc.	268,417	4,512
*	DSP Group Inc.	340,798	4,430
*	Ichor Holdings Ltd.	164,999	4,422
*	QuinStreet Inc.	599,278	4,405
	American Software Inc. Class A	379,939	4,316
	QAD Inc. Class A	125,090	4,297
*	Alpha & Omega Semiconductor Ltd.	255,879	4,219
*	ChannelAdvisor Corp.	364,991	4,197
*	Mitek Systems Inc.	436,476	4,147
*	Exa Corp.	167,080	4,040

	Bel Fuse Inc. Class B	126,476	3,946
*	Rapid7 Inc.	224,054	3,943
*	Digi International Inc.	368,106	3,902
*	Kopin Corp.	918,796	3,831
*,^	MuleSoft Inc. Class A	185,922	3,744
*,^	Eastman Kodak Co.	508,978	3,741
*	Alteryx Inc. Class A	178,107	3,628
*	Zix Corp.	736,026	3,599
*	Brightcove Inc.	491,333	3,538
*	Sigma Designs Inc.	553,764	3,489
*	Limelight Networks Inc.	859,947	3,414
*	USA Technologies Inc.	541,982	3,387
*	Harmonic Inc.	1,104,550	3,369
*	Care.com Inc.	209,864	3,335
*,^	Immersion Corp.	405,395	3,312
*,^	Cloudera Inc.	194,937	3,240
*	Meet Group Inc.	884,214	3,219
*	TechTarget Inc.	268,453	3,205
*	ServiceSource International Inc.	906,928	3,138
*	Calix Inc.	618,229	3,122
*	Presidio Inc.	218,217	3,088
*	Upland Software Inc.	143,791	3,043
*	Internap Corp.	690,123	3,002
*	PRGX Global Inc.	415,612	2,909
*,^	VirnetX Holding Corp.	735,249	2,867
*	EMCORE Corp.	349,202	2,863
*	Telenav Inc.	446,815	2,837
*	Agilysys Inc.	236,504	2,826
*,^	MicroVision Inc.	900,250	2,503
*	KVH Industries Inc.	204,620	2,445
*,^	Maxwell Technologies Inc.	474,799	2,436
	Reis Inc.	132,547	2,386
*	Planet Payment Inc.	549,534	2,358
*	MobileIron Inc.	636,131	2,354
*,^	Park City Group Inc.	188,291	2,288
*	Liquidity Services Inc.	374,076	2,207
*,^	NeoPhotonics Corp.	395,631	2,200
*	Avid Technology Inc.	481,276	2,185
*	Rubicon Project Inc.	528,428	2,056
*	RealNetworks Inc.	427,108	2,050
*	SecureWorks Corp. Class A	164,271	2,029
*	DHI Group Inc.	756,993	1,968
*	CommerceHub Inc. Class A	85,893	1,939
*,^	Yext Inc.	144,177	1,915
*,^	SITO Mobile Ltd.	262,054	1,871
*	Apptio Inc. Class A	100,844	1,863
*	Quantum Corp.	298,039	1,824
*	Intevac Inc.	215,357	1,820
*	Seachange International Inc.	641,762	1,758
*	PFSweb Inc.	205,443	1,715
*,^	PolarityTE Inc.	62,019	1,715
*	Information Services Group Inc.	420,556	1,691
*	Amber Road Inc.	212,805	1,634
*	Data I/O Corp.	156,813	1,562
*	Pixelworks Inc.	328,732	1,548
*	Iteris Inc.	230,919	1,536
*	GSI Technology Inc.	210,060	1,527

*	PCM Inc.	102,990	1,442
*,^	Asure Software Inc.	113,789	1,413
*	Rosetta Stone Inc.	137,257	1,401
	TransAct Technologies Inc.	136,353	1,329
	YuMe Inc.	259,414	1,201
*	CyberOptics Corp.	72,416	1,177
*	StarTek Inc.	98,565	1,158
*,^	QuickLogic Corp.	663,370	1,114
*	Key Tronic Corp.	153,965	1,110
*	Computer Task Group Inc.	202,846	1,087
*	Clearfield Inc.	79,292	1,078
*	Leaf Group Ltd.	151,192	1,043
*	Amtech Systems Inc.	85,076	1,019
*	ModusLink Global Solutions Inc.	532,982	1,002
*	SMART Global Holdings Inc.	36,869	987
*	ID Systems Inc.	130,752	982
*	BSQUARE Corp.	188,386	980
*	Autobytel Inc.	135,667	935
*,^	Everspin Technologies Inc.	53,545	915
*	Napco Security Technologies Inc.	90,821	881
*	Marchex Inc. Class B	282,723	874
*	PAR Technology Corp.	83,220	869
	AstroNova Inc.	66,674	863
*	Aware Inc.	184,241	857
*	Synacor Inc.	316,782	855
*	Frequency Electronics Inc.	90,457	849
*,^	CVD Equipment Corp.	68,981	752
*,^	Akoustis Technologies Inc.	113,074	737
	Black Box Corp.	222,545	723
	CSP Inc.	63,690	698
	Richardson Electronics Ltd.	114,593	684
*,^	Appian Corp.	23,480	668
*	Aviat Networks Inc.	38,926	664
*	CUI Global Inc.	177,805	656
*,^	Neonode Inc.	506,286	648
*	GSE Systems Inc.	180,096	639
*	Radisys Corp.	465,707	638
*,^	Veritone Inc.	13,900	632
*	Travelzoo	69,975	602
*	Datawatch Corp.	49,389	570
*	LRAD Corp.	252,735	538
*,^	Airgain Inc.	58,814	535
*	Identiv Inc.	109,137	506
*,^	Onvia Inc.	107,839	501
*,^	Helios & Matheson Analytics Inc.	38,556	489
*	Mattersight Corp.	171,609	481
*	LightPath Technologies Inc. Class A	185,313	474
	PC-Tel Inc.	74,967	472
*	Evolving Systems Inc.	93,644	454
*,^	WidePoint Corp.	681,099	443
*,^	ClearSign Combustion Corp.	121,762	432
*	Edgewater Technology Inc.	65,904	430
	GlobalSCAPE Inc.	111,566	427
*	iPass Inc.	621,053	410
*	Lantronix Inc.	164,486	400
*,^	Digital Turbine Inc.	260,663	394
	Concurrent Computer Corp.	65,502	393

*	ITUS Corp.	148,687	391
*	Wireless Telecom Group Inc.	233,098	389
	QAD Inc. Class B	14,091	386
*,^	IZEA Inc.	54,300	386
	TESSCO Technologies Inc.	29,600	369
*	Aehr Test Systems	87,667	359
*	Perceptron Inc.	45,352	358
	Communications Systems Inc.	84,426	353
*	Numerex Corp. Class A	86,808	330
*	eGain Corp.	118,002	319
	ClearOne Inc.	42,405	316
*,^	Inseego Corp.	208,582	315
*	IEC Electronics Corp.	62,278	307
*	MaxPoint Interactive Inc.	21,611	300
*	Innodata Inc.	198,960	298
	Network-1 Technologies Inc.	72,115	278
*,^	ParkerVision Inc.	168,354	266
*,^	Applied DNA Sciences Inc.	92,074	264
*	Telaria Inc.	59,599	260
*	NetSol Technologies Inc.	73,357	257
*,^	xG Technology Inc.	154,905	251
*,^	Resonant Inc.	53,005	235
*	Optical Cable Corp.	105,695	227
*	Inuvo Inc.	227,195	226
*	Qumu Corp.	74,861	225
*	Finjan Holdings Inc.	93,088	219
*,^	Remark Holdings Inc.	57,232	216
*,^	Research Frontiers Inc.	177,859	212
*,^	Net Element Inc.	245,637	208
*,^	Netlist Inc.	278,831	205
*	LGL Group Inc.	36,225	203
*	inTEST Corp.	24,223	201
*	Adesto Technologies Corp.	25,159	198
*,^	Spark Networks Inc.	159,125	194
*,^	NXT-ID Inc.	81,939	180
*	DASAN Zhone Solutions Inc.	26,053	178
*,^	Tintri Inc.	52,337	164
*	Luna Innovations Inc.	92,836	157
*,^	Intellicheck Inc.	53,926	155
	Bel Fuse Inc. Class A	5,719	152
*	Westell Technologies Inc. Class A	51,002	151
*	Zedge Inc. Class B	78,718	151
*,^	eMagin Corp.	61,617	139
*,^	Digital Ally Inc.	55,989	134
*	BroadVision Inc.	33,951	134
*	Image Sensing Systems Inc.	44,960	133
*	Qualstar Corp.	18,492	124
	RELM Wireless Corp.	33,447	120
	TSR Inc.	23,470	100
*	Echelon Corp.	20,807	97
*	Sonic Foundry Inc.	28,157	90
*	Rubicon Technology Inc.	10,898	90
*	Document Security Systems Inc.	103,062	86
*,^	Professional Diversity Network Inc.	20,497	78
*,^	MoSys Inc.	80,298	77
*,^	Infosonics Corp.	174,776	67
*,^	Superconductor Technologies Inc. Class A	59,514	61

*	Intermolecular Inc.	59,828	61
*,^	Ominto Inc.	12,976	58
	Wayside Technology Group Inc.	4,125	56
*	Smith Micro Software Inc.	44,209	50
*	Inpixon	141,677	48
*	ALJ Regional Holdings Inc.	13,000	45
*,^	Technical Communications Corp.	7,931	42
*	Determine Inc.	19,766	42
*,^	Bridgeline Digital Inc.	11,147	32
*,^	Monster Digital Inc.	39,378	28
*	Schmitt Industries Inc.	13,971	27
*	Atomera Inc.	6,425	25
	Issuer Direct Corp.	1,756	23
*	IntriCon Corp.	1,804	22
*	Majesco	3,575	18
*	Aerohive Networks Inc.	3,508	14
*	ADDvantage Technologies Group Inc.	9,900	14
	CPI Card Group Inc.	9,174	11
*	Vicon Industries Inc.	26,489	10
*,^	FalconStor Software Inc.	40,225	10
*	Cartesian Inc.	12,581	8
*	Nortech Systems Inc.	2,300	8
*	SigmaTron International Inc.	786	7
*	Ciber Inc.	480,309	6
*,^	Giga-tronics Inc.	8,139	6
*	Socket Mobile Inc.	1,390	5
*	WPCS International Inc.	2,915	5
*	LGL Group Inc. Rights Exp. 10/10/2017	108,675	3
*	MAM Software Group Inc.	200	1
*	Cadence Design Systems Inc.	5	—
*,2	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	—
			10,619,711
Materials (5.3%)
	Celanese Corp. Class A	1,718,753	179,214
	Chemours Co.	2,332,356	118,041
	Steel Dynamics Inc.	3,004,365	103,560
*	Crown Holdings Inc.	1,671,035	99,794
*	Alcoa Corp.	2,116,848	98,687
*	Berry Global Group Inc.	1,658,260	93,940
	RPM International Inc.	1,654,893	84,962
*	Axalta Coating Systems Ltd.	2,786,281	80,579
	Olin Corp.	2,137,826	73,221
	Royal Gold Inc.	824,671	70,955
	Huntsman Corp.	2,537,906	69,589
	Reliance Steel & Aluminum Co.	900,999	68,629
	AptarGroup Inc.	775,627	66,944
	Eagle Materials Inc.	595,697	63,561
	Sonoco Products Co.	1,253,916	63,260
	Valvoline Inc.	2,612,186	61,256
	WR Grace & Co.	841,510	60,715
	United States Steel Corp.	2,246,215	57,638
	Graphic Packaging Holding Co.	3,877,877	54,096
*	Owens-Illinois Inc.	2,089,765	52,579
	Ashland Global Holdings Inc.	790,214	51,672
	Bemis Co. Inc.	1,131,914	51,581
	Scotts Miracle-Gro Co.	520,473	50,663
*	Louisiana-Pacific Corp.	1,841,528	49,869

	NewMarket Corp.	116,227	49,484
*	Summit Materials Inc. Class A	1,363,717	43,680
	Sensient Technologies Corp.	556,056	42,772
	PolyOne Corp.	1,059,821	42,425
	Cabot Corp.	760,045	42,411
	Westlake Chemical Corp.	472,093	39,226
	HB Fuller Co.	651,112	37,804
	Trinseo SA	563,060	37,781
	Domtar Corp.	814,375	35,336
*	Ingevity Corp.	551,340	34,442
	Balchem Corp.	414,410	33,687
*,^	Allegheny Technologies Inc.	1,394,555	33,330
	Minerals Technologies Inc.	460,445	32,530
*	Platform Specialty Products Corp.	2,827,541	31,527
	Carpenter Technology Corp.	604,486	29,033
	Silgan Holdings Inc.	985,238	28,996
*	GCP Applied Technologies Inc.	931,108	28,585
^	Compass Minerals International Inc.	437,536	28,396
	Commercial Metals Co.	1,475,984	28,088
	Worthington Industries Inc.	570,904	26,262
*	Cleveland-Cliffs Inc.	3,655,672	26,138
	Hecla Mining Co.	5,201,274	26,110
	Quaker Chemical Corp.	174,535	25,822
*	Ferro Corp.	1,090,986	24,329
	KapStone Paper and Packaging Corp.	1,129,433	24,272
	Kaiser Aluminum Corp.	226,419	23,353
*,^	AK Steel Holding Corp.	4,038,554	22,576
	Greif Inc. Class A	383,611	22,457
*	Coeur Mining Inc.	2,385,967	21,927
	Stepan Co.	256,603	21,467
	Innospec Inc.	315,558	19,454
	Neenah Paper Inc.	220,887	18,897
	Tronox Ltd. Class A	865,647	18,265
*	Boise Cascade Co.	493,782	17,233
	Schweitzer-Mauduit International Inc.	407,230	16,884
*	Kraton Corp.	409,499	16,560
*	AdvanSix Inc.	397,391	15,796
	Calgon Carbon Corp.	676,041	14,467
*,^	US Concrete Inc.	188,607	14,391
	A Schulman Inc.	381,012	13,012
*	Koppers Holdings Inc.	277,817	12,821
	Innophos Holdings Inc.	257,016	12,643
	Deltic Timber Corp.	139,735	12,357
	Materion Corp.	271,775	11,727
	PH Glatfelter Co.	580,874	11,298
*	Clearwater Paper Corp.	218,591	10,766
*	Century Aluminum Co.	644,684	10,689
	Chase Corp.	95,170	10,602
	Schnitzer Steel Industries Inc.	348,892	9,821
*	TimkenSteel Corp.	506,503	8,357
	American Vanguard Corp.	356,004	8,153
	Rayonier Advanced Materials Inc.	563,960	7,726
*	SunCoke Energy Inc.	833,915	7,622
	Mercer International Inc.	579,301	6,865
	Kronos Worldwide Inc.	294,111	6,715
	Myers Industries Inc.	307,164	6,435
	Tredegar Corp.	350,230	6,304

*	OMNOVA Solutions Inc.	572,122	6,265
*	Resolute Forest Products Inc.	1,224,240	6,182
^	McEwen Mining Inc.	3,110,881	6,066
	Haynes International Inc.	164,020	5,890
*,^	Intrepid Potash Inc.	1,336,450	5,827
	Hawkins Inc.	138,828	5,664
	KMG Chemicals Inc.	95,266	5,228
	FutureFuel Corp.	315,910	4,972
	Warrior Met Coal Inc.	209,818	4,945
*	Venator Materials plc	205,578	4,646
*,^	Flotek Industries Inc.	715,781	3,328
^	Advanced Emissions Solutions Inc.	285,861	3,136
	Gold Resource Corp.	791,344	2,968
*	Codexis Inc.	425,490	2,830
	Ampco-Pittsburgh Corp.	157,437	2,739
	Olympic Steel Inc.	121,320	2,669
*	AgroFresh Solutions Inc.	367,958	2,587
*	Trecora Resources	183,918	2,446
*,^	LSB Industries Inc.	290,863	2,309
	United States Lime & Minerals Inc.	26,911	2,261
	Core Molding Technologies Inc.	98,468	2,160
*	UFP Technologies Inc.	74,032	2,080
*	PQ Group Holdings Inc.	119,775	2,066
*	Handy & Harman Ltd.	60,187	1,959
*	Universal Stainless & Alloy Products Inc.	58,938	1,229
*	Verso Corp.	238,514	1,214
*,^	Forterra Inc.	241,551	1,087
*	Ryerson Holding Corp.	94,875	1,029
*	Synalloy Corp.	76,888	961
*,^	Pershing Gold Corp.	240,768	710
^	Tecnoglass Inc.	74,502	501
*	Northern Technologies International Corp.	29,000	479
*,^	Ramaco Resources Inc.	68,808	456
*	Senomyx Inc.	707,850	429
*	Real Industry Inc.	187,072	337
*,^	Golden Minerals Co.	648,415	311
*	General Moly Inc.	746,227	280
*	TOR Minerals International Inc.	36,467	261
*	Solitario Exploration & Royalty Corp.	299,903	207
	Friedman Industries Inc.	28,903	178
*,^	Marrone Bio Innovations Inc.	129,118	149
*,^	Rentech Inc.	320,959	148
*,^	Paramount Gold Nevada Corp.	79,697	125
*,^	BioAmber Inc.	151,985	75
*,^	US Antimony Corp.	177,692	51
*,^	Comstock Mining Inc.	282,331	44
*,^	MagneGas Corp.	51,260	29
^	US Gold Corp.	13,067	29
*	Yield10 Bioscience Inc.	821	3
			3,196,656
Other (0.0%)3
*,2	Dyax Corp CVR Exp. 12/31/2019	1,549,121	3,098
*,2	Tobira Therapeutics CVR Exp. 12/31/2028	87,896	398
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	390
*,2	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*,2	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2017	912,063	100
*,2	Media General Inc. CVR	1,202,098	47

*,2	Gerber Scientific Inc. CVR	161,151	18
*,2	Ambit Biosciences Corp. CVR	22,388	14
*	Rave Restaurant Group Inc. Rights	94,361	12
*,2	GenVec Inc. CPR	26,612	12
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,2	Achieve Life Sciences Inc. CVR	330,518	3
*,2	Dara Biosciences Inc CVR Exp. 12/31/2018	15,573	1
*,2	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,2	Clinical Data CVR	131,308	—
*	Vicon Industries Inc. Rights Exp. 10/19/2019	26,489	—
*,^,2 Biosante Pharmaceutical Inc. CVR		44,795	—
*,2	CIL&D LLC	36,800	—
*,2	Seventy Seven Energy Inc. Warrants Exp. 08/01/2023	172	—
*,2	Seventy Seven Energy Inc. Warrants Exp. 08/01/2021	192	—
			4,408
Real Estate (8.7%)
	Camden Property Trust	1,167,542	106,772
	VEREIT Inc.	12,569,393	104,200
	WP Carey Inc.	1,388,286	93,557
	Gaming and Leisure Properties Inc.	2,470,825	91,149
	Kilroy Realty Corp.	1,262,848	89,814
	Equity LifeStyle Properties Inc.	1,047,399	89,113
	Colony NorthStar Inc. Class A	7,046,730	88,507
	Forest City Realty Trust Inc. Class A	3,242,048	82,705
^	Omega Healthcare Investors Inc.	2,534,134	80,864
	National Retail Properties Inc.	1,934,158	80,577
	Sun Communities Inc.	927,466	79,465
	Douglas Emmett Inc.	1,980,801	78,083
	Liberty Property Trust	1,890,179	77,611
	American Campus Communities Inc.	1,739,958	76,819
	Lamar Advertising Co. Class A	1,072,058	73,468
	Healthcare Trust of America Inc. Class A	2,454,949	73,157
	Brixmor Property Group Inc.	3,734,020	70,200
	Jones Lang LaSalle Inc.	559,546	69,104
	DCT Industrial Trust Inc.	1,191,107	68,989
	Highwoods Properties Inc.	1,317,686	68,638
	Hudson Pacific Properties Inc.	1,980,743	66,414
	American Homes 4 Rent Class A	3,020,216	65,569
	CyrusOne Inc.	1,099,097	64,770
	Medical Properties Trust Inc.	4,678,530	61,429
	CubeSmart	2,343,519	60,838
	Hospitality Properties Trust	2,130,007	60,684
	Senior Housing Properties Trust	3,080,142	60,217
	Gramercy Property Trust	1,963,255	59,388
	Realogy Holdings Corp.	1,752,965	57,760
	EPR Properties	825,249	57,553
	Starwood Waypoint Homes	1,579,587	57,450
*	Howard Hughes Corp.	483,706	57,043
	STORE Capital Corp.	2,139,156	53,201
	Healthcare Realty Trust Inc.	1,595,735	51,606
	Spirit Realty Capital Inc.	5,937,238	50,882
	Cousins Properties Inc.	5,333,010	49,810
	RLJ Lodging Trust	2,251,056	49,523
	Life Storage Inc.	602,772	49,313
	CoreSite Realty Corp.	438,028	49,015
*	Equity Commonwealth	1,612,044	49,006
	Weingarten Realty Investors	1,538,425	48,830

Sabra Health Care REIT Inc.	2,222,426	48,760
Rayonier Inc.	1,677,212	48,455
Sunstone Hotel Investors Inc.	2,835,119	45,560
Park Hotels & Resorts Inc.	1,650,875	45,498
First Industrial Realty Trust Inc.	1,503,062	45,227
Outfront Media Inc.	1,795,438	45,209
GEO Group Inc.	1,609,780	43,303
Corporate Office Properties Trust	1,294,752	42,507
LaSalle Hotel Properties	1,448,943	42,048
Ryman Hospitality Properties Inc.	658,704	41,162
National Health Investors Inc.	530,266	40,984
CoreCivic Inc.	1,522,900	40,768
Retail Properties of America Inc.	3,103,955	40,755
Physicians Realty Trust	2,272,445	40,290
Brandywine Realty Trust	2,278,521	39,851
Apple Hospitality REIT Inc.	2,094,416	39,605
Taubman Centers Inc.	791,835	39,354
EastGroup Properties Inc.	438,159	38,611
Piedmont Office Realty Trust Inc. Class A	1,911,424	38,534
* JBG SMITH Properties	1,120,750	38,341
Paramount Group Inc.	2,371,048	37,937
DDR Corp.	4,002,218	36,660
Columbia Property Trust Inc.	1,609,212	35,033
Education Realty Trust Inc.	961,612	34,551
PS Business Parks Inc.	258,761	34,545
Empire State Realty Trust Inc.	1,623,307	33,343
^ Pebblebrook Hotel Trust	904,509	32,689
Washington REIT	996,301	32,639
QTS Realty Trust Inc. Class A	622,807	32,610
Urban Edge Properties	1,350,303	32,569
Acadia Realty Trust	1,120,337	32,064
STAG Industrial Inc.	1,144,296	31,434
Tanger Factory Outlet Centers Inc.	1,246,420	30,438
Uniti Group Inc.	2,062,275	30,233
Xenia Hotels & Resorts Inc.	1,400,702	29,485
Lexington Realty Trust	2,847,101	29,097
DiamondRock Hospitality Co.	2,575,287	28,199
Alexander & Baldwin Inc.	606,446	28,097
Mack-Cali Realty Corp.	1,183,456	28,060
Retail Opportunity Investments Corp.	1,433,700	27,255
Potlatch Corp.	530,225	27,041
Rexford Industrial Realty Inc.	917,313	26,254
LTC Properties Inc.	510,941	24,004
Terreno Realty Corp.	652,875	23,621
Government Properties Income Trust	1,234,096	23,164
Invitation Homes Inc.	1,016,115	23,015
Kennedy-Wilson Holdings Inc.	1,224,275	22,710
Kite Realty Group Trust	1,092,590	22,125
American Assets Trust Inc.	546,011	21,715
Summit Hotel Properties Inc.	1,337,797	21,391
Chesapeake Lodging Trust	782,969	21,117
Alexander's Inc.	47,799	20,271
Washington Prime Group Inc.	2,393,950	19,942
Select Income REIT	845,721	19,807
Four Corners Property Trust Inc.	788,737	19,655
* Quality Care Properties Inc.	1,210,519	18,763
HFF Inc. Class A	468,668	18,541

^	CBL & Associates Properties Inc.	2,196,565	18,429
	CareTrust REIT Inc.	950,337	18,094
	Agree Realty Corp.	367,606	18,042
*	St. Joe Co.	941,925	17,755
	Global Net Lease Inc.	744,591	16,299
	Monmouth Real Estate Investment Corp.	986,036	15,964
	Franklin Street Properties Corp.	1,424,619	15,129
	RE/MAX Holdings Inc. Class A	235,762	14,983
	National Storage Affiliates Trust	575,137	13,941
	Ramco-Gershenson Properties Trust	1,032,744	13,436
	Universal Health Realty Income Trust	172,488	13,021
	Parkway Inc.	554,229	12,764
	Tier REIT Inc.	651,125	12,567
*	iStar Inc.	956,739	11,290
	Chatham Lodging Trust	508,965	10,851
	InfraREIT Inc.	482,399	10,791
	Getty Realty Corp.	369,010	10,557
	Saul Centers Inc.	170,467	10,554
	New Senior Investment Group Inc.	1,111,248	10,168
	Investors Real Estate Trust	1,656,910	10,124
^	Hersha Hospitality Trust Class A	539,220	10,067
	NorthStar Realty Europe Corp.	741,140	9,494
	Pennsylvania REIT	899,584	9,437
	Independence Realty Trust Inc.	870,697	8,855
	First Potomac Realty Trust	786,187	8,758
	Urstadt Biddle Properties Inc. Class A	394,150	8,553
	Easterly Government Properties Inc.	380,698	7,869
	Armada Hoffler Properties Inc.	566,735	7,827
	Preferred Apartment Communities Inc. Class A	407,562	7,695
	Altisource Residential Corp.	690,025	7,666
^	Seritage Growth Properties Class A	164,341	7,571
*,2	Forestar Group Inc.	430,511	7,405
	Gladstone Commercial Corp.	327,226	7,287
	CatchMark Timber Trust Inc. Class A	565,842	7,135
	Ashford Hospitality Trust Inc.	1,049,062	6,997
^	Whitestone REIT	475,998	6,212
	NexPoint Residential Trust Inc.	254,693	6,044
	UMH Properties Inc.	379,020	5,894
	Cedar Realty Trust Inc.	992,115	5,576
^	CorEnergy Infrastructure Trust Inc.	157,397	5,564
	Community Healthcare Trust Inc.	199,672	5,383
	One Liberty Properties Inc.	219,457	5,346
*	Marcus & Millichap Inc.	197,313	5,325
	City Office REIT Inc.	373,631	5,145
	RMR Group Inc. Class A	95,331	4,895
*	Tejon Ranch Co.	225,637	4,761
	Consolidated-Tomoka Land Co.	73,754	4,430
	Ashford Hospitality Prime Inc.	454,292	4,316
*,^	Altisource Portfolio Solutions SA	161,876	4,188
	MedEquities Realty Trust Inc.	337,336	3,964
^	Farmland Partners Inc.	425,863	3,850
	Bluerock Residential Growth REIT Inc. Class A	329,685	3,646
*	FRP Holdings Inc.	61,008	2,761
^	Jernigan Capital Inc.	128,170	2,634
	Stratus Properties Inc.	73,967	2,241
*	Redfin Corp.	80,246	2,013
^	Wheeler REIT Inc.	134,005	1,548

	Safety Income and Growth Inc.	79,129	1,475
*	Maui Land & Pineapple Co. Inc.	88,360	1,233
*	Trinity Place Holdings Inc.	161,427	1,133
	Gladstone Land Corp.	82,108	1,118
	Sotherly Hotels Inc.	166,788	982
	Griffin Industrial Realty Inc.	26,862	976
	RAIT Financial Trust	1,150,190	840
	Urstadt Biddle Properties Inc.	38,700	692
	Clipper Realty Inc.	37,776	405
	BRT Apartments Corp.	33,749	362
*,^	InterGroup Corp.	6,400	156
	Condor Hospitality Trust Inc.	12,818	134
^	Innovative Industrial Properties Inc.	6,892	129
	Global Medical REIT Inc.	13,621	122
	Global Self Storage Inc.	4,745	23
*	Transcontinental Realty Investors Inc.	400	11
	CKX Lands Inc.	399	4
*	Power REIT	200	1
	Digital Realty Trust Inc.	8	1
			5,180,897
Telecommunication Services (1.1%)
*	T-Mobile US Inc.	3,676,962	226,722
*	Zayo Group Holdings Inc.	2,298,254	79,106
*,^	Sprint Corp.	8,399,469	65,348
	Telephone & Data Systems Inc.	1,201,279	33,504
	Cogent Communications Holdings Inc.	542,551	26,531
	Shenandoah Telecommunications Co.	607,591	22,602
*	Vonage Holdings Corp.	2,563,114	20,864
*	Straight Path Communications Inc. Class B	92,899	16,784
	Consolidated Communications Holdings Inc.	836,918	15,968
*	General Communication Inc. Class A	344,962	14,071
^	Frontier Communications Corp.	1,010,249	11,911
	Cincinnati Bell Inc.	563,259	11,181
*,^	Iridium Communications Inc.	1,073,755	11,060
*	Boingo Wireless Inc.	502,543	10,739
*	ORBCOMM Inc.	871,357	9,123
*,^	Globalstar Inc.	4,816,148	7,850
	ATN International Inc.	145,298	7,657
*	United States Cellular Corp.	188,248	6,664
*	Lumos Networks Corp.	313,574	5,619
^	Windstream Holdings Inc.	2,620,363	4,638
	Spok Holdings Inc.	287,749	4,417
*,^	pdvWireless Inc.	146,458	4,364
*	Hawaiian Telcom Holdco Inc.	127,547	3,803
	IDT Corp. Class B	234,954	3,308
*	Ooma Inc.	178,222	1,880
*	Alaska Communications Systems Group Inc.	561,809	1,275
*	NII Holdings Inc.	1,382,323	636
*,^	Pareteum Corp.	54,648	83
*	Fusion Telecommunications International Inc.	7,199	20
*,^	One Horizon Group Inc.	4,568	4
			627,732
Utilities (3.2%)
	Atmos Energy Corp.	1,273,327	106,756
	UGI Corp.	2,180,756	102,190
	Westar Energy Inc. Class A	1,778,440	88,211

	OGE Energy Corp.	2,385,915	85,965
	Great Plains Energy Inc.	2,704,775	81,955
	Aqua America Inc.	2,288,621	75,959
*	Calpine Corp.	4,663,229	68,783
	Vectren Corp.	1,036,635	68,180
*	Vistra Energy Corp.	3,493,148	65,287
	MDU Resources Group Inc.	2,444,457	63,434
	National Fuel Gas Co.	1,078,845	61,073
	IDACORP Inc.	650,989	57,242
	WGL Holdings Inc.	613,031	51,617
	ALLETE Inc.	664,875	51,388
	Portland General Electric Co.	1,096,630	50,050
	ONE Gas Inc.	675,059	49,711
	Spire Inc.	639,157	47,713
	Southwest Gas Holdings Inc.	614,096	47,666
	New Jersey Resources Corp.	1,127,509	47,525
	Black Hills Corp.	685,572	47,215
	Hawaiian Electric Industries Inc.	1,356,266	45,259
	PNM Resources Inc.	1,047,287	42,206
	Avista Corp.	814,366	42,160
	South Jersey Industries Inc.	1,053,594	36,381
	Avangrid Inc.	733,812	34,797
	NorthWestern Corp.	580,834	33,073
	MGE Energy Inc.	460,283	29,734
	Ormat Technologies Inc.	463,997	28,327
	El Paso Electric Co.	508,310	28,084
	Northwest Natural Gas Co.	376,214	24,228
	California Water Service Group	634,339	24,200
	American States Water Co.	486,481	23,959
	Otter Tail Corp.	528,125	22,894
	Pattern Energy Group Inc. Class A	883,727	21,298
	Chesapeake Utilities Corp.	222,661	17,423
*	Dynegy Inc.	1,689,608	16,541
	NRG Yield Inc.	848,416	16,374
*	TerraForm Power Inc. Class A	1,008,165	13,328
	SJW Group	209,491	11,857
	Connecticut Water Service Inc.	160,055	9,491
	Unitil Corp.	189,159	9,356
	Middlesex Water Co.	222,115	8,722
	NRG Yield Inc. Class A	438,743	8,323
	York Water Co.	167,086	5,664
*	TerraForm Global Inc. Class A	1,014,916	4,821
	Artesian Resources Corp. Class A	108,040	4,084
*,^	Cadiz Inc.	300,252	3,813
^	Spark Energy Inc. Class A	164,764	2,472
*	Pure Cycle Corp.	194,651	1,460
	Genie Energy Ltd. Class B	139,886	916
^	RGC Resources Inc.	30,804	880
*	US Geothermal Inc.	131,843	526
*,^ AquaVenture Holdings Ltd.		7,948	107
			1,890,678
Total Common Stocks (Cost $45,405,298)			59,347,703

		Coupon
Temporary Cash Investments (2.9%)1
Money Market Fund (2.8%)
4,5 Vanguard Market Liquidity Fund		1.223%		17,350,161	1,732,363

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Cash Management Bill	1.048%	1/2/18	15,000	14,960
	United States Treasury Bill	0.909%	10/5/17	6,000	6,000
6	United States Treasury Bill	1.056%	11/24/17	5,000	4,993
	United States Treasury Bill	1.101%	2/22/18	3,240	3,226
6	United States Treasury Bill	1.169%	3/22/18	5,000	4,972
					34,151
Total Temporary Cash Investments (Cost $1,766,313)					1,766,514
Total Investments (102.0%) (Cost $47,171,611)					61,114,217
Other Asset and Liabilities-Net (-2.0%)5					(1,222,916)
Net Assets (100%)					59,891,301

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,138,089,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.0%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,211,649,000 of collateral received for securities on loan, of which $32,350,000 is held in cash.
6 Securities with a value of $20,089,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	3,783	282,382	15,796
E-mini S&P Mid-Cap 400 Index	December 2017	843	151,377	6,541
E-mini S&P 500 Index	December 2017	905	113,854	783
				23,120

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

Total Return Swaps
					Unrealized
			Notional	Floating Interest	Appreciation
			Amount	Rate Received	(Depreciation)
Reference Entity	Termination Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/17	GSCM	5,143	(1.632%)	(110)
GSCM—Goldman Sachs Capital Management.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	59,335,890	402	11,411
Temporary Cash Investments	1,732,363	34,151	—
Futures Contracts—Assets[1]	580	—	—
Swap Contracts—Liabilities	—	(110)	—
Total	61,068,833	34,443	11,411
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures

Extended Market Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At September 30, 2017, the cost of investment securities for tax purposes was $47,176,148,000. Net unrealized appreciation of investment securities for tax purposes was $13,938,069,000, consisting of unrealized gains of $17,615,481,000 on securities that had risen in value since their purchase and $3,677,412,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.7%)
	DowDuPont Inc.	55,473,900	3,840,458
	Praxair Inc.	6,792,040	949,120
	Ecolab Inc.	6,187,275	795,745
	Air Products & Chemicals Inc.	5,168,453	781,573
	LyondellBasell Industries NV Class A	7,516,893	744,548
	PPG Industries Inc.	6,086,491	661,358
	International Paper Co.	9,799,851	556,828
	Newmont Mining Corp.	12,674,725	475,429
*	Freeport-McMoRan Inc.	30,926,235	434,204
	Nucor Corp.	7,576,160	424,568
	Albemarle Corp.	2,621,706	357,365
	Celanese Corp. Class A	3,264,814	340,422
	FMC Corp.	3,186,394	284,577
	Eastman Chemical Co.	3,100,300	280,546
	International Flavors & Fragrances Inc.	1,878,568	268,466
	Arconic Inc.	10,464,454	260,356
	Chemours Co.	4,387,827	222,068
	Avery Dennison Corp.	2,096,366	206,157
*	Alcoa Corp.	4,375,055	203,965
	CF Industries Holdings Inc.	5,536,305	194,657
	Steel Dynamics Inc.	5,403,608	186,262
	Mosaic Co.	8,327,206	179,784
	RPM International Inc.	3,158,547	162,160
*	Axalta Coating Systems Ltd.	5,185,910	149,977
	Olin Corp.	3,949,126	135,258
	Royal Gold Inc.	1,557,562	134,013
	Huntsman Corp.	4,835,940	132,601
	Reliance Steel & Aluminum Co.	1,641,098	125,002
	WR Grace & Co.	1,617,929	116,734
	United States Steel Corp.	4,154,130	106,595
	Versum Materials Inc.	2,591,658	100,608
	Ashland Global Holdings Inc.	1,476,144	96,525
	NewMarket Corp.	226,326	96,358
	Scotts Miracle-Gro Co.	975,150	94,921
	Sensient Technologies Corp.	1,050,426	80,799
	PolyOne Corp.	1,942,874	77,773
	Westlake Chemical Corp.	918,319	76,303
	Cabot Corp.	1,269,253	70,824
	HB Fuller Co.	1,197,446	69,524
*	Univar Inc.	2,332,184	67,470
	Domtar Corp.	1,488,365	64,580
*	Ingevity Corp.	1,006,423	62,871
	Balchem Corp.	763,364	62,054
*,^	Allegheny Technologies Inc.	2,589,570	61,891
*	Peabody Energy Corp.	2,124,659	61,636
*	CONSOL Energy Inc.	3,570,130	60,478
	US Silica Holdings Inc.	1,927,621	59,891
	Minerals Technologies Inc.	835,970	59,061
*	Platform Specialty Products Corp.	5,096,211	56,823

	Carpenter Technology Corp.	1,107,623	53,199
	Compass Minerals International Inc.	802,712	52,096
	Commercial Metals Co.	2,731,441	51,979
*,^	Cleveland-Cliffs Inc.	7,065,559	50,519
*	GCP Applied Technologies Inc.	1,635,587	50,213
	Worthington Industries Inc.	1,057,487	48,644
	Hecla Mining Co.	9,516,991	47,775
	Quaker Chemical Corp.	303,490	44,901
*	Ferro Corp.	1,982,143	44,202
*	Cambrex Corp.	774,364	42,590
	KapStone Paper and Packaging Corp.	1,980,415	42,559
	Stepan Co.	484,577	40,540
*	Coeur Mining Inc.	4,342,064	39,904
*,^	AK Steel Holding Corp.	7,134,367	39,881
	Kaiser Aluminum Corp.	386,369	39,850
	Innospec Inc.	574,108	35,394
^	Arch Coal Inc. Class A	487,973	35,007
	Neenah Paper Inc.	405,981	34,732
	Tronox Ltd. Class A	1,446,283	30,517
*	Kraton Corp.	740,183	29,933
*	AdvanSix Inc.	689,305	27,400
	Calgon Carbon Corp.	1,208,377	25,859
	Deltic Timber Corp.	262,088	23,176
	Innophos Holdings Inc.	469,570	23,098
*	Koppers Holdings Inc.	473,673	21,860
	A Schulman Inc.	633,554	21,636
	PH Glatfelter Co.	1,043,690	20,300
*	Clearwater Paper Corp.	397,242	19,564
*	Century Aluminum Co.	1,140,218	18,905
	Chase Corp.	167,777	18,690
*,^	Fairmount Santrol Holdings Inc.	3,745,023	17,901
*	CSW Industrials Inc.	376,894	16,715
	American Vanguard Corp.	637,731	14,604
	Rayonier Advanced Materials Inc.	1,034,347	14,171
*	SunCoke Energy Inc.	1,531,394	13,997
	Tredegar Corp.	751,905	13,534
	KMG Chemicals Inc.	229,423	12,591
	Kronos Worldwide Inc.	545,364	12,451
	Haynes International Inc.	305,972	10,987
*	OMNOVA Solutions Inc.	996,797	10,915
	FutureFuel Corp.	621,352	9,780
*,^	Intrepid Potash Inc.	2,191,862	9,557
	Warrior Met Coal Inc.	390,857	9,213
	Hawkins Inc.	224,656	9,166
*	Veritiv Corp.	263,536	8,565
	Aceto Corp.	682,672	7,666
*	Codexis Inc.	1,128,747	7,506
*	Cloud Peak Energy Inc.	1,912,343	6,999
*	Resolute Forest Products Inc.	1,308,016	6,605
*	Nexeo Solutions Inc.	844,592	6,166
	Olympic Steel Inc.	249,363	5,486
	Gold Resource Corp.	1,325,577	4,971
	Ampco-Pittsburgh Corp.	266,121	4,631
*,^	Uranium Energy Corp.	3,159,624	4,360
*	PQ Group Holdings Inc.	252,160	4,350
*,^	AgroFresh Solutions Inc.	593,182	4,170
*	Verso Corp.	812,849	4,137

*,^	LSB Industries Inc.	506,145	4,019
*	Ryerson Holding Corp.	364,153	3,951
*	Universal Stainless & Alloy Products Inc.	153,551	3,202
	Hallador Energy Co.	500,393	2,862
*,^	ChromaDex Corp.	618,379	2,659
*	Synalloy Corp.	191,382	2,392
*,^	Ur-Energy Inc.	3,850,766	2,214
*	Westmoreland Coal Co.	521,636	1,330
*,^	Pershing Gold Corp.	421,254	1,243
*	NL Industries Inc.	128,446	1,175
*	Real Industry Inc.	647,270	1,165
*	Northern Technologies International Corp.	67,635	1,116
*,^	Ramaco Resources Inc.	156,534	1,038
*	Handy & Harman Ltd.	30,342	988
	Friedman Industries Inc.	106,118	653
	United-Guardian Inc.	29,759	559
*,^	Westwater Resources Inc.	337,245	486
*	Solitario Exploration & Royalty Corp.	605,274	418
*	Senomyx Inc.	678,365	411
*,^	Comstock Mining Inc.	2,607,578	407
*	General Moly Inc.	1,017,058	381
^	US Gold Corp.	160,247	356
*	Centrus Energy Corp. Class A	91,778	342
*,^	Marrone Bio Innovations Inc.	250,437	288
*,^	Golden Minerals Co.	505,786	243
*	Dynasil Corp. of America	158,073	198
*	Paramount Gold Nevada Corp.	55,055	86
*	Ikonics Corp.	6,410	53
*	TOR Minerals International Inc.	2,580	18
*,^	US Antimony Corp.	41,673	12
*	Senestech Inc.	2,000	4
			16,451,572
Consumer Goods (9.0%)
	Procter & Gamble Co.	60,568,196	5,510,494
	Coca-Cola Co.	91,167,304	4,103,440
	Philip Morris International Inc.	36,893,878	4,095,589
	PepsiCo Inc.	33,861,664	3,773,205
	Altria Group Inc.	45,559,631	2,889,392
	NIKE Inc. Class B	31,160,047	1,615,648
	Colgate-Palmolive Co.	20,924,156	1,524,325
	Mondelez International Inc. Class A	33,993,728	1,382,185
	Monsanto Co.	10,428,848	1,249,585
	General Motors Co.	29,386,777	1,186,638
	Kraft Heinz Co.	14,459,069	1,121,301
	Ford Motor Co.	92,519,239	1,107,455
	Activision Blizzard Inc.	17,031,480	1,098,701
*,^	Tesla Inc.	3,170,065	1,081,309
	Kimberly-Clark Corp.	8,387,337	987,022
*	Electronic Arts Inc.	7,330,917	865,488
	Constellation Brands Inc. Class A	3,878,455	773,558
	General Mills Inc.	13,604,571	704,173
	Delphi Automotive plc	6,337,204	623,581
	Estee Lauder Cos. Inc. Class A	5,311,684	572,812
	Archer-Daniels-Midland Co.	13,359,538	567,914
*	Monster Beverage Corp.	10,132,657	559,829
	Stanley Black & Decker Inc.	3,632,311	548,370
	Newell Brands Inc.	11,633,289	496,392

	Tyson Foods Inc. Class A	6,866,968	483,778
	VF Corp.	7,472,148	475,004
	Kellogg Co.	6,545,146	408,221
	Clorox Co.	3,065,154	404,324
	Dr Pepper Snapple Group Inc.	4,316,246	381,858
*	Mohawk Industries Inc.	1,498,686	370,940
	Hershey Co.	3,243,109	354,050
	Molson Coors Brewing Co. Class B	4,163,560	339,913
	DR Horton Inc.	8,444,391	337,185
	Conagra Brands Inc.	9,874,009	333,149
	Whirlpool Corp.	1,730,990	319,264
	Genuine Parts Co.	3,310,847	316,683
	McCormick & Co. Inc.	2,837,344	291,225
	Church & Dwight Co. Inc.	5,923,306	286,984
	Lear Corp.	1,614,545	279,445
	Coach Inc.	6,705,610	270,102
	JM Smucker Co.	2,559,339	268,551
	Hasbro Inc.	2,668,311	260,614
*	Take-Two Interactive Software Inc.	2,530,214	258,664
	BorgWarner Inc.	5,007,073	256,512
	Lennar Corp. Class A	4,766,632	251,678
*	LKQ Corp.	6,960,740	250,517
*	NVR Inc.	84,512	241,282
	Brown-Forman Corp. Class B	4,357,902	236,634
	PVH Corp.	1,845,685	232,667
	Bunge Ltd.	3,340,004	231,997
	Campbell Soup Co.	4,675,629	218,913
	Hanesbrands Inc.	8,638,896	212,862
	Ingredion Inc.	1,703,867	205,555
	Snap-on Inc.	1,367,600	203,786
	Hormel Foods Corp.	6,278,283	201,784
	Goodyear Tire & Rubber Co.	5,966,302	198,380
	Harley-Davidson Inc.	4,051,032	195,300
	Leucadia National Corp.	7,645,112	193,039
*	WABCO Holdings Inc.	1,272,666	188,355
	Coty Inc. Class A	10,673,003	176,425
	PulteGroup Inc.	6,451,810	176,328
*	Middleby Corp.	1,366,389	175,130
*	Michael Kors Holdings Ltd.	3,423,679	163,823
	Lamb Weston Holdings Inc.	3,472,416	162,822
	Pinnacle Foods Inc.	2,812,259	160,777
	Toll Brothers Inc.	3,675,789	152,435
	Leggett & Platt Inc.	3,137,068	149,732
	Thor Industries Inc.	1,186,199	149,354
^	Polaris Industries Inc.	1,414,914	148,042
*	Lululemon Athletica Inc.	2,257,160	140,508
	Gentex Corp.	6,792,285	134,487
*	Post Holdings Inc.	1,486,904	131,249
	Mattel Inc.	8,128,771	125,833
	Brunswick Corp.	2,106,003	117,873
	Ralph Lauren Corp. Class A	1,313,051	115,929
*	US Foods Holding Corp.	4,254,513	113,595
	Valvoline Inc.	4,830,865	113,284
	Carter's Inc.	1,132,793	111,863
*,^	Herbalife Ltd.	1,558,260	105,697
	Pool Corp.	929,598	100,555
*	Edgewell Personal Care Co.	1,353,283	98,478

*	Hain Celestial Group Inc.	2,344,430	96,473
	Dana Inc.	3,421,713	95,671
*	Visteon Corp.	742,293	91,874
*,^	TreeHouse Foods Inc.	1,354,100	91,713
	Flowers Foods Inc.	4,477,490	84,222
*	Skechers U.S.A. Inc. Class A	3,180,464	79,798
*,^	Wayfair Inc.	1,171,309	78,946
	Tenneco Inc.	1,260,982	76,504
*	Welbilt Inc.	3,302,724	76,128
	Nu Skin Enterprises Inc. Class A	1,198,333	73,674
*,^	Under Armour Inc. Class A	4,377,580	72,143
	CalAtlantic Group Inc.	1,948,636	71,379
*,^	Tempur Sealy International Inc.	1,089,899	70,320
	Sanderson Farms Inc.	434,400	70,164
	Snyder's-Lance Inc.	1,835,534	70,007
*	Zynga Inc. Class A	18,426,019	69,650
*	Darling Ingredients Inc.	3,894,935	68,239
	Energizer Holdings Inc.	1,469,771	67,683
*,^	Under Armour Inc.	4,482,071	67,321
*,^	Blue Buffalo Pet Products Inc.	2,341,466	66,381
	LCI Industries	562,921	65,214
	Tupperware Brands Corp.	1,026,140	63,436
*	Helen of Troy Ltd.	650,002	62,985
	Wolverine World Wide Inc.	2,182,421	62,963
	Spectrum Brands Holdings Inc.	552,993	58,573
*	Dorman Products Inc.	775,427	55,536
*	Steven Madden Ltd.	1,270,157	54,998
	Lancaster Colony Corp.	453,669	54,495
*	Deckers Outdoor Corp.	760,611	52,033
	Herman Miller Inc.	1,423,624	51,108
	B&G Foods Inc.	1,574,157	50,137
	Vector Group Ltd.	2,437,824	49,902
*	Cooper-Standard Holdings Inc.	422,707	49,021
	KB Home	2,008,875	48,454
*	iRobot Corp.	625,868	48,229
*	TRI Pointe Group Inc.	3,435,043	47,438
	J&J Snack Foods Corp.	357,849	46,986
	Cooper Tire & Rubber Co.	1,247,637	46,662
	HNI Corp.	1,051,496	43,606
	Columbia Sportswear Co.	677,350	41,711
*	Meritage Homes Corp.	905,503	40,204
	Nutrisystem Inc.	713,000	39,857
*	Fox Factory Holding Corp.	844,956	36,418
*	Taylor Morrison Home Corp. Class A	1,630,411	35,951
	WD-40 Co.	320,731	35,890
	Fresh Del Monte Produce Inc.	781,109	35,509
*	American Axle & Manufacturing Holdings Inc.	2,012,350	35,377
	Universal Corp.	605,561	34,699
	National Beverage Corp.	278,150	34,504
*,^	Pilgrim's Pride Corp.	1,191,378	33,847
	Interface Inc. Class A	1,490,627	32,645
*	Gentherm Inc.	877,385	32,595
	Callaway Golf Co.	2,237,474	32,287
	MDC Holdings Inc.	968,997	32,180
*,^	Boston Beer Co. Inc. Class A	204,213	31,898
	Winnebago Industries Inc.	712,636	31,890
*	Vista Outdoor Inc.	1,370,140	31,431

	Seaboard Corp.	6,970	31,400
*	ACCO Brands Corp.	2,598,557	30,923
	La-Z-Boy Inc.	1,149,448	30,920
	Schweitzer-Mauduit International Inc.	737,721	30,586
	Steelcase Inc. Class A	1,982,418	30,529
*	Cavco Industries Inc.	206,190	30,423
*,^	Fitbit Inc. Class A	4,260,923	29,656
*,^	Hostess Brands Inc. Class A	2,130,754	29,106
*	Select Comfort Corp.	931,723	28,930
*,^	Cal-Maine Foods Inc.	685,248	28,164
*	G-III Apparel Group Ltd.	920,924	26,725
^	Calavo Growers Inc.	363,738	26,626
*	Central Garden & Pet Co. Class A	692,286	25,746
*	Avon Products Inc.	10,497,733	24,460
*,^	GoPro Inc. Class A	2,178,734	23,988
	Coca-Cola Bottling Co. Consolidated	111,128	23,976
	Dean Foods Co.	2,137,241	23,253
	Camping World Holdings Inc. Class A	562,436	22,914
	Oxford Industries Inc.	359,928	22,870
	Briggs & Stratton Corp.	969,394	22,781
	Standard Motor Products Inc.	469,564	22,656
	Knoll Inc.	1,127,313	22,546
*	Modine Manufacturing Co.	1,150,131	22,140
	Andersons Inc.	627,234	21,483
*	Universal Electronics Inc.	329,219	20,872
*,^	LGI Homes Inc.	410,668	19,946
	Ethan Allen Interiors Inc.	604,630	19,590
^	MGP Ingredients Inc.	301,743	18,295
	Inter Parfums Inc.	423,383	17,465
	Phibro Animal Health Corp. Class A	457,508	16,951
*	USANA Health Sciences Inc.	293,705	16,947
	Kimball International Inc. Class B	848,991	16,785
*	Crocs Inc.	1,662,765	16,129
*	M/I Homes Inc.	588,359	15,727
*,^	Central Garden & Pet Co.	404,090	15,695
	Medifast Inc.	262,877	15,607
*	Malibu Boats Inc. Class A	477,386	15,104
^	Tootsie Roll Industries Inc.	382,321	14,528
*,^	William Lyon Homes Class A	628,536	14,450
*	Beazer Homes USA Inc.	763,934	14,316
	John B Sanfilippo & Son Inc.	197,899	13,321
*	Unifi Inc.	371,636	13,241
*	Motorcar Parts of America Inc.	449,403	13,239
*	Stoneridge Inc.	646,633	12,810
	Tower International Inc.	469,640	12,774
	Hooker Furniture Corp.	265,751	12,690
*	Nautilus Inc.	740,155	12,509
	National Presto Industries Inc.	116,197	12,369
	Lennar Corp. Class B	273,691	12,338
	Titan International Inc.	1,202,561	12,206
*	Century Communities Inc.	484,897	11,977
*,^	elf Beauty Inc.	493,376	11,126
*	ZAGG Inc.	672,715	10,595
	Movado Group Inc.	373,667	10,463
	Acushnet Holdings Corp.	553,600	9,832
	Superior Industries International Inc.	573,669	9,552
*	Glu Mobile Inc.	2,519,517	9,473

*,^	Fossil Group Inc.	980,366	9,147
*,^	Freshpet Inc.	580,118	9,079
	Flexsteel Industries Inc.	176,253	8,936
	Johnson Outdoors Inc. Class A	121,155	8,878
	Bassett Furniture Industries Inc.	235,362	8,873
*	MCBC Holdings Inc.	425,288	8,667
	Omega Protein Corp.	489,098	8,143
*	Farmer Brothers Co.	247,544	8,132
	Culp Inc.	247,061	8,091
*	Primo Water Corp.	665,067	7,881
*	Perry Ellis International Inc.	298,280	7,057
	Limoneira Co.	290,729	6,736
*	Iconix Brand Group Inc.	1,153,659	6,564
*,^	22nd Century Group Inc.	2,308,995	6,396
*,^	Eastman Kodak Co.	833,663	6,127
*	Hovnanian Enterprises Inc. Class A	2,827,202	5,456
*,^	Amplify Snack Brands Inc.	762,707	5,408
*	Seneca Foods Corp. Class A	155,884	5,378
	Superior Uniform Group Inc.	227,336	5,206
*,^	Revlon Inc. Class A	207,651	5,098
*	Roku Inc.	184,967	4,909
	Oil-Dri Corp. of America	99,608	4,874
	Libbey Inc.	492,491	4,560
*	Vera Bradley Inc.	513,844	4,527
	Weyco Group Inc.	144,772	4,109
*	Craft Brew Alliance Inc.	232,468	4,080
*	New Home Co. Inc.	362,181	4,042
	Core Molding Technologies Inc.	181,453	3,981
*,^	Jamba Inc.	455,171	3,933
	Lifetime Brands Inc.	209,152	3,827
*	Clarus Corp.	497,126	3,728
^	Orchids Paper Products Co.	254,554	3,584
*	Turning Point Brands Inc.	204,831	3,482
*	Shiloh Industries Inc.	321,486	3,343
*,^	Castle Brands Inc.	2,465,453	3,304
	Strattec Security Corp.	80,294	3,284
	Marine Products Corp.	193,678	3,109
*	Lakeland Industries Inc.	206,432	2,911
*	Delta Apparel Inc.	131,792	2,835
*,^	Sequential Brands Group Inc.	882,077	2,637
	Escalade Inc.	187,345	2,548
*,^	PolarityTE Inc.	89,895	2,486
	Rocky Brands Inc.	183,158	2,454
	Alico Inc.	64,947	2,218
*,^	Vuzix Corp.	406,195	2,214
	A-Mark Precious Metals Inc.	130,868	2,161
*	Alliance One International Inc.	184,804	2,014
*,^	Inventure Foods Inc.	422,197	1,980
	Nature's Sunshine Products Inc.	193,974	1,969
*	Skyline Corp.	157,500	1,904
	Crown Crafts Inc.	277,259	1,802
*,^	Lipocine Inc.	453,297	1,800
*,^	S&W Seed Co.	527,941	1,663
	Kewaunee Scientific Corp.	55,565	1,639
*,^	Akoustis Technologies Inc.	248,730	1,622
*	Natural Alternatives International Inc.	143,089	1,524
*,^	New Age Beverages Corp.	436,800	1,489

*,^	Celsius Holdings Inc.	246,789	1,459
*,^	JAKKS Pacific Inc.	474,433	1,423
*	US Auto Parts Network Inc.	490,627	1,418
	Acme United Corp.	59,859	1,377
	Unique Fabricating Inc.	157,509	1,331
	Rocky Mountain Chocolate Factory Inc.	102,410	1,209
*	Virco Manufacturing Corp.	219,089	1,205
*	Lifevantage Corp.	278,935	1,177
*	Dixie Group Inc.	282,155	1,129
*	Alpha Pro Tech Ltd.	292,060	1,124
*	Veru Inc.	354,886	940
	LS Starrett Co. Class A	101,769	906
*	Lifeway Foods Inc.	101,377	902
*	Tandy Leather Factory Inc.	93,919	742
*	Cherokee Inc.	222,070	611
*,^	Nova Lifestyle Inc.	352,761	586
*	Coffee Holding Co. Inc.	130,802	581
	Mannatech Inc.	33,986	483
*	Willamette Valley Vineyards Inc.	57,697	455
*	Reed's Inc.	175,631	386
*,^	Vince Holding Corp.	498,087	299
*	Summer Infant Inc.	149,701	283
*	Zedge Inc. Class B	144,348	277
	Stanley Furniture Co. Inc.	189,420	224
*	Emerson Radio Corp.	153,609	206
*	Charles & Colvard Ltd.	215,341	187
	P&F Industries Inc. Class A	19,303	140
*	Cyanotech Corp.	23,496	94
	CompX International Inc.	5,846	89
*,^	Clean Diesel Technologies Inc.	49,670	86
	Ocean Bio-Chem Inc.	15,781	80
*	Long Island Iced Tea Corp.	28,893	72
*	CTI Industries Corp.	14,046	59
*	Fenix Parts Inc.	64,475	46
*	Differential Brands Group Inc.	31,820	43
*	Crystal Rock Holdings Inc.	60,050	42
*	Hovnanian Enterprises Inc. Class B	19,300	37
*	JRjr33 Inc.	80,833	26
*	Bridgford Foods Corp.	1,814	22
*	Koss Corp.	12,072	18
			55,978,095
Consumer Services (12.4%)
*	Amazon.com Inc.	9,695,294	9,320,571
	Home Depot Inc.	27,992,452	4,578,445
	Comcast Corp. Class A	111,701,104	4,298,258
	Walt Disney Co.	34,810,373	3,431,258
	McDonald's Corp.	19,233,745	3,013,543
	Wal-Mart Stores Inc.	35,802,553	2,797,611
*	Priceline Group Inc.	1,163,562	2,130,273
	CVS Health Corp.	24,148,740	1,963,776
	Time Warner Inc.	17,537,619	1,796,729
*	Netflix Inc.	9,737,933	1,765,974
	Starbucks Corp.	32,557,155	1,748,645
	Costco Wholesale Corp.	10,412,641	1,710,693
*	Charter Communications Inc. Class A	4,592,078	1,668,853
	Walgreens Boots Alliance Inc.	21,598,290	1,667,820
	Lowe's Cos. Inc.	20,046,554	1,602,522

	TJX Cos. Inc.	14,512,500	1,070,007
*	eBay Inc.	24,141,981	928,501
	McKesson Corp.	4,992,335	766,873
	Target Corp.	12,964,023	765,007
	Delta Air Lines Inc.	15,465,689	745,756
	Marriott International Inc. Class A	6,629,175	730,933
	Southwest Airlines Co.	12,794,324	716,226
	Twenty-First Century Fox Inc. Class A	23,901,317	630,517
	Sysco Corp.	11,437,206	617,037
	Las Vegas Sands Corp.	9,401,643	603,209
	Yum! Brands Inc.	8,173,512	601,652
	Ross Stores Inc.	9,247,651	597,121
	Carnival Corp.	8,911,141	575,392
	Dollar General Corp.	6,508,942	527,550
	Cardinal Health Inc.	7,513,654	502,814
	American Airlines Group Inc.	10,406,349	494,198
	CBS Corp. Class B	8,394,755	486,896
	Royal Caribbean Cruises Ltd.	4,083,652	484,076
*	Dollar Tree Inc.	5,337,589	463,409
*	O'Reilly Automotive Inc.	2,089,610	450,039
	Kroger Co.	21,314,995	427,579
	Expedia Inc.	2,964,332	426,686
	Omnicom Group Inc.	5,476,025	405,609
	MGM Resorts International	12,278,819	400,167
*	AutoZone Inc.	665,566	396,085
*	United Continental Holdings Inc.	6,139,207	373,755
	Hilton Worldwide Holdings Inc.	5,228,179	363,097
	Nielsen Holdings plc	8,466,055	350,918
	Best Buy Co. Inc.	6,154,435	350,557
*,^	CarMax Inc.	4,350,403	329,804
	AmerisourceBergen Corp. Class A	3,903,531	323,017
*	Ulta Beauty Inc.	1,399,352	316,338
	Wynn Resorts Ltd.	1,947,596	290,036
*	DISH Network Corp. Class A	5,136,634	278,560
	Twenty-First Century Fox Inc.	10,640,446	274,417
	Tiffany & Co.	2,807,743	257,695
	Wyndham Worldwide Corp.	2,317,678	244,306
	Viacom Inc. Class B	8,679,104	241,626
	L Brands Inc.	5,786,705	240,785
	Aramark	5,824,725	236,542
*	Liberty Interactive Corp. QVC Group Class A	10,012,131	235,986
	Darden Restaurants Inc.	2,971,794	234,118
*	Norwegian Cruise Line Holdings Ltd.	4,329,756	234,023
	Domino's Pizza Inc.	1,144,167	227,174
	Alaska Air Group Inc.	2,936,382	223,958
	Vail Resorts Inc.	950,852	216,908
*,^	Chipotle Mexican Grill Inc. Class A	677,590	208,583
	Gap Inc.	6,573,543	194,117
	Interpublic Group of Cos. Inc.	9,328,870	193,947
	Tractor Supply Co.	3,007,311	190,333
	Kohl's Corp.	4,039,324	184,395
^	Sirius XM Holdings Inc.	32,843,983	181,299
	Scripps Networks Interactive Inc. Class A	2,046,367	175,762
*	Liberty Media Corp-Liberty Formula One	4,446,148	169,354
	FactSet Research Systems Inc.	933,119	168,064
	Advance Auto Parts Inc.	1,665,463	165,214
*	Copart Inc.	4,652,671	159,912

	Macy's Inc.	7,212,995	157,388
*	Burlington Stores Inc.	1,637,621	156,327
	KAR Auction Services Inc.	3,263,744	155,811
*	Liberty Media Corp-Liberty SiriusXM Class C Shares	3,682,857	154,201
	News Corp. Class A	11,473,465	152,138
*	ServiceMaster Global Holdings Inc.	3,170,118	148,140
	Service Corp. International	4,233,571	146,058
*	JetBlue Airways Corp.	7,799,548	144,526
*	Live Nation Entertainment Inc.	3,178,164	138,409
	H&R Block Inc.	4,957,194	131,266
	Nordstrom Inc.	2,758,189	130,049
	Dunkin' Brands Group Inc.	2,148,057	114,019
	Foot Locker Inc.	3,109,887	109,530
	Rollins Inc.	2,354,250	108,625
*,^	GrubHub Inc.	2,053,506	108,138
	Signet Jewelers Ltd.	1,624,416	108,105
	Six Flags Entertainment Corp.	1,732,878	105,602
*	Grand Canyon Education Inc.	1,143,923	103,891
*	Bright Horizons Family Solutions Inc.	1,200,789	103,520
*,^	TripAdvisor Inc.	2,544,921	103,146
	Dun & Bradstreet Corp.	877,894	102,196
*	Discovery Communications Inc.	4,941,373	100,112
	Casey's General Stores Inc.	910,533	99,658
*	Liberty Media Corp-Liberty SiriusXM Class A Shares	2,258,767	94,642
	Williams-Sonoma Inc.	1,844,545	91,969
	Extended Stay America Inc.	4,551,603	91,032
	Cinemark Holdings Inc.	2,495,305	90,355
*	Madison Square Garden Co. Class A	408,096	87,373
^	Cracker Barrel Old Country Store Inc.	566,528	85,897
	Sabre Corp.	4,627,477	83,757
*	Beacon Roofing Supply Inc.	1,580,965	81,024
*	Yelp Inc. Class A	1,847,851	80,012
*,^	AutoNation Inc.	1,668,874	79,205
	Cable One Inc.	109,589	79,136
	AMERCO	210,172	78,793
*	Discovery Communications Inc. Class A	3,634,739	77,384
*,^	Stamps.com Inc.	381,201	77,250
	Chemed Corp.	382,098	77,203
	Bed Bath & Beyond Inc.	3,273,581	76,831
	Dolby Laboratories Inc. Class A	1,319,342	75,889
	Texas Roadhouse Inc. Class A	1,516,354	74,514
*,^	Altice USA Inc. Class A	2,692,526	73,533
	Aaron's Inc.	1,680,036	73,300
*	AMC Networks Inc. Class A	1,239,698	72,485
	Tribune Media Co. Class A	1,755,793	71,742
	Jack in the Box Inc.	702,492	71,598
*	Lions Gate Entertainment Corp. Class B	2,235,618	71,070
*	Liberty Expedia Holdings Inc. Class A	1,300,073	69,047
*	Hilton Grand Vacations Inc.	1,773,022	68,492
	TEGNA Inc.	5,116,181	68,199
*	Five Below Inc.	1,241,729	68,146
	Wendy's Co.	4,340,404	67,406
	ILG Inc.	2,511,093	67,122
	Nexstar Media Group Inc. Class A	1,053,068	65,606
	Lithia Motors Inc. Class A	541,456	65,143
	Marriott Vacations Worldwide Corp.	512,239	63,789
*	Avis Budget Group Inc.	1,669,043	63,524

*	Hyatt Hotels Corp. Class A	1,015,376	62,740
	Graham Holdings Co. Class B	105,737	61,867
*	Sally Beauty Holdings Inc.	3,126,806	61,223
	Churchill Downs Inc.	293,865	60,595
	New York Times Co. Class A	3,057,963	59,936
*	Performance Food Group Co.	2,106,025	59,495
*	Scientific Games Corp. Class A	1,279,655	58,672
	Sinclair Broadcast Group Inc. Class A	1,818,738	58,291
	John Wiley & Sons Inc. Class A	1,087,814	58,198
*	Michaels Cos. Inc.	2,696,298	57,890
*	Sprouts Farmers Market Inc.	3,060,160	57,439
*	Caesars Acquisition Co. Class A	2,650,076	56,844
	Choice Hotels International Inc.	881,212	56,309
*	Murphy USA Inc.	814,489	56,200
	Big Lots Inc.	1,047,100	56,093
	Office Depot Inc.	12,258,203	55,652
	PriceSmart Inc.	618,797	55,228
*	Spirit Airlines Inc.	1,648,986	55,093
*	SiteOne Landscape Supply Inc.	942,995	54,788
	Planet Fitness Inc. Class A	2,028,435	54,727
*	Ollie's Bargain Outlet Holdings Inc.	1,162,204	53,926
	American Eagle Outfitters Inc.	3,768,808	53,894
	Hillenbrand Inc.	1,340,669	52,085
	Dick's Sporting Goods Inc.	1,916,168	51,756
*	Dave & Buster's Entertainment Inc.	984,838	51,684
	Meredith Corp.	930,661	51,652
	SkyWest Inc.	1,176,139	51,633
*,^	Groupon Inc. Class A	9,925,814	51,614
*	United Natural Foods Inc.	1,205,036	50,117
	GameStop Corp. Class A	2,390,348	49,385
	Children's Place Inc.	417,615	49,341
*,^	Rite Aid Corp.	25,051,376	49,101
*	Sotheby's	1,060,805	48,914
	Boyd Gaming Corp.	1,865,987	48,609
*	Hawaiian Holdings Inc.	1,276,096	47,917
*	Adtalem Global Education Inc.	1,329,692	47,669
	Papa John's International Inc.	648,798	47,408
*	Penn National Gaming Inc.	1,948,403	45,573
	Matthews International Corp. Class A	729,338	45,401
*,^	Cars.com Inc.	1,699,111	45,213
*	Acxiom Corp.	1,791,264	44,137
	Lions Gate Entertainment Corp. Class A	1,292,669	43,240
*,^	Urban Outfitters Inc.	1,797,986	42,972
	Regal Entertainment Group Class A	2,682,206	42,915
	Cheesecake Factory Inc.	1,015,589	42,777
*,^	Pandora Media Inc.	5,491,981	42,288
*,^	Trade Desk Inc. Class A	682,662	41,991
	Monro Muffler Brake Inc.	741,049	41,536
*	Etsy Inc.	2,391,362	40,366
*	Rush Enterprises Inc. Class A	870,465	40,294
	Allegiant Travel Co. Class A	305,658	40,255
	Penske Automotive Group Inc.	819,051	38,962
	Red Rock Resorts Inc. Class A	1,616,374	37,435
	Brinker International Inc.	1,172,730	37,363
	Bob Evans Farms Inc.	476,705	36,949
*	Shutterfly Inc.	751,189	36,418
	Bloomin' Brands Inc.	2,016,036	35,482

*	Buffalo Wild Wings Inc.	334,822	35,391
	DSW Inc. Class A	1,625,639	34,919
	Morningstar Inc.	410,603	34,897
	Group 1 Automotive Inc.	477,374	34,591
*	La Quinta Holdings Inc.	1,946,946	34,072
	Core-Mark Holding Co. Inc.	1,047,136	33,655
*,^	Eldorado Resorts Inc.	1,277,261	32,762
	Time Inc.	2,357,517	31,826
*,^	RH	451,935	31,780
*	MSG Networks Inc.	1,471,322	31,192
*	Houghton Mifflin Harcourt Co.	2,541,302	30,623
*,^	Chegg Inc.	2,061,248	30,589
*,^	Weight Watchers International Inc.	685,265	29,843
	Caleres Inc.	971,356	29,646
	HSN Inc.	753,020	29,405
*,^	Hertz Global Holdings Inc.	1,288,253	28,805
*	Herc Holdings Inc.	572,899	28,147
*	Pinnacle Entertainment Inc.	1,317,072	28,067
*	Quotient Technology Inc.	1,774,657	27,773
*	Asbury Automotive Group Inc.	445,232	27,204
*	Belmond Ltd. Class A	1,986,969	27,122
*,^	JC Penney Co. Inc.	7,057,428	26,889
*,^	Lumber Liquidators Holdings Inc.	672,943	26,231
	Chico's FAS Inc.	2,909,920	26,044
*	EW Scripps Co. Class A	1,361,604	26,020
*,^	TrueCar Inc.	1,633,319	25,790
*	Liberty Media Corp-Liberty Formula One Class A	681,475	24,867
	Gannett Co. Inc.	2,705,502	24,350
*	Gray Television Inc.	1,522,534	23,904
	Guess? Inc.	1,390,039	23,672
*,^	Diplomat Pharmacy Inc.	1,140,455	23,619
	Sonic Corp.	927,232	23,598
	Abercrombie & Fitch Co.	1,608,325	23,224
^	Wingstop Inc.	687,451	22,858
	Scholastic Corp.	600,041	22,322
	SpartanNash Co.	844,870	22,279
	Strayer Education Inc.	253,235	22,100
*	Liberty TripAdvisor Holdings Inc. Class A	1,728,512	21,347
*	Red Robin Gourmet Burgers Inc.	314,954	21,102
*	Liberty Media Corp-Liberty Braves	829,651	20,965
	International Speedway Corp. Class A	576,676	20,760
*,^	SeaWorld Entertainment Inc.	1,597,560	20,752
*	SP Plus Corp.	510,908	20,181
	SUPERVALU Inc.	915,026	19,902
	World Wrestling Entertainment Inc. Class A	840,610	19,796
	Capella Education Co.	276,975	19,430
*	Denny's Corp.	1,534,943	19,110
*,^	Caesars Entertainment Corp.	1,427,015	19,051
	New Media Investment Group Inc.	1,236,921	18,294
*	Laureate Education Inc. Class A	1,229,788	17,893
	DineEquity Inc.	414,821	17,829
^	AMC Entertainment Holdings Inc. Class A	1,181,504	17,368
^	Dillard's Inc. Class A	300,993	16,877
^	Tailored Brands Inc.	1,158,968	16,736
*	Career Education Corp.	1,560,633	16,215
^	PetMed Express Inc.	465,034	15,416
	Ruth's Hospitality Group Inc.	728,605	15,264

*	Providence Service Corp.	279,757	15,129
*	K12 Inc.	836,597	14,925
*	BJ's Restaurants Inc.	483,126	14,711
*	Bankrate Inc.	1,048,769	14,630
*	MDC Partners Inc. Class A	1,306,340	14,370
*	Simply Good Foods Co.	1,195,006	13,994
^	GNC Holdings Inc. Class A	1,565,589	13,840
*,^	Shake Shack Inc. Class A	413,354	13,736
*,^	Trupanion Inc.	490,788	12,962
*	Angie's List Inc.	1,032,167	12,861
*	Overstock.com Inc.	420,448	12,487
	Marcus Corp.	439,960	12,187
*	XO Group Inc.	614,493	12,087
*	Regis Corp.	845,395	12,064
*	Express Inc.	1,770,946	11,972
^	Buckle Inc.	704,345	11,868
*	Genesco Inc.	446,018	11,864
	Rent-A-Center Inc.	1,029,640	11,820
	Sonic Automotive Inc. Class A	574,840	11,727
	Finish Line Inc. Class A	943,364	11,349
*	Monarch Casino & Resort Inc.	278,191	10,997
*	Del Taco Restaurants Inc.	715,383	10,974
*	Ascena Retail Group Inc.	4,398,331	10,776
	Haverty Furniture Cos. Inc.	409,286	10,703
	National CineMedia Inc.	1,500,682	10,475
*,^	Conn's Inc.	370,970	10,443
	Tile Shop Holdings Inc.	813,292	10,329
*	Fiesta Restaurant Group Inc.	542,129	10,300
	Weis Markets Inc.	235,919	10,262
*	MarineMax Inc.	618,835	10,242
*,^	Party City Holdco Inc.	739,911	10,026
^	Emerald Expositions Events Inc.	427,626	9,938
*	Chefs' Warehouse Inc.	510,693	9,856
	Barnes & Noble Inc.	1,293,481	9,830
	Entravision Communications Corp. Class A	1,621,087	9,240
*	Biglari Holdings Inc.	27,510	9,169
*	Carrols Restaurant Group Inc.	831,270	9,061
	Carriage Services Inc. Class A	353,152	9,041
*	Chuy's Holdings Inc.	410,318	8,637
	Ingles Markets Inc. Class A	335,556	8,624
	Pier 1 Imports Inc.	2,023,419	8,478
*	Zumiez Inc.	457,919	8,288
	Winmark Corp.	62,818	8,276
*	Clean Energy Fuels Corp.	3,213,155	7,969
*	Del Frisco's Restaurant Group Inc.	527,936	7,681
*	American Public Education Inc.	364,123	7,665
*	Potbelly Corp.	614,292	7,617
	Cato Corp. Class A	562,522	7,442
	News Corp. Class B	544,791	7,436
*	Golden Entertainment Inc.	297,942	7,264
*	Titan Machinery Inc.	465,451	7,228
*	America's Car-Mart Inc.	173,521	7,136
*	Habit Restaurants Inc. Class A	535,240	6,985
*	Care.com Inc.	439,224	6,979
*	Francesca's Holdings Corp.	937,876	6,903
^	Entercom Communications Corp. Class A	602,624	6,900
*,^	Hibbett Sports Inc.	484,039	6,898

	Citi Trends Inc.	330,566	6,568
	Shoe Carnival Inc.	293,185	6,561
*	QuinStreet Inc.	865,141	6,359
*,^	El Pollo Loco Holdings Inc.	507,591	6,167
	CSS Industries Inc.	212,919	6,136
*,^	Zoe's Kitchen Inc.	474,280	5,990
*	1-800-Flowers.com Inc. Class A	576,361	5,677
*	Lindblad Expeditions Holdings Inc.	528,114	5,651
*,^	Smart & Final Stores Inc.	719,604	5,649
^	Fred's Inc. Class A	877,031	5,648
*	Bojangles' Inc.	416,423	5,622
	Speedway Motorsports Inc.	263,150	5,605
	RCI Hospitality Holdings Inc.	225,187	5,573
*,^	Duluth Holdings Inc.	272,858	5,536
*	FTD Cos. Inc.	422,859	5,514
*	Barnes & Noble Education Inc.	840,986	5,475
*	Liberty Media Corp-Liberty Braves	214,085	5,431
*	tronc Inc.	372,117	5,407
*,^	At Home Group Inc.	234,379	5,353
*	Reading International Inc. Class A	340,343	5,350
*	TechTarget Inc.	432,184	5,160
*	Nathan's Famous Inc.	69,688	5,153
*,^	Carvana Co.	339,669	4,986
*	Century Casinos Inc.	589,735	4,842
^	Natural Health Trends Corp.	200,952	4,803
*,^	Daily Journal Corp.	21,763	4,758
*	Hemisphere Media Group Inc. Class A	396,859	4,742
	Saga Communications Inc. Class A	103,929	4,739
*	Bridgepoint Education Inc.	488,229	4,687
	Village Super Market Inc. Class A	184,958	4,576
*	Drive Shack Inc.	1,267,014	4,574
*	J Alexander's Holdings Inc.	384,714	4,463
	Collectors Universe Inc.	177,601	4,257
*	Rubicon Project Inc.	1,075,763	4,185
*	Kirkland's Inc.	358,070	4,093
*	Avid Technology Inc.	894,275	4,060
	Big 5 Sporting Goods Corp.	521,762	3,991
*,^	Blue Apron Holdings Inc. Class A	727,726	3,966
*,^	Sportsman's Warehouse Holdings Inc.	876,431	3,953
	Tilly's Inc. Class A	328,744	3,942
*,^	Global Eagle Entertainment Inc.	1,150,692	3,935
	Clear Channel Outdoor Holdings Inc. Class A	841,023	3,911
*,^	Lands' End Inc.	289,969	3,828
*,^	Sears Holdings Corp.	514,520	3,756
*	Liquidity Services Inc.	608,703	3,591
*	J. Jill Inc.	320,121	3,486
*,^	Tuesday Morning Corp.	1,018,841	3,260
*	Build-A-Bear Workshop Inc.	350,275	3,205
*,^	Inspired Entertainment Inc.	241,228	3,196
	YuMe Inc.	642,308	2,974
*	Ascent Capital Group Inc. Class A	227,974	2,973
	Liberty Tax Inc.	204,655	2,947
*	Marchex Inc. Class B	943,359	2,915
*	Vitamin Shoppe Inc.	536,234	2,869
*	PCM Inc.	203,499	2,849
*	Fogo De Chao Inc.	228,931	2,839
*,^	Boot Barn Holdings Inc.	318,234	2,832

*	Ruby Tuesday Inc.	1,270,968	2,720
*	Red Lion Hotels Corp.	304,625	2,635
*	Lee Enterprises Inc.	1,110,959	2,444
*	Cambium Learning Group Inc.	366,408	2,429
*	Town Sports International Holdings Inc.	344,439	2,411
*,^	Cogint Inc.	436,662	2,140
*	RealNetworks Inc.	438,202	2,103
*	Full House Resorts Inc.	735,181	2,051
	AH Belo Corp. Class A	441,025	2,029
	Salem Media Group Inc. Class A	301,336	1,989
*,^	Noodles & Co. Class A	430,932	1,896
*	Townsquare Media Inc. Class A	186,196	1,862
*	Autobytel Inc.	262,951	1,812
*	Container Store Group Inc.	398,918	1,679
	Peak Resorts Inc.	351,121	1,527
*	Leaf Group Ltd.	215,769	1,489
*	Boston Omaha Corp.	92,918	1,440
*,^	Papa Murphy's Holdings Inc.	239,448	1,425
*	Gaia Inc. Class A	112,301	1,348
*	Travelzoo	152,382	1,310
*	Destination XL Group Inc.	687,414	1,306
*,^	Natural Grocers by Vitamin Cottage Inc.	225,802	1,260
*	EVINE Live Inc.	1,180,565	1,228
	Wayside Technology Group Inc.	82,067	1,112
*,^	Digital Turbine Inc.	734,250	1,109
*,^	Remark Holdings Inc.	288,787	1,089
^	Stage Stores Inc.	581,485	1,070
*	Urban One Inc.	571,963	944
*,^	McClatchy Co. Class A	122,966	909
	Dover Motorsports Inc.	442,500	907
*	New York & Co. Inc.	419,507	873
^	Stein Mart Inc.	664,939	864
*	Luby's Inc.	304,362	807
	Beasley Broadcast Group Inc. Class A	67,135	785
*	Nevada Gold & Casinos Inc.	313,955	735
*	Profire Energy Inc.	356,609	710
*,^	Kona Grill Inc.	169,269	643
*	Christopher & Banks Corp.	416,494	566
*	Bravo Brio Restaurant Group Inc.	238,286	542
	Ark Restaurants Corp.	21,310	508
*	MaxPoint Interactive Inc.	31,890	443
*,^	Good Times Restaurants Inc.	154,244	416
*	TheStreet Inc.	355,603	384
	National American University Holdings Inc.	171,618	367
*	Emmis Communications Corp. Class A	110,473	367
*,^	Famous Dave's of America Inc.	86,505	350
^	Live Ventures Inc.	27,874	343
*,^	Spark Networks Inc.	268,409	327
*	Destination Maternity Corp.	187,795	314
*	Harte-Hanks Inc.	291,740	312
*	Rush Enterprises Inc. Class B	7,149	312
*	Dover Downs Gaming & Entertainment Inc.	298,523	307
*	ONE Group Hospitality Inc.	165,711	278
*	CafePress Inc.	128,798	233
*,^	Rave Restaurant Group Inc.	109,555	196
*	Diversified Restaurant Holdings Inc.	89,893	187
	Value Line Inc.	9,438	166

	Flanigan's Enterprises Inc.	5,278	136
	Educational Development Corp.	13,468	129
^	bebe stores inc	24,471	126
*,^	Ifresh Inc.	9,646	125
*,^	Bon-Ton Stores Inc.	247,051	106
	Insignia Systems Inc.	87,240	94
*,^	Cumulus Media Inc. Class A	263,842	84
*	VistaGen Therapeutics Inc.	38,278	61
	Haverty Furniture Cos. Inc. Class A	1,375	36
*,^	Sears Hometown and Outlet Stores Inc.	13,000	33
*	NTN Buzztime Inc.	4,842	30
*,^	Social Reality Inc.	11,082	28
*	SPAR Group Inc.	19,446	21
	Viacom Inc. Class A	300	11
*	Genius Brands International Inc.	1,930	8
*,2	Universal Travel Group	42,843	7
*	DGSE Cos. Inc.	2,900	4
*	Urban One Inc. Class A	950	1
*	Valeritas Holdings Inc.	96	—
			76,766,416
Financials (20.4%)
*	Berkshire Hathaway Inc. Class B	44,784,312	8,209,860
	JPMorgan Chase & Co.	83,562,412	7,981,046
	Bank of America Corp.	233,841,613	5,925,546
	Wells Fargo & Co.	106,088,355	5,850,773
	Citigroup Inc.	64,678,657	4,704,726
	Visa Inc. Class A	43,434,332	4,571,029
	Mastercard Inc. Class A	22,421,975	3,165,983
	US Bancorp	37,761,059	2,023,615
	Goldman Sachs Group Inc.	8,262,934	1,959,885
	American Express Co.	17,869,000	1,616,430
	Morgan Stanley	32,679,827	1,574,187
	PNC Financial Services Group Inc.	11,378,851	1,533,528
	Chubb Ltd.	10,495,443	1,496,125
	American Tower Corporation	10,193,011	1,393,181
	American International Group Inc.	21,430,474	1,315,617
	Charles Schwab Corp.	28,602,547	1,251,075
	Bank of New York Mellon Corp.	23,289,849	1,234,828
	BlackRock Inc.	2,675,039	1,195,983
	Simon Property Group Inc.	7,380,366	1,188,313
	CME Group Inc.	8,071,588	1,095,153
	Prudential Financial Inc.	10,128,662	1,076,879
	MetLife Inc.	20,180,160	1,048,359
	Marsh & McLennan Cos. Inc.	12,166,591	1,019,682
	Capital One Financial Corp.	11,507,511	974,226
	Crown Castle International Corp.	9,642,005	964,008
	Intercontinental Exchange Inc.	13,978,638	960,332
	S&P Global Inc.	6,103,148	953,983
	BB&T Corp.	19,182,451	900,424
	Aon plc	6,038,004	882,152
	Equinix Inc.	1,849,979	825,646
	State Street Corp.	8,429,337	805,339
	Travelers Cos. Inc.	6,545,315	801,932
	Prologis Inc.	12,570,128	797,700
	Allstate Corp.	8,572,393	787,889
	Aflac Inc.	9,378,435	763,311
	Public Storage	3,512,593	751,660

SunTrust Banks Inc.	11,385,650	680,520
Progressive Corp.	13,790,235	667,723
Welltower Inc.	8,754,493	615,266
Weyerhaeuser Co.	17,868,716	608,072
Synchrony Financial	18,909,043	587,126
AvalonBay Communities Inc.	3,276,290	584,556
Digital Realty Trust Inc.	4,865,936	575,786
Equity Residential	8,710,314	574,271
Discover Financial Services	8,862,644	571,463
Ventas Inc.	8,457,315	550,825
Moody's Corp.	3,853,203	536,404
Ameriprise Financial Inc.	3,556,684	528,203
M&T Bank Corp.	3,250,586	523,474
T. Rowe Price Group Inc.	5,419,491	491,277
Fifth Third Bancorp	17,489,016	489,343
KeyCorp	25,801,568	485,586
Hartford Financial Services Group Inc.	8,641,113	478,977
Northern Trust Corp.	5,151,511	473,578
Willis Towers Watson plc	3,025,258	466,586
Citizens Financial Group Inc.	11,877,991	449,820
Boston Properties Inc.	3,659,679	449,701
Principal Financial Group Inc.	6,853,086	440,928
Regions Financial Corp.	28,372,212	432,109
* SBA Communications Corp. Class A	2,856,725	411,511
Essex Property Trust Inc.	1,566,843	398,025
First Republic Bank	3,750,057	391,731
Lincoln National Corp.	5,251,351	385,869
Realty Income Corp.	6,502,683	371,888
Huntington Bancshares Inc.	25,841,608	360,749
* IHS Markit Ltd.	8,054,239	355,031
Franklin Resources Inc.	7,961,915	354,385
Invesco Ltd.	9,640,035	337,787
* Markel Corp.	314,503	335,883
Loews Corp.	6,804,299	325,654
Host Hotels & Resorts Inc.	17,536,364	324,247
Comerica Inc.	4,169,780	317,987
Annaly Capital Management Inc.	25,740,647	313,778
Vornado Realty Trust	4,039,093	310,525
HCP Inc.	11,104,125	309,028
TD Ameritrade Holding Corp.	6,270,595	306,005
GGP Inc.	14,656,511	304,416
Equifax Inc.	2,855,404	302,644
FNF Group	6,160,539	292,379
* Arch Capital Group Ltd.	2,949,082	290,485
Mid-America Apartment Communities Inc.	2,693,788	287,912
CBOE Holdings Inc.	2,674,489	287,855
* E*TRADE Financial Corp.	6,511,509	283,967
Cincinnati Financial Corp.	3,705,906	283,761
* Liberty Broadband Corp.	2,927,995	279,038
Unum Group	5,358,215	273,966
* CBRE Group Inc. Class A	7,205,567	272,947
* Berkshire Hathaway Inc. Class A	984	270,344
Alexandria Real Estate Equities Inc.	2,217,356	263,799
Arthur J Gallagher & Co.	4,266,454	262,600
Ally Financial Inc.	10,712,445	259,884
Raymond James Financial Inc.	3,076,739	259,461
Affiliated Managers Group Inc.	1,328,884	252,262

MSCI Inc. Class A	2,140,818	250,262
Duke Realty Corp.	8,423,907	242,777
UDR Inc.	6,358,504	241,814
XL Group Ltd.	6,119,717	241,423
SL Green Realty Corp.	2,362,000	239,318
* SVB Financial Group	1,249,071	233,689
Iron Mountain Inc.	5,966,892	232,112
Extra Space Storage Inc.	2,839,207	226,909
Zions Bancorporation	4,787,327	225,866
Nasdaq Inc.	2,770,906	214,939
Regency Centers Corp.	3,438,968	213,354
Reinsurance Group of America Inc. Class A	1,527,571	213,142
Federal Realty Investment Trust	1,715,173	213,042
Western Union Co.	11,034,383	211,860
Torchmark Corp.	2,629,679	210,611
SEI Investments Co.	3,391,952	207,113
East West Bancorp Inc.	3,434,427	205,310
Camden Property Trust	2,191,068	200,373
AGNC Investment Corp.	9,187,439	199,184
* Alleghany Corp.	348,679	193,172
VEREIT Inc.	23,097,925	191,482
Kimco Realty Corp.	9,598,368	187,648
Macerich Co.	3,354,282	184,385
American Financial Group Inc.	1,671,086	172,874
WP Carey Inc.	2,545,281	171,526
Voya Financial Inc.	4,286,265	170,979
Equity LifeStyle Properties Inc.	1,967,706	167,412
Everest Re Group Ltd.	729,802	166,679
Kilroy Realty Corp.	2,329,992	165,709
Apartment Investment & Management Co.	3,725,174	163,386
Forest City Realty Trust Inc. Class A	6,334,714	161,599
Gaming and Leisure Properties Inc.	4,370,914	161,243
^ CIT Group Inc.	3,218,306	157,858
* Signature Bank	1,230,477	157,550
MarketAxess Holdings Inc.	846,973	156,275
Colony NorthStar Inc. Class A	12,404,509	155,801
Sun Communities Inc.	1,775,196	152,099
Janus Henderson Group plc	4,320,330	150,520
^ Omega Healthcare Investors Inc.	4,667,205	148,931
National Retail Properties Inc.	3,544,755	147,675
People's United Financial Inc.	8,130,972	147,496
* Athene Holding Ltd. Class A	2,701,430	145,445
WR Berkley Corp.	2,167,283	144,644
Douglas Emmett Inc.	3,660,115	144,282
PacWest Bancorp	2,844,549	143,678
American Campus Communities Inc.	3,248,652	143,428
Liberty Property Trust	3,488,959	143,257
New York Community Bancorp Inc.	10,994,241	141,716
Healthcare Trust of America Inc. Class A	4,750,742	141,572
Lazard Ltd. Class A	3,083,085	139,417
Brown & Brown Inc.	2,823,696	136,074
Brixmor Property Group Inc.	7,233,346	135,987
Lamar Advertising Co. Class A	1,983,376	135,921
Starwood Property Trust Inc.	6,219,574	135,089
Jones Lang LaSalle Inc.	1,075,796	132,861
Bank of the Ozarks	2,750,102	132,142
First American Financial Corp.	2,629,036	131,373

	Cullen/Frost Bankers Inc.	1,373,636	130,386
	RenaissanceRe Holdings Ltd.	960,238	129,767
	DCT Industrial Trust Inc.	2,210,401	128,026
	Eaton Vance Corp.	2,587,548	127,747
	Highwoods Properties Inc.	2,446,153	127,420
	Commerce Bancshares Inc.	2,199,659	127,074
	Synovus Financial Corp.	2,744,908	126,430
	American Homes 4 Rent Class A	5,788,012	125,658
	Hudson Pacific Properties Inc.	3,692,057	123,795
	Assurant Inc.	1,281,480	122,407
	New Residential Investment Corp.	7,279,096	121,779
	EPR Properties	1,739,314	121,300
	CyrusOne Inc.	2,055,359	121,122
*	Western Alliance Bancorp	2,256,950	119,799
	Pinnacle Financial Partners Inc.	1,752,114	117,304
	Old Republic International Corp.	5,940,733	116,973
	Webster Financial Corp.	2,187,662	114,962
	Axis Capital Holdings Ltd.	1,977,799	113,348
	Medical Properties Trust Inc.	8,602,143	112,946
*	Brighthouse Financial Inc.	1,851,163	112,551
	CubeSmart	4,279,588	111,098
	Starwood Waypoint Homes	3,035,064	110,385
	Senior Housing Properties Trust	5,639,238	110,247
*	MGIC Investment Corp.	8,795,488	110,207
	Gramercy Property Trust	3,598,945	108,868
	LPL Financial Holdings Inc.	2,101,294	108,364
	FNB Corp.	7,695,018	107,961
	Realogy Holdings Corp.	3,249,085	107,057
	Hospitality Properties Trust	3,746,032	106,724
	Assured Guaranty Ltd.	2,823,758	106,597
	First Horizon National Corp.	5,557,047	106,417
*	Liberty Ventures Class A	1,834,794	105,592
	Prosperity Bancshares Inc.	1,584,714	104,163
	Wintrust Financial Corp.	1,328,325	104,021
	IBERIABANK Corp.	1,265,177	103,934
*	Howard Hughes Corp.	866,714	102,212
	Umpqua Holdings Corp.	5,231,651	102,070
*	Texas Capital Bancshares Inc.	1,186,110	101,768
*,^	Zillow Group Inc.	2,523,009	101,450
	STORE Capital Corp.	4,061,711	101,015
	Navient Corp.	6,535,419	98,162
	Hanover Insurance Group Inc.	1,005,781	97,490
	Hancock Holding Co.	2,011,516	97,458
	Radian Group Inc.	5,113,452	95,570
	Apple Hospitality REIT Inc.	5,029,005	95,098
	Healthcare Realty Trust Inc.	2,933,325	94,864
	CNO Financial Group Inc.	4,042,419	94,350
	Spirit Realty Capital Inc.	10,974,217	94,049
	Home BancShares Inc.	3,695,083	93,190
	Cousins Properties Inc.	9,916,342	92,619
	Weingarten Realty Investors	2,900,177	92,052
	Sabra Health Care REIT Inc.	4,169,892	91,487
	Park Hotels & Resorts Inc.	3,298,651	90,911
	CoreSite Realty Corp.	812,304	90,897
	Life Storage Inc.	1,107,513	90,606
*	Equity Commonwealth	2,969,060	90,259
	BankUnited Inc.	2,530,999	90,028

	Rayonier Inc.	3,090,723	89,291
	Chemical Financial Corp.	1,693,037	88,478
	Validus Holdings Ltd.	1,789,516	88,062
	United Bankshares Inc.	2,355,437	87,504
	Primerica Inc.	1,072,676	87,477
	Associated Banc-Corp	3,602,215	87,354
	Popular Inc.	2,424,866	87,150
	Bank of Hawaii Corp.	1,044,018	87,029
	RLJ Lodging Trust	3,926,250	86,378
	Sunstone Hotel Investors Inc.	5,335,589	85,743
	MB Financial Inc.	1,901,934	85,625
*	JBG SMITH Properties	2,499,215	85,498
	Investors Bancorp Inc.	6,265,289	85,459
	First Industrial Realty Trust Inc.	2,827,826	85,089
	Two Harbors Investment Corp.	8,233,277	82,991
	Outfront Media Inc.	3,288,872	82,814
	Legg Mason Inc.	2,099,311	82,524
	Stifel Financial Corp.	1,537,040	82,170
	MFA Financial Inc.	9,364,879	82,036
	UMB Financial Corp.	1,081,081	80,530
*	Essent Group Ltd.	1,986,987	80,473
	Chimera Investment Corp.	4,206,639	79,590
	GEO Group Inc.	2,942,295	79,148
	Fulton Financial Corp.	4,182,231	78,417
	LaSalle Hotel Properties	2,684,387	77,901
	Corporate Office Properties Trust	2,358,640	77,434
*,^	Credit Acceptance Corp.	275,848	77,284
	BGC Partners Inc. Class A	5,336,802	77,224
	Paramount Group Inc.	4,802,116	76,834
	Empire State Realty Trust Inc.	3,738,417	76,787
	Sterling Bancorp	3,099,261	76,397
	Physicians Realty Trust	4,236,323	75,110
	CoreCivic Inc.	2,805,119	75,093
	Selective Insurance Group Inc.	1,390,789	74,894
	Retail Properties of America Inc.	5,585,701	73,340
	Cathay General Bancorp	1,817,853	73,078
	Brandywine Realty Trust	4,151,429	72,609
	Interactive Brokers Group Inc.	1,608,878	72,464
	Valley National Bancorp	5,970,302	71,942
	Erie Indemnity Co. Class A	596,364	71,904
	National Health Investors Inc.	920,219	71,124
	Washington Federal Inc.	2,104,574	70,819
	Glacier Bancorp Inc.	1,858,507	70,177
	ProAssurance Corp.	1,278,375	69,863
	Piedmont Office Realty Trust Inc. Class A	3,451,294	69,578
	FirstCash Inc.	1,097,965	69,336
	First Financial Bankshares Inc.	1,518,239	68,624
	DDR Corp.	7,428,954	68,049
	Taubman Centers Inc.	1,366,709	67,925
	EastGroup Properties Inc.	770,740	67,918
	Community Bank System Inc.	1,198,044	66,192
	Blackstone Mortgage Trust Inc. Class A	2,126,654	65,969
	White Mountains Insurance Group Ltd.	76,369	65,448
	Ryman Hospitality Properties Inc.	1,033,484	64,582
	Federated Investors Inc. Class B	2,159,295	64,131
	BancorpSouth Inc.	1,961,254	62,858
	PS Business Parks Inc.	470,470	62,808

Education Realty Trust Inc.	1,746,555	62,754
Columbia Property Trust Inc.	2,878,914	62,674
TCF Financial Corp.	3,643,189	62,080
* HealthEquity Inc.	1,209,329	61,168
Evercore Partners Inc. Class A	753,872	60,498
South State Corp.	671,302	60,451
CVB Financial Corp.	2,496,485	60,340
STAG Industrial Inc.	2,180,143	59,889
Old National Bancorp	3,263,225	59,717
Washington REIT	1,816,156	59,497
Columbia Banking System Inc.	1,404,587	59,147
* SLM Corp.	5,150,978	59,082
* Blackhawk Network Holdings Inc.	1,346,161	58,962
^ Pebblebrook Hotel Trust	1,625,913	58,761
First Midwest Bancorp Inc.	2,500,914	58,571
Great Western Bancorp Inc.	1,412,001	58,287
Uniti Group Inc.	3,961,302	58,073
American Equity Investment Life Holding Co.	1,996,207	58,050
RLI Corp.	1,001,119	57,424
Acadia Realty Trust	2,000,657	57,259
Aspen Insurance Holdings Ltd.	1,413,741	57,115
Urban Edge Properties	2,312,132	55,769
First Citizens BancShares Inc. Class A	146,875	54,915
Tanger Factory Outlet Centers Inc.	2,247,327	54,880
Hope Bancorp Inc.	3,073,540	54,432
American National Insurance Co.	460,935	54,427
International Bancshares Corp.	1,354,216	54,304
* Green Dot Corp. Class A	1,093,661	54,224
* LendingClub Corp.	8,799,976	53,592
Xenia Hotels & Resorts Inc.	2,527,188	53,197
Lexington Realty Trust	5,148,923	52,622
DiamondRock Hospitality Co.	4,745,959	51,968
Financial Engines Inc.	1,492,445	51,862
QTS Realty Trust Inc. Class A	981,728	51,403
Trustmark Corp.	1,548,287	51,279
Alexander & Baldwin Inc.	1,106,061	51,244
* Zillow Group Inc. Class A	1,260,278	50,600
* Eagle Bancorp Inc.	751,611	50,396
First Merchants Corp.	1,173,174	50,364
^ Invitation Homes Inc.	2,218,958	50,259
BOK Financial Corp.	562,354	50,095
Potlatch Corp.	981,693	50,066
Retail Opportunity Investments Corp.	2,610,955	49,634
Kemper Corp.	920,820	48,803
Independent Bank Corp.	652,001	48,672
Astoria Financial Corp.	2,244,714	48,261
Rexford Industrial Realty Inc.	1,686,259	48,261
Banner Corp.	782,900	47,976
* FCB Financial Holdings Inc. Class A	983,250	47,491
United Community Banks Inc.	1,650,783	47,113
Renasant Corp.	1,096,566	47,043
Towne Bank	1,368,258	45,837
* Genworth Financial Inc. Class A	11,864,139	45,677
Mack-Cali Realty Corp.	1,925,936	45,664
Invesco Mortgage Capital Inc.	2,660,689	45,578
Hilltop Holdings Inc.	1,742,078	45,294
Apollo Commercial Real Estate Finance Inc.	2,480,023	44,913

	Capitol Federal Financial Inc.	3,036,193	44,632
*	HRG Group Inc.	2,858,070	44,614
	LTC Properties Inc.	941,393	44,227
*	Enstar Group Ltd.	197,730	43,965
	Government Properties Income Trust	2,279,802	42,792
	Terreno Realty Corp.	1,176,058	42,550
	ServisFirst Bancshares Inc.	1,090,125	42,351
	Kennedy-Wilson Holdings Inc.	2,282,000	42,331
	Argo Group International Holdings Ltd.	684,543	42,099
*	LendingTree Inc.	171,340	41,884
	LegacyTexas Financial Group Inc.	1,043,206	41,645
	WesBanco Inc.	1,012,474	41,532
	Kite Realty Group Trust	2,030,864	41,125
	Ameris Bancorp	847,240	40,668
*	Santander Consumer USA Holdings Inc.	2,622,084	40,301
	First Hawaiian Inc.	1,327,341	40,205
	Summit Hotel Properties Inc.	2,456,531	39,280
^	Waddell & Reed Financial Inc. Class A	1,921,699	38,569
*,^	BofI Holding Inc.	1,351,380	38,474
	Provident Financial Services Inc.	1,439,910	38,402
	Northwest Bancshares Inc.	2,217,806	38,302
	Simmons First National Corp. Class A	660,527	38,245
	Horace Mann Educators Corp.	971,768	38,239
	Mercury General Corp.	667,093	37,818
	American Assets Trust Inc.	947,997	37,702
	NBT Bancorp Inc.	1,022,613	37,550
	First Financial Bancorp	1,423,207	37,217
	WSFS Financial Corp.	763,387	37,215
*	OneMain Holdings Inc. Class A	1,315,573	37,086
	Union Bankshares Corp.	1,050,000	37,065
	Chesapeake Lodging Trust	1,371,685	36,994
	Four Corners Property Trust Inc.	1,484,489	36,993
	Washington Prime Group Inc.	4,389,088	36,561
	Artisan Partners Asset Management Inc. Class A	1,120,256	36,520
	Westamerica Bancorporation	612,613	36,475
	CenterState Banks Inc.	1,356,695	36,359
	Navigators Group Inc.	609,213	35,548
*	Walker & Dunlop Inc.	671,185	35,123
	Select Income REIT	1,486,962	34,825
	Park National Corp.	321,390	34,707
^	CBL & Associates Properties Inc.	4,123,494	34,596
*	Quality Care Properties Inc.	2,228,622	34,544
	CareTrust REIT Inc.	1,801,079	34,293
	Berkshire Hills Bancorp Inc.	883,247	34,226
	Global Net Lease Inc.	1,562,015	34,193
	HFF Inc. Class A	863,539	34,162
	Moelis & Co. Class A	790,374	34,026
	Employers Holdings Inc.	728,060	33,090
	CYS Investments Inc.	3,765,272	32,532
	S&T Bancorp Inc.	817,257	32,347
	First Commonwealth Financial Corp.	2,282,475	32,251
	Boston Private Financial Holdings Inc.	1,924,166	31,845
	Agree Realty Corp.	648,040	31,806
	AmTrust Financial Services Inc.	2,324,583	31,289
	Capital Bank Financial Corp.	761,038	31,241
	Heartland Financial USA Inc.	631,616	31,202
	New York REIT Inc.	3,928,779	30,841

*	Pacific Premier Bancorp Inc.	809,445	30,557
	Tompkins Financial Corp.	348,191	29,993
*	PRA Group Inc.	1,034,363	29,635
	Redwood Trust Inc.	1,805,296	29,408
	First Busey Corp.	935,403	29,334
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,195,023	29,123
*,^	Black Knight Financial Services Inc. Class A	673,484	28,993
	Kearny Financial Corp.	1,883,051	28,905
	First Interstate BancSystem Inc. Class A	749,489	28,668
	WisdomTree Investments Inc.	2,798,358	28,487
	Lakeland Financial Corp.	578,584	28,189
	Beneficial Bancorp Inc.	1,674,276	27,793
	Brookline Bancorp Inc.	1,769,011	27,420
	NRG Yield Inc.	1,418,584	27,379
	AMERISAFE Inc.	458,934	26,710
	Ladder Capital Corp. Class A	1,936,146	26,680
	National General Holdings Corp.	1,395,359	26,665
	ARMOUR Residential REIT Inc.	989,147	26,608
	RE/MAX Holdings Inc. Class A	418,071	26,568
	City Holding Co.	368,867	26,525
	Monmouth Real Estate Investment Corp.	1,636,282	26,491
	Safety Insurance Group Inc.	346,628	26,448
	Franklin Street Properties Corp.	2,434,496	25,854
	National Storage Affiliates Trust	1,065,513	25,828
	PennyMac Mortgage Investment Trust	1,482,023	25,772
*	FNFV Group	1,499,093	25,709
	State Bank Financial Corp.	874,863	25,065
*,^	Encore Capital Group Inc.	564,561	25,010
*	MBIA Inc.	2,867,928	24,951
	Ramco-Gershenson Properties Trust	1,899,342	24,710
	Southside Bancshares Inc.	674,828	24,537
	Independent Bank Group Inc.	401,216	24,193
*	Third Point Reinsurance Ltd.	1,520,769	23,724
	Infinity Property & Casualty Corp.	250,460	23,593
*	Seacoast Banking Corp. of Florida	983,857	23,504
	Universal Health Realty Income Trust	306,057	23,104
	Sandy Spring Bancorp Inc.	555,092	23,003
	Parkway Inc.	990,944	22,821
	Hanmi Financial Corp.	737,148	22,815
*	Customers Bancorp Inc.	699,200	22,808
	BancFirst Corp.	401,656	22,794
	National Bank Holdings Corp. Class A	635,922	22,696
	TFS Financial Corp.	1,402,699	22,626
	Central Pacific Financial Corp.	702,378	22,603
	Lakeland Bancorp Inc.	1,101,791	22,477
*	First BanCorp	4,358,631	22,316
	Capstead Mortgage Corp.	2,310,402	22,295
	Meridian Bancorp Inc.	1,189,623	22,186
	Enterprise Financial Services Corp.	522,259	22,118
	United Fire Group Inc.	481,736	22,073
	James River Group Holdings Ltd.	531,872	22,062
	United Financial Bancorp Inc.	1,199,198	21,933
	Tier REIT Inc.	1,122,285	21,660
	Getty Realty Corp.	750,049	21,459
	Houlihan Lokey Inc. Class A	541,942	21,206
	Alexander's Inc.	49,950	21,183
	MainSource Financial Group Inc.	590,048	21,159

	Banc of California Inc.	1,019,437	21,153
*	St. Joe Co.	1,117,265	21,060
	MTGE Investment Corp.	1,082,575	21,002
^	Seritage Growth Properties Class A	455,493	20,985
	InfraREIT Inc.	933,631	20,885
	Nelnet Inc. Class A	412,941	20,854
	Heritage Financial Corp.	691,834	20,409
	Stewart Information Services Corp.	540,333	20,403
	Piper Jaffray Cos.	340,985	20,237
	Univest Corp. of Pennsylvania	628,624	20,116
	First Bancorp	584,324	20,107
*	iStar Inc.	1,696,536	20,019
	TrustCo Bank Corp. NY	2,233,330	19,877
	Cohen & Steers Inc.	501,933	19,821
*	Liberty Broadband Corp. Class A	208,857	19,670
	Independence Realty Trust Inc.	1,930,824	19,636
	Kinsale Capital Group Inc.	451,636	19,497
	TriCo Bancshares	475,889	19,392
	Easterly Government Properties Inc.	924,286	19,105
	Virtus Investment Partners Inc.	164,223	19,058
	Flushing Financial Corp.	640,469	19,035
	Washington Trust Bancorp Inc.	331,660	18,988
	Stock Yards Bancorp Inc.	497,444	18,903
	Preferred Bank	312,981	18,888
	National Western Life Group Inc. Class A	53,264	18,589
	Urstadt Biddle Properties Inc. Class A	850,556	18,457
	OceanFirst Financial Corp.	670,018	18,419
	Chatham Lodging Trust	862,138	18,381
	Investors Real Estate Trust	3,002,255	18,344
	Bryn Mawr Bank Corp.	417,595	18,291
	New Senior Investment Group Inc.	1,986,195	18,174
	Saul Centers Inc.	293,483	18,170
	FBL Financial Group Inc. Class A	243,283	18,125
	CoBiz Financial Inc.	916,540	18,001
	Universal Insurance Holdings Inc.	781,294	17,970
	ConnectOne Bancorp Inc.	723,026	17,786
*	Flagstar Bancorp Inc.	500,771	17,767
	Northfield Bancorp Inc.	1,022,946	17,748
^	Hersha Hospitality Trust Class A	948,706	17,712
	German American Bancorp Inc.	464,072	17,649
^	Virtu Financial Inc. Class A	1,048,576	16,987
	Community Trust Bancorp Inc.	365,068	16,976
	NRG Yield Inc. Class A	893,394	16,948
*	NMI Holdings Inc. Class A	1,362,129	16,890
*,2	Forestar Group Inc.	980,505	16,865
	Guaranty Bancorp	601,752	16,729
	Diamond Hill Investment Group Inc.	78,754	16,723
	Investment Technology Group Inc.	751,901	16,647
^	Pennsylvania REIT	1,583,026	16,606
*	HomeStreet Inc.	614,196	16,583
	Meta Financial Group Inc.	211,063	16,547
	First Potomac Realty Trust	1,462,222	16,289
	Oritani Financial Corp.	968,991	16,279
	First of Long Island Corp.	528,549	16,094
^	New York Mortgage Trust Inc.	2,577,339	15,851
	Camden National Corp.	361,594	15,780
	Dime Community Bancshares Inc.	726,678	15,624

*	Greenlight Capital Re Ltd. Class A	714,527	15,470
	PJT Partners Inc.	401,891	15,396
	Horizon Bancorp	522,157	15,231
	Park Sterling Corp.	1,224,881	15,213
	State National Cos. Inc.	722,990	15,176
*	CU Bancorp	388,353	15,058
	Armada Hoffler Properties Inc.	1,076,246	14,863
	Great Southern Bancorp Inc.	265,686	14,785
	Preferred Apartment Communities Inc. Class A	776,643	14,663
	Gladstone Commercial Corp.	658,088	14,656
	Bridge Bancorp Inc.	430,972	14,632
	Anworth Mortgage Asset Corp.	2,402,741	14,440
	Pacific Continental Corp.	517,935	13,958
	Ashford Hospitality Trust Inc.	2,091,670	13,951
	QCR Holdings Inc.	306,617	13,951
	Live Oak Bancshares Inc.	592,651	13,898
	Maiden Holdings Ltd.	1,736,412	13,804
*	INTL. FCStone Inc.	358,904	13,753
	Peoples Bancorp Inc.	407,687	13,694
*	Veritex Holdings Inc.	504,714	13,607
*	Triumph Bancorp Inc.	420,153	13,550
	Heritage Commerce Corp.	931,200	13,251
*	Nationstar Mortgage Holdings Inc.	711,516	13,213
	AG Mortgage Investment Trust Inc.	671,785	12,925
	Mercantile Bank Corp.	367,905	12,840
	Federal Agricultural Mortgage Corp.	173,799	12,642
	Peapack Gladstone Financial Corp.	372,071	12,554
	Westwood Holdings Group Inc.	185,713	12,493
	CatchMark Timber Trust Inc. Class A	988,444	12,464
*	TriState Capital Holdings Inc.	525,573	12,036
	Fidelity Southern Corp.	509,089	12,035
*	Opus Bank	500,447	12,011
	Waterstone Financial Inc.	615,463	12,002
	Altisource Residential Corp.	1,075,578	11,950
*	Green Bancorp Inc.	500,347	11,833
	Southwest Bancorp Inc.	426,854	11,760
*	National Commerce Corp.	273,471	11,705
	Carolina Financial Corp.	321,863	11,548
	Cedar Realty Trust Inc.	2,052,844	11,537
*	First Foundation Inc.	644,806	11,536
^	Whitestone REIT	872,349	11,384
	First Financial Corp.	238,602	11,357
	First Defiance Financial Corp.	216,127	11,345
*	EZCORP Inc. Class A	1,193,481	11,338
	Independent Bank Corp.	499,848	11,322
*,^	Cowen Inc. Class A	634,453	11,293
	UMH Properties Inc.	725,917	11,288
*,^	FB Financial Corp.	294,743	11,118
*,^	Republic First Bancorp Inc.	1,196,022	11,063
	Midland States Bancorp Inc.	345,721	10,952
	Community Healthcare Trust Inc.	404,884	10,916
	Blue Hills Bancorp Inc.	565,811	10,864
*	Marcus & Millichap Inc.	401,314	10,831
	People's Utah Bancorp	328,960	10,675
*	Franklin Financial Network Inc.	299,420	10,674
*	Nicolet Bankshares Inc.	185,279	10,659
	Bank Mutual Corp.	1,027,692	10,431

	CorEnergy Infrastructure Trust Inc.	293,933	10,391
	Western Asset Mortgage Capital Corp.	991,945	10,386
*	eHealth Inc.	433,996	10,368
	State Auto Financial Corp.	394,425	10,346
	Bar Harbor Bankshares	328,253	10,294
*	MoneyGram International Inc.	637,781	10,275
*	HomeTrust Bancshares Inc.	399,944	10,259
^	Orchid Island Capital Inc.	1,006,074	10,252
	Arrow Financial Corp.	296,130	10,172
	United Community Financial Corp.	1,057,367	10,151
*	Allegiance Bancshares Inc.	275,695	10,146
*	Bancorp Inc.	1,214,069	10,040
	NexPoint Residential Trust Inc.	420,244	9,972
	One Liberty Properties Inc.	408,842	9,959
*	Atlantic Capital Bancshares Inc.	545,770	9,906
*	Enova International Inc.	729,346	9,810
	OFG Bancorp	1,060,133	9,700
	Financial Institutions Inc.	335,700	9,668
	Arbor Realty Trust Inc.	1,178,116	9,661
	Dynex Capital Inc.	1,310,589	9,528
	Bank of Marin Bancorp	136,230	9,332
	Access National Corp.	325,508	9,329
	City Office REIT Inc.	673,506	9,274
*	Global Indemnity Ltd.	218,460	9,263
	Greenhill & Co. Inc.	555,089	9,214
*	Ambac Financial Group Inc.	532,728	9,195
	First Community Bancshares Inc.	314,288	9,149
	1st Source Corp.	180,019	9,145
	United Insurance Holdings Corp.	557,063	9,080
*,^	World Acceptance Corp.	108,498	8,993
*	PennyMac Financial Services Inc. Class A	502,176	8,939
	MidWestOne Financial Group Inc.	264,641	8,934
*	PICO Holdings Inc.	531,590	8,878
	Fidelity & Guaranty Life	284,722	8,841
	CNB Financial Corp.	321,006	8,770
	RMR Group Inc. Class A	165,228	8,484
*	PCSB Financial Corp.	449,818	8,484
	Clifton Bancorp Inc.	503,972	8,426
	MedEquities Realty Trust Inc.	715,740	8,410
^	Heritage Insurance Holdings Inc.	630,495	8,329
	WashingtonFirst Bankshares Inc.	233,187	8,299
	First Connecticut Bancorp Inc.	308,624	8,256
	Old Second Bancorp Inc.	612,837	8,243
*	Equity Bancshares Inc. Class A	230,586	8,204
	American National Bankshares Inc.	198,603	8,182
	Farmers National Banc Corp.	543,129	8,174
	BBX Capital Corp. Class A	1,105,208	8,145
	Ares Commercial Real Estate Corp.	602,510	8,019
	Arlington Asset Investment Corp. Class A	616,535	7,848
*	FRP Holdings Inc.	169,193	7,656
*,^	Ocwen Financial Corp.	2,186,945	7,523
	Resource Capital Corp.	695,956	7,502
	Western New England Bancorp Inc.	676,991	7,379
	West Bancorporation Inc.	301,343	7,353
	Ashford Hospitality Prime Inc.	771,704	7,331
*	Tejon Ranch Co.	346,707	7,316
	HCI Group Inc.	190,162	7,274

	Sierra Bancorp	267,383	7,259
*,^	Citizens Inc. Class A	978,341	7,191
	Southern National Bancorp of Virginia Inc.	415,478	7,059
	Bluerock Residential Growth REIT Inc. Class A	633,862	7,011
	Sutherland Asset Management Corp.	444,074	6,972
^	Farmland Partners Inc.	768,216	6,945
	Farmers Capital Bank Corp.	164,292	6,908
	Enterprise Bancorp Inc.	189,931	6,896
	Sun Bancorp Inc.	275,992	6,858
	First Mid-Illinois Bancshares Inc.	178,128	6,840
	Xenith Bankshares Inc.	206,694	6,718
*	Safeguard Scientifics Inc.	503,016	6,715
	Jernigan Capital Inc.	326,030	6,700
	Republic Bancorp Inc. Class A	171,651	6,676
*	Regional Management Corp.	275,652	6,674
*	HarborOne Bancorp Inc.	353,748	6,654
*,^	Altisource Portfolio Solutions SA	256,641	6,639
	EMC Insurance Group Inc.	231,149	6,507
	National Bankshares Inc.	143,422	6,447
	NewStar Financial Inc.	542,559	6,370
	Baldwin & Lyons Inc.	277,950	6,268
	Old Line Bancshares Inc.	222,704	6,236
	Timberland Bancorp Inc.	198,340	6,216
	Ames National Corp.	205,571	6,136
^	Farmers & Merchants Bancorp Inc.	168,154	6,129
	First Bancorp Inc.	201,489	6,107
^	Peoples Financial Services Corp.	126,424	6,043
	First Internet Bancorp	186,904	6,037
*	Pacific Mercantile Bancorp	658,916	6,029
*	Paragon Commercial Corp.	106,495	6,013
	Cherry Hill Mortgage Investment Corp.	329,343	5,961
	Charter Financial Corp.	320,541	5,940
	Capital City Bank Group Inc.	247,096	5,933
	Home Bancorp Inc.	139,787	5,846
^	First Bancshares Inc.	191,956	5,787
	Territorial Bancorp Inc.	183,032	5,778
	Central Valley Community Bancorp	256,265	5,715
	Ladenburg Thalmann Financial Services Inc.	1,981,031	5,705
*	TPG RE Finance Trust Inc.	288,276	5,699
	Citizens & Northern Corp.	230,626	5,664
	Hingham Institution for Savings	29,678	5,647
	Consolidated-Tomoka Land Co.	93,693	5,628
	Marlin Business Services Corp.	194,053	5,579
	Prudential Bancorp Inc.	295,979	5,484
	Guaranty Bancshares Inc.	170,026	5,439
	KKR Real Estate Finance Trust Inc.	257,062	5,409
	Investar Holding Corp.	224,195	5,403
	Northrim BanCorp Inc.	153,285	5,357
*,^	On Deck Capital Inc.	1,138,474	5,317
	Codorus Valley Bancorp Inc.	171,526	5,268
	Orrstown Financial Services Inc.	210,135	5,232
*	First Northwest Bancorp	302,712	5,176
	Macatawa Bank Corp.	498,833	5,118
*	Southern First Bancshares Inc.	140,214	5,097
	GAIN Capital Holdings Inc.	796,512	5,090
	Owens Realty Mortgage Inc.	279,458	5,089
	Shore Bancshares Inc.	305,032	5,079

*	BSB Bancorp Inc.	168,717	5,053
	Civista Bancshares Inc.	223,072	4,983
*,^	NI Holdings Inc.	276,711	4,953
	MBT Financial Corp.	449,337	4,920
	Penns Woods Bancorp Inc.	105,796	4,916
	Bank of Commerce Holdings	421,001	4,842
	Southern Missouri Bancorp Inc.	132,031	4,818
	Great Ajax Corp.	339,268	4,780
*	Atlas Financial Holdings Inc.	252,016	4,763
*,^	Redfin Corp.	185,951	4,666
	BankFinancial Corp.	293,277	4,660
	MutualFirst Financial Inc.	120,207	4,622
	Ellington Residential Mortgage REIT	318,072	4,618
	Northeast Bancorp	176,159	4,607
	Investors Title Co.	25,646	4,592
	Hamilton Lane Inc. Class A	169,548	4,552
	Century Bancorp Inc. Class A	56,708	4,542
	Federated National Holding Co.	287,862	4,494
*	WMIH Corp.	4,644,600	4,412
	SI Financial Group Inc.	293,677	4,390
	First Business Financial Services Inc.	191,992	4,368
	Pzena Investment Management Inc. Class A	401,065	4,368
	Stratus Properties Inc.	142,914	4,330
	Gladstone Land Corp.	317,920	4,330
^	Global Medical REIT Inc.	480,939	4,319
	LCNB Corp.	202,349	4,239
2	Winthrop Realty Trust	562,609	4,213
	Bear State Financial Inc.	409,778	4,204
	Summit Financial Group Inc.	162,513	4,170
*,^	AV Homes Inc.	238,424	4,089
*	Sunshine Bancorp Inc.	174,132	4,047
	ESSA Bancorp Inc.	256,659	4,030
*	Trinity Place Holdings Inc.	570,680	4,006
	Donegal Group Inc. Class A	246,340	3,973
*,^	Health Insurance Innovations Inc. Class A	273,011	3,959
	Unity Bancorp Inc.	199,004	3,940
	MidSouth Bancorp Inc.	322,471	3,886
	Bankwell Financial Group Inc.	104,261	3,851
^	Clipper Realty Inc.	356,827	3,822
	County Bancorp Inc.	126,977	3,816
	BCB Bancorp Inc.	273,341	3,813
	First Bank	285,337	3,795
	Riverview Bancorp Inc.	443,743	3,727
*	SmartFinancial Inc.	154,018	3,706
	First South Bancorp Inc.	199,968	3,705
^	Wheeler REIT Inc.	314,623	3,634
	Parke Bancorp Inc.	162,698	3,612
	Kingstone Cos. Inc.	221,448	3,610
*	Entegra Financial Corp.	144,122	3,596
	Granite Point Mortgage Trust Inc.	190,999	3,577
	Silvercrest Asset Management Group Inc. Class A	242,388	3,527
	Safety Income and Growth Inc.	189,100	3,525
	ACNB Corp.	125,735	3,483
	Chemung Financial Corp.	73,538	3,464
	Reis Inc.	192,375	3,463
	FS Bancorp Inc.	66,752	3,448
*,^	Impac Mortgage Holdings Inc.	258,577	3,377

	First Financial Northwest Inc.	196,143	3,332
	Associated Capital Group Inc. Class A	90,830	3,243
*	Malvern Bancorp Inc.	121,016	3,237
	C&F Financial Corp.	58,715	3,229
	Commerce Union Bancshares Inc.	138,392	3,208
*	Byline Bancorp Inc.	147,028	3,126
	Independence Holding Co.	122,398	3,091
	Tiptree Inc.	493,567	3,085
^	First Guaranty Bancshares Inc.	112,341	3,026
	Premier Financial Bancorp Inc.	138,858	3,026
^	Peoples Bancorp of North Carolina Inc.	84,178	2,998
	Five Oaks Investment Corp.	666,969	2,975
	Evans Bancorp Inc.	66,835	2,887
	Federal Agricultural Mortgage Corp. Class A	38,986	2,885
*	Hallmark Financial Services Inc.	248,341	2,883
	Oppenheimer Holdings Inc. Class A	161,698	2,805
	GAMCO Investors Inc. Class A	93,505	2,783
	Provident Financial Holdings Inc.	141,548	2,774
*	Bay Bancorp Inc.	234,897	2,666
*,^	Capstar Financial Holdings Inc.	132,761	2,599
^	Greene County Bancorp Inc.	84,105	2,527
	MSB Financial Corp.	139,327	2,466
	DNB Financial Corp.	69,832	2,458
*	Maui Land & Pineapple Co. Inc.	174,732	2,438
*	Community Bankers Trust Corp.	253,139	2,329
	HopFed Bancorp Inc.	161,415	2,326
	Sotherly Hotels Inc.	393,083	2,315
	1st Constitution Bancorp	127,386	2,312
	United Bancorp Inc.	192,793	2,275
^	Innovative Industrial Properties Inc.	117,337	2,194
*	Atlantic Coast Financial Corp.	246,134	2,168
*	ASB Bancorp Inc.	45,965	2,073
*	Consumer Portfolio Services Inc.	447,576	2,041
*,^	Select Bancorp Inc.	172,858	2,024
	Blue Capital Reinsurance Holdings Ltd.	119,733	1,970
	Two River Bancorp	98,121	1,945
	Union Bankshares Inc.	40,036	1,938
^	Sussex Bancorp	79,022	1,873
	American River Bankshares	130,024	1,824
*	Ashford Inc.	29,095	1,763
	Community Financial Corp.	49,186	1,740
*	Provident Bancorp Inc.	74,171	1,717
	Global Self Storage Inc.	360,266	1,715
	FNB Bancorp	48,163	1,634
	Summit State Bank	126,542	1,569
	RAIT Financial Trust	2,136,330	1,560
*	RBB Bancorp	67,099	1,536
*	Bank of Princeton	47,529	1,520
	CB Financial Services Inc.	51,020	1,518
*	Westbury Bancorp Inc.	75,189	1,491
*	Coastway Bancorp Inc.	70,446	1,398
	Middlefield Banc Corp.	25,785	1,189
	Citizens Community Bancorp Inc.	84,902	1,181
	First US Bancshares Inc.	102,757	1,179
	Urstadt Biddle Properties Inc.	64,362	1,150
*,^	Altisource Asset Management Corp.	13,465	1,080
*	Nicholas Financial Inc.	123,313	1,069

*	Performant Financial Corp.	579,445	1,055
	AmeriServ Financial Inc.	263,331	1,053
	Medley Management Inc. Class A	170,798	1,050
*	Jason Industries Inc.	638,320	1,015
	PB Bancorp Inc.	96,384	1,012
	Manhattan Bridge Capital Inc.	172,279	1,008
	Elmira Savings Bank	49,500	995
	Mackinac Financial Corp.	63,552	985
*,^	IZEA Inc.	136,461	969
	SB Financial Group Inc.	56,192	964
*	Anchor Bancorp Inc.	38,854	962
*	Bancorp of New Jersey Inc.	49,782	904
	Plumas Bancorp	41,518	868
	Hennessy Advisors Inc.	54,318	839
*	Security National Financial Corp. Class A	151,600	773
*	Elevate Credit Inc.	124,249	759
	First Savings Financial Group Inc.	14,124	747
*	1347 Property Insurance Holdings Inc.	91,546	705
*	Randolph Bancorp Inc.	45,197	692
	Griffin Industrial Realty Inc.	18,957	689
*,^	Transcontinental Realty Investors Inc.	23,200	631
*	Conifer Holdings Inc.	103,597	622
*	JW Mays Inc.	15,855	620
^	CPI Card Group Inc.	510,300	602
*,^	ITUS Corp.	221,626	583
	Old Point Financial Corp.	17,677	573
	Eagle Bancorp Montana Inc.	29,661	546
*	Royal Bancshares of Pennsylvania Inc.	119,205	532
	California First National Bancorp	29,198	528
	Fifth Street Asset Management Inc.	131,546	513
	Citizens First Corp.	21,096	503
*	Aspen Group Inc./CO	75,612	475
	Manning & Napier Inc.	118,968	470
	US Global Investors Inc. Class A	199,231	424
	Wolverine Bancorp Inc.	9,458	407
*	Severn Bancorp Inc.	55,114	386
*	HV Bancorp Inc.	23,724	354
*,^	Walter Investment Management Corp.	586,762	347
*	First Acceptance Corp.	281,104	301
	Pathfinder Bancorp Inc.	18,572	282
*	Intersections Inc.	77,154	260
	Wellesley Bank	9,615	254
	Oxbridge Re Holdings Ltd.	63,184	246
*	National Holdings Corp.	93,836	243
*,^	ZAIS Group Holdings Inc.	63,724	233
	WVS Financial Corp.	11,313	184
	Sound Financial Bancorp Inc.	4,946	165
*,^	Connecture Inc.	210,499	141
*	Community First Bancshares Inc.	9,696	130
*	Income Opportunity Realty Investors Inc.	12,550	114
*	InterGroup Corp.	3,968	97
*	Asta Funding Inc.	12,845	97
*	Cohen & Co. Inc.	8,524	96
	Bank of the James Financial Group Inc.	4,200	61
*	RMG Networks Holding Corp.	28,573	61
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	41
	Atlantic American Corp.	11,780	37

*	Ottawa Bancorp Inc.	2,641	37
*	Central Federal Corp.	14,101	34
*	ICC Holdings Inc.	1,600	28
	Porter Bancorp Inc.	2,332	27
	Sachem Capital Corp.	4,932	23
	Bancorp 34 Inc.	1,100	15
	Southwest Georgia Financial Corp.	490	10
*,^	LM Funding America Inc.	2,800	5
	Baldwin & Lyons Inc. Class A Shares	225	5
*	FSB Bancorp Inc.	200	3
*	Equitable Financial Corp.	263	3
	Glen Burnie Bancorp	100	1
	GWG Holdings Inc.	100	1
	Canadian Imperial Bank of Commerce		—
			126,743,467
Health Care (13.1%)
	Johnson & Johnson	63,750,018	8,288,140
	Pfizer Inc.	141,246,250	5,042,491
	UnitedHealth Group Inc.	22,959,884	4,496,693
	Merck & Co. Inc.	64,780,382	4,147,888
	AbbVie Inc.	37,858,216	3,364,081
	Amgen Inc.	17,329,477	3,231,081
*	Celgene Corp.	18,581,539	2,709,560
	Gilead Sciences Inc.	31,011,850	2,512,580
	Medtronic plc	32,271,189	2,509,730
	Bristol-Myers Squibb Co.	38,949,357	2,482,632
	Abbott Laboratories	41,262,237	2,201,753
	Eli Lilly & Co.	23,541,952	2,013,779
	Thermo Fisher Scientific Inc.	9,500,561	1,797,506
	Allergan plc	7,938,691	1,627,035
*	Biogen Inc.	5,021,509	1,572,335
	Aetna Inc.	7,882,069	1,253,328
	Anthem Inc.	6,232,527	1,183,432
	Cigna Corp.	5,976,240	1,117,198
	Becton Dickinson and Co.	5,405,178	1,059,145
	Stryker Corp.	7,108,854	1,009,599
*	Boston Scientific Corp.	32,595,616	950,814
*	Intuitive Surgical Inc.	884,266	924,836
*	Vertex Pharmaceuticals Inc.	5,987,664	910,364
*	Express Scripts Holding Co.	13,717,568	868,596
*	Regeneron Pharmaceuticals Inc.	1,874,714	838,222
	Humana Inc.	3,430,509	835,775
	Zoetis Inc.	11,623,019	741,084
	Baxter International Inc.	11,651,480	731,130
*	Alexion Pharmaceuticals Inc.	5,037,055	706,648
*	Illumina Inc.	3,467,443	690,715
	Zimmer Biomet Holdings Inc.	4,796,567	561,630
	CR Bard Inc.	1,723,943	552,524
*	Edwards Lifesciences Corp.	5,012,692	547,937
*	HCA Healthcare Inc.	6,859,317	545,933
*	Incyte Corp.	4,154,014	484,940
*	BioMarin Pharmaceutical Inc.	4,164,859	387,623
*	Mylan NV	12,100,092	379,580
*	Centene Corp.	3,891,774	376,607
*	Laboratory Corp. of America Holdings	2,419,668	365,297
*	Quintiles IMS Holdings Inc.	3,504,173	333,142
	Dentsply Sirona Inc.	5,445,498	325,695

*	Waters Corp.	1,799,658	323,075
*	IDEXX Laboratories Inc.	2,073,177	322,358
*	Align Technology Inc.	1,713,195	319,117
*	Henry Schein Inc.	3,758,424	308,153
	Quest Diagnostics Inc.	3,235,041	302,929
	Cooper Cos. Inc.	1,159,591	274,951
	Perrigo Co. plc	3,219,816	272,557
	ResMed Inc.	3,372,576	259,553
	Teleflex Inc.	1,069,723	258,841
*	Hologic Inc.	6,652,011	244,062
	Universal Health Services Inc. Class B	2,100,206	232,997
*	Alnylam Pharmaceuticals Inc.	1,961,034	230,402
*	Varian Medical Systems Inc.	2,180,465	218,177
*	DaVita Inc.	3,631,237	215,659
*	Kite Pharma Inc.	1,154,028	207,506
*	Jazz Pharmaceuticals plc	1,355,510	198,243
*	Alkermes plc	3,653,904	185,764
*	WellCare Health Plans Inc.	1,057,597	181,632
	STERIS plc	2,021,858	178,732
	West Pharmaceutical Services Inc.	1,761,021	169,516
*	Exelixis Inc.	6,978,035	169,078
*	ABIOMED Inc.	994,376	167,652
*	Ionis Pharmaceuticals Inc.	2,951,714	149,652
*	Bluebird Bio Inc.	1,082,759	148,717
*	Bioverativ Inc.	2,572,098	146,790
*	Exact Sciences Corp.	2,828,562	133,282
*	Envision Healthcare Corp.	2,868,087	128,921
*	Neurocrine Biosciences Inc.	2,099,741	128,672
*	Catalent Inc.	3,132,167	125,036
*	Charles River Laboratories International Inc.	1,126,628	121,698
*	Seattle Genetics Inc.	2,214,700	120,502
*,^	TESARO Inc.	902,078	116,458
	Hill-Rom Holdings Inc.	1,560,892	115,506
*	United Therapeutics Corp.	979,592	114,798
*	Bio-Rad Laboratories Inc. Class A	496,138	110,252
	Bio-Techne Corp.	887,660	107,309
*	Alere Inc.	2,077,811	105,948
	HealthSouth Corp.	2,228,632	103,297
*,^	DexCom Inc.	2,055,427	100,562
*	INC Research Holdings Inc. Class A	1,843,454	96,413
*	Masimo Corp.	1,110,938	96,163
*	MEDNAX Inc.	2,217,431	95,616
*,^	Acadia Healthcare Co. Inc.	1,981,981	94,659
*	Clovis Oncology Inc.	1,103,581	90,935
*	PRA Health Sciences Inc.	1,185,987	90,337
*	Puma Biotechnology Inc.	753,060	90,179
*	Juno Therapeutics Inc.	2,003,724	89,887
*	Nektar Therapeutics Class A	3,718,744	89,250
	Healthcare Services Group Inc.	1,651,746	89,145
*,^	ACADIA Pharmaceuticals Inc.	2,329,016	87,734
*	Mallinckrodt plc	2,307,613	86,236
*	FibroGen Inc.	1,595,227	85,823
*	Portola Pharmaceuticals Inc.	1,522,204	82,245
	Cantel Medical Corp.	845,608	79,631
*	Insulet Corp.	1,383,624	76,210
	Patterson Cos. Inc.	1,946,956	75,250
*	Integra LifeSciences Holdings Corp.	1,481,127	74,767

	Bruker Corp.	2,466,313	73,373
*,^	Molina Healthcare Inc.	1,018,028	70,000
*	Akorn Inc.	2,070,840	68,731
*	Neogen Corp.	866,589	67,126
*	VWR Corp.	2,026,951	67,112
*	NuVasive Inc.	1,206,951	66,938
*	ICU Medical Inc.	356,689	66,291
*,^	Sarepta Therapeutics Inc.	1,453,966	65,952
*,^	Agios Pharmaceuticals Inc.	978,893	65,341
*	Wright Medical Group NV	2,489,559	64,405
*	Spark Therapeutics Inc.	721,323	64,313
*	Prestige Brands Holdings Inc.	1,259,941	63,110
*,^	Penumbra Inc.	682,107	61,594
*,^	Ligand Pharmaceuticals Inc.	452,343	61,587
*	Myriad Genetics Inc.	1,628,628	58,924
*,^	Amicus Therapeutics Inc.	3,902,695	58,853
*,^	Medicines Co.	1,556,239	57,643
*	Array BioPharma Inc.	4,584,715	56,392
*	Haemonetics Corp.	1,253,457	56,243
*	Insmed Inc.	1,774,598	55,385
*	LifePoint Health Inc.	948,427	54,914
*,^	OPKO Health Inc.	8,001,498	54,890
*	Nevro Corp.	594,978	54,072
*,^	Ironwood Pharmaceuticals Inc. Class A	3,223,133	50,829
*	Halyard Health Inc.	1,117,735	50,332
*	Sage Therapeutics Inc.	801,682	49,945
*,^	Halozyme Therapeutics Inc.	2,864,524	49,757
*	Loxo Oncology Inc.	535,880	49,365
*	Horizon Pharma plc	3,885,335	49,266
*	Globus Medical Inc.	1,637,736	48,674
*	Blueprint Medicines Corp.	697,221	48,575
*	Select Medical Holdings Corp.	2,519,672	48,378
*,^	Ultragenyx Pharmaceutical Inc.	908,100	48,365
*	Magellan Health Inc.	559,065	48,247
*	Merit Medical Systems Inc.	1,129,971	47,854
*	Brookdale Senior Living Inc.	4,409,696	46,743
*	Supernus Pharmaceuticals Inc.	1,146,544	45,862
*,^	Avexis Inc.	458,127	44,315
*,^	Corcept Therapeutics Inc.	2,295,801	44,309
*	NxStage Medical Inc.	1,567,854	43,273
*	Omnicell Inc.	845,376	43,156
	Owens & Minor Inc.	1,448,763	42,304
*	Aerie Pharmaceuticals Inc.	866,942	42,133
*	Endo International plc	4,772,011	40,872
*	HMS Holdings Corp.	2,004,875	39,817
*,^	Tenet Healthcare Corp.	2,393,410	39,324
*	Amedisys Inc.	686,373	38,409
*	Inogen Inc.	397,150	37,769
*,^	Radius Health Inc.	939,116	36,203
*	Impax Laboratories Inc.	1,779,453	36,123
*	Tivity Health Inc.	884,618	36,092
*	Repligen Corp.	935,118	35,834
*,^	Immunomedics Inc.	2,535,757	35,450
*	Pacira Pharmaceuticals Inc.	912,302	34,257
*,^	Teladoc Inc.	1,009,148	33,453
*	Acceleron Pharma Inc.	893,247	33,336
*,^	Theravance Biopharma Inc.	961,806	32,932

*	Momenta Pharmaceuticals Inc.	1,734,831	32,094
*	Emergent BioSolutions Inc.	789,048	31,917
*,^	Novocure Ltd.	1,605,808	31,875
	CONMED Corp.	603,514	31,666
*,^	Dynavax Technologies Corp.	1,423,828	30,612
*	Varex Imaging Corp.	902,537	30,542
*	Sangamo Therapeutics Inc.	2,012,035	30,181
*	OraSure Technologies Inc.	1,340,367	30,158
*	Quidel Corp.	675,981	29,649
*,^	Global Blood Therapeutics Inc.	933,689	28,991
*,^	MiMedx Group Inc.	2,411,314	28,646
*	Natus Medical Inc.	747,729	28,040
*	LHC Group Inc.	394,037	27,945
*,^	Intrexon Corp.	1,436,732	27,312
*	Five Prime Therapeutics Inc.	657,172	26,885
*	Acorda Therapeutics Inc.	1,113,184	26,327
	Ensign Group Inc.	1,150,752	25,995
*,^	Innoviva Inc.	1,836,568	25,932
*	Spectrum Pharmaceuticals Inc.	1,813,834	25,521
	Analogic Corp.	301,260	25,231
*,^	Intercept Pharmaceuticals Inc.	417,351	24,223
*	BioTelemetry Inc.	728,399	24,037
*	Arena Pharmaceuticals Inc.	941,803	24,016
*	MyoKardia Inc.	543,017	23,268
*,^	Epizyme Inc.	1,216,462	23,174
*,^	Omeros Corp.	1,070,216	23,138
	Abaxis Inc.	518,188	23,137
*,^	Esperion Therapeutics Inc.	460,660	23,088
*	Retrophin Inc.	925,806	23,043
	Atrion Corp.	33,664	22,622
*	REGENXBIO Inc.	666,990	21,977
*,^	TherapeuticsMD Inc.	4,103,761	21,709
*	Xencor Inc.	946,400	21,691
*	Dermira Inc.	797,416	21,530
*	K2M Group Holdings Inc.	996,242	21,130
*	Cardiovascular Systems Inc.	746,755	21,021
*	PharMerica Corp.	706,366	20,697
*	Intersect ENT Inc.	660,596	20,578
*	Anika Therapeutics Inc.	353,241	20,488
*,^	Community Health Systems Inc.	2,580,751	19,820
*	iRhythm Technologies Inc.	381,393	19,787
*	Orthofix International NV	416,229	19,667
*,^	Aimmune Therapeutics Inc.	791,335	19,617
	Luminex Corp.	943,526	19,182
*,^	NeoGenomics Inc.	1,705,911	18,987
*	Alder Biopharmaceuticals Inc.	1,536,393	18,821
*,^	ZIOPHARM Oncology Inc.	3,060,439	18,791
*	PTC Therapeutics Inc.	928,527	18,580
*	Vanda Pharmaceuticals Inc.	1,031,275	18,460
*	Zogenix Inc.	526,650	18,459
*,^	Heron Therapeutics Inc.	1,109,362	17,916
*,^	Glaukos Corp.	534,651	17,643
	US Physical Therapy Inc.	285,044	17,516
*,^	Eagle Pharmaceuticals Inc.	291,986	17,414
*	AtriCure Inc.	776,688	17,375
*	Enanta Pharmaceuticals Inc.	365,991	17,128
*	Akebia Therapeutics Inc.	852,570	16,770

*,^	ImmunoGen Inc.	2,188,806	16,744
*	Cytokinetics Inc.	1,153,946	16,732
*,^	Editas Medicine Inc.	687,640	16,510
*	CryoLife Inc.	725,293	16,464
*	Almost Family Inc.	302,759	16,258
*,^	Accelerate Diagnostics Inc.	720,578	16,177
*,^	Intra-Cellular Therapies Inc. Class A	1,007,864	15,904
*	Aclaris Therapeutics Inc.	615,263	15,880
*	AMAG Pharmaceuticals Inc.	840,794	15,513
*	MacroGenics Inc.	837,778	15,482
*,^	Revance Therapeutics Inc.	553,709	15,255
*	AngioDynamics Inc.	884,197	15,111
*,^	Keryx Biopharmaceuticals Inc.	2,125,766	15,093
*	Lantheus Holdings Inc.	844,110	15,025
*	Genomic Health Inc.	462,763	14,850
*,^	Synergy Pharmaceuticals Inc.	5,118,751	14,844
*,^	La Jolla Pharmaceutical Co.	425,428	14,796
*	Amphastar Pharmaceuticals Inc.	826,280	14,766
*,^	Flexion Therapeutics Inc.	609,945	14,748
	Meridian Bioscience Inc.	1,030,753	14,740
*	HealthStream Inc.	604,861	14,136
*,^	Foundation Medicine Inc.	349,433	14,047
*,^	TG Therapeutics Inc.	1,179,656	13,979
*,^	Lannett Co. Inc.	755,475	13,939
*	Ignyta Inc.	1,128,305	13,935
	National HealthCare Corp.	220,934	13,824
*	Heska Corp.	155,172	13,669
*,^	Achaogen Inc.	853,761	13,617
	Kindred Healthcare Inc.	1,980,336	13,466
*	Triple-S Management Corp. Class B	566,846	13,423
*	Paratek Pharmaceuticals Inc.	532,894	13,376
*,^	Pacific Biosciences of California Inc.	2,485,832	13,051
*	AxoGen Inc.	672,912	13,021
*,^	Inovio Pharmaceuticals Inc.	2,051,087	13,004
	LeMaitre Vascular Inc.	345,924	12,944
*,^	Lexicon Pharmaceuticals Inc.	1,033,438	12,701
*	CorVel Corp.	232,486	12,647
*	SciClone Pharmaceuticals Inc.	1,125,503	12,606
*	Cutera Inc.	303,143	12,535
*	Achillion Pharmaceuticals Inc.	2,779,025	12,478
*	Assembly Biosciences Inc.	356,876	12,462
*	Progenics Pharmaceuticals Inc.	1,686,598	12,413
	Invacare Corp.	784,718	12,359
*	GenMark Diagnostics Inc.	1,240,792	11,949
*	BioCryst Pharmaceuticals Inc.	2,272,766	11,909
*	PDL BioPharma Inc.	3,499,931	11,865
*	Iovance Biotherapeutics Inc.	1,520,049	11,780
*	Audentes Therapeutics Inc.	402,527	11,275
*	Enzo Biochem Inc.	1,076,342	11,269
*	CytomX Therapeutics Inc.	619,371	11,254
*	Karyopharm Therapeutics Inc.	1,004,074	11,025
*,^	Antares Pharma Inc.	3,351,883	10,860
*,^	Coherus Biosciences Inc.	807,106	10,775
*	ANI Pharmaceuticals Inc.	205,095	10,765
*	Tactile Systems Technology Inc.	339,862	10,519
*	AnaptysBio Inc.	293,227	10,248
*	Natera Inc.	792,988	10,222

*,^	AVEO Pharmaceuticals Inc.	2,769,376	10,108
*,^	Abeona Therapeutics Inc.	578,165	9,858
*	RadNet Inc.	852,609	9,848
*,^	Reata Pharmaceuticals Inc. Class A	313,220	9,741
*,^	Rockwell Medical Inc.	1,112,756	9,525
*	Calithera Biosciences Inc.	593,654	9,350
*	Surmodics Inc.	299,304	9,278
*,^	Sucampo Pharmaceuticals Inc. Class A	781,804	9,225
*,^	Kura Oncology Inc.	597,134	8,927
*,^	Akcea Therapeutics Inc.	321,110	8,885
*,^	Aduro Biotech Inc.	829,347	8,833
*,^	Invitae Corp.	934,702	8,758
*	Voyager Therapeutics Inc.	420,464	8,657
*,^	Celldex Therapeutics Inc.	3,023,168	8,646
*,^	Adamas Pharmaceuticals Inc.	402,673	8,525
*,^	Geron Corp.	3,857,630	8,410
*,^	Cara Therapeutics Inc.	612,176	8,381
*,^	Endologix Inc.	1,869,690	8,339
*	STAAR Surgical Co.	669,583	8,336
*	Exactech Inc.	252,407	8,317
*	Depomed Inc.	1,419,297	8,218
*	Tetraphase Pharmaceuticals Inc.	1,201,279	8,217
*	NanoString Technologies Inc.	507,779	8,206
*	Cymabay Therapeutics Inc.	1,007,339	8,119
*,^	Novavax Inc.	7,011,660	7,993
*,^	BioScrip Inc.	2,891,957	7,953
*,^	Atara Biotherapeutics Inc.	480,105	7,946
*,^	Bellicum Pharmaceuticals Inc.	671,650	7,758
*	GlycoMimetics Inc.	553,409	7,742
*,^	Seres Therapeutics Inc.	479,877	7,697
*	Agenus Inc.	1,744,743	7,694
*	Rigel Pharmaceuticals Inc.	3,027,777	7,691
*,^	Intellia Therapeutics Inc.	308,041	7,655
*	Accuray Inc.	1,892,707	7,571
*,^	Teligent Inc.	1,080,767	7,252
*,^	R1 RCM Inc.	1,950,453	7,236
*	Capital Senior Living Corp.	575,380	7,221
*,^	Corbus Pharmaceuticals Holdings Inc.	1,003,632	7,176
*	Cerus Corp.	2,603,081	7,106
*,^	Mirati Therapeutics Inc.	590,789	6,912
*,^	Corium International Inc.	622,571	6,898
*,^	Idera Pharmaceuticals Inc.	3,062,598	6,830
*,^	Entellus Medical Inc.	364,104	6,721
*	Selecta Biosciences Inc.	366,209	6,683
*	Concert Pharmaceuticals Inc.	448,187	6,611
	Utah Medical Products Inc.	86,978	6,397
*	Civitas Solutions Inc.	346,568	6,394
*,^	Medpace Holdings Inc.	197,005	6,284
*,^	Insys Therapeutics Inc.	700,150	6,217
*	Addus HomeCare Corp.	175,918	6,210
*,^	Arrowhead Pharmaceuticals Inc.	1,424,443	6,168
*	Stemline Therapeutics Inc.	552,294	6,130
*	BioSpecifics Technologies Corp.	130,265	6,060
*	Jounce Therapeutics Inc.	387,428	6,036
*	Durect Corp.	3,381,518	5,985
*,^	Aratana Therapeutics Inc.	973,364	5,967
*,^	Senseonics Holdings Inc.	1,847,814	5,895

*,^	BioTime Inc.	2,056,900	5,842
*	Minerva Neurosciences Inc.	749,975	5,700
*,^	Athersys Inc.	2,689,447	5,540
*,^	Kadmon Holdings Inc.	1,645,697	5,513
*,^	NewLink Genetics Corp.	535,357	5,450
*,^	Sientra Inc.	349,581	5,384
*	ChemoCentryx Inc.	724,996	5,379
*,^	Organovo Holdings Inc.	2,411,191	5,353
*	Surgery Partners Inc.	497,046	5,144
*	Syros Pharmaceuticals Inc.	347,981	5,122
*,^	Collegium Pharmaceutical Inc.	479,563	5,031
*	Curis Inc.	3,298,157	4,914
*	RTI Surgical Inc.	1,075,090	4,892
*	Chimerix Inc.	922,255	4,842
*,^	Neos Therapeutics Inc.	526,733	4,820
*	Vericel Corp.	799,388	4,796
*	American Renal Associates Holdings Inc.	319,714	4,786
*	FONAR Corp.	156,032	4,759
*	Veracyte Inc.	538,856	4,726
*	PetIQ Inc.	173,917	4,710
*	Kindred Biosciences Inc.	560,321	4,399
*	Cascadian Therapeutics Inc.	1,074,457	4,395
*,^	Merrimack Pharmaceuticals Inc.	301,576	4,385
*	Ardelyx Inc.	780,695	4,372
*	Madrigal Pharmaceuticals Inc.	97,071	4,366
*	Catalyst Pharmaceuticals Inc.	1,714,527	4,321
*,^	Marinus Pharmaceuticals Inc.	731,814	4,296
*,^	Edge Therapeutics Inc.	398,771	4,279
*,^	MediciNova Inc.	667,092	4,249
*,^	MannKind Corp.	1,954,446	4,241
*	Kala Pharmaceuticals Inc.	177,385	4,051
*	Syndax Pharmaceuticals Inc.	342,470	4,007
*,^	Anavex Life Sciences Corp.	956,161	3,959
*,^	Adamis Pharmaceuticals Corp.	754,128	3,940
*,^	Advaxis Inc.	939,099	3,925
*	Verastem Inc.	818,469	3,847
*,^	AcelRx Pharmaceuticals Inc.	835,475	3,843
*,^	BioDelivery Sciences International Inc.	1,273,392	3,757
*,^	Protagonist Therapeutics Inc.	209,904	3,709
*,^	Corindus Vascular Robotics Inc.	2,399,515	3,647
*,^	Clearside Biomedical Inc.	412,505	3,605
*	Cempra Inc.	1,108,953	3,604
*,^	Ocular Therapeutix Inc.	575,527	3,557
*,^	Tocagen Inc.	280,800	3,499
*,^	Savara Inc.	373,423	3,492
*	Corvus Pharmaceuticals Inc.	215,063	3,428
*	Immune Design Corp.	330,745	3,423
*,^	Conatus Pharmaceuticals Inc.	616,019	3,382
*	Recro Pharma Inc.	376,363	3,380
*,^	NantKwest Inc.	608,682	3,336
*	Quorum Health Corp.	642,130	3,326
*	Harvard Bioscience Inc.	886,650	3,325
*,^	ViewRay Inc.	570,544	3,286
*	Fate Therapeutics Inc.	823,228	3,260
*	Cidara Therapeutics Inc.	395,429	3,203
*,^	Dova Pharmaceuticals Inc.	130,971	3,180
*,^	XOMA Corp.	157,872	3,102

*	ConforMIS Inc.	862,943	3,038
*	Ophthotech Corp.	1,070,556	3,019
*	Peregrine Pharmaceuticals Inc.	951,898	2,989
*	Fluidigm Corp.	581,204	2,929
*,^	CytoSorbents Corp.	470,983	2,920
*	Ra Pharmaceuticals Inc.	199,067	2,906
*,^	OncoMed Pharmaceuticals Inc.	632,504	2,859
*	AAC Holdings Inc.	282,117	2,801
*,^	Synthetic Biologics Inc.	2,974,876	2,776
*,^	Fortress Biotech Inc.	614,856	2,718
*	Trevena Inc.	1,061,333	2,706
*,^	Invuity Inc.	299,110	2,662
*,^	Pulse Biosciences Inc.	140,005	2,605
*,^	Regulus Therapeutics Inc.	2,047,776	2,560
*	Vital Therapies Inc.	505,346	2,552
*	Aldeyra Therapeutics Inc.	352,364	2,537
*	CTI BioPharma Corp.	790,558	2,522
*,^	Palatin Technologies Inc.	3,675,867	2,437
*,^	Calyxt Inc.	99,311	2,432
*,^	Zynerba Pharmaceuticals Inc.	289,603	2,421
	Psychemedics Corp.	129,134	2,380
*	Spring Bank Pharmaceuticals Inc.	141,153	2,377
*	SeaSpine Holdings Corp.	208,495	2,339
*	IRIDEX Corp.	249,167	2,335
*	Agile Therapeutics Inc.	518,705	2,313
*	G1 Therapeutics Inc.	92,224	2,295
*,^	Sienna Biopharmaceuticals Inc.	97,704	2,174
*,^	VIVUS Inc.	2,182,787	2,161
*	MEI Pharma Inc.	785,050	2,104
*	Adverum Biotechnologies Inc.	571,176	2,085
*	Dimension Therapeutics Inc.	344,123	2,065
*,^	Matinas BioPharma Holdings Inc.	1,524,744	2,013
*,^	Nobilis Health Corp.	1,323,139	1,985
*	Molecular Templates Inc.	279,698	1,950
*	Deciphera Pharmaceuticals Inc.	101,850	1,934
	Digirad Corp.	558,463	1,927
*,^	T2 Biosystems Inc.	457,684	1,922
*	Zafgen Inc.	541,528	1,906
*	Infinity Pharmaceuticals Inc.	1,423,794	1,894
*	ArQule Inc.	1,691,004	1,877
*	Mersana Therapeutics Inc.	107,898	1,866
*	Alimera Sciences Inc.	1,374,781	1,856
*	Otonomy Inc.	568,902	1,849
*	Chembio Diagnostics Inc.	290,680	1,802
*,^	XBiotech Inc.	403,954	1,765
*,^	NantHealth Inc.	426,307	1,756
*,^	Sorrento Therapeutics Inc.	1,032,530	1,755
*	Bovie Medical Corp.	514,196	1,738
*,^	BrainStorm Cell Therapeutics Inc.	407,231	1,678
*	Versartis Inc.	668,373	1,638
*,^	Sophiris Bio Inc.	714,237	1,528
*,^	Axsome Therapeutics Inc.	261,955	1,454
*,^	CytRx Corp.	3,446,957	1,413
*,^	Viveve Medical Inc.	268,201	1,405
*,^	Asterias Biotherapeutics Inc.	412,259	1,402
*	Electromed Inc.	188,884	1,381
*	Alpine Immune Sciences Inc.	116,861	1,356

*,^	Rexahn Pharmaceuticals Inc.	540,532	1,308
*,^	SCYNEXIS Inc.	536,926	1,294
*	Cumberland Pharmaceuticals Inc.	179,345	1,266
*,^	Gemphire Therapeutics Inc.	129,813	1,225
*,^	Evoke Pharma Inc.	363,268	1,213
*,^	Novan Inc.	212,630	1,193
*	OvaScience Inc.	833,465	1,184
*	aTyr Pharma Inc.	233,358	1,178
*	Dicerna Pharmaceuticals Inc.	201,331	1,158
*	Applied Genetic Technologies Corp.	291,217	1,150
*,^	Navidea Biopharmaceuticals Inc.	2,759,022	1,145
*,^	Galectin Therapeutics Inc.	530,539	1,125
*,^	Egalet Corp.	871,634	1,116
*	ContraFect Corp.	986,570	1,095
*,^	CareDx Inc.	295,764	1,094
*	Pfenex Inc.	359,576	1,086
*,^	KalVista Pharmaceuticals Inc.	161,890	1,078
*,^	Fulgent Genetics Inc.	220,000	1,041
*,^	Endocyte Inc.	728,823	1,028
*	Alphatec Holdings Inc.	434,913	983
*,^	Obalon Therapeutics Inc.	102,261	975
*,^	Cancer Genetics Inc.	350,956	948
*	Aptevo Therapeutics Inc.	410,439	940
*,^	pSivida Corp.	777,307	933
*,^	iRadimed Corp.	95,336	915
*	Cogentix Medical Inc.	355,538	910
*,^	Vermillion Inc.	504,917	909
*	Ovid therapeutics Inc.	105,658	905
*	Aevi Genomic Medicine Inc.	715,583	902
*,^	InVivo Therapeutics Holdings Corp.	609,877	900
^	Pernix Therapeutics Holdings Inc.	276,071	870
*,^	Ekso Bionics Holdings Inc.	699,857	847
*	Misonix Inc.	84,298	843
*	ADMA Biologics Inc.	266,806	822
*,^	Actinium Pharmaceuticals Inc.	1,412,005	812
*	Juniper Pharmaceuticals Inc.	176,509	803
*,^	Genesis Healthcare Inc.	688,928	799
*,^	Inotek Pharmaceuticals Corp.	447,530	797
*,^	ContraVir Pharmaceuticals Inc.	1,531,423	796
*	Sunesis Pharmaceuticals Inc.	409,729	795
*	InfuSystem Holdings Inc.	372,833	764
*,^	Ocera Therapeutics Inc.	653,477	745
*,^	Genocea Biosciences Inc.	507,556	741
*	Eiger BioPharmaceuticals Inc.	67,365	741
*,^	Fibrocell Science Inc.	239,974	734
*,^	Tandem Diabetes Care Inc.	1,004,247	733
*,^	Bellerophon Therapeutics Inc.	513,579	729
*	GTx Inc.	88,347	726
*,^	Titan Pharmaceuticals Inc.	413,642	724
*	vTv Therapeutics Inc. Class A	120,289	719
*,^	Moleculin Biotech Inc.	298,712	714
*,^	NanoViricides Inc.	609,172	694
*,^	BioLife Solutions Inc.	121,145	693
*,^	Zosano Pharma Corp.	824,974	679
*,^	Capricor Therapeutics Inc.	218,846	663
*	Proteostasis Therapeutics Inc.	311,817	655
*,^	Biocept Inc.	512,481	630

*,^	Second Sight Medical Products Inc.	509,213	611
*,^	Bio-Path Holdings Inc.	1,685,827	607
*,^	KemPharm Inc.	160,391	593
*	Flex Pharma Inc.	170,419	581
*,^	Cleveland BioLabs Inc.	168,111	578
*,^	Catabasis Pharmaceuticals Inc.	269,632	572
*,^	Imprimis Pharmaceuticals Inc.	348,266	561
*,^	Oncocyte Corp.	72,827	550
*	Aeglea BioTherapeutics Inc.	115,376	547
*,^	Tonix Pharmaceuticals Holding Corp.	119,606	545
*	Aileron Therapeutics Inc.	39,410	527
*	Aviragen Therapeutics Inc.	751,522	515
*	Biolase Inc.	841,479	507
	Diversicare Healthcare Services Inc.	42,483	489
*,^	Orexigen Therapeutics Inc.	227,484	482
*,^	Athenex Inc.	26,883	471
*,^	Aradigm Corp.	108,653	456
*,^	CorMedix Inc.	872,078	453
*	Wright Medical Group Inc. CVR	288,011	452
*,^	Ampio Pharmaceuticals Inc.	734,675	449
^	Pain Therapeutics Inc.	109,368	445
*,^	IsoRay Inc.	848,470	438
*	Five Star Senior Living Inc.	272,918	423
	MGC Diagnostics Corp.	46,649	418
*,^	Myomo Inc.	69,612	418
*,^	Oncobiologics Inc.	298,375	409
*	Ohr Pharmaceutical Inc.	567,698	409
*	Histogenics Corp.	204,712	405
*	CASI Pharmaceuticals Inc.	228,652	405
*	Altimmune Inc.	171,800	399
*,^	Neuralstem Inc.	298,881	395
*	CAS Medical Systems Inc.	424,399	390
*,^	Trovagene Inc.	516,310	377
*	Joint Corp.	76,449	364
*,^	Apricus Biosciences Inc.	211,549	362
*,^	Viking Therapeutics Inc.	188,800	361
*,^	BioPharmX Corp.	1,253,040	358
*,^	Cyclacel Pharmaceuticals Inc.	191,355	350
*	Caladrius Biosciences Inc.	94,201	337
*,^	Heat Biologics Inc.	502,316	328
*	Chiasma Inc.	128,514	328
*	Catasys Inc.	67,113	326
*,^	Galena Biopharma Inc.	909,058	321
*,^	Anthera Pharmaceuticals Inc.	204,616	295
*	Synlogic Inc.	14,336	273
	Daxor Corp.	49,017	270
*,^	Microbot Medical Inc.	219,981	257
*,^	Tracon Pharmaceuticals Inc.	78,456	247
*,^	HTG Molecular Diagnostics Inc.	142,011	241
*	AzurRx BioPharma Inc.	60,171	240
*,^	Immune Pharmaceuticals Inc.	157,568	238
*,^	OncoSec Medical Inc.	241,421	231
*,^	TapImmune Inc.	76,547	230
*,^	Sensus Healthcare Inc.	45,231	225
*,^	Proteon Therapeutics Inc.	112,450	225
*	AdCare Health Systems Inc.	246,892	225
*	PAREXEL International Corp.	2,486	219

*,^	iBio Inc.	683,766	219
*,^	Diffusion Pharmaceuticals Inc.	129,084	214
*	Vical Inc.	87,780	211
*,^	Aethlon Medical Inc.	136,405	210
*	Leap Therapeutics Inc.	35,868	208
*	ImmuCell Corp.	31,366	202
*,^	EyeGate Pharmaceuticals Inc.	169,869	199
*,^	Sonoma Pharmaceuticals Inc.	35,844	187
*	Presbia plc	39,123	176
*,^	Novus Therapeutics Inc.	32,360	169
*	PLx Pharma Inc.	25,616	167
*,^	Alliqua BioMedical Inc.	437,063	160
*,^	Biostage Inc.	497,533	154
*	Repros Therapeutics Inc.	466,809	149
*,^	Eleven Biotherapeutics Inc.	93,651	148
*,^	Dare Bioscience Inc.	46,087	144
*,^	Cytori Therapeutics Inc.	378,681	139
*	Avenue Therapeutics Inc.	24,540	136
*,^	Celsion Corp.	90,314	135
*,^	Achieve Life Sciences Inc.	66,189	134
*	Pro-Dex Inc.	15,885	114
*	Retractable Technologies Inc.	157,699	105
*,^	CEL-SCI Corp.	56,924	94
*	Champions Oncology Inc.	23,452	86
*,^	OpGen Inc.	266,597	81
*,^	Argos Therapeutics Inc.	435,936	78
*	Soleno Therapeutics Inc.	144,413	75
*,^	Hemispherx Biopharma Inc.	228,709	74
*,^	Tenax Therapeutics Inc.	185,121	67
*,^	Amedica Corp.	220,507	66
*	Milestone Scientific Inc.	48,370	60
*	ARCA biopharma Inc.	38,495	42
*,^	Cesca Therapeutics Inc.	11,880	42
*,^	Arcadia Biosciences Inc.	85,834	37
*,^	Avinger Inc.	73,297	28
*	ProPhase Labs Inc.	12,497	27
*	Micron Solutions Inc.	6,986	27
*	Precipio Inc.	9,883	21
*	Biomerica Inc.	5,200	14
*	Onconova Therapeutics Inc.	7,096	12
*	NovaBay Pharmaceuticals Inc.	2,451	11
*	Bioptix Inc.	800	4
*	American Shared Hospital Services	992	3
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			81,441,676
Industrials (13.2%)
	General Electric Co.	205,585,578	4,971,059
	Boeing Co.	13,333,182	3,389,428
	3M Co.	14,169,388	2,974,155
	Honeywell International Inc.	18,053,740	2,558,937
	Union Pacific Corp.	19,003,293	2,203,812
	Accenture plc Class A	14,677,879	1,982,541
	United Technologies Corp.	17,069,452	1,981,422
	United Parcel Service Inc. Class B	16,356,475	1,964,249
	Lockheed Martin Corp.	5,813,875	1,803,987
	Caterpillar Inc.	14,027,868	1,749,415
*	PayPal Holdings Inc.	27,127,172	1,736,953

FedEx Corp.	5,730,601	1,292,709
Raytheon Co.	6,893,063	1,286,108
Danaher Corp.	14,845,858	1,273,478
General Dynamics Corp.	6,047,024	1,243,147
Northrop Grumman Corp.	4,137,038	1,190,309
CSX Corp.	20,597,013	1,117,594
Automatic Data Processing Inc.	10,021,981	1,095,603
Illinois Tool Works Inc.	6,941,820	1,027,112
Emerson Electric Co.	15,196,634	954,956
Deere & Co.	7,589,956	953,223
Norfolk Southern Corp.	6,839,199	904,416
Johnson Controls International plc	22,133,993	891,779
Waste Management Inc.	10,440,592	817,185
Eaton Corp. plc	10,552,322	810,313
Fidelity National Information Services Inc.	7,881,827	736,084
Sherwin-Williams Co.	1,994,367	714,063
TE Connectivity Ltd.	8,392,852	697,110
* Fiserv Inc.	4,993,597	643,974
Cummins Inc.	3,778,712	634,937
Amphenol Corp. Class A	7,257,341	614,261
PACCAR Inc.	8,338,361	603,197
Roper Technologies Inc.	2,424,692	590,170
Parker-Hannifin Corp.	3,156,365	552,427
Rockwell Automation Inc.	3,049,069	543,375
Ingersoll-Rand plc	6,021,562	536,943
Fortive Corp.	7,421,936	525,399
Rockwell Collins Inc.	3,855,432	503,944
Agilent Technologies Inc.	7,627,527	489,687
Paychex Inc.	7,677,873	460,365
Waste Connections Inc.	6,262,518	438,126
* Mettler-Toledo International Inc.	609,031	381,351
Vulcan Materials Co.	3,136,597	375,137
Republic Services Inc. Class A	5,629,001	371,852
AMETEK Inc.	5,480,985	361,964
L3 Technologies Inc.	1,856,074	349,740
Ball Corp.	8,347,721	344,761
Global Payments Inc.	3,616,585	343,684
WestRock Co.	6,029,084	342,030
* FleetCor Technologies Inc.	2,181,373	337,611
Dover Corp.	3,692,779	337,483
Fastenal Co.	6,839,282	311,734
* Verisk Analytics Inc. Class A	3,712,662	308,856
Martin Marietta Materials Inc.	1,489,160	307,109
Textron Inc.	5,655,243	304,704
Masco Corp.	7,542,188	294,221
Cintas Corp.	2,001,022	288,707
TransDigm Group Inc.	1,107,961	283,250
* United Rentals Inc.	2,005,445	278,235
Kansas City Southern	2,503,090	272,036
* Vantiv Inc. Class A	3,854,607	271,634
Xylem Inc.	4,259,007	266,742
Pentair plc	3,879,753	263,668
Total System Services Inc.	3,931,760	257,530
Expeditors International of Washington Inc.	4,296,719	257,202
Packaging Corp. of America	2,236,610	256,494
CH Robinson Worldwide Inc.	3,332,984	253,640
Alliance Data Systems Corp.	1,118,771	247,864

	Fortune Brands Home & Security Inc.	3,643,420	244,947
	Huntington Ingalls Industries Inc.	1,077,556	244,002
*	Trimble Inc.	6,013,204	236,018
^	WW Grainger Inc.	1,299,400	233,567
	JB Hunt Transport Services Inc.	2,075,346	230,529
*	CoStar Group Inc.	848,022	227,482
	Broadridge Financial Solutions Inc.	2,770,674	223,926
	IDEX Corp.	1,818,302	220,869
	Spirit AeroSystems Holdings Inc. Class A	2,808,898	218,308
	Cognex Corp.	1,951,571	215,219
	AO Smith Corp.	3,469,997	206,222
	Owens Corning	2,644,520	204,554
*,^	Sensata Technologies Holding NV	4,067,239	195,512
	Allegion plc	2,260,780	195,490
	Sealed Air Corp.	4,523,828	193,258
*	Crown Holdings Inc.	3,216,330	192,079
*	XPO Logistics Inc.	2,791,344	189,197
	Jack Henry & Associates Inc.	1,840,116	189,146
*	First Data Corp. Class A	10,470,099	188,881
	ManpowerGroup Inc.	1,585,495	186,803
*	Keysight Technologies Inc.	4,403,031	183,430
	Orbital ATK Inc.	1,366,679	181,987
	PerkinElmer Inc.	2,614,379	180,314
*	Berry Global Group Inc.	3,094,628	175,311
*	TransUnion	3,666,313	173,270
	Old Dominion Freight Line Inc.	1,566,143	172,448
*	HD Supply Holdings Inc.	4,776,945	172,304
	Acuity Brands Inc.	999,327	171,165
	Xerox Corp.	5,120,963	170,477
	Lennox International Inc.	949,988	170,019
*	Arrow Electronics Inc.	2,101,452	168,978
	Jacobs Engineering Group Inc.	2,870,520	167,265
	Graco Inc.	1,332,871	164,863
^	Wabtec Corp.	2,049,487	155,249
*	IPG Photonics Corp.	832,474	154,058
	Hubbell Inc. Class B	1,305,455	151,459
	Carlisle Cos. Inc.	1,505,682	151,005
	Toro Co.	2,428,501	150,713
	Oshkosh Corp.	1,775,108	146,517
*	Stericycle Inc.	2,023,640	144,933
	Donaldson Co. Inc.	3,140,322	144,266
	Robert Half International Inc.	2,853,719	143,656
	Fluor Corp.	3,316,022	139,605
	Nordson Corp.	1,163,156	137,834
*	Coherent Inc.	584,702	137,504
*	Zebra Technologies Corp.	1,260,606	136,877
*	AECOM	3,711,019	136,603
	Macquarie Infrastructure Corp.	1,859,606	134,226
*	Quanta Services Inc.	3,581,443	133,839
	Flowserve Corp.	3,098,028	131,945
*	Knight-Swift Transportation Holdings Inc.	3,147,412	130,775
	Universal Display Corp.	1,003,515	129,303
	Lincoln Electric Holdings Inc.	1,404,021	128,721
	AptarGroup Inc.	1,490,124	128,613
	FLIR Systems Inc.	3,260,793	126,877
	Allison Transmission Holdings Inc.	3,371,693	126,540
	BWX Technologies Inc.	2,245,411	125,788

	Booz Allen Hamilton Holding Corp. Class A	3,357,635	125,542
	Hexcel Corp.	2,135,770	122,636
*	Teledyne Technologies Inc.	756,428	120,408
	MDU Resources Group Inc.	4,633,980	120,252
	Sonoco Products Co.	2,361,610	119,143
	National Instruments Corp.	2,802,613	118,186
	AGCO Corp.	1,601,598	118,150
	Eagle Materials Inc.	1,091,658	116,480
	Watsco Inc.	718,751	115,769
	Avnet Inc.	2,941,051	115,583
	Trinity Industries Inc.	3,595,716	114,703
*	WEX Inc.	1,017,767	114,214
*	Euronet Worldwide Inc.	1,185,583	112,381
	Jabil Inc.	3,845,467	109,788
	HEICO Corp. Class A	1,432,347	109,145
*	Genesee & Wyoming Inc. Class A	1,457,468	107,867
	Ryder System Inc.	1,259,401	106,482
	Littelfuse Inc.	540,047	105,784
	Graphic Packaging Holding Co.	7,335,754	102,334
	Woodward Inc.	1,311,310	101,771
	MAXIMUS Inc.	1,542,965	99,521
	Genpact Ltd.	3,450,466	99,201
	Landstar System Inc.	995,268	99,178
	Curtiss-Wright Corp.	945,218	98,813
	Air Lease Corp. Class A	2,314,932	98,662
	Bemis Co. Inc.	2,160,734	98,465
	EMCOR Group Inc.	1,408,781	97,741
*	Owens-Illinois Inc.	3,869,248	97,350
	Crane Co.	1,201,143	96,079
	Brink's Co.	1,137,487	95,833
*	CoreLogic Inc.	2,011,919	92,991
*	Louisiana-Pacific Corp.	3,433,186	92,971
	ITT Inc.	2,088,009	92,436
	Terex Corp.	2,029,594	91,372
	Barnes Group Inc.	1,213,575	85,484
	Valmont Industries Inc.	538,658	85,162
*	Kirby Corp.	1,279,988	84,415
	Regal Beloit Corp.	1,058,170	83,595
	Deluxe Corp.	1,139,717	83,154
	Timken Co.	1,682,105	81,666
*	Summit Materials Inc. Class A	2,518,551	80,669
	Belden Inc.	1,001,669	80,664
	MSC Industrial Direct Co. Inc. Class A	1,064,936	80,477
*	Colfax Corp.	1,900,172	79,123
	Kennametal Inc.	1,910,575	77,073
	John Bean Technologies Corp.	753,312	76,160
*	Conduent Inc.	4,746,396	74,376
*	MasTec Inc.	1,576,600	73,154
*	Itron Inc.	924,624	71,612
	EnerSys	1,028,229	71,123
*	Clean Harbors Inc.	1,224,451	69,426
*	RBC Bearings Inc.	549,957	68,827
*	Generac Holdings Inc.	1,485,652	68,236
*,^	USG Corp.	2,048,627	66,888
*	Sanmina Corp.	1,799,523	66,852
*	WESCO International Inc.	1,145,531	66,727
*	KLX Inc.	1,227,413	64,967

	MSA Safety Inc.	814,849	64,789
*	Moog Inc. Class A	775,136	64,670
*	Esterline Technologies Corp.	712,451	64,227
*	On Assignment Inc.	1,187,983	63,771
	Tetra Tech Inc.	1,352,695	62,968
*	Trex Co. Inc.	695,869	62,677
*	Rexnord Corp.	2,455,825	62,403
	Applied Industrial Technologies Inc.	930,868	61,251
	Vishay Intertechnology Inc.	3,171,007	59,615
	KBR Inc.	3,332,052	59,577
	Convergys Corp.	2,231,085	57,763
*	Rogers Corp.	432,933	57,701
*	Anixter International Inc.	673,686	57,263
*	WageWorks Inc.	943,244	57,255
	GATX Corp.	927,610	57,104
	UniFirst Corp.	374,596	56,751
*	Aerojet Rocketdyne Holdings Inc.	1,604,826	56,185
*	II-VI Inc.	1,354,116	55,722
	ABM Industries Inc.	1,329,589	55,457
*	TopBuild Corp.	849,025	55,331
	Granite Construction Inc.	952,011	55,169
*,^	Cimpress NV	557,141	54,410
	Silgan Holdings Inc.	1,845,965	54,327
*	Meritor Inc.	2,088,497	54,322
	World Fuel Services Corp.	1,549,586	52,546
*	DigitalGlobe Inc.	1,477,976	52,099
*	AMN Healthcare Services Inc.	1,139,748	52,086
*	Armstrong World Industries Inc.	1,007,692	51,644
*	Advisory Board Co.	962,445	51,611
*	Navistar International Corp.	1,166,662	51,415
*	Masonite International Corp.	702,930	48,643
	Korn/Ferry International	1,228,816	48,452
	Mueller Water Products Inc. Class A	3,772,658	48,290
*	Builders FirstSource Inc.	2,666,882	47,977
	Simpson Manufacturing Co. Inc.	973,943	47,762
*,^	MACOM Technology Solutions Holdings Inc.	1,069,238	47,699
	Mueller Industries Inc.	1,331,618	46,540
	Watts Water Technologies Inc. Class A	668,431	46,255
	Exponent Inc.	619,112	45,752
*	Proto Labs Inc.	567,055	45,535
*	Plexus Corp.	810,558	45,456
	Universal Forest Products Inc.	459,784	45,132
*	ExlService Holdings Inc.	771,406	44,988
*	JELD-WEN Holding Inc.	1,250,425	44,415
	Greif Inc. Class A	738,510	43,232
	Franklin Electric Co. Inc.	945,522	42,407
	Forward Air Corp.	727,445	41,632
^	Covanta Holding Corp.	2,794,548	41,499
*	Benchmark Electronics Inc.	1,198,942	40,944
	Brady Corp. Class A	1,078,496	40,929
	EnPro Industries Inc.	507,482	40,868
	Otter Tail Corp.	941,067	40,795
*	Harsco Corp.	1,926,708	40,268
^	Chicago Bridge & Iron Co. NV	2,394,487	40,227
	Insperity Inc.	449,528	39,558
*	Atlas Air Worldwide Holdings Inc.	596,575	39,255
	Albany International Corp.	683,258	39,219

*	OSI Systems Inc.	425,335	38,863
*	Integer Holdings Corp.	750,056	38,365
	Werner Enterprises Inc.	1,043,382	38,136
*	Saia Inc.	606,273	37,983
	Triton International Ltd.	1,134,010	37,740
*	SPX FLOW Inc.	964,867	37,205
*,^	Ambarella Inc.	758,038	37,151
	Kaman Corp.	661,086	36,875
	Mobile Mini Inc.	1,047,438	36,084
	Methode Electronics Inc.	830,041	35,152
	ESCO Technologies Inc.	580,817	34,820
	Actuant Corp. Class A	1,349,352	34,543
*	FTI Consulting Inc.	950,168	33,712
	Triumph Group Inc.	1,125,906	33,496
*	TTM Technologies Inc.	2,175,366	33,435
*	TriNet Group Inc.	993,785	33,411
	Apogee Enterprises Inc.	683,482	32,985
	AAON Inc.	945,898	32,610
*	Air Transport Services Group Inc.	1,339,551	32,605
	Badger Meter Inc.	665,141	32,592
*	Gardner Denver Holdings Inc.	1,181,092	32,504
*	Hub Group Inc. Class A	756,609	32,496
	Standex International Corp.	305,834	32,480
*	Novanta Inc.	743,965	32,437
*	Knowles Corp.	2,119,315	32,362
*	Installed Building Products Inc.	496,633	32,182
	Comfort Systems USA Inc.	892,653	31,868
*	Boise Cascade Co.	912,194	31,836
	Altra Industrial Motion Corp.	661,251	31,806
*	American Woodmark Corp.	328,765	31,644
*	Cotiviti Holdings Inc.	876,078	31,521
	Greenbrier Cos. Inc.	652,167	31,402
*	Fabrinet	845,915	31,350
*	Imperva Inc.	717,056	31,120
*	BMC Stock Holdings Inc.	1,447,507	30,904
	Wabash National Corp.	1,342,824	30,643
*	Patrick Industries Inc.	362,712	30,504
	Federal Signal Corp.	1,429,315	30,416
*	Paylocity Holding Corp.	619,568	30,247
	AZZ Inc.	619,381	30,164
	Viad Corp.	491,116	29,909
	Cubic Corp.	581,094	29,636
*	TriMas Corp.	1,094,357	29,548
	Sun Hydraulics Corp.	546,216	29,496
	Aircastle Ltd.	1,316,666	29,348
	AAR Corp.	776,397	29,332
	Matson Inc.	1,025,467	28,898
*	SPX Corp.	972,907	28,545
	Tennant Co.	425,047	28,138
	HEICO Corp.	313,073	28,117
*,^	US Concrete Inc.	367,380	28,031
	Raven Industries Inc.	859,213	27,839
	US Ecology Inc.	516,232	27,773
	Astec Industries Inc.	493,562	27,644
*	Aerovironment Inc.	510,592	27,633
	Heartland Express Inc.	1,092,829	27,408
*	Manitowoc Co. Inc.	3,031,967	27,288

	Primoris Services Corp.	927,368	27,283
	ManTech International Corp. Class A	616,196	27,205
*,^	Axon Enterprise Inc.	1,193,237	27,051
*	Sykes Enterprises Inc.	921,588	26,874
*,^	Kratos Defense & Security Solutions Inc.	2,052,979	26,853
*	Tutor Perini Corp.	942,306	26,761
	Multi-Color Corp.	324,710	26,610
^	Schneider National Inc. Class B	1,021,313	25,839
*	KEMET Corp.	1,196,463	25,281
*,^	Evolent Health Inc. Class A	1,412,356	25,140
*	Cardtronics plc Class A	1,085,740	24,983
*	Veeco Instruments Inc.	1,156,025	24,739
	Kadant Inc.	249,759	24,614
*,^	Inovalon Holdings Inc. Class A	1,436,982	24,501
	McGrath RentCorp	552,702	24,181
*	Advanced Disposal Services Inc.	957,541	24,120
	Alamo Group Inc.	224,304	24,084
*	Continental Building Products Inc.	925,683	24,068
	Argan Inc.	351,666	23,650
	Lindsay Corp.	254,384	23,378
*	ICF International Inc.	433,142	23,368
*	Gibraltar Industries Inc.	749,725	23,354
*	Milacron Holdings Corp.	1,379,240	23,254
*	Lydall Inc.	394,940	22,630
*	GMS Inc.	638,773	22,613
*	TrueBlue Inc.	999,115	22,430
	H&E Equipment Services Inc.	759,625	22,181
	EVERTEC Inc.	1,381,564	21,898
	AVX Corp.	1,195,072	21,786
	CIRCOR International Inc.	396,894	21,603
	MTS Systems Corp.	403,717	21,579
	General Cable Corp.	1,137,735	21,446
	Encore Wire Corp.	469,533	21,023
	Materion Corp.	485,810	20,963
*	MINDBODY Inc. Class A	806,770	20,855
^	Sturm Ruger & Co. Inc.	402,915	20,831
*	CBIZ Inc.	1,255,792	20,407
	Douglas Dynamics Inc.	509,750	20,084
*,^	American Outdoor Brands Corp.	1,290,533	19,681
	ArcBest Corp.	582,253	19,476
	Marten Transport Ltd.	920,343	18,913
	Quanex Building Products Corp.	820,070	18,821
*	Navigant Consulting Inc.	1,105,455	18,704
	Griffon Corp.	832,913	18,491
*	Huron Consulting Group Inc.	532,790	18,275
	Kelly Services Inc. Class A	724,423	18,176
	NN Inc.	614,040	17,807
	CTS Corp.	735,589	17,728
	Global Brass & Copper Holdings Inc.	522,135	17,648
*	Floor & Decor Holdings Inc. Class A	453,012	17,636
	RR Donnelley & Sons Co.	1,701,831	17,529
*	Casella Waste Systems Inc. Class A	930,623	17,496
*	Donnelley Financial Solutions Inc.	811,070	17,487
*	Aegion Corp. Class A	749,865	17,457
	Columbus McKinnon Corp.	459,444	17,399
	Schnitzer Steel Industries Inc.	607,209	17,093
*	PGT Innovations Inc.	1,129,940	16,893

	Quad/Graphics Inc.	739,064	16,710
	Advanced Drainage Systems Inc.	797,966	16,159
*	FARO Technologies Inc.	407,258	15,578
*	Control4 Corp.	526,991	15,525
*	Engility Holdings Inc.	439,092	15,228
*	RPX Corp.	1,129,921	15,005
*	Atkore International Group Inc.	768,084	14,985
	Hyster-Yale Materials Handling Inc.	194,381	14,858
	Landauer Inc.	217,054	14,608
	TeleTech Holdings Inc.	345,635	14,430
*	NCI Building Systems Inc.	918,170	14,323
	Myers Industries Inc.	677,959	14,203
*	Thermon Group Holdings Inc.	782,716	14,081
*	TimkenSteel Corp.	830,542	13,704
	Cass Information Systems Inc.	215,143	13,649
*	Kimball Electronics Inc.	615,440	13,324
	LSC Communications Inc.	795,747	13,138
	Gorman-Rupp Co.	397,914	12,960
*	Wesco Aircraft Holdings Inc.	1,359,546	12,780
*	InnerWorkings Inc.	1,106,789	12,451
*	Echo Global Logistics Inc.	644,936	12,157
*	Everi Holdings Inc.	1,596,906	12,121
*	Astronics Corp.	402,036	11,961
	VSE Corp.	209,897	11,935
*	Cross Country Healthcare Inc.	836,428	11,902
	Essendant Inc.	901,420	11,872
*	DXP Enterprises Inc.	374,964	11,808
	Ennis Inc.	595,527	11,702
*	CAI International Inc.	384,065	11,645
	Kforce Inc.	573,612	11,587
	Mesa Laboratories Inc.	77,008	11,499
^	REV Group Inc.	392,469	11,287
	Insteel Industries Inc.	432,092	11,282
*	PHH Corp.	794,049	11,061
*	MYR Group Inc.	377,204	10,992
*	NV5 Global Inc.	196,764	10,753
*	YRC Worldwide Inc.	771,824	10,651
*	Electro Scientific Industries Inc.	745,008	10,371
*	International Seaways Inc.	525,846	10,359
*	Horizon Global Corp.	547,555	9,659
*	Bazaarvoice Inc.	1,892,427	9,368
*	Sterling Construction Co. Inc.	612,033	9,321
	Resources Connection Inc.	669,770	9,310
	NVE Corp.	117,655	9,291
*,^	Team Inc.	690,829	9,223
	Park-Ohio Holdings Corp.	202,049	9,213
	Barrett Business Services Inc.	161,923	9,154
	Heidrick & Struggles International Inc.	428,679	9,067
	Daktronics Inc.	854,022	9,027
*	Armstrong Flooring Inc.	551,965	8,693
*	Covenant Transportation Group Inc. Class A	297,596	8,624
	B. Riley Financial Inc.	504,217	8,597
*	Ply Gem Holdings Inc.	501,707	8,554
*	Mistras Group Inc.	410,104	8,407
*	GP Strategies Corp.	272,197	8,397
	Spartan Motors Inc.	737,355	8,148
*	Ducommun Inc.	254,156	8,146

	CRA International Inc.	198,431	8,146
	Miller Industries Inc.	282,921	7,908
*	Vicor Corp.	330,979	7,811
	Park Electrochemical Corp.	421,724	7,802
*	Heritage-Crystal Clean Inc.	352,119	7,659
*	Daseke Inc.	586,222	7,650
	NACCO Industries Inc. Class A	88,703	7,611
*	Landec Corp.	585,732	7,585
	American Railcar Industries Inc.	195,053	7,529
*,^	Eagle Bulk Shipping Inc.	1,605,274	7,272
*,^	Energy Recovery Inc.	871,318	6,883
*,^	Hudson Technologies Inc.	879,257	6,867
*	Roadrunner Transportation Systems Inc.	683,296	6,512
	Bel Fuse Inc. Class B	208,520	6,506
*	Great Lakes Dredge & Dock Corp.	1,328,801	6,445
*	Willdan Group Inc.	197,959	6,426
	Powell Industries Inc.	207,649	6,227
*,^	CryoPort Inc.	615,296	6,061
*	ServiceSource International Inc.	1,744,431	6,036
	Hurco Cos. Inc.	143,541	5,971
	CECO Environmental Corp.	677,557	5,732
*,^	Blue Bird Corp.	270,828	5,579
*	Vishay Precision Group Inc.	226,102	5,517
*	Era Group Inc.	488,843	5,470
^	Advanced Emissions Solutions Inc.	488,559	5,359
*	Acacia Research Corp.	1,156,570	5,262
	FreightCar America Inc.	268,727	5,256
*,^	Energous Corp.	414,206	5,244
*	Foundation Building Materials Inc.	369,949	5,231
	Omega Flex Inc.	72,341	5,197
*,^	MicroVision Inc.	1,852,333	5,149
*	Layne Christensen Co.	405,547	5,090
*	Sparton Corp.	218,257	5,066
*	UFP Technologies Inc.	176,855	4,970
	National Research Corp. Class A	130,288	4,912
*	Neff Corp. Class A	194,688	4,867
*	Hill International Inc.	997,335	4,737
	National Research Corp. Class B	87,371	4,724
*	Franklin Covey Co.	230,462	4,678
	DMC Global Inc.	276,412	4,671
^	Celadon Group Inc.	685,746	4,629
*	Commercial Vehicle Group Inc.	626,377	4,604
*	PRGX Global Inc.	647,122	4,530
	Eastern Co.	155,797	4,471
*	Iteris Inc.	666,209	4,430
*	Planet Payment Inc.	1,029,599	4,417
*,^	Babcock & Wilcox Enterprises Inc.	1,284,469	4,277
*	Intevac Inc.	504,961	4,267
	Allied Motion Technologies Inc.	168,368	4,266
*	Twin Disc Inc.	228,743	4,257
*	LB Foster Co. Class A	186,939	4,253
	Graham Corp.	203,710	4,243
*	Radiant Logistics Inc.	799,088	4,243
*	Northwest Pipe Co.	219,968	4,184
*	Maxwell Technologies Inc.	806,166	4,136
	Crawford & Co. Class B	342,589	4,097
*	Orion Group Holdings Inc.	609,754	4,000

	Hardinge Inc.	256,722	3,920
*	Information Services Group Inc.	963,708	3,874
	United States Lime & Minerals Inc.	46,119	3,874
*	Overseas Shipholding Group Inc. Class A	1,423,271	3,743
	Universal Logistics Holdings Inc.	182,231	3,727
*	Goldfield Corp.	583,223	3,674
	LSI Industries Inc.	549,899	3,635
*	IES Holdings Inc.	205,691	3,558
	BG Staffing Inc.	203,010	3,360
	Crawford & Co. Class A	350,679	3,360
*	Astronics Corp. Class B	111,356	3,316
*	Huttig Building Products Inc.	458,582	3,238
*	ARC Document Solutions Inc.	781,795	3,198
*	DHI Group Inc.	1,222,391	3,178
*	StarTek Inc.	269,334	3,165
*	Gencor Industries Inc.	177,136	3,126
*	Asure Software Inc.	242,807	3,016
*	Manitex International Inc.	332,754	2,988
*	CyberOptics Corp.	183,800	2,987
*	Nuvectra Corp.	220,633	2,926
*	Willis Lease Finance Corp.	116,129	2,856
*,^	ExOne Co.	240,185	2,729
*	Napco Security Technologies Inc.	277,803	2,695
*,^	Arotech Corp.	636,010	2,671
*	Lawson Products Inc.	100,829	2,541
*	Houston Wire & Cable Co.	474,413	2,491
*	PFSweb Inc.	295,605	2,468
*,^	Aqua Metals Inc.	353,665	2,423
	Global Water Resources Inc.	252,859	2,382
^	EnviroStar Inc.	74,359	2,056
	Richardson Electronics Ltd.	338,852	2,023
*,^	Forterra Inc.	444,888	2,002
*,^	CUI Global Inc.	541,573	1,998
*,^	Revolution Lighting Technologies Inc.	288,439	1,875
*	USA Truck Inc.	133,429	1,875
*	Ameresco Inc. Class A	239,696	1,870
*	Frequency Electronics Inc.	191,069	1,794
*	Aspen Aerogels Inc.	394,699	1,717
*	Sharps Compliance Corp.	358,366	1,713
*	American Superconductor Corp.	366,123	1,662
*,^	Workhorse Group Inc.	596,173	1,645
*	Key Technology Inc.	85,625	1,617
*	PAM Transportation Services Inc.	65,444	1,566
*	Transcat Inc.	110,874	1,513
*	ALJ Regional Holdings Inc.	433,960	1,502
*	Mattersight Corp.	532,688	1,492
*	Perceptron Inc.	188,302	1,486
*	IntriCon Corp.	119,909	1,451
*	Ballantyne Strong Inc.	232,067	1,416
*	ModusLink Global Solutions Inc.	734,178	1,380
*	Xerium Technologies Inc.	278,036	1,329
*	Ultralife Corp.	196,161	1,324
*	CPI Aerostructures Inc.	139,269	1,302
*	BlueLinx Holdings Inc.	118,815	1,227
*	Broadwind Energy Inc.	372,310	1,206
	Black Box Corp.	364,910	1,186
*	Perma-Pipe International Holdings Inc.	136,141	1,150

*,^	Applied DNA Sciences Inc.	397,507	1,141
*	LightPath Technologies Inc. Class A	418,197	1,071
*	Lincoln Educational Services Corp.	411,837	1,030
*	IEC Electronics Corp.	192,084	947
*,^	eMagin Corp.	407,071	916
*	ShotSpotter Inc.	64,305	865
*,^	UQM Technologies Inc.	750,614	863
	Espey Manufacturing & Electronics Corp.	36,403	819
*	Taylor Devices Inc.	67,427	790
*	Innovative Solutions & Support Inc.	206,801	753
*,^	Energy Focus Inc.	274,872	750
*	Perma-Fix Environmental Services	189,166	719
*,^	Synthesis Energy Systems Inc.	1,306,389	705
*	Universal Technical Institute Inc.	177,946	617
*	Volt Information Sciences Inc.	186,827	589
*,^	ClearSign Combustion Corp.	165,450	587
	Greif Inc. Class B	8,305	534
	AMCON Distributing Co.	5,948	528
*	Luna Innovations Inc.	282,441	477
*	Orion Energy Systems Inc.	393,206	440
*	Hudson Global Inc.	286,626	418
*,^	Odyssey Marine Exploration Inc.	93,530	402
*,^	Research Frontiers Inc.	320,612	382
*,^	Cenveo Inc.	108,320	380
	Chicago Rivet & Machine Co.	11,328	351
*	Air T Inc.	19,270	341
*,^	Vertex Energy Inc.	440,210	335
*	DLH Holdings Corp.	51,584	334
*,^	EnSync Inc.	611,794	315
*	Wireless Telecom Group Inc.	185,057	309
^	Cemtrex Inc.	100,908	302
*,^	Turtle Beach Corp.	360,823	299
*,^	AMREP Corp.	41,838	289
	Bel Fuse Inc. Class A	10,580	281
*	ENGlobal Corp.	215,427	274
*,^	Capstone Turbine Corp.	390,853	272
*,^	Polar Power Inc.	54,012	257
	Ecology and Environment Inc.	21,480	256
	RF Industries Ltd.	106,818	246
*	Pioneer Power Solutions Inc.	30,547	232
*,^	root9B Holdings Inc.	112,737	226
*	Image Sensing Systems Inc.	74,588	220
*	SigmaTron International Inc.	26,179	219
*,^	GEE Group Inc.	70,170	207
*	Fuel Tech Inc.	179,252	183
*	Continental Materials Corp.	8,941	180
*,^	Patriot National Inc.	117,174	158
*,^	Digital Ally Inc.	62,905	151
*	Astrotech Corp.	150,256	149
*	Echelon Corp.	30,596	143
*	ASV Holdings Inc.	17,243	141
*	Sypris Solutions Inc.	87,741	126
*	Rubicon Technology Inc.	13,965	115
*	American Electric Technologies Inc.	65,960	106
*,^	Limbach Holdings Inc.	7,350	97
*	SIFCO Industries Inc.	16,533	94
*	Industrial Services of America Inc.	55,088	91

*	AeroCentury Corp.	4,472	63
*,^	Payment Data Systems Inc.	38,549	62
	Issuer Direct Corp.	4,382	58
*	Command Security Corp.	15,885	48
*,^	Quest Resource Holding Corp.	39,194	44
	Servotronics Inc.	4,914	42
*	Tel-Instrument Electronics Corp.	5,197	18
*	Air Industries Group	9,355	13
*	Art's-Way Manufacturing Co. Inc.	4,142	10
*	Professional Diversity Network Inc.	2,485	9
*	Nortech Systems Inc.	2,106	7
*	Electro-Sensors Inc.	1,291	5
*	Interlink Electronics Inc.	462	3
*	Jewett-Cameron Trading Co. Ltd.	185	3
*	Coda Octopus Group Inc.	330	1
*,2	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			82,020,967
Oil & Gas (5.7%)
	Exxon Mobil Corp.	100,615,219	8,248,436
	Chevron Corp.	44,998,897	5,287,370
	Schlumberger Ltd.	32,870,819	2,293,068
	ConocoPhillips	28,892,359	1,446,063
	EOG Resources Inc.	13,709,378	1,326,245
	Occidental Petroleum Corp.	18,152,436	1,165,568
	Phillips 66	10,318,101	945,241
	Halliburton Co.	19,640,126	904,035
	Kinder Morgan Inc.	45,043,369	863,932
	Valero Energy Corp.	10,479,458	806,185
	Marathon Petroleum Corp.	12,011,641	673,613
	Anadarko Petroleum Corp.	13,303,706	649,886
	Pioneer Natural Resources Co.	4,036,883	595,602
	Williams Cos. Inc.	19,608,424	588,449
*	Concho Resources Inc.	3,529,503	464,906
	Devon Energy Corp.	11,853,908	435,157
	Apache Corp.	9,041,641	414,107
	Baker Hughes a GE Co.	10,159,826	372,053
	Andeavor	3,536,027	364,741
	Hess Corp.	7,164,839	335,959
	Noble Energy Inc.	11,557,375	327,767
	National Oilwell Varco Inc.	9,013,470	322,051
	Cabot Oil & Gas Corp.	10,977,278	293,642
	Marathon Oil Corp.	20,160,753	273,380
	EQT Corp.	4,111,379	268,226
	Cimarex Energy Co.	2,261,491	257,064
	Targa Resources Corp.	5,119,539	242,154
*	Diamondback Energy Inc.	2,328,651	228,115
*	Cheniere Energy Inc.	4,790,349	215,757
	OGE Energy Corp.	4,738,158	170,716
	HollyFrontier Corp.	4,205,729	151,280
*	Parsley Energy Inc. Class A	5,582,685	147,048
*	Newfield Exploration Co.	4,736,831	140,542
*	Energen Corp.	2,304,622	126,017
	Helmerich & Payne Inc.	2,315,022	120,636
*	Rice Energy Inc.	4,052,432	117,277
	Range Resources Corp.	5,885,426	115,178
*	WPX Energy Inc.	9,456,962	108,755
*,^	Weatherford International plc	23,516,875	107,707

	Patterson-UTI Energy Inc.	5,073,101	106,231
*	RSP Permian Inc.	3,021,240	104,505
*	Antero Resources Corp.	5,234,200	104,161
	Murphy Oil Corp.	3,898,477	103,544
^	Core Laboratories NV	1,044,144	103,057
*,^	Transocean Ltd.	9,316,745	100,248
*,^	Chesapeake Energy Corp.	20,595,813	88,562
*	Continental Resources Inc.	2,231,936	86,175
*	First Solar Inc.	1,857,101	85,204
*	PDC Energy Inc.	1,562,150	76,592
*	Southwestern Energy Co.	12,104,733	73,960
^	PBF Energy Inc. Class A	2,596,006	71,676
	Oceaneering International Inc.	2,325,819	61,099
*,^	Matador Resources Co.	2,022,318	54,906
*	Callon Petroleum Co.	4,782,947	53,760
	SemGroup Corp. Class A	1,864,468	53,603
*	Gulfport Energy Corp.	3,712,179	53,233
	Nabors Industries Ltd.	6,434,301	51,925
*	Oasis Petroleum Inc.	5,612,159	51,183
*,^	Centennial Resource Development Inc. Class A	2,758,413	49,569
*	QEP Resources Inc.	5,719,311	49,015
*	McDermott International Inc.	6,724,871	48,890
*	Laredo Petroleum Inc.	3,747,830	48,459
	SM Energy Co.	2,653,396	47,071
*,^	Whiting Petroleum Corp.	8,574,197	46,815
	Delek US Holdings Inc.	1,734,057	46,351
	Pattern Energy Group Inc. Class A	1,869,323	45,051
*,^	SRC Energy Inc.	4,531,369	43,818
^	Ensco plc Class A	7,179,009	42,859
*	C&J Energy Services Inc.	1,353,363	40,560
*	Ultra Petroleum Corp.	4,646,299	40,283
*	Dril-Quip Inc.	890,380	39,310
*,^	Rowan Cos. plc Class A	3,026,108	38,885
*	Superior Energy Services Inc.	3,633,281	38,803
^	RPC Inc.	1,555,043	38,550
*,^	Extraction Oil & Gas Inc.	2,476,310	38,110
*	MRC Global Inc.	2,133,436	37,314
*	NOW Inc.	2,560,454	35,360
*	Carrizo Oil & Gas Inc.	1,836,103	31,452
*	Oil States International Inc.	1,210,966	30,698
*	Chart Industries Inc.	738,324	28,964
*	Noble Corp. plc	5,928,425	27,271
*	Unit Corp.	1,257,481	25,879
*	Exterran Corp.	812,264	25,676
*	Forum Energy Technologies Inc.	1,607,675	25,562
*	Helix Energy Solutions Group Inc.	3,357,309	24,811
*	Halcon Resources Corp.	3,392,260	23,067
*,^	Diamond Offshore Drilling Inc.	1,468,294	21,290
	Archrock Inc.	1,693,949	21,259
*,^	Tidewater Inc.	713,841	20,759
*	Newpark Resources Inc.	1,980,750	19,808
	Green Plains Inc.	943,741	19,016
*	Ring Energy Inc.	1,227,969	17,793
*	SEACOR Holdings Inc.	378,321	17,444
*,^	Atwood Oceanics Inc.	1,800,175	16,904
*	SandRidge Energy Inc.	818,426	16,442
*	Par Pacific Holdings Inc.	781,053	16,246

*,^	Tellurian Inc.	1,515,554	16,186
*,^	Plug Power Inc.	5,373,289	14,024
*	Stone Energy Corp.	476,258	13,840
*,^	Resolute Energy Corp.	462,100	13,720
*	Bonanza Creek Energy Inc.	413,022	13,626
*,^	Penn Virginia Corp.	339,773	13,584
*,^	Keane Group Inc.	811,913	13,543
*,^	Denbury Resources Inc.	9,985,600	13,381
*	REX American Resources Corp.	141,313	13,259
*,^	ProPetro Holding Corp.	799,400	11,471
*,^	Jagged Peak Energy Inc.	808,395	11,043
*	Renewable Energy Group Inc.	896,699	10,895
	CVR Energy Inc.	417,719	10,819
*,^	California Resources Corp.	988,669	10,341
*	Basic Energy Services Inc.	511,444	9,871
*	Select Energy Services Inc. Class A	617,261	9,827
*,^	SunPower Corp. Class A	1,319,030	9,616
*	Matrix Service Co.	627,369	9,536
*	Natural Gas Services Group Inc.	324,165	9,206
	Panhandle Oil and Gas Inc. Class A	370,329	8,814
*,^	WildHorse Resource Development Corp.	621,039	8,272
*,^	Sanchez Energy Corp.	1,695,583	8,173
*	Bill Barrett Corp.	1,818,219	7,800
*	TETRA Technologies Inc.	2,646,983	7,570
*	TPI Composites Inc.	329,262	7,356
*	Midstates Petroleum Co. Inc.	461,015	7,164
*	Abraxas Petroleum Corp.	3,717,461	6,989
*	W&T Offshore Inc.	2,190,497	6,681
*,^	SEACOR Marine Holdings Inc.	414,157	6,477
*,^	Flotek Industries Inc.	1,323,073	6,152
*,^	Energy XXI Gulf Coast Inc.	564,379	5,836
*	Tesco Corp.	1,048,313	5,713
*	Geospace Technologies Corp.	305,289	5,440
*	Pacific Ethanol Inc.	959,067	5,323
*	NCS Multistage Holdings Inc.	210,885	5,078
*	Trecora Resources	374,556	4,982
*,^	Green Brick Partners Inc.	495,750	4,908
^	Bristow Group Inc.	515,415	4,819
	Evolution Petroleum Corp.	666,299	4,797
*	Pioneer Energy Services Corp.	1,875,237	4,782
*	Eclipse Resources Corp.	1,874,301	4,686
*	Willbros Group Inc.	1,408,037	4,534
	Gulf Island Fabrication Inc.	344,318	4,373
*,^	Earthstone Energy Inc. Class A	397,519	4,369
*	SilverBow Resources Inc.	177,072	4,347
*,^	CARBO Ceramics Inc.	489,512	4,225
*,^	Mammoth Energy Services Inc.	237,368	4,002
*,^	Zion Oil & Gas Inc.	1,154,963	3,938
*,^	NextDecade Corp.	374,376	3,777
*	Solaris Oilfield Infrastructure Inc. Class A	204,802	3,570
*	Parker Drilling Co.	3,161,078	3,477
*,^	EP Energy Corp. Class A	1,059,267	3,453
*	PHI Inc. NV	283,516	3,334
*,^	Smart Sand Inc.	491,521	3,333
*	Key Energy Services Inc.	249,692	3,288
*,^	Hornbeck Offshore Services Inc.	730,980	2,953
*	Independence Contract Drilling Inc.	766,882	2,914

*,^	Gastar Exploration Inc.	3,192,121	2,808
	Adams Resources & Energy Inc.	67,087	2,784
*,^	Approach Resources Inc.	1,088,545	2,732
*	Contango Oil & Gas Co.	525,164	2,642
*,^	Comstock Resources Inc.	408,720	2,485
*,^	FuelCell Energy Inc.	1,375,249	2,407
*,^	Enphase Energy Inc.	1,568,259	2,384
*,^	Lilis Energy Inc.	499,845	2,234
*	Isramco Inc.	17,021	1,974
*,^	Amyris Inc.	616,421	1,973
*,^	ION Geophysical Corp.	204,264	1,943
*	Dawson Geophysical Co.	388,009	1,758
*,^	Jones Energy Inc. Class A	814,615	1,564
*	Goodrich Petroleum Corp.	159,900	1,553
*,^	Northern Oil and Gas Inc.	1,203,811	1,083
*	PetroQuest Energy Inc.	470,480	1,077
*,^	Torchlight Energy Resources Inc.	776,093	970
*	Lonestar Resources US Inc. Class A	273,480	960
*	Cobalt International Energy Inc.	657,020	940
*,^	Rosehill Resources Inc.	112,726	928
*	Mitcham Industries Inc.	234,787	819
*	VAALCO Energy Inc.	905,215	742
*,^	Erin Energy Corp.	252,162	693
*,^	Rex Energy Corp.	214,739	580
*,^	Eco-Stim Energy Solutions Inc.	367,861	567
*,^	Stone Energy Corp. Warrants Exp. 02/28/2021	116,107	520
*	PHI Inc.	41,444	488
*,^	Ideal Power Inc.	142,140	368
^	EXCO Resources Inc.	272,375	365
*,^	Enservco Corp.	553,228	295
*	Aemetis Inc.	206,467	180
*,^	Yuma Energy Inc.	174,521	166
*,^	Superior Drilling Products Inc.	113,740	91
*,^	Ocean Power Technologies Inc.	52,165	65
*,^	Tidewater Inc. Warrants Exp. 12/31/2049 Series A	8,839	34
*,^	Tidewater Inc. Warrants Exp. 12/31/2049 Series B	9,555	24
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	17
*	SAExploration Holdings Inc.	5,964	15
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	7
2	Harvest Natural Resources Inc.	51,829	—
			35,111,688
Other (0.0%)3
*,2	Dyax Corp CVR Exp. 12/31/2019	2,750,063	5,500
*,^,2 Tobira Therapeutics CVR Exp. 12/31/2028		201,001	911
*,2	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*,2	Chelsea Therapeutics International Ltd. CVR	1,157,305	127
*,2	Ambit Biosciences Corp. CVR	201,330	121
*,2	Media General Inc. CVR	2,351,934	91
*,2	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Rave Restaurant Group Inc. Rights	100,927	13
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,^,2 Achieve Life Sciences Inc. CVR		228,587	2
*,2	Seventy Seven Energy Inc Escrow Line	7,222	1
*,2	Clinical Data CVR	216,285	—
*,^,2 Biosante Pharmaceutical Inc. CVR		253,823	—
*,2	NuPathe Inc. CVR	158,681	—
*,2	Seventy Seven Energy Inc Warrants Exp. 08/01/2021	401	—

*,2	Seventy Seven Energy Inc Warrants Exp. 08/01/2023	361	—
			7,159
Technology (17.9%)
	Apple Inc.	110,393,595	17,013,861
	Microsoft Corp.	182,905,703	13,624,646
*	Facebook Inc. Class A	56,283,870	9,617,225
*	Alphabet Inc. Class A	7,036,201	6,851,290
*	Alphabet Inc. Class C	7,060,172	6,771,482
	Intel Corp.	111,578,823	4,248,922
	Cisco Systems Inc.	118,721,567	3,992,606
	Oracle Corp.	73,665,444	3,561,724
	International Business Machines Corp.	21,019,556	3,049,517
	Broadcom Ltd.	9,654,548	2,341,614
	NVIDIA Corp.	12,822,949	2,292,359
	Texas Instruments Inc.	23,501,922	2,106,712
	QUALCOMM Inc.	35,047,883	1,816,882
*	Adobe Systems Inc.	11,713,832	1,747,469
*	salesforce.com Inc.	16,059,571	1,500,285
	Applied Materials Inc.	25,317,545	1,318,791
	Cognizant Technology Solutions Corp. Class A	14,021,356	1,017,109
*	Micron Technology Inc.	25,126,677	988,232
	Intuit Inc.	5,776,675	821,097
	HP Inc.	39,972,062	797,842
	Analog Devices Inc.	8,712,987	750,798
	Lam Research Corp.	3,854,416	713,221
	Corning Inc.	21,424,810	641,030
	Western Digital Corp.	6,912,500	597,240
*	Autodesk Inc.	5,229,083	587,017
	DXC Technology Co.	6,759,780	580,530
	Hewlett Packard Enterprise Co.	38,981,562	573,419
*	Cerner Corp.	7,477,214	533,275
	Microchip Technology Inc.	5,518,196	495,424
	Symantec Corp.	14,590,310	478,708
*	ServiceNow Inc.	4,050,340	476,036
*	Red Hat Inc.	4,205,738	466,248
	Skyworks Solutions Inc.	4,361,792	444,467
	Xilinx Inc.	5,903,754	418,163
	KLA-Tencor Corp.	3,725,675	394,922
*	Dell Technologies Inc. Class V	4,936,752	381,167
	Harris Corp.	2,893,832	381,060
*	Workday Inc. Class A	3,113,926	328,177
	Motorola Solutions Inc.	3,860,230	327,618
	Maxim Integrated Products Inc.	6,700,330	319,673
*	Palo Alto Networks Inc.	2,069,981	298,284
*	Synopsys Inc.	3,557,452	286,482
	NetApp Inc.	6,408,733	280,446
*	Citrix Systems Inc.	3,412,606	262,156
*	Cadence Design Systems Inc.	6,636,505	261,943
*	Gartner Inc.	2,042,767	254,141
	Juniper Networks Inc.	9,016,452	250,928
	CA Inc.	7,499,315	250,327
*	ANSYS Inc.	2,014,532	247,243
*,^	Advanced Micro Devices Inc.	19,104,039	243,576
	CDW Corp.	3,680,355	242,903
*	Twitter Inc.	14,013,284	236,404
	Seagate Technology plc	6,921,323	229,580
*	Splunk Inc.	3,283,938	218,152

*,^	VeriSign Inc.	2,016,722	214,559
*	Qorvo Inc.	3,023,831	213,724
	Leidos Holdings Inc.	3,591,017	212,660
*	Arista Networks Inc.	1,118,787	212,133
	CDK Global Inc.	3,329,144	210,036
*	IAC/InterActiveCorp	1,757,501	206,647
*	Akamai Technologies Inc.	3,870,075	188,550
*	ON Semiconductor Corp.	9,999,409	184,689
*	F5 Networks Inc.	1,516,903	182,878
	Teradyne Inc.	4,698,267	175,198
	SS&C Technologies Holdings Inc.	4,151,602	166,687
*	Square Inc.	5,680,883	163,666
	Marvell Technology Group Ltd.	8,950,098	160,207
*	PTC Inc.	2,739,120	154,158
*	CommScope Holding Co. Inc.	4,582,376	152,181
*	Tyler Technologies Inc.	843,336	147,010
*,^	VMware Inc. Class A	1,307,800	142,799
*	Microsemi Corp.	2,745,918	141,360
	LogMeIn Inc.	1,252,586	137,847
*	Guidewire Software Inc.	1,765,843	137,489
	Garmin Ltd.	2,452,837	132,380
*	Veeva Systems Inc. Class A	2,323,421	131,064
*,^	Ultimate Software Group Inc.	673,266	127,651
*	Fortinet Inc.	3,543,610	127,003
*,^	Snap Inc.	8,670,967	126,076
	CSRA Inc.	3,878,614	125,163
	MKS Instruments Inc.	1,287,684	121,622
*	ARRIS International plc	4,242,633	120,873
*	athenahealth Inc.	948,681	117,978
	Brocade Communications Systems Inc.	9,728,500	116,256
	Cypress Semiconductor Corp.	7,495,627	112,584
*	Tableau Software Inc. Class A	1,486,862	111,351
*	Aspen Technology Inc.	1,745,273	109,621
*	GoDaddy Inc. Class A	2,518,175	109,566
*	NCR Corp.	2,883,642	108,194
*	Nuance Communications Inc.	6,829,843	107,365
*	EPAM Systems Inc.	1,187,952	104,457
	Fair Isaac Corp.	733,238	103,020
*	Medidata Solutions Inc.	1,318,225	102,901
*	Cavium Inc.	1,550,425	102,235
*	Teradata Corp.	3,002,893	101,468
	Blackbaud Inc.	1,137,987	99,915
*	Entegris Inc.	3,374,819	97,364
	Monolithic Power Systems Inc.	888,364	94,655
	SYNNEX Corp.	712,773	90,173
*	Proofpoint Inc.	1,001,704	87,369
*,^	Paycom Software Inc.	1,132,473	84,890
*,^	ViaSat Inc.	1,307,172	84,077
*	CACI International Inc. Class A	581,827	81,078
*	Silicon Laboratories Inc.	1,013,726	80,997
*	Cirrus Logic Inc.	1,515,925	80,829
	j2 Global Inc.	1,092,660	80,726
*	Tech Data Corp.	901,905	80,134
*	Integrated Device Technology Inc.	3,001,319	79,775
	DST Systems Inc.	1,445,708	79,340
*	Advanced Energy Industries Inc.	949,562	76,687
*,^	Lumentum Holdings Inc.	1,377,184	74,850

*	Ciena Corp.	3,374,501	74,138
*	Manhattan Associates Inc.	1,642,036	68,259
*	HubSpot Inc.	791,349	66,513
*	Zendesk Inc.	2,266,225	65,970
*	NetScout Systems Inc.	2,030,363	65,682
*	Cree Inc.	2,321,251	65,436
*,^	FireEye Inc.	3,892,120	65,271
*,^	2U Inc.	1,160,809	65,052
*	ACI Worldwide Inc.	2,797,405	63,725
*	Ellie Mae Inc.	775,036	63,654
	Science Applications International Corp.	934,508	62,472
*	Verint Systems Inc.	1,491,094	62,402
	Pitney Bowes Inc.	4,419,964	61,924
*	Allscripts Healthcare Solutions Inc.	4,270,157	60,764
*	Dycom Industries Inc.	707,288	60,742
	InterDigital Inc.	823,353	60,722
*	Finisar Corp.	2,702,058	59,905
*	CommVault Systems Inc.	975,951	59,338
*	Semtech Corp.	1,563,897	58,724
*	RingCentral Inc. Class A	1,364,838	56,982
*	Mercury Systems Inc.	1,088,307	56,461
*	RealPage Inc.	1,374,442	54,840
	TiVo Corp.	2,754,784	54,682
*	VeriFone Systems Inc.	2,643,977	53,620
	Pegasystems Inc.	924,148	53,277
*	Viavi Solutions Inc.	5,386,208	50,954
*	Envestnet Inc.	997,292	50,862
*	Cornerstone OnDemand Inc.	1,232,303	50,044
	Power Integrations Inc.	674,218	49,353
*	EchoStar Corp. Class A	858,408	49,127
	Cabot Microelectronics Corp.	601,673	48,092
	Cogent Communications Holdings Inc.	981,101	47,976
	Brooks Automation Inc.	1,579,456	47,952
*	Electronics For Imaging Inc.	1,104,191	47,127
*	New Relic Inc.	908,729	45,255
*,^	Twilio Inc. Class A	1,427,814	42,620
*	Premier Inc. Class A	1,282,378	41,767
	Progress Software Corp.	1,081,189	41,269
*	Callidus Software Inc.	1,607,926	39,635
*	Insight Enterprises Inc.	850,922	39,074
^	Diebold Nixdorf Inc.	1,628,507	37,211
*	Qualys Inc.	716,500	37,115
*,^	BroadSoft Inc.	731,683	36,804
*	Nutanix Inc.	1,618,326	36,234
*,^	Inphi Corp.	899,452	35,699
*,^	Pure Storage Inc. Class A	2,231,351	35,679
*	Gigamon Inc.	843,991	35,574
	Plantronics Inc.	796,231	35,209
*	Rambus Inc.	2,631,283	35,128
*	Box Inc.	1,812,051	35,009
^	Ebix Inc.	531,524	34,682
*,^	3D Systems Corp.	2,564,349	34,337
*	NETGEAR Inc.	715,343	34,050
*	MaxLinear Inc.	1,429,599	33,953
*	Q2 Holdings Inc.	791,305	32,958
*,^	Oclaro Inc.	3,805,851	32,844
	CSG Systems International Inc.	809,399	32,457

*,^	Ubiquiti Networks Inc.	572,688	32,082
*	Infinera Corp.	3,582,063	31,773
*	Synaptics Inc.	805,833	31,573
*	Extreme Networks Inc.	2,621,714	31,172
*	ePlus Inc.	324,165	29,969
*	Five9 Inc.	1,253,673	29,963
	Xperi Corp.	1,178,795	29,824
*	Bottomline Technologies de Inc.	916,633	29,176
*	FormFactor Inc.	1,730,212	29,154
*	Web.com Group Inc.	1,164,041	29,101
*	MicroStrategy Inc. Class A	225,808	28,838
*,^	Applied Optoelectronics Inc.	434,078	28,072
*	Coupa Software Inc.	887,172	27,635
	West Corp.	1,174,861	27,574
	ADTRAN Inc.	1,141,856	27,405
*	ScanSource Inc.	615,711	26,876
*	Diodes Inc.	884,257	26,466
	NIC Inc.	1,505,792	25,824
*	Blucora Inc.	1,019,608	25,796
*	Alarm.com Holdings Inc.	560,363	25,317
*,^	Acacia Communications Inc.	512,709	24,149
*	Virtusa Corp.	631,270	23,849
*	SPS Commerce Inc.	420,385	23,840
*	CEVA Inc.	530,526	22,707
*	Ultra Clean Holdings Inc.	718,662	22,005
*,^	Match Group Inc.	938,670	21,768
*	Barracuda Networks Inc.	880,992	21,346
*	Amkor Technology Inc.	2,004,145	21,144
*	Varonis Systems Inc.	492,496	20,636
*	Super Micro Computer Inc.	926,893	20,484
*	Quality Systems Inc.	1,298,589	20,427
*	Axcelis Technologies Inc.	743,981	20,348
*	Vocera Communications Inc.	622,050	19,514
*	Boingo Wireless Inc.	912,613	19,503
*	CalAmp Corp.	829,859	19,294
*	Rudolph Technologies Inc.	729,927	19,197
*	Cray Inc.	985,740	19,173
	Monotype Imaging Holdings Inc.	991,076	19,078
*,^	Hortonworks Inc.	1,037,571	17,587
*	LivePerson Inc.	1,265,161	17,143
*	Nanometrics Inc.	574,816	16,555
*	Perficient Inc.	816,243	16,055
*,^	Gogo Inc.	1,347,590	15,915
	Syntel Inc.	798,689	15,694
*	Loral Space & Communications Inc.	316,095	15,647
*,^	Impinj Inc.	375,640	15,630
*	Silver Spring Networks Inc.	956,810	15,472
*	PROS Holdings Inc.	639,512	15,431
*,^	Benefitfocus Inc.	452,155	15,215
	Cohu Inc.	633,467	15,102
*	IXYS Corp.	622,810	14,761
*	Lattice Semiconductor Corp.	2,832,144	14,755
*	CommerceHub Inc.	679,363	14,504
*	Photronics Inc.	1,630,644	14,431
*	Instructure Inc.	423,444	14,037
*,^	Shutterstock Inc.	421,084	14,018
*,^	Cloudera Inc.	841,891	13,992

*	Everbridge Inc.	504,395	13,326
*	Appfolio Inc.	277,244	13,294
*,^	Blackline Inc.	376,897	12,860
*	Endurance International Group Holdings Inc.	1,565,380	12,836
*	Carbonite Inc.	562,611	12,377
*	Ichor Holdings Ltd.	453,123	12,144
*	Xcerra Corp.	1,222,687	12,043
*,^	MuleSoft Inc. Class A	575,093	11,582
*	Workiva Inc.	553,494	11,540
*	Actua Corp.	732,679	11,210
	Comtech Telecommunications Corp.	539,424	11,074
*,^	PDF Solutions Inc.	655,582	10,155
	Forrester Research Inc.	241,640	10,113
*,^	Unisys Corp.	1,188,960	10,106
*	Apptio Inc. Class A	531,746	9,821
	Systemax Inc.	358,602	9,478
*	Cision Ltd.	720,848	9,385
*,^	Okta Inc.	332,141	9,370
^	Computer Programs & Systems Inc.	308,044	9,103
*	Sonus Networks Inc.	1,187,956	9,088
*,^	Digimarc Corp.	245,356	8,980
*	A10 Networks Inc.	1,184,255	8,953
*	Exa Corp.	368,055	8,900
*	VASCO Data Security International Inc.	731,898	8,819
*,^	KeyW Holding Corp.	1,119,283	8,518
*	Rapid7 Inc.	478,785	8,427
*	Model N Inc.	562,667	8,412
	Hackett Group Inc.	552,175	8,388
*	Alteryx Inc. Class A	411,242	8,377
	PC Connection Inc.	295,008	8,316
*	AXT Inc.	903,193	8,264
*	WideOpenWest Inc.	539,401	8,134
*	Vectrus Inc.	263,363	8,122
*	Internap Corp.	1,864,749	8,112
*	Synchronoss Technologies Inc.	839,675	7,834
*	Alpha & Omega Semiconductor Ltd.	461,659	7,613
*	Quantenna Communications Inc.	447,403	7,521
*	Mitek Systems Inc.	749,662	7,122
	American Software Inc. Class A	623,281	7,080
*	USA Technologies Inc.	1,113,587	6,960
	QAD Inc. Class A	201,741	6,930
*	Zix Corp.	1,409,284	6,891
*	Kopin Corp.	1,630,792	6,800
*	CommerceHub Inc. Class A	300,716	6,787
*	ChannelAdvisor Corp.	589,946	6,784
*	Limelight Networks Inc.	1,627,360	6,461
*	DSP Group Inc.	496,616	6,456
*,^	Meet Group Inc.	1,752,029	6,377
*	Tabula Rasa HealthCare Inc.	231,685	6,195
*	Digi International Inc.	582,850	6,178
*	Immersion Corp.	746,366	6,098
*,^	Presidio Inc.	427,533	6,050
*	Brightcove Inc.	811,616	5,844
*	Harmonic Inc.	1,836,734	5,602
*	MobileIron Inc.	1,458,725	5,397
*	RigNet Inc.	310,899	5,347
*	Sigma Designs Inc.	839,631	5,290

*	EMCORE Corp.	643,393	5,276
*	Rosetta Stone Inc.	510,928	5,217
*	Castlight Health Inc. Class B	1,206,436	5,188
*	Upland Software Inc.	240,219	5,083
*	Calix Inc.	989,706	4,998
*	Telenav Inc.	777,169	4,935
*,^	NeoPhotonics Corp.	874,144	4,860
*,^	VirnetX Holding Corp.	1,205,931	4,703
*	KVH Industries Inc.	384,652	4,597
*	Quantum Corp.	740,090	4,529
	Simulations Plus Inc.	289,970	4,495
	Preformed Line Products Co.	65,622	4,416
*	VOXX International Corp. Class A	492,421	4,210
*,^	Veritone Inc.	92,500	4,204
*	Amber Road Inc.	530,831	4,077
*	Ooma Inc.	365,357	3,855
*	Agilysys Inc.	311,863	3,727
*,^	TransEnterix Inc.	2,436,556	3,484
*,^	QuickLogic Corp.	2,052,141	3,448
*,^	Park City Group Inc.	282,879	3,437
*	Clearfield Inc.	249,596	3,394
*	Pixelworks Inc.	717,621	3,380
*	Amtech Systems Inc.	273,743	3,279
*	GSI Technology Inc.	438,140	3,185
*	Aerohive Networks Inc.	763,317	3,122
*	ID Systems Inc.	414,867	3,116
*	Datawatch Corp.	269,099	3,108
*,^	Yext Inc.	228,409	3,033
*,^	SecureWorks Corp. Class A	233,763	2,887
*,^	Appian Corp.	101,411	2,886
	TESSCO Technologies Inc.	214,963	2,676
*	Adesto Technologies Corp.	327,342	2,570
*,^	SITO Mobile Ltd.	354,310	2,530
*	Telaria Inc.	578,693	2,523
	PC-Tel Inc.	394,160	2,483
*	Key Tronic Corp.	315,335	2,274
*	Seachange International Inc.	815,519	2,235
*	Computer Task Group Inc.	413,402	2,216
*	PAR Technology Corp.	209,523	2,187
	TransAct Technologies Inc.	217,895	2,124
	AstroNova Inc.	161,011	2,085
*	Pendrell Corp.	289,526	1,977
*,^	Everspin Technologies Inc.	113,976	1,948
*	Aware Inc.	403,542	1,876
	Great Elm Capital Group Inc.	525,638	1,866
*	Edgewater Technology Inc.	285,696	1,863
*	BSQUARE Corp.	346,199	1,800
*,^	Airgain Inc.	188,048	1,709
*	Aehr Test Systems	401,100	1,640
*	Synacor Inc.	604,364	1,632
*	Data I/O Corp.	162,316	1,617
*,^	Ominto Inc.	351,705	1,583
*	RCM Technologies Inc.	257,001	1,470
	Concurrent Computer Corp.	234,482	1,407
*	inTEST Corp.	151,543	1,258
*	LRAD Corp.	588,532	1,254
*,^	CVD Equipment Corp.	111,962	1,220

	Network-1 Technologies Inc.	304,119	1,171
*,^	Fusion Telecommunications International Inc.	421,990	1,148
*	Icad Inc.	258,739	1,144
*	Numerex Corp. Class A	300,648	1,142
*	Radisys Corp.	825,027	1,130
	GlobalSCAPE Inc.	292,507	1,120
*	Support.com Inc.	473,810	1,113
*,^	Neurotrope Inc.	212,046	1,094
	QAD Inc. Class B	38,958	1,067
*,^	Neonode Inc.	831,086	1,064
	ClearOne Inc.	141,648	1,055
*	Aviat Networks Inc.	60,979	1,040
*	Xplore Technologies Corp.	291,547	1,026
*	GSE Systems Inc.	275,429	978
*,^	Inseego Corp.	584,793	883
*	Atomera Inc.	219,062	852
*	Identiv Inc.	179,631	833
*,^	Netlist Inc.	1,077,836	792
*,^	Exela Technologies Inc.	158,852	778
*	Marin Software Inc.	420,438	736
*	WidePoint Corp.	1,128,222	733
*,^	Resonant Inc.	149,127	661
*	Finjan Holdings Inc.	273,175	642
*	iPass Inc.	905,624	598
*,^	ParkerVision Inc.	331,909	524
*	Evolving Systems Inc.	97,950	475
*	DASAN Zhone Solutions Inc.	68,870	470
	RELM Wireless Corp.	128,863	464
*,^	Sunworks Inc.	293,801	461
*,^	Tintri Inc.	138,412	435
*	Intermolecular Inc.	401,809	410
*,^	Intellicheck Inc.	140,971	406
*	Lantronix Inc.	164,876	401
*	eGain Corp.	136,902	370
*	Westell Technologies Inc. Class A	121,863	362
*	Inuvo Inc.	342,961	341
	CSP Inc.	30,760	337
*,^	NXT-ID Inc.	149,520	329
*	Qumu Corp.	107,637	324
	Communications Systems Inc.	73,726	308
*	ARC Group Worldwide Inc.	117,147	275
*	Streamline Health Solutions Inc.	171,824	253
*	SharpSpring Inc.	63,634	207
*	NetSol Technologies Inc.	39,202	137
*	BroadVision Inc.	34,623	137
*	Majesco	25,982	130
*	Smith Micro Software Inc.	112,545	126
*	Determine Inc.	57,091	122
*	FORM Holdings Corp.	68,013	95
*	Sonic Foundry Inc.	17,328	55
*,^	CynergisTek Inc.	15,089	55
*	Mastech Digital Inc.	4,280	55
*,2	Gerber Scientific Inc. CVR	388,581	44
*	ADDvantage Technologies Group Inc.	29,519	40
	Micro Focus International plc ADR	1,036	33
*	Socket Mobile Inc.	7,000	27
*,^	FalconStor Software Inc.	66,440	16

*,^	Xcel Brands Inc.	2,062	8
*	Intelligent Systems Corp.	1,383	5
*	Trio-Tech International	1,000	5
*	Ciber Inc.	401,000	5
*	MYnd Analytics Inc.	1,100	4
*	Cinedigm Corp. Class A	2,700	4
			110,969,640
Telecommunications (2.0%)
	AT&T Inc.	145,785,468	5,710,417
	Verizon Communications Inc.	96,867,483	4,793,972
*	T-Mobile US Inc.	6,890,204	424,850
*	Level 3 Communications Inc.	6,877,289	366,491
	CenturyLink Inc.	13,011,169	245,911
*	Zayo Group Holdings Inc.	3,793,766	130,581
*,^	Sprint Corp.	14,222,036	110,647
	Telephone & Data Systems Inc.	2,327,505	64,914
	Shenandoah Telecommunications Co.	1,107,438	41,197
*	Vonage Holdings Corp.	4,846,835	39,453
	Consolidated Communications Holdings Inc.	1,678,945	32,034
*	Straight Path Communications Inc. Class B	170,786	30,856
*	8x8 Inc.	2,076,860	28,038
*	GTT Communications Inc.	733,862	23,227
*	General Communication Inc. Class A	567,903	23,165
^	Frontier Communications Corp.	1,889,377	22,276
*,^	Iridium Communications Inc.	2,019,070	20,796
	Cincinnati Bell Inc.	995,236	19,755
*,^	Globalstar Inc.	11,065,954	18,038
*	ORBCOMM Inc.	1,707,130	17,874
	ATN International Inc.	251,017	13,229
*	United States Cellular Corp.	318,759	11,284
*	Lumos Networks Corp.	536,063	9,606
*,^	pdvWireless Inc.	287,625	8,571
^	Windstream Holdings Inc.	4,595,190	8,133
	Spok Holdings Inc.	463,911	7,121
	IDT Corp. Class B	411,410	5,793
*	Hawaiian Telcom Holdco Inc.	193,828	5,780
*	HC2 Holdings Inc.	838,805	4,429
*	Intelsat SA	858,353	4,034
*	Alaska Communications Systems Group Inc.	1,227,036	2,785
*	Otelco Inc. Class A	21,556	204
*	CPS Technologies Corp.	2,000	2
			12,245,463
Utilities (3.1%)
	NextEra Energy Inc.	11,148,360	1,633,792
	Duke Energy Corp.	16,609,344	1,393,856
	Dominion Energy Inc.	15,245,525	1,172,838
	Southern Co.	23,627,088	1,161,035
	PG&E Corp.	12,169,198	828,601
	Exelon Corp.	21,984,450	828,154
	American Electric Power Co. Inc.	11,670,848	819,760
	Sempra Energy	5,950,409	679,120
	PPL Corp.	16,171,817	613,720
	Edison International	7,730,219	596,541
	Consolidated Edison Inc.	7,348,373	592,867
	Xcel Energy Inc.	12,039,711	569,719
	Public Service Enterprise Group Inc.	12,001,161	555,054

	ONEOK Inc.	9,010,557	499,275
	WEC Energy Group Inc.	7,475,158	469,290
	DTE Energy Co.	4,252,113	456,507
	Eversource Energy	7,518,833	454,438
	American Water Works Co. Inc.	4,229,648	342,221
	Ameren Corp.	5,747,892	332,458
	Entergy Corp.	4,263,009	325,523
	FirstEnergy Corp.	10,551,141	325,292
	CMS Energy Corp.	6,678,272	309,338
	CenterPoint Energy Inc.	10,211,441	298,276
	Alliant Energy Corp.	5,525,222	229,684
	Pinnacle West Capital Corp.	2,641,841	223,394
	Atmos Energy Corp.	2,518,421	211,144
	NiSource Inc.	7,723,113	197,634
	UGI Corp.	4,118,314	192,984
	NRG Energy Inc.	7,135,927	182,608
	AES Corp.	15,630,677	172,250
	Westar Energy Inc. Class A	3,377,919	167,545
	SCANA Corp.	3,218,824	156,081
	Great Plains Energy Inc.	5,093,559	154,335
	Aqua America Inc.	4,244,498	140,875
	Vectren Corp.	1,969,237	129,517
*	Calpine Corp.	8,571,020	126,423
*	Vistra Energy Corp.	6,589,264	123,153
	IDACORP Inc.	1,210,491	106,439
	National Fuel Gas Co.	1,856,096	105,074
	WGL Holdings Inc.	1,214,263	102,241
	Portland General Electric Co.	2,112,185	96,400
	ALLETE Inc.	1,213,478	93,790
	ONE Gas Inc.	1,243,190	91,549
	Black Hills Corp.	1,272,919	87,666
	Hawaiian Electric Industries Inc.	2,610,254	87,104
	New Jersey Resources Corp.	2,058,588	86,770
	Spire Inc.	1,089,057	81,298
	Southwest Gas Holdings Inc.	1,031,743	80,084
	Avista Corp.	1,525,760	78,989
	PNM Resources Inc.	1,897,126	76,454
	Avangrid Inc.	1,512,901	71,742
	NorthWestern Corp.	1,149,259	65,439
	South Jersey Industries Inc.	1,891,828	65,325
	Ormat Technologies Inc.	900,954	55,003
	MGE Energy Inc.	841,493	54,360
	El Paso Electric Co.	972,429	53,727
	California Water Service Group	1,155,923	44,098
	Northwest Natural Gas Co.	679,665	43,770
	American States Water Co.	885,012	43,587
	Chesapeake Utilities Corp.	373,782	29,248
*	TerraForm Power Inc. Class A	2,131,553	28,179
*	Dynegy Inc.	2,666,094	26,101
	SJW Group	392,627	22,223
	Unitil Corp.	370,498	18,325
	Connecticut Water Service Inc.	281,881	16,716
	Middlesex Water Co.	378,375	14,859
	York Water Co.	336,580	11,410
*,^ Sunrun Inc.		1,756,937	9,751
	Artesian Resources Corp. Class A	201,253	7,607
*	Atlantic Power Corp.	2,937,976	7,198

*,^ Cadiz Inc.				505,602	6,421
^	Spark Energy Inc. Class A			272,392	4,086
*	Pure Cycle Corp.			511,076	3,833
*,^ AquaVenture Holdings Ltd.				254,674	3,438
	Genie Energy Ltd. Class B			379,378	2,485
*,^ Vivint Solar Inc.				689,152	2,343
*	US Geothermal Inc.			383,571	1,530
					19,551,964
Total Common Stocks (Cost $400,922,818)					617,288,107
		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.9%)
4,5 Vanguard Market Liquidity Fund		1.223%		57,782,201	5,779,376

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.978%-0.980%	10/5/17	113,100	113,093
	United States Treasury Bill	1.008%	1/4/18	800	798
6	United States Treasury Bill	1.075%	2/22/18	60,000	59,739
6	United States Treasury Bill	1.170%	3/22/18	109,050	108,451
					282,081
Total Temporary Cash Investments (Cost $6,060,853)					6,061,457
Total Investments (100.5%) (Cost $406,983,671)					623,349,564
Other Asset and Liabilities-Net (-0.5%)5					(2,830,294)
Net Assets (100%)					620,519,270

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$2,733,412,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,893,394,000 of collateral received for securities on loan.
6 Securities with a value of $109,827,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	23,611	2,970,382	52,056
E-mini Russell 2000 Index	December 2017	1,914	142,871	9,101
E-mini S&P Mid-Cap 400 Index	December 2017	240	43,097	1,849
				63,006

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/17	GSCM	9,668	(1.632%)	(202)
Gaming and Leisure Properties Inc.	12/21/17	GSCM	17,736	(1.787%)	269
SLM Corp.	11/22/17	GSI	36,570	(1.638%)	1,906
					1,973

GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At September 30, 2017, the counterparty had deposited in segregated accounts securities with a value of $657,000 and cash of $1,270,000 in connection with amounts due to the fund for open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Total Stock Market Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	617,259,782	50	28,275
Temporary Cash Investments	5,779,376	282,081	—
Futures Contracts—Assets[1]	9,608	—	—
Swap Contracts—Assets	—	2,175	—
Swap Contracts—Liabilities	—	(202)	—
Total	623,048,766	284,104	28,275
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected

Total Stock Market Index Fund

referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At September 30, 2017, the cost of investment securities for tax purposes was $406,993,006,000. Net unrealized appreciation of investment securities for tax purposes was $216,356,558,000, consisting of unrealized gains of $228,277,901,000 on securities that had risen in value since their purchase and $11,921,343,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (3.5%)
DowDuPont Inc.	12,003,476	831,001
Air Products & Chemicals Inc.	1,119,661	169,315
LyondellBasell Industries NV Class A	1,627,532	161,207
PPG Industries Inc.	1,318,391	143,256
International Paper Co.	2,122,721	120,613
Newmont Mining Corp.	2,741,070	102,818
* Freeport-McMoRan Inc.	6,694,773	93,995
Nucor Corp.	1,640,702	91,945
Celanese Corp. Class A	706,360	73,652
Eastman Chemical Co.	669,697	60,601
Avery Dennison Corp.	454,845	44,729
CF Industries Holdings Inc.	1,200,111	42,196
Mosaic Co.	1,803,022	38,927
Albemarle Corp.	283,554	38,651
FMC Corp.	344,266	30,746
Arconic Inc.	1,131,756	28,158
Reliance Steel & Aluminum Co.	356,036	27,119
* Alcoa Corp.	472,519	22,029
Westlake Chemical Corp.	198,562	16,499
		2,137,457
Consumer Goods (8.8%)
Procter & Gamble Co.	13,102,449	1,192,061
PepsiCo Inc.	7,324,211	816,137
Altria Group Inc.	4,929,636	312,638
Mondelez International Inc. Class A	7,360,816	299,291
General Motors Co.	6,365,442	257,037
Ford Motor Co.	20,048,352	239,979
Kimberly-Clark Corp.	1,815,812	213,685
General Mills Inc.	2,946,653	152,519
Delphi Automotive plc	1,371,803	134,985
Archer-Daniels-Midland Co.	2,889,732	122,843
Tyson Foods Inc. Class A	1,486,011	104,689
VF Corp.	1,617,477	102,823
Kellogg Co.	1,418,400	88,466
Dr Pepper Snapple Group Inc.	933,503	82,587
Molson Coors Brewing Co. Class B	902,884	73,711
Conagra Brands Inc.	2,137,593	72,122
Whirlpool Corp.	375,401	69,239
Genuine Parts Co.	717,381	68,617
Lear Corp.	349,340	60,464
Stanley Black & Decker Inc.	393,690	59,435
Coach Inc.	1,451,292	58,458
JM Smucker Co.	554,215	58,154
Hasbro Inc.	578,237	56,476
BorgWarner Inc.	1,084,192	55,543
PVH Corp.	400,373	50,471
Bunge Ltd.	723,254	50,237
Campbell Soup Co.	1,011,772	47,371

	Clorox Co.	331,986	43,792
	Harley-Davidson Inc.	876,226	42,243
	Leucadia National Corp.	1,657,888	41,862
	PulteGroup Inc.	1,394,703	38,117
	DR Horton Inc.	912,841	36,450
*	Michael Kors Holdings Ltd.	739,693	35,394
	Lamb Weston Holdings Inc.	750,525	35,192
	Lennar Corp. Class A	541,580	28,595
	Mattel Inc.	1,764,209	27,310
	Ralph Lauren Corp. Class A	284,647	25,131
	Ingredion Inc.	184,068	22,206
	Goodyear Tire & Rubber Co.	648,499	21,563
*,^ Pilgrim's Pride Corp.		256,203	7,279
	Lennar Corp. Class B	1,431	65
			5,305,237
Consumer Services (6.4%)
	Wal-Mart Stores Inc.	7,744,976	605,192
	CVS Health Corp.	5,223,630	424,786
*	eBay Inc.	5,226,126	200,997
	Time Warner Inc.	1,897,420	194,391
	McKesson Corp.	1,080,680	166,003
	Target Corp.	2,806,130	165,590
	Delta Air Lines Inc.	3,349,100	161,494
	Twenty-First Century Fox Inc. Class A	5,391,661	142,232
	Sysco Corp.	2,476,106	133,586
	Las Vegas Sands Corp.	2,032,750	130,421
	Cardinal Health Inc.	1,625,881	108,804
	American Airlines Group Inc.	2,251,655	106,931
	Kroger Co.	4,609,369	92,464
	Omnicom Group Inc.	1,185,156	87,785
*	United Continental Holdings Inc.	1,328,157	80,858
	Nielsen Holdings plc	1,833,860	76,014
	Best Buy Co. Inc.	1,332,854	75,919
	AmerisourceBergen Corp. Class A	845,153	69,936
	Carnival Corp.	965,038	62,313
	Twenty-First Century Fox Inc.	2,070,539	53,399
	Viacom Inc. Class B	1,873,702	52,164
	L Brands Inc.	1,252,419	52,113
	Aramark	1,258,976	51,127
*	Liberty Interactive Corp. QVC Group Class A	2,167,069	51,078
	Darden Restaurants Inc.	643,712	50,712
	Gap Inc.	1,422,762	42,014
	Interpublic Group of Cos. Inc.	2,019,968	41,995
	Kohl's Corp.	875,369	39,961
	Hilton Worldwide Holdings Inc.	565,522	39,276
*	Liberty Media Corp-Liberty SiriusXM Class C	865,557	36,241
	News Corp. Class A	2,585,100	34,278
	Macy's Inc.	1,566,062	34,171
	Nordstrom Inc.	596,761	28,137
	Tiffany & Co.	304,339	27,932
*	Discovery Communications Inc.	1,066,254	21,602
	Advance Auto Parts Inc.	180,255	17,881
*	Liberty Media Corp-Liberty SiriusXM Class A	419,271	17,567
*	Discovery Communications Inc. Class A	790,595	16,832
	H&R Block Inc.	536,965	14,219
	Bed Bath & Beyond Inc.	352,763	8,279
*	Altice USA Inc. Class A	286,164	7,815

Foot Locker Inc.	168,613	5,939
News Corp. Class B	18,801	257
^ Viacom Inc. Class A	5,457	200
		3,830,905
Financials (25.4%)
* Berkshire Hathaway Inc. Class B	9,990,735	1,831,502
JPMorgan Chase & Co.	18,082,854	1,727,093
Bank of America Corp.	50,619,130	1,282,689
Wells Fargo & Co.	22,957,349	1,266,098
Citigroup Inc.	14,000,542	1,018,399
US Bancorp	8,165,726	437,601
Goldman Sachs Group Inc.	1,789,151	424,369
American Express Co.	3,861,071	349,272
Morgan Stanley	7,078,190	340,956
PNC Financial Services Group Inc.	2,462,482	331,869
Chubb Ltd.	2,272,016	323,876
American International Group Inc.	4,642,494	285,003
Bank of New York Mellon Corp.	5,041,882	267,321
CME Group Inc.	1,746,879	237,017
Prudential Financial Inc.	2,194,479	233,317
MetLife Inc.	4,370,049	227,024
Capital One Financial Corp.	2,485,028	210,382
BB&T Corp.	4,153,371	194,959
State Street Corp.	1,824,985	174,359
Travelers Cos. Inc.	1,417,575	173,681
Allstate Corp.	1,856,327	170,615
Aflac Inc.	2,030,274	165,244
SunTrust Banks Inc.	2,465,411	147,358
Progressive Corp.	2,986,820	144,622
Synchrony Financial	4,088,770	126,956
Equity Residential	1,887,937	124,472
Discover Financial Services	1,912,857	123,341
Ameriprise Financial Inc.	770,197	114,382
M&T Bank Corp.	702,428	113,119
Fifth Third Bancorp	3,784,763	105,898
KeyCorp	5,587,099	105,149
Hartford Financial Services Group Inc.	1,871,066	103,713
Northern Trust Corp.	1,114,899	102,493
Willis Towers Watson plc	655,356	101,075
Citizens Financial Group Inc.	2,572,259	97,411
Principal Financial Group Inc.	1,485,374	95,569
Regions Financial Corp.	6,139,756	93,509
Lincoln National Corp.	1,137,730	83,600
Huntington Bancshares Inc.	5,599,846	78,174
Franklin Resources Inc.	1,718,863	76,507
Invesco Ltd.	2,091,441	73,284
Host Hotels & Resorts Inc.	3,804,448	70,344
Loews Corp.	1,469,641	70,337
Annaly Capital Management Inc.	5,588,092	68,119
HCP Inc.	2,402,806	66,870
GGP Inc.	3,175,097	65,947
FNF Group	1,332,397	63,236
* Arch Capital Group Ltd.	637,957	62,839
Cincinnati Financial Corp.	800,231	61,274
Unum Group	1,159,150	59,267
Ally Financial Inc.	2,310,512	56,053
Duke Realty Corp.	1,828,011	52,683

	XL Group Ltd.	1,324,770	52,262
	Zions Bancorporation	1,039,994	49,067
	Nasdaq Inc.	599,503	46,503
	Reinsurance Group of America Inc. Class A	331,776	46,293
	Western Union Co.	2,383,097	45,755
	Torchmark Corp.	567,726	45,469
	AGNC Investment Corp.	1,990,267	43,149
*	Alleghany Corp.	75,251	41,690
	Kimco Realty Corp.	2,078,005	40,625
	Macerich Co.	727,562	39,994
	Voya Financial Inc.	923,089	36,822
	Everest Re Group Ltd.	158,570	36,216
	Comerica Inc.	451,699	34,447
	CIT Group Inc.	695,534	34,116
	People's United Financial Inc.	1,774,656	32,192
*	Athene Holding Ltd. Class A	583,123	31,395
	WR Berkley Corp.	466,920	31,162
	New York Community Bancorp Inc.	2,386,865	30,767
	Lazard Ltd. Class A	666,520	30,140
	Raymond James Financial Inc.	333,210	28,100
	Affiliated Managers Group Inc.	143,669	27,273
*	Liberty Broadband Corp.	274,551	26,165
	Axis Capital Holdings Ltd.	427,153	24,480
*	Brighthouse Financial Inc.	399,814	24,309
	Camden Property Trust	237,575	21,726
	VEREIT Inc.	2,501,715	20,739
	Assurant Inc.	138,433	13,223
*	Liberty Broadband Corp. Class A	65,110	6,132
*,^ Berkshire Hathaway Inc. Class A		14	3,846
			15,324,304
Health Care (12.9%)
	Johnson & Johnson	13,792,117	1,793,113
	Pfizer Inc.	30,560,885	1,091,024
	UnitedHealth Group Inc.	4,967,838	972,951
	Merck & Co. Inc.	14,014,687	897,361
	Abbott Laboratories	8,927,668	476,380
	Eli Lilly & Co.	5,091,621	435,537
	Amgen Inc.	1,874,756	349,548
	Aetna Inc.	1,706,774	271,394
	Anthem Inc.	1,349,543	256,251
	Cigna Corp.	1,294,038	241,908
*	Express Scripts Holding Co.	2,968,464	187,963
	Humana Inc.	742,790	180,966
	Zimmer Biomet Holdings Inc.	1,039,480	121,713
*	HCA Healthcare Inc.	1,485,717	118,248
	Baxter International Inc.	1,259,371	79,026
	Quest Diagnostics Inc.	701,593	65,697
	Perrigo Co. plc	695,775	58,897
*	Hologic Inc.	1,442,904	52,940
*	Mylan NV	1,308,855	41,059
	Universal Health Services Inc. Class B	226,900	25,172
*	DaVita Inc.	392,878	23,333
*	Molecular Templates Inc.	1	—
			7,740,481
Industrials (12.3%)
	General Electric Co.	44,489,635	1,075,759

	Honeywell International Inc.	3,907,860	553,900
	United Technologies Corp.	3,694,044	428,805
	Lockheed Martin Corp.	1,257,830	390,292
	Caterpillar Inc.	3,036,753	378,713
	Boeing Co.	1,442,762	366,765
	Raytheon Co.	1,491,639	278,310
	General Dynamics Corp.	1,308,121	268,924
	Northrop Grumman Corp.	894,704	257,424
	CSX Corp.	4,459,235	241,958
	Emerson Electric Co.	3,288,083	206,623
	Deere & Co.	1,644,050	206,476
	Norfolk Southern Corp.	1,480,502	195,782
	Johnson Controls International plc	4,792,154	193,076
	Waste Management Inc.	2,260,523	176,931
	Eaton Corp. plc	2,286,173	175,555
	TE Connectivity Ltd.	1,816,651	150,891
	FedEx Corp.	620,539	139,981
	Danaher Corp.	1,606,811	137,832
	Cummins Inc.	818,562	137,543
	PACCAR Inc.	1,806,489	130,681
	Parker-Hannifin Corp.	684,218	119,752
	Ingersoll-Rand plc	1,303,090	116,197
	Illinois Tool Works Inc.	751,435	111,182
	Republic Services Inc. Class A	1,210,967	79,997
	L3 Technologies Inc.	401,735	75,699
	Ball Corp.	1,808,015	74,671
	WestRock Co.	1,304,814	74,022
	Dover Corp.	799,963	73,109
	Pentair plc	838,984	57,017
	Rockwell Collins Inc.	417,767	54,606
^	WW Grainger Inc.	281,584	50,615
*	Crown Holdings Inc.	693,290	41,403
	ManpowerGroup Inc.	342,771	40,385
	Xerox Corp.	1,109,571	36,938
*	Arrow Electronics Inc.	453,495	36,466
	Jacobs Engineering Group Inc.	618,301	36,028
	Textron Inc.	612,129	32,982
	Fluor Corp.	720,454	30,331
*	United Rentals Inc.	217,653	30,197
	Xylem Inc.	461,005	28,873
	Flowserve Corp.	670,875	28,573
	Allison Transmission Holdings Inc.	726,199	27,254
	Owens Corning	286,280	22,144
	Sealed Air Corp.	487,872	20,842
*	First Data Corp. Class A	1,136,094	20,495
			7,411,999
Oil & Gas (8.1%)
	Exxon Mobil Corp.	21,772,309	1,784,894
	Chevron Corp.	9,737,157	1,144,116
	ConocoPhillips	6,254,168	313,021
	Phillips 66	2,233,642	204,624
	Kinder Morgan Inc.	9,757,064	187,141
	Valero Energy Corp.	2,270,002	174,631
	Marathon Petroleum Corp.	2,602,199	145,931
	Occidental Petroleum Corp.	1,964,540	126,143
	Halliburton Co.	2,128,583	97,979
	Devon Energy Corp.	2,566,806	94,227

Apache Corp.	1,958,874	89,716
Baker Hughes a GE Co.	2,201,054	80,603
Andeavor	765,507	78,962
Hess Corp.	1,552,016	72,774
National Oilwell Varco Inc.	1,952,598	69,766
Williams Cos. Inc.	2,123,555	63,728
Marathon Oil Corp.	4,370,470	59,264
OGE Energy Corp.	1,027,819	37,032
HollyFrontier Corp.	454,547	16,350
^ Helmerich & Payne Inc.	250,869	13,073
		4,853,975
Other (0.0%)2
*,3 Safeway Inc CVR (Casa Ley) Expire 1/30/2018	376	—
*,3 Safeway Inc CVR (PDC) Expire 1/30/2019	376	—
		—
Technology (12.4%)
Microsoft Corp.	39,579,365	2,948,267
Intel Corp.	24,146,782	919,509
Cisco Systems Inc.	25,693,071	864,058
International Business Machines Corp.	4,549,197	659,998
QUALCOMM Inc.	7,585,022	393,208
Oracle Corp.	7,970,956	385,396
HP Inc.	8,652,128	172,697
Corning Inc.	4,642,975	138,918
Western Digital Corp.	1,496,920	129,334
DXC Technology Co.	1,463,542	125,689
Hewlett Packard Enterprise Co.	8,444,457	124,218
Symantec Corp.	3,156,964	103,580
* Dell Technologies Inc. Class V	1,067,660	82,434
Motorola Solutions Inc.	835,502	70,909
* Synopsys Inc.	772,275	62,191
NetApp Inc.	1,389,206	60,792
CA Inc.	1,622,840	54,170
*,^ Advanced Micro Devices Inc.	4,133,398	52,701
Seagate Technology plc	1,498,774	49,714
Marvell Technology Group Ltd.	1,939,747	34,721
Garmin Ltd.	530,314	28,621
Juniper Networks Inc.	975,941	27,160
		7,488,285
Telecommunications (3.9%)
AT&T Inc.	31,551,206	1,235,861
Verizon Communications Inc.	20,962,638	1,037,441
^ CenturyLink Inc.	2,824,115	53,376
*,^ Sprint Corp.	3,075,365	23,926
		2,350,604
Utilities (5.9%)
NextEra Energy Inc.	2,411,254	353,369
Duke Energy Corp.	3,595,636	301,746
Dominion Energy Inc.	3,301,421	253,978
Southern Co.	5,115,173	251,360
PG&E Corp.	2,634,828	179,405
Exelon Corp.	4,757,755	179,225
American Electric Power Co. Inc.	2,527,425	177,526
Sempra Energy	1,288,747	147,085
PPL Corp.	3,499,596	132,810
Edison International	1,674,749	129,240

	Consolidated Edison Inc.			1,590,980	128,360
	Xcel Energy Inc.			2,610,210	123,515
	Public Service Enterprise Group Inc.			2,600,722	120,283
	ONEOK Inc.			1,952,330	108,179
	WEC Energy Group Inc.			1,621,042	101,769
	DTE Energy Co.			922,212	99,009
	Eversource Energy			1,629,021	98,458
	American Water Works Co. Inc.			915,801	74,097
	Ameren Corp.			1,246,406	72,092
	Entergy Corp.			923,337	70,506
	FirstEnergy Corp.			2,285,048	70,448
	CMS Energy Corp.			1,450,507	67,188
	CenterPoint Energy Inc.			2,217,037	64,760
	Alliant Energy Corp.			1,187,163	49,350
	Pinnacle West Capital Corp.			574,164	48,551
	NiSource Inc.			1,674,682	42,855
	AES Corp.			3,396,868	37,434
	SCANA Corp.			697,312	33,813
	Avangrid Inc.			316,986	15,031
					3,531,442
Total Common Stocks (Cost $46,884,132)					59,974,689
		Coupon		Shares
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
4,5 Vanguard Market Liquidity Fund		1.223%		2,392,659	239,313

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Cash Management Bill	1.050%	1/2/18	10,000	9,974
6	United States Treasury Bill	0.968%	12/7/17	2,000	1,996
					11,970
Total Temporary Cash Investments (Cost $251,280)					251,283
Total Investments (100.0%) (Cost $47,135,412)					60,225,972
Other Assets and Liabilities-Net (0.0%)[5]					(15,734)
Net Assets (100%)					60,210,238

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,943,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $35,910,000 of collateral received for securities on loan.
6 Securities with a value of $9,376,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value Index Fund

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	1,918	241,294	4,873

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	59,974,689	—	—
Temporary Cash Investments	239,313	11,970	—
Futures Contracts—Assets[1]	854	—	—
Total	60,214,856	11,970	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance

Value Index Fund

returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $47,135,412,000. Net unrealized appreciation of investment securities for tax purposes was $13,090,560,000, consisting of unrealized gains of $14,303,359,000 on securities that had risen in value since their purchase and $1,212,799,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (1.1%)
	Praxair Inc.	1,867,582	260,976
	Ecolab Inc.	1,699,443	218,565
	International Flavors & Fragrances Inc.	515,226	73,631
	Albemarle Corp.	360,171	49,095
*	Axalta Coating Systems Ltd.	1,429,261	41,334
	FMC Corp.	437,288	39,054
	Arconic Inc.	1,440,492	35,840
	WR Grace & Co.	222,379	16,045
			734,540
Consumer Goods (9.9%)
	Coca-Cola Co.	25,048,819	1,127,447
	Philip Morris International Inc.	10,134,882	1,125,073
	NIKE Inc. Class B	8,562,118	443,946
	Colgate-Palmolive Co.	5,747,991	418,741
	Altria Group Inc.	6,260,156	397,019
	Monsanto Co.	2,866,520	343,466
	Kraft Heinz Co.	3,974,815	308,247
	Activision Blizzard Inc.	4,679,778	301,893
*,^ Tesla Inc.		871,191	297,163
*	Electronic Arts Inc.	2,014,527	237,835
	Constellation Brands Inc. Class A	1,066,023	212,618
	Estee Lauder Cos. Inc. Class A	1,460,902	157,544
*	Monster Beverage Corp.	2,780,672	153,632
	Newell Brands Inc.	3,198,401	136,476
*	Mohawk Industries Inc.	412,612	102,126
	Hershey Co.	891,478	97,323
	McCormick & Co. Inc.	781,210	80,183
	Church & Dwight Co. Inc.	1,627,670	78,861
	Stanley Black & Decker Inc.	499,577	75,421
*	LKQ Corp.	1,914,259	68,894
*	NVR Inc.	23,194	66,219
	Brown-Forman Corp. Class B	1,193,394	64,801
^	Hanesbrands Inc.	2,380,101	58,646
	Snap-on Inc.	375,675	55,979
	Clorox Co.	421,003	55,535
	Hormel Foods Corp.	1,723,987	55,409
*	WABCO Holdings Inc.	349,919	51,788
	Coty Inc. Class A	2,930,601	48,443
	DR Horton Inc.	1,159,590	46,302
	Polaris Industries Inc.	387,579	40,552
*	Lululemon Athletica Inc.	621,109	38,664
	Lennar Corp. Class A	685,191	36,178
*,^ Under Armour Inc. Class A		1,207,579	19,901
*,^ Under Armour Inc.		1,228,968	18,459
	Lennar Corp. Class B	5,811	262
			6,821,046
Consumer Services (19.7%)
*	Amazon.com Inc.	2,664,437	2,561,457

Home Depot Inc.	7,692,182	1,258,133
Comcast Corp. Class A	30,694,373	1,181,119
Walt Disney Co.	9,567,981	943,116
McDonald's Corp.	5,285,452	828,125
* Priceline Group Inc.	320,136	586,111
* Netflix Inc.	2,676,428	485,370
Starbucks Corp.	8,950,964	480,756
Costco Wholesale Corp.	2,861,973	470,194
* Charter Communications Inc. Class A	1,262,059	458,658
Walgreens Boots Alliance Inc.	5,935,330	458,326
Lowe's Cos. Inc.	5,509,135	440,400
TJX Cos. Inc.	3,988,033	294,038
Time Warner Inc.	2,410,601	246,966
Marriott International Inc. Class A	1,822,668	200,967
Southwest Airlines Co.	3,515,362	196,790
Yum! Brands Inc.	2,249,924	165,617
Ross Stores Inc.	2,539,913	164,002
Dollar General Corp.	1,789,512	145,040
CBS Corp. Class B	2,304,527	133,663
Royal Caribbean Cruises Ltd.	1,122,969	133,117
* Dollar Tree Inc.	1,468,329	127,480
* O'Reilly Automotive Inc.	574,394	123,707
Expedia Inc.	815,425	117,372
MGM Resorts International	3,378,184	110,095
* AutoZone Inc.	182,871	108,828
* CarMax Inc.	1,195,542	90,634
* Ulta Beauty Inc.	384,476	86,915
Wynn Resorts Ltd.	535,325	79,721
Carnival Corp.	1,225,512	79,131
* DISH Network Corp. Class A	1,411,102	76,524
Wyndham Worldwide Corp.	637,163	67,163
* Norwegian Cruise Line Holdings Ltd.	1,190,943	64,370
Alaska Air Group Inc.	805,908	61,467
* Chipotle Mexican Grill Inc. Class A	186,010	57,259
Tractor Supply Co.	826,578	52,314
Hilton Worldwide Holdings Inc.	718,136	49,875
^ Sirius XM Holdings Inc.	9,025,033	49,818
Scripps Networks Interactive Inc. Class A	564,019	48,444
FactSet Research Systems Inc.	255,880	46,087
Tiffany & Co.	385,500	35,381
Domino's Pizza Inc.	157,270	31,226
* TripAdvisor Inc.	698,140	28,296
Advance Auto Parts Inc.	228,802	22,697
* Hyatt Hotels Corp. Class A	280,016	17,302
* Altice USA Inc. Class A	362,285	9,894
Foot Locker Inc.	214,081	7,540
CBS Corp. Class A	2,760	161
Las Vegas Sands Corp.	26	2
Signet Jewelers Ltd.	14	1
L Brands Inc.	16	1
		13,481,670
Financials (12.9%)
Visa Inc. Class A	11,937,112	1,256,262
Mastercard Inc. Class A	6,161,536	870,009
American Tower Corporation	2,800,845	382,819
Charles Schwab Corp.	7,864,257	343,983
BlackRock Inc.	735,318	328,753

Simon Property Group Inc.	2,028,503	326,609
Marsh & McLennan Cos. Inc.	3,344,227	280,280
Crown Castle International Corp.	2,651,235	265,070
Intercontinental Exchange Inc.	3,840,323	263,830
S&P Global Inc.	1,676,971	262,127
Aon plc	1,659,819	242,500
Equinix Inc.	508,608	226,992
Prologis Inc.	3,455,477	219,285
Public Storage	965,117	206,525
Welltower Inc.	2,407,065	169,169
Weyerhaeuser Co.	4,913,239	167,198
AvalonBay Communities Inc.	900,997	160,756
Digital Realty Trust Inc.	1,338,208	158,350
Ventas Inc.	2,324,020	151,363
Moody's Corp.	1,059,502	147,493
T. Rowe Price Group Inc.	1,490,142	135,081
Boston Properties Inc.	1,006,703	123,704
* SBA Communications Corp. Class A	785,337	113,128
Essex Property Trust Inc.	430,585	109,381
First Republic Bank	1,029,158	107,506
Realty Income Corp.	1,788,053	102,259
* IHS Markit Ltd.	2,215,754	97,670
* Markel Corp.	86,208	92,068
Vornado Realty Trust	1,112,406	85,522
TD Ameritrade Holding Corp.	1,722,908	84,078
Equifax Inc.	785,296	83,233
Mid-America Apartment Communities Inc.	741,246	79,224
* E*TRADE Financial Corp.	1,792,385	78,166
* CBRE Group Inc. Class A	1,984,203	75,162
Alexandria Real Estate Equities Inc.	610,867	72,675
Arthur J Gallagher & Co.	1,175,020	72,322
MSCI Inc. Class A	587,601	68,691
UDR Inc.	1,747,376	66,453
SL Green Realty Corp.	645,647	65,417
Iron Mountain Inc.	1,640,160	63,802
Extra Space Storage Inc.	780,974	62,415
Federal Realty Investment Trust	471,381	58,550
Regency Centers Corp.	943,308	58,523
SEI Investments Co.	928,349	56,685
Comerica Inc.	573,693	43,750
CBOE Holdings Inc.	367,731	39,579
Brixmor Property Group Inc.	1,992,950	37,467
Jones Lang LaSalle Inc.	295,887	36,542
Raymond James Financial Inc.	423,681	35,729
Affiliated Managers Group Inc.	182,447	34,634
* Liberty Broadband Corp.	350,016	33,357
* SVB Financial Group	172,284	32,233
Camden Property Trust	301,278	27,552
VEREIT Inc.	3,177,045	26,338
^ Invitation Homes Inc.	609,233	13,799
* Liberty Broadband Corp. Class A	81,601	7,685
		8,809,753
Health Care (13.9%)
AbbVie Inc.	10,401,936	924,316
* Celgene Corp.	5,105,063	744,420
Gilead Sciences Inc.	8,521,596	690,420
Medtronic plc	8,868,263	689,685

Bristol-Myers Squibb Co.	10,701,164	682,092
Thermo Fisher Scientific Inc.	2,611,638	494,122
Allergan plc	2,181,487	447,096
Amgen Inc.	2,380,690	443,880
* Biogen Inc.	1,379,670	432,002
Becton Dickinson and Co.	1,485,002	290,986
Stryker Corp.	1,952,776	277,333
* Boston Scientific Corp.	8,954,083	261,191
* Intuitive Surgical Inc.	242,948	254,094
* Vertex Pharmaceuticals Inc.	1,645,152	250,129
* Regeneron Pharmaceuticals Inc.	515,051	230,290
Zoetis Inc.	3,191,708	203,503
* Alexion Pharmaceuticals Inc.	1,383,542	194,097
* Illumina Inc.	952,710	189,780
CR Bard Inc.	474,213	151,985
* Edwards Lifesciences Corp.	1,377,972	150,626
* Incyte Corp.	1,140,978	133,198
* BioMarin Pharmaceutical Inc.	1,144,078	106,479
* Centene Corp.	1,069,005	103,448
Baxter International Inc.	1,599,600	100,375
* Laboratory Corp. of America Holdings	664,400	100,304
* Quintiles IMS Holdings Inc.	964,075	91,655
Dentsply Sirona Inc.	1,497,158	89,545
* Waters Corp.	494,711	88,810
* IDEXX Laboratories Inc.	569,568	88,562
* Align Technology Inc.	470,724	87,682
* Henry Schein Inc.	1,031,531	84,575
Cooper Cos. Inc.	318,766	75,583
ResMed Inc.	927,526	71,382
* Varian Medical Systems Inc.	598,902	59,926
* Jazz Pharmaceuticals plc	372,073	54,416
* Mylan NV	1,661,285	52,114
* Alkermes plc	1,002,326	50,958
Universal Health Services Inc. Class B	288,188	31,972
* DaVita Inc.	498,957	29,633
* Envision Healthcare Corp.	393,990	17,710
* Seattle Genetics Inc.	303,363	16,506
* TESARO Inc.	123,668	15,966
		9,552,846
Industrials (11.8%)
3M Co.	3,893,997	817,350
Union Pacific Corp.	5,222,715	605,678
Accenture plc Class A	4,032,570	544,679
United Parcel Service Inc. Class B	4,494,389	539,731
* PayPal Holdings Inc.	7,453,727	477,262
Boeing Co.	1,832,066	465,729
Automatic Data Processing Inc.	2,754,736	301,148
Fidelity National Information Services Inc.	2,169,163	202,578
Sherwin-Williams Co.	548,579	196,413
FedEx Corp.	787,699	177,689
* Fiserv Inc.	1,373,399	177,113
Danaher Corp.	2,040,067	174,997
Amphenol Corp. Class A	1,993,025	168,690
Roper Technologies Inc.	666,992	162,346
Rockwell Automation Inc.	837,538	149,258
Fortive Corp.	2,038,459	144,302
Illinois Tool Works Inc.	954,425	141,217

	Agilent Technologies Inc.	2,096,908	134,621
	Paychex Inc.	2,110,869	126,568
	Waste Connections Inc.	1,720,422	120,361
*	Mettler-Toledo International Inc.	167,492	104,877
	Vulcan Materials Co.	863,113	103,228
	AMETEK Inc.	1,505,763	99,441
	Global Payments Inc.	995,095	94,564
*	FleetCor Technologies Inc.	599,403	92,770
	Fastenal Co.	1,878,672	85,630
*	Verisk Analytics Inc. Class A	1,019,727	84,831
	Martin Marietta Materials Inc.	410,268	84,610
	Masco Corp.	2,078,582	81,085
	Cintas Corp.	550,207	79,384
	TransDigm Group Inc.	304,803	77,923
*	Vantiv Inc. Class A	1,061,140	74,779
	Kansas City Southern	687,778	74,748
	Total System Services Inc.	1,082,743	70,920
	Expeditors International of Washington Inc.	1,179,062	70,579
	CH Robinson Worldwide Inc.	916,825	69,770
	Rockwell Collins Inc.	530,494	69,341
	Alliance Data Systems Corp.	307,553	68,138
	Fortune Brands Home & Security Inc.	1,004,317	67,520
*	Trimble Inc.	1,650,928	64,799
	JB Hunt Transport Services Inc.	571,229	63,452
*	Sensata Technologies Holding NV	1,118,209	53,752
	Acuity Brands Inc.	274,604	47,034
^	Wabtec Corp.	564,360	42,750
	Textron Inc.	777,165	41,874
	Hubbell Inc. Class B	356,875	41,405
*	Stericycle Inc.	557,256	39,911
	Robert Half International Inc.	781,773	39,354
*	United Rentals Inc.	276,143	38,312
	Macquarie Infrastructure Corp.	512,326	36,980
	Xylem Inc.	585,425	36,665
	Packaging Corp. of America	307,640	35,280
	Huntington Ingalls Industries Inc.	148,044	33,523
	Owens Corning	362,691	28,054
	Sealed Air Corp.	619,606	26,470
*	First Data Corp. Class A	1,439,635	25,971
	FLIR Systems Inc.	448,753	17,461
			8,094,915
Oil & Gas (3.4%)
	Schlumberger Ltd.	9,033,778	630,196
	EOG Resources Inc.	3,768,267	364,542
	Anadarko Petroleum Corp.	3,656,843	178,637
	Pioneer Natural Resources Co.	1,110,017	163,772
	Occidental Petroleum Corp.	2,494,838	160,194
*	Concho Resources Inc.	970,115	127,783
	Halliburton Co.	2,702,342	124,389
	Noble Energy Inc.	3,175,347	90,053
	Williams Cos. Inc.	2,696,872	80,933
	Cabot Oil & Gas Corp.	3,017,615	80,721
	EQT Corp.	1,130,899	73,780
	Cimarex Energy Co.	621,736	70,673
*	Cheniere Energy Inc.	1,319,192	59,416
	Targa Resources Corp.	703,141	33,259
*	Antero Resources Corp.	1,438,845	28,633

*	Continental Resources Inc.	613,187	23,675
	Range Resources Corp.	808,812	15,828
	Core Laboratories NV	18	2
*	Energen Corp.	24	1
			2,306,487
Technology (26.5%)
	Apple Inc.	30,334,145	4,675,099
*	Facebook Inc. Class A	15,467,075	2,642,859
*	Alphabet Inc. Class A	1,944,629	1,893,524
*	Alphabet Inc. Class C	1,928,916	1,850,043
	Broadcom Ltd.	2,653,058	643,473
	NVIDIA Corp.	3,523,607	629,915
	Texas Instruments Inc.	6,459,602	579,039
	Oracle Corp.	10,122,199	489,408
*	Adobe Systems Inc.	3,219,507	480,286
*	salesforce.com Inc.	4,415,283	412,476
	Applied Materials Inc.	6,958,559	362,471
	Cognizant Technology Solutions Corp. Class A	3,854,002	279,569
*	Micron Technology Inc.	6,905,972	271,612
	Intuit Inc.	1,588,246	225,753
	Analog Devices Inc.	2,394,685	206,350
	Lam Research Corp.	1,059,969	196,137
*	Autodesk Inc.	1,438,132	161,445
*	Cerner Corp.	2,055,638	146,608
	Microchip Technology Inc.	1,519,374	136,409
*	ServiceNow Inc.	1,114,048	130,934
*	Red Hat Inc.	1,157,959	128,371
	Skyworks Solutions Inc.	1,199,700	122,250
	Xilinx Inc.	1,622,051	114,890
	KLA-Tencor Corp.	1,023,328	108,473
	Harris Corp.	795,583	104,762
*	Workday Inc. Class A	855,548	90,166
	Maxim Integrated Products Inc.	1,842,633	87,912
*	Palo Alto Networks Inc.	569,117	82,010
*	Citrix Systems Inc.	939,031	72,136
*	Gartner Inc.	561,573	69,865
*	ANSYS Inc.	553,897	67,980
*	Twitter Inc.	3,851,230	64,970
*	Splunk Inc.	902,509	59,954
*,^ VeriSign Inc.		554,242	58,966
*	Qorvo Inc.	830,435	58,695
*	Arista Networks Inc.	307,441	58,294
	CDK Global Inc.	914,253	57,680
*	Akamai Technologies Inc.	1,062,517	51,766
*	F5 Networks Inc.	414,603	49,985
*,^ VMware Inc. Class A		357,571	39,043
	LogMeIn Inc.	344,081	37,866
*	Cadence Design Systems Inc.	882,275	34,823
*,^ Snap Inc.		2,380,215	34,608
	Juniper Networks Inc.	1,240,046	34,511
*	Square Inc.	780,192	22,477
*	Premier Inc. Class A	347,298	11,312
			18,137,175
Telecommunications (0.4%)
*	T-Mobile US Inc.	1,898,122	117,038
*	Level 3 Communications Inc.	1,892,858	100,870

*	Zayo Group Holdings Inc.			1,044,699	35,959
					253,867
Total Common Stocks (Cost $41,715,366)					68,192,299
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund		1.223%		4,417,955	441,884

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	1.029%	1/2/18	5,000	4,987
	United States Treasury Bill	0.980%	10/5/17	3,000	3,000
4	United States Treasury Bill	1.056%	11/24/17	1,000	999
4	United States Treasury Bill	0.968%	12/7/17	2,000	1,996
4	United States Treasury Bill	1.093%	2/22/18	3,000	2,987
	United States Treasury Bill	1.169%	3/22/18	3,000	2,983
					16,952
Total Temporary Cash Investments (Cost $458,813)					458,836
Total Investments (100.3%) (Cost $42,174,179)					68,651,135
Other Assets and Liabilities-Net (-0.3%)3					(203,671)
Net Assets (100%)					68,447,464

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $187,407,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $194,407,000 of collateral received for securities on loan.
4 Securities with a value of $9,572,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	2,046	257,397	5,335

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Growth Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	68,192,299	—	—
Temporary Cash Investments	441,884	16,952	—
Futures Contracts—Assets[1]	859	—	—
Total	68,635,042	16,952	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Growth Index Fund

D. At September 30, 2017, the cost of investment securities for tax purposes was $42,174,179,000. Net unrealized appreciation of investment securities for tax purposes was $26,476,956,000, consisting of unrealized gains of $27,095,097,000 on securities that had risen in value since their purchase and $618,141,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)1
Basic Materials (4.4%)
	Chemours Co.	4,275,500	216,383
	Steel Dynamics Inc.	5,272,455	181,742
	RPM International Inc.	3,088,786	158,578
	Olin Corp.	3,846,185	131,732
	Royal Gold Inc.	1,511,741	130,070
	Huntsman Corp.	4,711,491	129,189
^	United States Steel Corp.	4,047,587	103,861
*	Alcoa Corp.	2,132,838	99,433
	Versum Materials Inc.	2,515,590	97,655
	Ashland Global Holdings Inc.	1,443,173	94,369
	NewMarket Corp.	219,176	93,314
	Scotts Miracle-Gro Co.	945,197	92,005
	Sensient Technologies Corp.	1,013,372	77,949
	PolyOne Corp.	1,890,813	75,689
	Cabot Corp.	1,223,338	68,262
	HB Fuller Co.	1,169,823	67,920
*	Univar Inc.	2,274,892	65,813
	Domtar Corp.	1,449,997	62,915
*	Ingevity Corp.	974,556	60,880
*	Peabody Energy Corp.	2,074,922	60,193
^,* Allegheny Technologies Inc.		2,517,475	60,168
	Balchem Corp.	738,365	60,022
*	CONSOL Energy Inc.	3,460,385	58,619
	US Silica Holdings Inc.	1,880,895	58,439
	Minerals Technologies Inc.	811,298	57,318
	WR Grace & Co.	790,037	57,001
*	Platform Specialty Products Corp.	4,975,779	55,480
	Carpenter Technology Corp.	1,082,572	51,996
	Commercial Metals Co.	2,682,553	51,049
	Compass Minerals International Inc.	782,684	50,796
^,* Cleveland-Cliffs Inc.		6,866,089	49,093
*	GCP Applied Technologies Inc.	1,573,550	48,308
	Worthington Industries Inc.	1,022,346	47,028
	Hecla Mining Co.	9,235,208	46,361
	Quaker Chemical Corp.	292,031	43,206
*	Ferro Corp.	1,934,694	43,144
*	Cambrex Corp.	757,386	41,656
	KapStone Paper and Packaging Corp.	1,906,446	40,970
	Stepan Co.	468,670	39,209
^,* AK Steel Holding Corp.		6,909,264	38,623
*	Coeur Mining Inc.	4,201,914	38,616
	Kaiser Aluminum Corp.	371,227	38,288
	Innospec Inc.	557,400	34,364
^	Arch Coal Inc. Class A	477,639	34,266
	Tronox Ltd. Class A	1,408,688	29,723
*	Kraton Corp.	721,582	29,181
	Calgon Carbon Corp.	1,178,241	25,214
	Deltic Timber Corp.	253,399	22,408
	Innophos Holdings Inc.	451,987	22,233

*	Koppers Holdings Inc.	454,903	20,994
	A Schulman Inc.	611,691	20,889
	PH Glatfelter Co.	1,007,910	19,604
*	Clearwater Paper Corp.	379,329	18,682
*	Century Aluminum Co.	1,108,567	18,380
^,* Fairmount Santrol Holdings Inc.		3,644,898	17,423
	American Vanguard Corp.	618,291	14,159
	Rayonier Advanced Materials Inc.	1,002,326	13,732
	Tredegar Corp.	723,771	13,028
	Kronos Worldwide Inc.	535,602	12,228
	Haynes International Inc.	289,012	10,378
	FutureFuel Corp.	603,608	9,501
	Warrior Met Coal Inc.	371,595	8,758
*	Resolute Forest Products Inc.	1,345,075	6,793
*	SunCoke Energy Inc.	740,780	6,771
*	PQ Group Holdings Inc.	263,837	4,551
			3,556,602
Consumer Goods (7.2%)
*	Take-Two Interactive Software Inc.	2,464,362	251,932
*	Middleby Corp.	1,332,847	170,831
	Pinnacle Foods Inc.	2,748,097	157,109
	Toll Brothers Inc.	3,593,224	149,011
	Leggett & Platt Inc.	3,060,272	146,067
	Thor Industries Inc.	1,155,809	145,528
	Gentex Corp.	6,605,178	130,783
*	Post Holdings Inc.	1,453,610	128,310
	Brunswick Corp.	2,052,263	114,865
*	US Foods Holding Corp.	4,150,563	110,820
	Valvoline Inc.	4,688,842	109,953
	Carter's Inc.	1,106,934	109,310
^,* Herbalife Ltd.		1,521,652	103,214
	Ingredion Inc.	829,738	100,100
	Pool Corp.	906,473	98,053
	Goodyear Tire & Rubber Co.	2,911,468	96,806
*	Edgewell Personal Care Co.	1,318,777	95,967
*	Hain Celestial Group Inc.	2,279,268	93,792
	Dana Inc.	3,345,878	93,551
^,* TreeHouse Foods Inc.		1,323,365	89,631
*	Visteon Corp.	721,037	89,243
	Flowers Foods Inc.	4,357,764	81,970
*	Skechers U.S.A. Inc. Class A	3,097,839	77,725
^,* Wayfair Inc.		1,140,493	76,869
	Tenneco Inc.	1,231,385	74,708
*	Welbilt Inc.	3,218,753	74,192
	Nu Skin Enterprises Inc. Class A	1,163,572	71,536
	CalAtlantic Group Inc.	1,910,577	69,984
^,* Tempur Sealy International Inc.		1,061,865	68,512
	Snyder's-Lance Inc.	1,787,574	68,178
	Sanderson Farms Inc.	420,962	67,994
*	Zynga Inc. Class A	17,973,870	67,941
*	Darling Ingredients Inc.	3,811,883	66,784
	Energizer Holdings Inc.	1,433,290	66,003
^,* Blue Buffalo Pet Products Inc.		2,280,269	64,646
	LCI Industries	547,320	63,407
	Tupperware Brands Corp.	1,001,192	61,894
	Wolverine World Wide Inc.	2,121,838	61,215
*	Helen of Troy Ltd.	629,054	60,955

	Spectrum Brands Holdings Inc.	537,090	56,889
*	Dorman Products Inc.	747,835	53,560
	Lancaster Colony Corp.	444,580	53,403
*	Steven Madden Ltd.	1,232,062	53,348
*	Deckers Outdoor Corp.	740,955	50,689
	Herman Miller Inc.	1,383,018	49,650
^	B&G Foods Inc.	1,535,941	48,920
	Vector Group Ltd.	2,342,097	47,943
	KB Home	1,980,475	47,769
*	Cooper-Standard Holdings Inc.	410,015	47,549
*	iRobot Corp.	608,792	46,913
*	TRI Pointe Group Inc.	3,322,200	45,880
	J&J Snack Foods Corp.	347,026	45,565
	Cooper Tire & Rubber Co.	1,207,371	45,156
	HNI Corp.	1,018,243	42,227
	Columbia Sportswear Co.	644,979	39,718
*	Meritage Homes Corp.	884,931	39,291
*	Taylor Morrison Home Corp. Class A	1,592,500	35,115
	WD-40 Co.	307,318	34,389
	Fresh Del Monte Produce Inc.	752,269	34,198
*	American Axle & Manufacturing Holdings Inc.	1,934,661	34,011
	Universal Corp.	585,522	33,550
	National Beverage Corp.	269,343	33,412
	MDC Holdings Inc.	958,604	31,835
*	Gentherm Inc.	851,220	31,623
	Interface Inc. Class A	1,421,741	31,136
*	Central Garden & Pet Co. Class A	832,053	30,944
^,* Boston Beer Co. Inc. Class A		196,143	30,638
	Seaboard Corp.	6,761	30,458
*	Vista Outdoor Inc.	1,321,206	30,308
	La-Z-Boy Inc.	1,115,298	30,002
*	ACCO Brands Corp.	2,511,507	29,887
	Steelcase Inc. Class A	1,922,939	29,613
	Schweitzer-Mauduit International Inc.	709,690	29,424
^,* Fitbit Inc. Class A		4,087,701	28,450
^,* Hostess Brands Inc. Class A		2,079,979	28,412
*	Select Comfort Corp.	902,429	28,020
^,* Cal-Maine Foods Inc.		658,756	27,075
*	G-III Apparel Group Ltd.	900,874	26,143
*	Avon Products Inc.	10,173,828	23,705
^,* GoPro Inc. Class A		2,126,375	23,411
	Coca-Cola Bottling Co. Consolidated	107,345	23,160
	Dean Foods Co.	2,103,305	22,884
	Oxford Industries Inc.	349,691	22,219
	Briggs & Stratton Corp.	937,947	22,042
	Knoll Inc.	1,079,936	21,599
*	Modine Manufacturing Co.	1,098,061	21,138
	Andersons Inc.	589,708	20,197
	Ethan Allen Interiors Inc.	571,012	18,501
	Inter Parfums Inc.	395,154	16,300
*	USANA Health Sciences Inc.	282,132	16,279
	Phibro Animal Health Corp. Class A	433,085	16,046
*	Crocs Inc.	1,581,323	15,339
^	Tootsie Roll Industries Inc.	355,993	13,528
	National Presto Industries Inc.	112,108	11,934
^,* elf Beauty Inc.		479,346	10,809
	Movado Group Inc.	357,771	10,018

^,* Central Garden & Pet Co.		240,413	9,338
^	Acushnet Holdings Corp.	516,164	9,167
	Superior Industries International Inc.	542,475	9,032
^,* Fossil Group Inc.		950,704	8,870
	Titan International Inc.	583,765	5,925
*	Roku Inc.	193,657	5,140
^,* Amplify Snack Brands Inc.		707,655	5,017
^,* Revlon Inc. Class A		182,371	4,477
*	Eastman Kodak Co.	445,920	3,277
*	Iconix Brand Group Inc.	559,945	3,186
*	Vera Bradley Inc.	230,237	2,028
			5,717,068
Consumer Services (11.3%)
	Vail Resorts Inc.	925,041	211,020
*	Liberty Media Corp-Liberty Formula One	4,391,890	167,287
*	Copart Inc.	4,529,079	155,664
*	Burlington Stores Inc.	1,596,111	152,365
	KAR Auction Services Inc.	3,177,004	151,670
*	ServiceMaster Global Holdings Inc.	3,085,307	144,176
	Service Corp. International	4,113,276	141,908
*	JetBlue Airways Corp.	7,611,310	141,038
*	Live Nation Entertainment Inc.	3,099,470	134,982
	Domino's Pizza Inc.	557,948	110,781
	Dunkin' Brands Group Inc.	2,087,042	110,780
^	Signet Jewelers Ltd.	1,583,097	105,355
^,* GrubHub Inc.		1,998,658	105,249
	Rollins Inc.	2,268,296	104,659
	Six Flags Entertainment Corp.	1,682,536	102,534
*	Grand Canyon Education Inc.	1,112,918	101,075
*	Bright Horizons Family Solutions Inc.	1,162,059	100,181
	Dun & Bradstreet Corp.	854,867	99,515
	Casey's General Stores Inc.	884,683	96,829
^	Williams-Sonoma Inc.	1,805,555	90,025
	Extended Stay America Inc.	4,449,739	88,995
	Cinemark Holdings Inc.	2,425,273	87,819
*	Madison Square Garden Co. Class A	396,065	84,798
^	Cracker Barrel Old Country Store Inc.	556,362	84,356
	Sabre Corp.	4,513,207	81,689
*	Beacon Roofing Supply Inc.	1,543,263	79,092
*	Yelp Inc. Class A	1,797,887	77,849
^,* AutoNation Inc.		1,627,243	77,229
	AMERCO	204,130	76,528
	Cable One Inc.	105,905	76,476
*	Stamps.com Inc.	371,626	75,310
	Chemed Corp.	370,139	74,787
	Dolby Laboratories Inc. Class A	1,276,034	73,397
	Texas Roadhouse Inc. Class A	1,479,428	72,699
	Aaron's Inc.	1,636,668	71,408
*	AMC Networks Inc. Class A	1,204,677	70,437
	Tribune Media Co. Class A	1,716,047	70,118
*	Lions Gate Entertainment Corp. Class B	2,183,741	69,421
	Jack in the Box Inc.	680,732	69,380
*	Liberty Expedia Holdings Inc. Class A	1,256,062	66,709
*	Five Below Inc.	1,212,320	66,532
*	Hilton Grand Vacations Inc.	1,719,678	66,431
	TEGNA Inc.	4,980,812	66,394
	ILG Inc.	2,454,515	65,609

	Wendy's Co.	4,224,405	65,605
	H&R Block Inc.	2,418,772	64,049
	Lithia Motors Inc. Class A	528,599	63,596
	Nexstar Media Group Inc. Class A	1,016,109	63,304
	Marriott Vacations Worldwide Corp.	500,047	62,271
*	Avis Budget Group Inc.	1,625,413	61,863
*	Sally Beauty Holdings Inc.	3,042,291	59,568
	Graham Holdings Co. Class B	101,605	59,449
	Churchill Downs Inc.	284,928	58,752
	New York Times Co. Class A	2,983,714	58,481
*	Performance Food Group Co.	2,047,175	57,833
	Sinclair Broadcast Group Inc. Class A	1,782,708	57,136
*	Scientific Games Corp. Class A	1,242,477	56,968
*	Michaels Cos. Inc.	2,622,344	56,302
	John Wiley & Sons Inc. Class A	1,052,366	56,302
*	Sprouts Farmers Market Inc.	2,979,858	55,932
*	Caesars Acquisition Co. Class A	2,570,067	55,128
	Big Lots Inc.	1,024,222	54,868
*	Murphy USA Inc.	791,502	54,614
	Office Depot Inc.	11,986,232	54,417
	Choice Hotels International Inc.	848,285	54,205
*	Spirit Airlines Inc.	1,606,969	53,689
	Foot Locker Inc.	1,521,079	53,572
	Planet Fitness Inc. Class A	1,982,172	53,479
*	SiteOne Landscape Supply Inc.	919,093	53,399
	PriceSmart Inc.	597,075	53,289
	American Eagle Outfitters Inc.	3,689,776	52,764
*	Ollie's Bargain Outlet Holdings Inc.	1,131,509	52,502
	Hillenbrand Inc.	1,311,451	50,950
	Meredith Corp.	912,789	50,660
*	Dave & Buster's Entertainment Inc.	960,228	50,393
	Dick's Sporting Goods Inc.	1,862,380	50,303
^,* Groupon Inc. Class A		9,634,032	50,097
	SkyWest Inc.	1,139,841	50,039
*	United Natural Foods Inc.	1,172,664	48,771
	GameStop Corp. Class A	2,345,115	48,450
	Children's Place Inc.	408,632	48,280
*	Rite Aid Corp.	24,383,516	47,792
*	Sotheby's	1,035,925	47,767
	Boyd Gaming Corp.	1,826,396	47,578
*	Hawaiian Holdings Inc.	1,240,934	46,597
*	Adtalem Global Education Inc.	1,291,331	46,294
	Papa John's International Inc.	632,492	46,216
*	Penn National Gaming Inc.	1,902,241	44,493
^,* Cars.com Inc.		1,657,633	44,110
	Matthews International Corp. Class A	706,123	43,956
*	Acxiom Corp.	1,749,498	43,108
^	Regal Entertainment Group Class A	2,616,720	41,868
^	Lions Gate Entertainment Corp. Class A	1,246,842	41,707
^,* Urban Outfitters Inc.		1,738,809	41,558
	Cheesecake Factory Inc.	977,137	41,157
^,* Trade Desk Inc. Class A		667,793	41,076
^,* Pandora Media Inc.		5,325,843	41,009
	Monro Muffler Brake Inc.	718,782	40,288
*	Etsy Inc.	2,328,523	39,305
	Allegiant Travel Co. Class A	297,099	39,128
	Penske Automotive Group Inc.	795,296	37,832

	Bed Bath & Beyond Inc.	1,589,895	37,315
	Red Rock Resorts Inc. Class A	1,578,049	36,548
	Brinker International Inc.	1,130,021	36,002
	Bob Evans Farms Inc.	460,228	35,672
*	Shutterfly Inc.	732,743	35,523
	Bloomin' Brands Inc.	1,944,671	34,226
*	Buffalo Wild Wings Inc.	322,973	34,138
	DSW Inc. Class A	1,586,517	34,078
	Morningstar Inc.	393,934	33,480
*	Rush Enterprises Inc. Class A	721,133	33,381
*	La Quinta Holdings Inc.	1,903,379	33,309
	Group 1 Automotive Inc.	457,648	33,161
	Core-Mark Holding Co. Inc.	1,016,346	32,665
	Time Inc.	2,300,596	31,058
^,* RH		439,439	30,901
*	MSG Networks Inc.	1,419,216	30,087
*	Houghton Mifflin Harcourt Co.	2,426,773	29,243
^,* Weight Watchers International Inc.		669,868	29,173
	Caleres Inc.	943,870	28,807
	HSN Inc.	726,676	28,377
^,* Hertz Global Holdings Inc.		1,260,530	28,185
*	Herc Holdings Inc.	556,207	27,326
*	Pinnacle Entertainment Inc.	1,270,213	27,068
*	Quotient Technology Inc.	1,708,365	26,736
*	Asbury Automotive Group Inc.	433,650	26,496
^,* JC Penney Co. Inc.		6,813,454	25,959
*	Belmond Ltd. Class A	1,893,325	25,844
*	Lumber Liquidators Holdings Inc.	657,301	25,622
	Chico's FAS Inc.	2,846,693	25,478
*	TrueCar Inc.	1,594,620	25,179
*	EW Scripps Co. Class A	1,298,723	24,819
	Gannett Co. Inc.	2,631,214	23,681
	Sonic Corp.	919,479	23,401
	Guess? Inc.	1,344,797	22,902
^,* Diplomat Pharmacy Inc.		1,105,616	22,897
	Abercrombie & Fitch Co.	1,573,545	22,722
^	Wingstop Inc.	672,060	22,346
*	Liberty Media Corp-Liberty Formula One Class A	601,950	21,965
	Scholastic Corp.	580,307	21,587
	Strayer Education Inc.	245,791	21,450
*	Liberty TripAdvisor Holdings Inc. Class A	1,666,428	20,580
^,* SeaWorld Entertainment Inc.		1,576,662	20,481
	International Speedway Corp. Class A	546,936	19,690
	SUPERVALU Inc.	886,017	19,271
	World Wrestling Entertainment Inc. Class A	812,008	19,123
	Capella Education Co.	270,331	18,964
^,* Caesars Entertainment Corp.		1,379,243	18,413
*	Laureate Education Inc. Class A	1,189,661	17,310
	New Media Investment Group Inc.	1,167,503	17,267
	DineEquity Inc.	394,936	16,974
^	AMC Entertainment Holdings Inc. Class A	1,141,902	16,786
	Tailored Brands Inc.	1,130,291	16,321
^	Dillard's Inc. Class A	290,000	16,260
*	Eldorado Resorts Inc.	618,742	15,871
*	Bankrate Inc.	1,036,798	14,463
*	BJ's Restaurants Inc.	471,541	14,358
*	K12 Inc.	799,705	14,267

^	GNC Holdings Inc. Class A	1,501,332	13,272
^,* Shake Shack Inc. Class A		391,694	13,016
*	Angie's List Inc.	986,520	12,292
*	Express Inc.	1,737,119	11,743
	Buckle Inc.	681,046	11,476
*	Regis Corp.	802,427	11,451
*	Genesco Inc.	428,352	11,394
^	Rent-A-Center Inc.	982,448	11,279
	Sonic Automotive Inc. Class A	550,604	11,232
	Finish Line Inc. Class A	925,771	11,137
*	Ascena Retail Group Inc.	4,271,785	10,466
	National CineMedia Inc.	1,463,377	10,214
	Tile Shop Holdings Inc.	779,875	9,904
^	Emerald Expositions Events Inc.	414,836	9,641
	Barnes & Noble Inc.	1,255,002	9,538
*	Fiesta Restaurant Group Inc.	499,488	9,490
	Weis Markets Inc.	216,541	9,420
^,* Party City Holdco Inc.		688,401	9,328
*	Biglari Holdings Inc.	26,881	8,959
*	Zumiez Inc.	435,697	7,886
	Pier 1 Imports Inc.	1,871,896	7,843
*	Clean Energy Fuels Corp.	3,117,166	7,731
	Cato Corp. Class A	528,833	6,996
*	Rush Enterprises Inc. Class B	148,946	6,497
^,* Habit Restaurants Inc. Class A		474,066	6,187
	Speedway Motorsports Inc.	283,393	6,036
^,* El Pollo Loco Holdings Inc.		489,775	5,951
*	Smart & Final Stores Inc.	682,238	5,356
*	Bojangles' Inc.	384,233	5,187
*	FTD Cos. Inc.	381,291	4,972
*	American Public Education Inc.	190,930	4,019
^,* Blue Apron Holdings Inc. Class A		701,709	3,824
	Clear Channel Outdoor Holdings Inc. Class A	821,966	3,822
^,* Sears Holdings Corp.		504,290	3,681
^,* Lands' End Inc.		259,068	3,420
^,* Hibbett Sports Inc.		239,141	3,408
*	Francesca's Holdings Corp.	428,597	3,154
^	Fred's Inc. Class A	416,256	2,681
*	Barnes & Noble Education Inc.	401,808	2,616
*	Bridgepoint Education Inc.	235,801	2,264
*	Vitamin Shoppe Inc.	24	—
			8,988,664
Financials (25.3%)
	East West Bancorp Inc.	3,341,371	199,747
	American Financial Group Inc.	1,628,206	168,438
	WP Carey Inc.	2,471,555	166,558
	Equity LifeStyle Properties Inc.	1,912,851	162,745
	Kilroy Realty Corp.	2,276,426	161,899
	Apartment Investment & Management Co.	3,632,274	159,312
	Forest City Realty Trust Inc. Class A	6,174,341	157,507
	Gaming and Leisure Properties Inc.	4,186,568	154,442
*	Signature Bank	1,200,267	153,682
	MarketAxess Holdings Inc.	825,095	152,238
	Colony NorthStar Inc. Class A	12,111,440	152,120
	Sun Communities Inc.	1,728,950	148,136
^	Omega Healthcare Investors Inc.	4,563,548	145,623
	Janus Henderson Group plc	4,168,503	145,231

	National Retail Properties Inc.	3,453,945	143,891
	Douglas Emmett Inc.	3,578,909	141,081
	CBOE Holdings Inc.	1,304,159	140,367
	PacWest Bancorp	2,775,576	140,194
	Liberty Property Trust	3,407,966	139,931
	American Campus Communities Inc.	3,156,081	139,341
	Healthcare Trust of America Inc. Class A	4,645,514	138,436
	Lamar Advertising Co. Class A	1,934,854	132,596
	Brown & Brown Inc.	2,749,506	132,499
	Starwood Property Trust Inc.	6,022,465	130,808
	Bank of the Ozarks	2,672,174	128,398
	First American Financial Corp.	2,559,808	127,914
	Cullen/Frost Bankers Inc.	1,337,492	126,955
	RenaissanceRe Holdings Ltd.	931,417	125,872
	Eaton Vance Corp.	2,528,029	124,809
	DCT Industrial Trust Inc.	2,153,420	124,726
	Highwoods Properties Inc.	2,388,855	124,435
	Synovus Financial Corp.	2,670,675	123,011
	American Homes 4 Rent Class A	5,656,586	122,804
	Commerce Bancshares Inc.	2,114,071	122,130
	Hudson Pacific Properties Inc.	3,609,286	121,019
	EPR Properties	1,705,312	118,928
	New Residential Investment Corp.	7,108,509	118,925
	CyrusOne Inc.	2,006,774	118,259
*	Western Alliance Bancorp	2,197,098	116,622
	Pinnacle Financial Partners Inc.	1,706,587	114,256
*	SVB Financial Group	609,644	114,058
	Old Republic International Corp.	5,788,501	113,976
	Webster Financial Corp.	2,130,329	111,949
	Medical Properties Trust Inc.	8,420,553	110,562
	CubeSmart	4,169,222	108,233
	Starwood Waypoint Homes	2,968,089	107,949
*	MGIC Investment Corp.	8,574,655	107,440
	Senior Housing Properties Trust	5,494,347	107,414
	Gramercy Property Trust	3,515,651	106,348
	LPL Financial Holdings Inc.	2,047,462	105,588
	FNB Corp.	7,475,975	104,888
	Assured Guaranty Ltd.	2,758,604	104,137
	Realogy Holdings Corp.	3,154,224	103,932
	First Horizon National Corp.	5,417,975	103,754
	Hospitality Properties Trust	3,610,058	102,851
*	Liberty Ventures Class A	1,786,316	102,802
	IBERIABANK Corp.	1,240,468	101,904
	Wintrust Financial Corp.	1,290,471	101,057
	Prosperity Bancshares Inc.	1,528,045	100,438
*	Howard Hughes Corp.	848,582	100,073
	Umpqua Holdings Corp.	5,091,153	99,328
^,* Zillow Group Inc.		2,462,405	99,013
*	Texas Capital Bancshares Inc.	1,147,717	98,474
	STORE Capital Corp.	3,957,212	98,416
	Navient Corp.	6,362,517	95,565
	Hancock Holding Co.	1,961,041	95,012
	Hanover Insurance Group Inc.	979,587	94,951
	Radian Group Inc.	4,981,959	93,113
	Apple Hospitality REIT Inc.	4,902,025	92,697
	Healthcare Realty Trust Inc.	2,865,241	92,662
	CNO Financial Group Inc.	3,907,276	91,196

	Spirit Realty Capital Inc.	10,609,423	90,923
	Cousins Properties Inc.	9,724,161	90,824
	Home BancShares Inc.	3,570,260	90,042
	Weingarten Realty Investors	2,825,144	89,670
	Sabra Health Care REIT Inc.	4,069,292	89,280
	Park Hotels & Resorts Inc.	3,231,850	89,070
	CoreSite Realty Corp.	792,490	88,680
	Life Storage Inc.	1,077,864	88,180
	BankUnited Inc.	2,470,437	87,873
*	Equity Commonwealth	2,877,464	87,475
	Rayonier Inc.	2,984,398	86,219
	Chemical Financial Corp.	1,645,221	85,979
	Validus Holdings Ltd.	1,746,691	85,955
	United Bankshares Inc.	2,306,442	85,684
	Popular Inc.	2,363,739	84,953
	Associated Banc-Corp	3,502,289	84,931
	Primerica Inc.	1,037,657	84,621
	RLJ Lodging Trust	3,842,987	84,546
*	JBG SMITH Properties	2,464,667	84,316
	Sunstone Hotel Investors Inc.	5,217,166	83,840
	First Industrial Realty Trust Inc.	2,774,374	83,481
	MB Financial Inc.	1,843,660	83,002
	Investors Bancorp Inc.	6,042,803	82,424
	Bank of Hawaii Corp.	985,413	82,144
	Two Harbors Investment Corp.	8,067,480	81,320
	Legg Mason Inc.	2,058,633	80,925
	Outfront Media Inc.	3,208,736	80,796
	MFA Financial Inc.	9,165,942	80,294
	Stifel Financial Corp.	1,501,081	80,248
*	Essent Group Ltd.	1,935,101	78,372
	Chimera Investment Corp.	4,121,165	77,972
	UMB Financial Corp.	1,040,403	77,500
	GEO Group Inc.	2,869,080	77,178
	LaSalle Hotel Properties	2,621,443	76,074
	Fulton Financial Corp.	4,048,290	75,905
	BGC Partners Inc. Class A	5,233,704	75,732
	Corporate Office Properties Trust	2,300,630	75,530
^,* Credit Acceptance Corp.		269,042	75,377
	Paramount Group Inc.	4,696,252	75,140
	Empire State Realty Trust Inc.	3,651,951	75,011
	Sterling Bancorp	3,029,442	74,676
	Physicians Realty Trust	4,142,740	73,451
	CoreCivic Inc.	2,732,609	73,152
	Selective Insurance Group Inc.	1,349,014	72,644
	Cathay General Bancorp	1,776,396	71,411
	Brandywine Realty Trust	4,059,974	71,009
	Erie Indemnity Co. Class A	587,735	70,863
	Interactive Brokers Group Inc.	1,572,224	70,813
	Retail Properties of America Inc.	5,339,416	70,107
	Valley National Bancorp	5,796,421	69,847
	National Health Investors Inc.	900,376	69,590
	Washington Federal Inc.	2,045,487	68,831
	Glacier Bancorp Inc.	1,805,616	68,180
	Piedmont Office Realty Trust Inc. Class A	3,368,081	67,901
	ProAssurance Corp.	1,234,947	67,490
	FirstCash Inc.	1,055,936	66,682
	EastGroup Properties Inc.	754,202	66,460

Taubman Centers Inc.	1,336,877	66,443
DDR Corp.	7,250,270	66,412
* SLM Corp.	5,776,989	66,262
First Financial Bankshares Inc.	1,454,082	65,725
Community Bank System Inc.	1,169,809	64,632
Blackstone Mortgage Trust Inc. Class A	2,078,369	64,471
White Mountains Insurance Group Ltd.	73,883	63,318
Ryman Hospitality Properties Inc.	1,006,297	62,884
Federated Investors Inc. Class B	2,111,874	62,723
Columbia Property Trust Inc.	2,805,745	61,081
TCF Financial Corp.	3,573,843	60,898
Education Realty Trust Inc.	1,694,004	60,866
BancorpSouth Inc.	1,898,190	60,837
* HealthEquity Inc.	1,180,010	59,685
Assurant Inc.	623,418	59,549
PS Business Parks Inc.	441,653	58,961
STAG Industrial Inc.	2,133,697	58,613
CVB Financial Corp.	2,421,386	58,525
Evercore Partners Inc. Class A	726,997	58,342
Washington REIT	1,779,322	58,291
South State Corp.	642,719	57,877
^ Pebblebrook Hotel Trust	1,596,981	57,715
* Blackhawk Network Holdings Inc.	1,309,738	57,367
Old National Bancorp	3,130,471	57,288
Columbia Banking System Inc.	1,350,054	56,851
American Equity Investment Life Holding Co.	1,953,586	56,810
Uniti Group Inc.	3,865,041	56,662
Great Western Bancorp Inc.	1,360,361	56,156
Aspen Insurance Holdings Ltd.	1,384,568	55,937
First Midwest Bancorp Inc.	2,374,917	55,621
RLI Corp.	967,605	55,502
Acadia Realty Trust	1,936,604	55,426
American National Insurance Co.	466,529	55,088
Urban Edge Properties	2,242,654	54,093
Tanger Factory Outlet Centers Inc.	2,200,072	53,726
Hope Bancorp Inc.	2,974,395	52,677
* Green Dot Corp. Class A	1,057,045	52,408
* LendingClub Corp.	8,593,722	52,336
First Citizens BancShares Inc. Class A	139,967	52,332
International Bancshares Corp.	1,298,522	52,071
Xenia Hotels & Resorts Inc.	2,468,562	51,963
Lexington Realty Trust	5,012,131	51,224
DiamondRock Hospitality Co.	4,637,697	50,783
Financial Engines Inc.	1,460,336	50,747
QTS Realty Trust Inc. Class A	958,093	50,166
Alexander & Baldwin Inc.	1,082,432	50,149
Trustmark Corp.	1,488,141	49,287
* Zillow Group Inc. Class A	1,220,987	49,023
Retail Opportunity Investments Corp.	2,540,014	48,286
Potlatch Corp.	940,575	47,969
* Eagle Bancorp Inc.	711,052	47,676
Independent Bank Corp.	634,543	47,369
Kemper Corp.	889,964	47,168
BOK Financial Corp.	529,257	47,146
Rexford Industrial Realty Inc.	1,646,257	47,116
Banner Corp.	765,715	46,923
Astoria Financial Corp.	2,178,061	46,828

	Renasant Corp.	1,081,099	46,379
	United Community Banks Inc.	1,613,063	46,037
*	FCB Financial Holdings Inc. Class A	951,063	45,936
*	Genworth Financial Inc. Class A	11,547,725	44,459
	Mack-Cali Realty Corp.	1,873,447	44,419
	Invesco Mortgage Capital Inc.	2,579,093	44,180
	Apollo Commercial Real Estate Finance Inc.	2,432,026	44,044
*	HRG Group Inc.	2,784,008	43,458
	Hilltop Holdings Inc.	1,670,564	43,435
	Towne Bank	1,291,871	43,278
	LTC Properties Inc.	915,428	43,007
	Capitol Federal Financial Inc.	2,874,183	42,250
*	Enstar Group Ltd.	189,727	42,186
	Government Properties Income Trust	2,225,198	41,767
	Kennedy-Wilson Holdings Inc.	2,243,767	41,622
^,* LendingTree Inc.		166,569	40,718
	Argo Group International Holdings Ltd.	661,661	40,692
	ServisFirst Bancshares Inc.	1,040,204	40,412
	LegacyTexas Financial Group Inc.	997,209	39,809
	WesBanco Inc.	966,549	39,648
	First Hawaiian Inc.	1,294,330	39,205
	Kite Realty Group Trust	1,933,158	39,146
*	Santander Consumer USA Holdings Inc.	2,521,374	38,754
^,* BofI Holding Inc.		1,323,294	37,674
	Provident Financial Services Inc.	1,389,748	37,065
	Horace Mann Educators Corp.	939,565	36,972
	American Assets Trust Inc.	928,589	36,930
	Waddell & Reed Financial Inc. Class A	1,838,625	36,901
	Northwest Bancshares Inc.	2,134,774	36,868
	Simmons First National Corp. Class A	631,509	36,564
	Mercury General Corp.	639,293	36,242
	Washington Prime Group Inc.	4,302,409	35,839
	First Financial Bancorp	1,365,047	35,696
	Chesapeake Lodging Trust	1,321,661	35,645
	Artisan Partners Asset Management Inc. Class A	1,092,419	35,613
*	OneMain Holdings Inc. Class A	1,260,189	35,525
	NBT Bancorp Inc.	957,773	35,169
	Westamerica Bancorporation	579,688	34,515
*	Walker & Dunlop Inc.	649,357	33,981
	Global Net Lease Inc.	1,548,920	33,906
	Select Income REIT	1,444,127	33,821
	Navigators Group Inc.	578,961	33,782
*	Quality Care Properties Inc.	2,167,753	33,600
	HFF Inc. Class A	846,194	33,475
	CareTrust REIT Inc.	1,753,212	33,381
^	CBL & Associates Properties Inc.	3,953,473	33,170
	Moelis & Co. Class A	767,269	33,031
	Berkshire Hills Bancorp Inc.	839,787	32,542
	Park National Corp.	300,811	32,485
	Employers Holdings Inc.	712,272	32,373
	First Commonwealth Financial Corp.	2,253,470	31,842
	Boston Private Financial Holdings Inc.	1,849,029	30,601
	AmTrust Financial Services Inc.	2,264,603	30,482
	New York REIT Inc.	3,882,727	30,479
	S&T Bancorp Inc.	767,372	30,373
	CYS Investments Inc.	3,505,643	30,289
	Capital Bank Financial Corp.	737,762	30,285

	Redwood Trust Inc.	1,784,080	29,063
	Tompkins Financial Corp.	333,579	28,734
*	PRA Group Inc.	998,540	28,608
	First Interstate BancSystem Inc. Class A	731,237	27,970
	NRG Yield Inc.	1,432,400	27,645
	Kearny Financial Corp.	1,796,050	27,569
	WisdomTree Investments Inc.	2,693,711	27,422
^,* Black Knight Financial Services Inc. Class A		636,257	27,391
	Beneficial Bancorp Inc.	1,581,883	26,259
	Brookline Bancorp Inc.	1,683,356	26,092
	Ladder Capital Corp. Class A	1,891,430	26,064
	National General Holdings Corp.	1,353,153	25,859
	ARMOUR Residential REIT Inc.	953,779	25,657
	PennyMac Mortgage Investment Trust	1,468,232	25,533
	Safety Insurance Group Inc.	333,640	25,457
	Franklin Street Properties Corp.	2,361,744	25,082
	City Holding Co.	343,278	24,685
*	FNFV Group	1,433,309	24,581
	State Bank Financial Corp.	855,471	24,509
	First Merchants Corp.	566,418	24,316
*	MBIA Inc.	2,765,292	24,058
^,* Encore Capital Group Inc.		540,256	23,933
	Ramco-Gershenson Properties Trust	1,836,974	23,899
*	Third Point Reinsurance Ltd.	1,485,478	23,173
	BancFirst Corp.	405,632	23,020
	Infinity Property & Casualty Corp.	241,755	22,773
^	Seritage Growth Properties Class A	484,533	22,322
	Parkway Inc.	969,168	22,320
*	First BanCorp	4,248,514	21,752
	Central Pacific Financial Corp.	668,431	21,510
	Universal Health Realty Income Trust	283,514	21,402
	Capstead Mortgage Corp.	2,215,341	21,378
	United Fire Group Inc.	463,053	21,217
	TFS Financial Corp.	1,307,240	21,086
	National Bank Holdings Corp. Class A	587,951	20,984
	Getty Realty Corp.	731,541	20,929
	Terreno Realty Corp.	575,969	20,839
	MTGE Investment Corp.	1,055,537	20,477
	InfraREIT Inc.	910,157	20,360
	Houlihan Lokey Inc. Class A	518,713	20,297
	Alexander's Inc.	47,378	20,093
*	St. Joe Co.	1,061,595	20,011
	Nelnet Inc. Class A	391,095	19,750
	Piper Jaffray Cos.	331,512	19,675
	Ameris Bancorp	408,630	19,614
	Summit Hotel Properties Inc.	1,207,518	19,308
	Cohen & Steers Inc.	482,888	19,069
*	iStar Inc.	1,585,361	18,707
	Virtus Investment Partners Inc.	159,000	18,452
	National Western Life Group Inc. Class A	51,495	17,972
	New Senior Investment Group Inc.	1,908,816	17,466
	Saul Centers Inc.	277,859	17,202
	FBL Financial Group Inc. Class A	229,852	17,124
	Investors Real Estate Trust	2,802,479	17,123
^	Hersha Hospitality Trust Class A	916,506	17,111
*,2 Forestar Group Inc.		969,559	16,676
	Northfield Bancorp Inc.	958,440	16,629

*	Flagstar Bancorp Inc.	462,485	16,409
^	Virtu Financial Inc. Class A	1,010,459	16,369
	Investment Technology Group Inc.	727,956	16,117
^	Pennsylvania REIT	1,531,427	16,065
	NRG Yield Inc. Class A	835,822	15,856
	First Potomac Realty Trust	1,357,939	15,127
	Oritani Financial Corp.	897,368	15,076
	Urstadt Biddle Properties Inc. Class A	689,272	14,957
	Dime Community Bancshares Inc.	691,101	14,859
*	Greenlight Capital Re Ltd. Class A	680,760	14,738
	Ashford Hospitality Trust Inc.	2,029,361	13,536
	Anworth Mortgage Asset Corp.	2,249,324	13,518
	Maiden Holdings Ltd.	1,698,989	13,507
*	Nationstar Mortgage Holdings Inc.	676,352	12,560
	AG Mortgage Investment Trust Inc.	640,969	12,332
	Altisource Residential Corp.	1,049,814	11,663
*	Marcus & Millichap Inc.	396,119	10,691
	State Auto Financial Corp.	388,346	10,186
*	MoneyGram International Inc.	626,575	10,094
	OFG Bancorp	1,013,016	9,269
	Greenhill & Co. Inc.	547,111	9,082
*	PennyMac Financial Services Inc. Class A	485,496	8,642
*	World Acceptance Corp.	104,256	8,642
^	Fidelity & Guaranty Life	272,056	8,447
*	Ambac Financial Group Inc.	488,652	8,434
	RMR Group Inc. Class A	157,104	8,067
^,* Ocwen Financial Corp.		2,113,927	7,272
*	Tejon Ranch Co.	337,646	7,124
	NewStar Financial Inc.	582,142	6,834
^,* Altisource Portfolio Solutions SA		249,893	6,465
*	TPG RE Finance Trust Inc.	278,465	5,505
*	EZCORP Inc. Class A	578,114	5,492
	KKR Real Estate Finance Trust Inc.	246,864	5,194
^,* Redfin Corp.		186,478	4,679
	Hamilton Lane Inc. Class A	156,691	4,207
	Associated Capital Group Inc. Class A	107,191	3,827
	GAMCO Investors Inc. Class A	106,092	3,157
^,* On Deck Capital Inc.		543,428	2,538
	Urstadt Biddle Properties Inc.	60,767	1,086
	Digital Realty Trust Inc.	434	51
	Fairfax Financial Holdings Ltd.	34	18
	Willis Towers Watson plc	1	—
	Southside Bancshares Inc.	1	—
			20,216,398
Health Care (10.7%)
	Teleflex Inc.	1,041,903	252,109
*	Alnylam Pharmaceuticals Inc.	1,910,185	224,428
*	Kite Pharma Inc.	1,124,533	202,202
*	WellCare Health Plans Inc.	1,029,865	176,869
	STERIS plc	1,969,889	174,138
*	Exelixis Inc.	6,799,941	164,763
	West Pharmaceutical Services Inc.	1,711,572	164,756
*	ABIOMED Inc.	969,346	163,432
*	Ionis Pharmaceuticals Inc.	2,877,379	145,883
*	Bluebird Bio Inc.	1,054,865	144,886
*	Bioverativ Inc.	2,503,363	142,867
^,* Exact Sciences Corp.		2,755,409	129,835

*	Neurocrine Biosciences Inc.	2,041,473	125,101
*	Catalent Inc.	3,050,510	121,776
*	Charles River Laboratories International Inc.	1,101,075	118,938
	Hill-Rom Holdings Inc.	1,523,728	112,756
*	United Therapeutics Corp.	955,014	111,918
*	Bio-Rad Laboratories Inc. Class A	482,465	107,213
	Bio-Techne Corp.	862,689	104,290
*	PAREXEL International Corp.	1,179,589	103,898
*	Alere Inc.	2,026,185	103,315
	HealthSouth Corp.	2,170,585	100,607
^,* DexCom Inc.		2,002,902	97,992
*	INC Research Holdings Inc. Class A	1,796,289	93,946
*	Masimo Corp.	1,081,774	93,638
*	MEDNAX Inc.	2,165,632	93,382
^,* Acadia Healthcare Co. Inc.		1,931,540	92,250
*	Clovis Oncology Inc.	1,074,407	88,531
*	PRA Health Sciences Inc.	1,159,807	88,343
*	Puma Biotechnology Inc.	731,720	87,623
^,* Juno Therapeutics Inc.		1,950,867	87,516
*	Nektar Therapeutics Class A	3,617,961	86,831
	Healthcare Services Group Inc.	1,608,043	86,786
^,* ACADIA Pharmaceuticals Inc.		2,266,140	85,366
*	Mallinckrodt plc	2,248,623	84,031
*	FibroGen Inc.	1,553,855	83,597
*	Portola Pharmaceuticals Inc.	1,481,811	80,062
	Cantel Medical Corp.	820,180	77,236
*	Insulet Corp.	1,342,656	73,954
*	Integra LifeSciences Holdings Corp.	1,445,148	72,951
	Patterson Cos. Inc.	1,884,393	72,832
	Bruker Corp.	2,378,594	70,763
^,* Molina Healthcare Inc.		991,494	68,175
*	Akorn Inc.	2,022,970	67,142
*	VWR Corp.	1,981,780	65,617
*	NuVasive Inc.	1,175,834	65,212
*	Neogen Corp.	839,073	64,995
*	ICU Medical Inc.	346,322	64,364
^,* Sarepta Therapeutics Inc.		1,412,273	64,061
*	Agios Pharmaceuticals Inc.	952,077	63,551
*	Wright Medical Group NV	2,425,444	62,746
*	Envision Healthcare Corp.	1,395,327	62,720
*	Spark Therapeutics Inc.	702,057	62,595
*	Prestige Brands Holdings Inc.	1,225,131	61,367
^,* Penumbra Inc.		663,733	59,935
^,* Ligand Pharmaceuticals Inc.		438,604	59,716
*	Seattle Genetics Inc.	1,074,679	58,473
^,* Amicus Therapeutics Inc.		3,811,882	57,483
*	Myriad Genetics Inc.	1,582,144	57,242
^,* TESARO Inc.		438,864	56,657
^,* Medicines Co.		1,510,560	55,951
*	Haemonetics Corp.	1,216,218	54,572
*	LifePoint Health Inc.	928,563	53,764
^,* OPKO Health Inc.		7,773,106	53,324
*	Nevro Corp.	579,209	52,639
^,* Ironwood Pharmaceuticals Inc. Class A		3,123,740	49,261
*	Halyard Health Inc.	1,082,273	48,735
*	Sage Therapeutics Inc.	780,301	48,613
^,* Halozyme Therapeutics Inc.		2,786,903	48,409

*	Horizon Pharma plc	3,776,687	47,888
*	Globus Medical Inc.	1,591,406	47,297
*	Magellan Health Inc.	547,682	47,265
*	Select Medical Holdings Corp.	2,456,283	47,161
^,* Ultragenyx Pharmaceutical Inc.		884,351	47,101
*	Merit Medical Systems Inc.	1,100,720	46,615
*	Brookdale Senior Living Inc.	4,314,035	45,729
*	Supernus Pharmaceuticals Inc.	1,112,047	44,482
*	Avexis Inc.	443,731	42,922
*	NxStage Medical Inc.	1,527,750	42,166
	Owens & Minor Inc.	1,417,898	41,403
*	Aerie Pharmaceuticals Inc.	839,363	40,793
*	Endo International plc	4,639,959	39,741
*	HMS Holdings Corp.	1,942,125	38,571
^,* Tenet Healthcare Corp.		2,328,475	38,257
*	Amedisys Inc.	664,829	37,204
*	Inogen Inc.	383,834	36,503
*	Tivity Health Inc.	864,333	35,265
^,* Radius Health Inc.		906,635	34,951
*	Impax Laboratories Inc.	1,715,961	34,834
*	Pacira Pharmaceuticals Inc.	886,103	33,273
^,* Teladoc Inc.		983,006	32,587
^,* Theravance Biopharma Inc.		932,703	31,936
*	Momenta Pharmaceuticals Inc.	1,672,346	30,938
*	Emergent BioSolutions Inc.	761,570	30,806
*	Novocure Ltd.	1,544,116	30,651
	CONMED Corp.	580,149	30,440
*	Varex Imaging Corp.	869,829	29,435
*	Quidel Corp.	657,678	28,846
*	Global Blood Therapeutics Inc.	910,847	28,282
*	Array BioPharma Inc.	2,225,186	27,370
*	LHC Group Inc.	380,539	26,988
*	Insmed Inc.	864,432	26,979
^,* Intrexon Corp.		1,392,913	26,479
*	Acorda Therapeutics Inc.	1,079,002	25,518
	Ensign Group Inc.	1,118,333	25,263
*	Innoviva Inc.	1,768,346	24,969
*	Spectrum Pharmaceuticals Inc.	1,758,870	24,747
	Analogic Corp.	288,625	24,172
*	Loxo Oncology Inc.	258,516	23,815
^,* Intercept Pharmaceuticals Inc.		405,899	23,558
*	Arena Pharmaceuticals Inc.	907,655	23,145
^,* Epizyme Inc.		1,175,197	22,388
	Abaxis Inc.	498,731	22,268
*	Omnicell Inc.	410,657	20,964
*	Blueprint Medicines Corp.	298,299	20,782
^,* Community Health Systems Inc.		2,512,924	19,299
^,* Aimmune Therapeutics Inc.		761,692	18,882
*	Orthofix International NV	397,809	18,796
	Luminex Corp.	915,737	18,617
*	Alder Biopharmaceuticals Inc.	1,490,050	18,253
*	Repligen Corp.	453,012	17,359
^,* Glaukos Corp.		516,601	17,048
^,* Intra-Cellular Therapies Inc. Class A		1,052,282	16,605
^,* Editas Medicine Inc.		676,926	16,253
*	Acceleron Pharma Inc.	433,809	16,190
*	AMAG Pharmaceuticals Inc.	812,110	14,983

^,* Keryx Biopharmaceuticals Inc.		2,052,252	14,571
^,* Synergy Pharmaceuticals Inc.		4,959,240	14,382
*	Genomic Health Inc.	443,549	14,233
	Meridian Bioscience Inc.	973,532	13,922
^,* MiMedx Group Inc.		1,167,945	13,875
*	HealthStream Inc.	589,608	13,779
*	Natus Medical Inc.	364,429	13,666
^,* Lannett Co. Inc.		732,030	13,506
	National HealthCare Corp.	210,109	13,147
	Kindred Healthcare Inc.	1,909,782	12,987
*	Five Prime Therapeutics Inc.	316,561	12,951
*	Achillion Pharmaceuticals Inc.	2,678,930	12,028
	Invacare Corp.	760,623	11,980
^,* Lexicon Pharmaceuticals Inc.		973,004	11,958
*	CorVel Corp.	216,558	11,781
*	PDL BioPharma Inc.	3,371,212	11,428
^,* TherapeuticsMD Inc.		2,004,965	10,606
*	Natera Inc.	736,039	9,488
^,* ZIOPHARM Oncology Inc.		1,480,504	9,090
*	PTC Therapeutics Inc.	452,162	9,048
^,* Aduro Biotech Inc.		773,635	8,239
^,* Akcea Therapeutics Inc.		297,692	8,237
^,* Endologix Inc.		1,826,972	8,148
^,* Seres Therapeutics Inc.		467,094	7,492
*	Accuray Inc.	1,817,021	7,268
^,* Intellia Therapeutics Inc.		291,422	7,242
^,* Insys Therapeutics Inc.		670,396	5,953
*	Medpace Holdings Inc.	182,000	5,806
*	Surgery Partners Inc.	455,507	4,715
^,* American Renal Associates Holdings Inc.		289,202	4,329
^,* Celldex Therapeutics Inc.		1,479,458	4,231
*	Depomed Inc.	657,708	3,808
^,* NantKwest Inc.		286,644	1,571
*	Novavax Inc.	2	—
			8,531,426
Industrials (20.3%)
*	CoStar Group Inc.	825,362	221,403
	Broadridge Financial Solutions Inc.	2,691,591	217,534
	IDEX Corp.	1,765,892	214,503
	Spirit AeroSystems Holdings Inc. Class A	2,737,147	212,731
	Cognex Corp.	1,902,758	209,836
	AO Smith Corp.	3,384,639	201,149
	Allegion plc	2,196,834	189,960
*	XPO Logistics Inc.	2,725,460	184,732
	Jack Henry & Associates Inc.	1,795,043	184,512
*	Keysight Technologies Inc.	4,286,908	178,593
	Orbital ATK Inc.	1,332,872	177,485
	PerkinElmer Inc.	2,549,225	175,820
*	Berry Global Group Inc.	3,016,258	170,871
*	TransUnion	3,576,944	169,046
*	HD Supply Holdings Inc.	4,666,929	168,336
	Old Dominion Freight Line Inc.	1,524,487	167,861
	Lennox International Inc.	926,981	165,902
	Graco Inc.	1,293,577	160,003
*	IPG Photonics Corp.	809,342	149,777
	Toro Co.	2,371,199	147,157
	Carlisle Cos. Inc.	1,460,942	146,518

Oshkosh Corp.	1,731,312	142,903
Donaldson Co. Inc.	3,030,400	139,217
Nordson Corp.	1,133,080	134,270
* Coherent Inc.	569,873	134,017
* Zebra Technologies Corp.	1,228,368	133,376
* AECOM	3,623,284	133,373
* Quanta Services Inc.	3,497,231	130,692
* Knight-Swift Transportation Holdings Inc.	3,072,566	127,665
Universal Display Corp.	979,266	126,178
Lincoln Electric Holdings Inc.	1,371,102	125,703
Packaging Corp. of America	1,091,258	125,145
AptarGroup Inc.	1,449,641	125,119
BWX Technologies Inc.	2,182,749	122,278
Booz Allen Hamilton Holding Corp. Class A	3,266,288	122,127
Hexcel Corp.	2,074,402	119,112
Huntington Ingalls Industries Inc.	525,231	118,933
MDU Resources Group Inc.	4,515,418	117,175
* Teledyne Technologies Inc.	735,601	117,093
Sonoco Products Co.	2,299,856	116,028
AGCO Corp.	1,564,274	115,397
National Instruments Corp.	2,715,792	114,525
Eagle Materials Inc.	1,065,718	113,712
Watsco Inc.	702,586	113,166
Avnet Inc.	2,848,186	111,934
Trinity Industries Inc.	3,500,537	111,667
* WEX Inc.	992,709	111,402
* Euronet Worldwide Inc.	1,154,115	109,399
Jabil Inc.	3,732,613	106,566
* Genesee & Wyoming Inc. Class A	1,425,354	105,490
Ryder System Inc.	1,225,542	103,620
Littelfuse Inc.	525,424	102,920
Graphic Packaging Holding Co.	7,170,591	100,030
Woodward Inc.	1,275,445	98,987
MAXIMUS Inc.	1,499,376	96,710
Landstar System Inc.	970,452	96,706
Air Lease Corp. Class A	2,267,120	96,625
Genpact Ltd.	3,344,952	96,167
Curtiss-Wright Corp.	919,037	96,076
Bemis Co. Inc.	2,101,218	95,753
EMCOR Group Inc.	1,368,754	94,964
* Owens-Illinois Inc.	3,767,429	94,789
Crane Co.	1,171,931	93,743
Brink's Co.	1,109,545	93,479
* Louisiana-Pacific Corp.	3,351,006	90,745
ITT Inc.	2,035,699	90,120
* CoreLogic Inc.	1,949,205	90,092
Terex Corp.	1,966,012	88,510
Barnes Group Inc.	1,182,427	83,290
Valmont Industries Inc.	522,113	82,546
* Kirby Corp.	1,249,046	82,375
Deluxe Corp.	1,118,492	81,605
Regal Beloit Corp.	1,031,156	81,461
MSC Industrial Direct Co. Inc. Class A	1,043,733	78,875
Belden Inc.	978,767	78,820
* Summit Materials Inc. Class A	2,459,555	78,780
Timken Co.	1,622,009	78,749
* Colfax Corp.	1,850,845	77,069

	Kennametal Inc.	1,867,739	75,345
	John Bean Technologies Corp.	731,236	73,928
*	Conduent Inc.	4,622,596	72,436
*	MasTec Inc.	1,531,575	71,065
	EnerSys	1,004,716	69,496
*	Itron Inc.	894,740	69,298
*	Clean Harbors Inc.	1,190,052	67,476
	HEICO Corp.	742,367	66,672
*	RBC Bearings Inc.	532,325	66,620
*	Generac Holdings Inc.	1,437,929	66,044
	HEICO Corp. Class A	861,889	65,676
*	USG Corp.	1,991,794	65,032
*	Sanmina Corp.	1,742,488	64,733
*	WESCO International Inc.	1,109,462	64,626
	MSA Safety Inc.	795,447	63,246
*	KLX Inc.	1,190,778	63,028
*	Esterline Technologies Corp.	693,461	62,516
*	Moog Inc. Class A	747,014	62,323
*	On Assignment Inc.	1,159,679	62,252
	FLIR Systems Inc.	1,586,927	61,747
*	Trex Co. Inc.	680,467	61,290
*	Rexnord Corp.	2,397,005	60,908
	Tetra Tech Inc.	1,307,744	60,875
	Applied Industrial Technologies Inc.	902,171	59,363
	Vishay Intertechnology Inc.	3,104,494	58,365
	KBR Inc.	3,236,863	57,875
*	Rogers Corp.	419,956	55,972
	Convergys Corp.	2,157,692	55,863
*	WageWorks Inc.	917,619	55,699
*	Anixter International Inc.	653,278	55,529
	GATX Corp.	895,108	55,103
*	II-VI Inc.	1,318,185	54,243
	UniFirst Corp.	356,450	54,002
	ABM Industries Inc.	1,289,613	53,790
*	TopBuild Corp.	822,217	53,584
*,^ Cimpress NV		547,685	53,487
	Granite Construction Inc.	921,673	53,411
*	Meritor Inc.	2,050,646	53,337
	Silgan Holdings Inc.	1,785,834	52,557
	World Fuel Services Corp.	1,503,619	50,988
*	AMN Healthcare Services Inc.	1,109,783	50,717
*	DigitalGlobe Inc.	1,438,221	50,697
*	Advisory Board Co.	941,587	50,493
*	Armstrong World Industries Inc.	979,426	50,196
*	Navistar International Corp.	1,137,139	50,114
	Korn/Ferry International	1,202,775	47,425
*	Masonite International Corp.	682,923	47,258
	Mueller Water Products Inc. Class A	3,666,670	46,933
^,* MACOM Technology Solutions Holdings Inc.		1,041,695	46,470
	Simpson Manufacturing Co. Inc.	927,752	45,497
*	Proto Labs Inc.	553,722	44,464
	Watts Water Technologies Inc. Class A	642,243	44,443
	Mueller Industries Inc.	1,264,998	44,212
	Exponent Inc.	596,568	44,086
	Universal Forest Products Inc.	448,420	44,017
*	Plexus Corp.	777,014	43,575
*	ExlService Holdings Inc.	740,829	43,205

*	JELD-WEN Holding Inc.	1,214,900	43,153
	Franklin Electric Co. Inc.	913,730	40,981
	Covanta Holding Corp.	2,725,279	40,470
	Forward Air Corp.	699,717	40,045
	Brady Corp. Class A	1,048,808	39,802
	Otter Tail Corp.	915,172	39,673
	EnPro Industries Inc.	492,391	39,652
*	Benchmark Electronics Inc.	1,153,143	39,380
^	Chicago Bridge & Iron Co. NV	2,342,314	39,351
*	Harsco Corp.	1,859,428	38,862
*	Atlas Air Worldwide Holdings Inc.	584,627	38,468
	Albany International Corp.	667,048	38,289
	Insperity Inc.	433,640	38,160
*	OSI Systems Inc.	409,807	37,444
*	Integer Holdings Corp.	729,218	37,300
	Triton International Ltd.	1,110,867	36,970
	Werner Enterprises Inc.	1,002,981	36,659
^,* Ambarella Inc.		735,964	36,070
	Kaman Corp.	644,601	35,956
*	SPX FLOW Inc.	929,952	35,859
	Mobile Mini Inc.	1,020,871	35,169
	Methode Electronics Inc.	808,100	34,223
	ESCO Technologies Inc.	566,879	33,984
	Greif Inc. Class A	577,515	33,808
	Actuant Corp. Class A	1,312,887	33,610
*	TTM Technologies Inc.	2,115,718	32,519
*	FTI Consulting Inc.	914,604	32,450
	Triumph Group Inc.	1,089,181	32,403
*	TriNet Group Inc.	962,663	32,365
	Apogee Enterprises Inc.	667,109	32,195
*	Air Transport Services Group Inc.	1,298,694	31,610
*	Knowles Corp.	2,068,890	31,592
*	Hub Group Inc. Class A	735,252	31,579
	AAON Inc.	912,731	31,466
	Badger Meter Inc.	638,238	31,274
	Standex International Corp.	294,179	31,242
*	Gardner Denver Holdings Inc.	1,132,723	31,173
*	Boise Cascade Co.	890,140	31,066
	Altra Industrial Motion Corp.	643,588	30,957
	Comfort Systems USA Inc.	860,538	30,721
*	Cotiviti Holdings Inc.	852,148	30,660
*	Imperva Inc.	703,072	30,513
	Greenbrier Cos. Inc.	626,182	30,151
	Wabash National Corp.	1,296,507	29,586
	AZZ Inc.	600,521	29,245
*	Paylocity Holding Corp.	597,238	29,157
	Cubic Corp.	563,660	28,747
	Sun Hydraulics Corp.	531,827	28,719
*	TriMas Corp.	1,057,321	28,548
	AAR Corp.	754,135	28,491
	Aircastle Ltd.	1,271,177	28,335
	Matson Inc.	998,368	28,134
*	SPX Corp.	935,446	27,446
	Tennant Co.	412,073	27,279
	Raven Industries Inc.	834,229	27,029
	Astec Industries Inc.	480,025	26,886
*	Aerovironment Inc.	496,334	26,862

	Heartland Express Inc.	1,060,096	26,587
*	Manitowoc Co. Inc.	2,929,369	26,364
	ManTech International Corp.Class A	594,793	26,260
	Primoris Services Corp.	891,705	26,234
*	Tutor Perini Corp.	921,575	26,173
*	Sykes Enterprises Inc.	895,276	26,106
	Schneider National Inc. Class B	978,534	24,757
^,* Evolent Health Inc. Class A		1,381,260	24,586
*	Cardtronics plc Class A	1,054,598	24,266
*	Veeco Instruments Inc.	1,120,736	23,984
^,* Inovalon Holdings Inc. Class A		1,391,396	23,723
*	Aerojet Rocketdyne Holdings Inc.	672,140	23,532
*	Builders FirstSource Inc.	1,303,176	23,444
*	Continental Building Products Inc.	889,045	23,115
	McGrath RentCorp	527,577	23,082
*	Advanced Disposal Services Inc.	915,053	23,050
*	Milacron Holdings Corp.	1,362,065	22,964
	Lindsay Corp.	247,532	22,748
*	TrueBlue Inc.	972,666	21,836
*	GMS Inc.	616,124	21,811
	H&E Equipment Services Inc.	738,590	21,567
	AVX Corp.	1,166,737	21,270
	EVERTEC Inc.	1,339,895	21,237
	MTS Systems Corp.	391,818	20,943
	CIRCOR International Inc.	381,109	20,744
	General Cable Corp.	1,089,724	20,541
	Encore Wire Corp.	454,576	20,354
^	Sturm Ruger & Co. Inc.	389,272	20,125
	Materion Corp.	464,015	20,022
^,* American Outdoor Brands Corp.		1,244,227	18,974
	ArcBest Corp.	564,642	18,887
*	Navigant Consulting Inc.	1,082,965	18,324
	Quanex Building Products Corp.	797,965	18,313
	Griffon Corp.	819,400	18,191
*	Huron Consulting Group Inc.	510,683	17,516
	Kelly Services Inc. Class A	684,552	17,175
*	Floor & Decor Holdings Inc. Class A	434,919	16,931
*	Aegion Corp. Class A	726,552	16,914
*	Donnelley Financial Solutions Inc.	777,333	16,759
	RR Donnelley & Sons Co.	1,614,624	16,631
	Schnitzer Steel Industries Inc.	590,242	16,615
	Quad/Graphics Inc.	701,406	15,859
	Advanced Drainage Systems Inc.	765,384	15,499
*	FARO Technologies Inc.	385,386	14,741
	Hyster-Yale Materials Handling Inc.	189,622	14,495
*	RPX Corp.	1,090,911	14,487
*	Atkore International Group Inc.	739,791	14,433
	Landauer Inc.	211,942	14,264
*	Thermon Group Holdings Inc.	747,050	13,439
	TeleTech Holdings Inc.	317,150	13,241
^,* Axon Enterprise Inc.		580,917	13,169
	Gorman-Rupp Co.	391,380	12,747
*	TimkenSteel Corp.	771,998	12,738
	LSC Communications Inc.	766,702	12,658
*	InnerWorkings Inc.	1,067,724	12,012
*	Wesco Aircraft Holdings Inc.	1,263,061	11,873
	Essendant Inc.	866,326	11,410

	Kforce Inc.	554,667	11,204
	REV Group Inc.	366,794	10,549
^,* PHH Corp.		750,834	10,459
	Greif Inc. Class B	146,751	9,429
	Resources Connection Inc.	654,394	9,096
^,* Team Inc.		653,876	8,729
*	Bazaarvoice Inc.	1,747,879	8,652
	Park Electrochemical Corp.	443,397	8,203
*	Ply Gem Holdings Inc.	472,680	8,059
*	Mistras Group Inc.	391,194	8,019
*	Armstrong Flooring Inc.	501,222	7,894
	American Railcar Industries Inc.	176,021	6,794
*	Astronics Corp.	192,913	5,739
*	International Seaways Inc.	252,373	4,972
^,* Babcock & Wilcox Enterprises Inc.		565,570	1,883
*	Astronics Corp. Class B	56,563	1,684
^,* Forterra Inc.		222,427	1,001
	Johnson Controls International plc	1	—
			16,230,423
Oil & Gas (4.6%)
*	Diamondback Energy Inc.	2,269,836	222,353
*	Parsley Energy Inc. Class A	5,441,382	143,326
*	Newfield Exploration Co.	4,611,253	136,816
*	Energen Corp.	2,248,476	122,947
	Targa Resources Corp.	2,493,345	117,935
*	Rice Energy Inc.	3,956,109	114,490
*	WPX Energy Inc.	9,204,298	105,849
^,* Weatherford International plc		22,884,038	104,809
	Patterson-UTI Energy Inc.	4,937,082	103,382
*	RSP Permian Inc.	2,934,496	101,504
	Core Laboratories NV	1,021,170	100,789
	Murphy Oil Corp.	3,793,894	100,766
^,* Transocean Ltd.		9,049,292	97,370
^,* Chesapeake Energy Corp.		19,970,994	85,875
*	First Solar Inc.	1,811,875	83,129
*	PDC Energy Inc.	1,523,617	74,703
	HollyFrontier Corp.	2,050,631	73,761
*	Southwestern Energy Co.	11,780,542	71,979
^	PBF Energy Inc. Class A	2,538,234	70,081
	Oceaneering International Inc.	2,273,335	59,721
	Helmerich & Payne Inc.	1,131,695	58,973
	Range Resources Corp.	2,866,972	56,107
^,* Matador Resources Co.		1,975,209	53,627
^,* Callon Petroleum Co.		4,673,962	52,535
	SemGroup Corp. Class A	1,821,560	52,370
*	Gulfport Energy Corp.	3,597,040	51,582
	Nabors Industries Ltd.	6,273,244	50,625
*	Oasis Petroleum Inc.	5,496,134	50,125
^,* Centennial Resource Development Inc. Class A		2,671,159	48,001
*	QEP Resources Inc.	5,569,427	47,730
*	McDermott International Inc.	6,564,197	47,722
*	Laredo Petroleum Inc.	3,652,145	47,222
^,* Whiting Petroleum Corp.		8,405,724	45,895
	SM Energy Co.	2,586,109	45,878
	Delek US Holdings Inc.	1,696,515	45,348
	Pattern Energy Group Inc. Class A	1,821,228	43,892
^	Ensco plc Class A	7,043,677	42,051

*	Ultra Petroleum Corp.	4,548,254	39,433
*	C&J Energy Services Inc.	1,315,001	39,411
*	Dril-Quip Inc.	873,620	38,570
*	Superior Energy Services Inc.	3,544,568	37,856
*	Rowan Cos. plc Class A	2,914,015	37,445
^	RPC Inc.	1,506,394	37,344
^,* Extraction Oil & Gas Inc.		2,378,793	36,610
*	MRC Global Inc.	2,076,281	36,314
*	NOW Inc.	2,495,053	34,457
*	Carrizo Oil & Gas Inc.	1,790,029	30,663
*	Oil States International Inc.	1,182,149	29,967
*	Chart Industries Inc.	711,889	27,927
^,* Noble Corp. plc		5,667,977	26,073
*	Unit Corp.	1,224,144	25,193
*	Forum Energy Technologies Inc.	1,565,277	24,888
*	Exterran Corp.	786,560	24,863
*	Helix Energy Solutions Group Inc.	3,245,633	23,985
^,* Diamond Offshore Drilling Inc.		1,424,681	20,658
	Archrock Inc.	1,638,417	20,562
*	Newpark Resources Inc.	1,875,813	18,758
*	SEACOR Holdings Inc.	368,546	16,994
^,* Atwood Oceanics Inc.		1,776,996	16,686
^,* Tellurian Inc.		1,457,080	15,562
^,* Keane Group Inc.		770,528	12,852
*	Denbury Resources Inc.	9,358,394	12,540
^,* ProPetro Holding Corp.		767,193	11,009
	CVR Energy Inc.	402,905	10,435
^,* Jagged Peak Energy Inc.		733,900	10,025
^,* SunPower Corp. Class A		1,286,455	9,378
	Green Plains Inc.	455,120	9,171
^,* WildHorse Resource Development Corp.		586,659	7,814
*	NCS Multistage Holdings Inc.	200,684	4,832
^,* Sanchez Energy Corp.		820,918	3,957
*	NextDecade Corp.	361,893	3,652
*	TETRA Technologies Inc.	1,267,776	3,626
*	SEACOR Marine Holdings Inc.	202,969	3,174
^,* Flotek Industries Inc.		627,917	2,920
^,* EP Energy Corp. Class A		869,647	2,835
*	Eclipse Resources Corp.	885,259	2,213
*	Tesco Corp.	1	—
*	Cobalt International Energy Inc.	1	—
			3,701,920
Other (0.0%)3
*,2 Media General Inc. CVR		2,475,062	96
*,2 Dyax Corp. CVR Exp. 12/31/2019		2,940,655	5,882
*,2 Clinical Data CVR		297,875	—
			5,978
Technology (11.3%)
	CDW Corp.	3,580,898	236,339
	Leidos Holdings Inc.	3,496,240	207,047
*	IAC/InterActiveCorp	1,711,218	201,205
*	ON Semiconductor Corp.	9,751,625	180,113
	Teradyne Inc.	4,576,083	170,642
	SS&C Technologies Holdings Inc.	4,035,129	162,010
*	PTC Inc.	2,674,849	150,541
*	CommScope Holding Co. Inc.	4,465,835	148,310
*	Tyler Technologies Inc.	819,194	142,802

*	Microsemi Corp.	2,675,555	137,738
*	Guidewire Software Inc.	1,720,378	133,949
*	Cadence Design Systems Inc.	3,239,823	127,876
*	Veeva Systems Inc. Class A	2,264,935	127,765
*	Ultimate Software Group Inc.	655,523	124,287
*	Fortinet Inc.	3,456,894	123,895
	CSRA Inc.	3,782,441	122,059
	MKS Instruments Inc.	1,255,282	118,561
*	ARRIS International plc	4,122,107	117,439
*	athenahealth Inc.	923,764	114,879
	Brocade Communications Systems Inc.	9,479,150	113,276
	Cypress Semiconductor Corp.	7,307,508	109,759
*	Tableau Software Inc. Class A	1,451,148	108,676
*	GoDaddy Inc. Class A	2,456,876	106,899
*	Aspen Technology Inc.	1,690,946	106,208
*	NCR Corp.	2,810,737	105,459
*	Nuance Communications Inc.	6,671,501	104,876
*	EPAM Systems Inc.	1,154,499	101,515
*	Medidata Solutions Inc.	1,285,938	100,380
*	Cavium Inc.	1,511,082	99,641
	Fair Isaac Corp.	708,630	99,563
*	Teradata Corp.	2,916,106	98,535
	Blackbaud Inc.	1,110,389	97,492
*	Entegris Inc.	3,279,741	94,621
	Monolithic Power Systems Inc.	861,558	91,799
	SYNNEX Corp.	693,324	87,712
*	Proofpoint Inc.	976,359	85,158
^,* Paycom Software Inc.		1,101,708	82,584
^,* ViaSat Inc.		1,275,137	82,017
*	Square Inc.	2,769,523	79,790
*	CACI International Inc. Class A	566,018	78,875
*	Cirrus Logic Inc.	1,476,596	78,732
*	Silicon Laboratories Inc.	983,973	78,619
	j2 Global Inc.	1,061,589	78,430
*	Tech Data Corp.	882,202	78,384
*	Integrated Device Technology Inc.	2,932,561	77,947
	DST Systems Inc.	1,400,581	76,864
*	Advanced Energy Industries Inc.	924,469	74,660
*	Lumentum Holdings Inc.	1,344,300	73,063
*	Ciena Corp.	3,300,730	72,517
*	Manhattan Associates Inc.	1,595,475	66,324
*	HubSpot Inc.	770,835	64,789
*	Zendesk Inc.	2,206,540	64,232
*	Cree Inc.	2,261,274	63,745
*	NetScout Systems Inc.	1,968,852	63,692
^,* FireEye Inc.		3,794,183	63,628
^,* 2U Inc.		1,130,853	63,373
*	ACI Worldwide Inc.	2,732,223	62,240
*	Ellie Mae Inc.	755,718	62,067
	Science Applications International Corp.	909,652	60,810
*	Verint Systems Inc.	1,450,421	60,700
	Pitney Bowes Inc.	4,322,557	60,559
*	Allscripts Healthcare Solutions Inc.	4,179,067	59,468
	InterDigital Inc.	804,073	59,300
*	Dycom Industries Inc.	683,218	58,675
*	Finisar Corp.	2,634,689	58,411
*	CommVault Systems Inc.	947,837	57,629

*	Semtech Corp.	1,521,029	57,115
*	RingCentral Inc. Class A	1,329,962	55,526
*	Mercury Systems Inc.	1,056,238	54,798
*	RealPage Inc.	1,338,687	53,414
	TiVo Corp.	2,676,109	53,121
*	VeriFone Systems Inc.	2,589,130	52,508
	Pegasystems Inc.	898,099	51,775
*	Viavi Solutions Inc.	5,253,718	49,700
*	Envestnet Inc.	967,357	49,335
*	Cornerstone OnDemand Inc.	1,197,282	48,622
	Power Integrations Inc.	653,842	47,861
*	EchoStar Corp. Class A	831,406	47,581
	Cabot Microelectronics Corp.	584,861	46,748
	Cogent Communications Holdings Inc.	955,908	46,744
	Brooks Automation Inc.	1,534,389	46,584
*	Electronics For Imaging Inc.	1,076,404	45,941
*	New Relic Inc.	882,872	43,967
^,* Twilio Inc. Class A		1,390,947	41,520
	Progress Software Corp.	1,061,741	40,527
*	Insight Enterprises Inc.	827,829	38,014
^,* BroadSoft Inc.		715,733	36,001
	Diebold Nixdorf Inc.	1,571,949	35,919
*	Nutanix Inc.	1,581,630	35,413
^,* Inphi Corp.		880,540	34,949
^,* Pure Storage Inc. Class A		2,174,904	34,777
*	Gigamon Inc.	821,011	34,606
	Plantronics Inc.	777,412	34,377
*	Box Inc.	1,762,517	34,052
*	Rambus Inc.	2,526,358	33,727
^,* 3D Systems Corp.		2,501,971	33,501
^	Ebix Inc.	508,623	33,188
*	NETGEAR Inc.	693,371	33,004
*	MaxLinear Inc.	1,382,032	32,823
^,* Ubiquiti Networks Inc.		557,018	31,204
	CSG Systems International Inc.	775,560	31,100
*	Synaptics Inc.	780,301	30,572
*	Infinera Corp.	3,424,655	30,377
	Xperi Corp.	1,143,415	28,928
*	Bottomline Technologies de Inc.	889,102	28,300
*	Web.com Group Inc.	1,131,480	28,287
*	FormFactor Inc.	1,677,501	28,266
*	MicroStrategy Inc. Class A	217,565	27,785
	West Corp.	1,158,718	27,195
*	Coupa Software Inc.	857,870	26,723
	ADTRAN Inc.	1,105,814	26,540
*	ScanSource Inc.	585,651	25,564
*	Diodes Inc.	850,308	25,450
	NIC Inc.	1,456,391	24,977
*	Blucora Inc.	987,000	24,971
^,* Acacia Communications Inc.		499,512	23,527
*	CEVA Inc.	507,310	21,713
^,* Match Group Inc.		910,626	21,117
*	Barracuda Networks Inc.	856,956	20,764
*	Amkor Technology Inc.	1,931,388	20,376
*	Super Micro Computer Inc.	900,820	19,908
*	Quality Systems Inc.	1,243,817	19,565
	Monotype Imaging Holdings Inc.	963,516	18,548

*	Cray Inc.	933,335	18,153
*	Hortonworks Inc.	1,009,733	17,115
*	LivePerson Inc.	1,222,900	16,570
^,* Gogo Inc.		1,303,604	15,396
	Syntel Inc.	775,270	15,234
*	Loral Space & Communications Inc.	297,990	14,751
^,* Benefitfocus Inc.		431,391	14,516
*	Lattice Semiconductor Corp.	2,699,711	14,066
*	CommerceHub Inc.	631,720	13,487
^,* Cloudera Inc.		804,860	13,377
^,* Shutterstock Inc.		400,485	13,332
*	Blackline Inc.	362,958	12,384
*	Endurance International Group Holdings Inc.	1,484,637	12,174
*	Alarm.com Holdings Inc.	269,411	12,172
*	Virtusa Corp.	303,602	11,470
^,* MuleSoft Inc. Class A		554,984	11,177
*	Actua Corp.	678,152	10,376
^,* Unisys Corp.		1,165,317	9,905
	Forrester Research Inc.	224,945	9,414
^	Computer Programs & Systems Inc.	300,400	8,877
*	Cision Ltd.	679,121	8,842
^,* Okta Inc.		308,490	8,703
*	Rapid7 Inc.	451,658	7,949
*	Alteryx Inc. Class A	388,901	7,922
*	WideOpenWest Inc.	511,652	7,716
*	Synchronoss Technologies Inc.	802,871	7,491
*	CommerceHub Inc. Class A	319,617	7,214
^,* Presidio Inc.		422,628	5,980
^,* Castlight Health Inc. Class B		1,161,489	4,994
	Systemax Inc.	170,283	4,501
*	Sonus Networks Inc.	542,002	4,146
^,* Yext Inc.		209,761	2,786
*	Calix Inc.	495,708	2,503
*	MobileIron Inc.	659,695	2,441
^,* Appian Corp.		83,354	2,372
*	SecureWorks Corp. Class A	191,207	2,361
*	Harmonic Inc.	47	—
*,2 Piksel Inc.		241	—
			9,002,512
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	2,271,120	63,342
	Shenandoah Telecommunications Co.	1,078,827	40,132
*	Vonage Holdings Corp.	4,736,890	38,558
	Consolidated Communications Holdings Inc.	1,638,126	31,255
*	Straight Path Communications Inc. Class B	165,671	29,932
^	Frontier Communications Corp.	1,816,719	21,419
^,* Iridium Communications Inc.		1,916,589	19,741
	Cincinnati Bell Inc.	973,296	19,320
^,* Globalstar Inc.		10,653,411	17,365
	ATN International Inc.	243,268	12,820
*	United States Cellular Corp.	300,007	10,620
^	Windstream Holdings Inc.	4,400,909	7,790
*	Intelsat SA	412,241	1,938
			314,232
Utilities (3.8%)
	Atmos Energy Corp.	2,450,935	205,486

	UGI Corp.			4,007,665	187,799
	NRG Energy Inc.			6,955,053	177,980
	Westar Energy Inc. Class A			3,284,252	162,899
	Great Plains Energy Inc.			4,986,798	151,100
	Aqua America Inc.			4,102,782	136,171
	Vectren Corp.			1,919,031	126,215
*	Calpine Corp.			8,344,586	123,083
*	Vistra Energy Corp.			6,418,953	119,970
	National Fuel Gas Co.			1,862,828	105,455
	IDACORP Inc.			1,165,320	102,467
	WGL Holdings Inc.			1,183,523	99,653
	Portland General Electric Co.			2,060,404	94,037
	ALLETE Inc.			1,177,572	91,015
	ONE Gas Inc.			1,207,877	88,948
	Black Hills Corp.			1,236,535	85,160
	New Jersey Resources Corp.			2,001,580	84,367
	Hawaiian Electric Industries Inc.			2,516,224	83,966
	Spire Inc.			1,058,285	79,001
	Avista Corp.			1,489,102	77,091
	Southwest Gas Holdings Inc.			988,779	76,749
	PNM Resources Inc.			1,842,325	74,246
	NorthWestern Corp.			1,119,918	63,768
	South Jersey Industries Inc.			1,837,451	63,447
	Ormat Technologies Inc.			864,504	52,778
	El Paso Electric Co.			938,068	51,828
	MGE Energy Inc.			801,487	51,776
	Northwest Natural Gas Co.			662,144	42,642
	California Water Service Group			1,109,158	42,314
	American States Water Co.			849,696	41,847
*	TerraForm Power Inc. Class A			2,026,161	26,786
*	Dynegy Inc.			2,583,392	25,291
^,* Sunrun Inc.				1,722,119	9,558
^,* Vivint Solar Inc.				659,490	2,242
					3,007,135
Total Common Stocks (Cost $59,200,425)					79,272,358
		Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.3%)
4,5 Vanguard Market Liquidity Fund		1.223%		18,305,594	1,830,925

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Cash Management Bill	1.035%-1.048%	1/2/18	7,000	6,981
	United States Treasury Bill	0.909%-0.979%	10/5/17	2,300	2,300
	United States Treasury Bill	0.949%	10/19/17	500	500
6	United States Treasury Bill	0.954%	10/26/17	16,000	15,990
6	United States Treasury Bill	1.052%	11/24/17	600	599
6	United States Treasury Bill	1.101%	2/22/18	9,300	9,260
					35,630
Total Temporary Cash Investments (Cost $1,866,347)					1,866,555
Total Investments (101.6%) (Cost $61,066,772)					81,138,913
Other Assets and Liabilities-Net (-1.6%)5					(1,301,002)
Net Assets (100%)					79,837,911

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,124,152,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,184,498,000 of collateral received for securities on loan.
6 Securities with a value of $21,969,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2017	1,725	309,758	12,484
E-mini Russell 2000 Index	December 2017	4,035	301,193	19,186
				31,670

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/17	GSCM	9,950	(1.632%)	(208)
Gaming and Leisure Properties Inc.	12/21/17	GSI	17,551	(1.787%)	267
SLM Corp.	11/22/17	GSI	38,477	(1.638%)	2,005
					2,064

GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At September 30, 2017, a counterparty had deposited in a segregated account cash of
$1,999,000 in connection with open swap contracts.

Small-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	79,249,704	—	22,654
Temporary Cash Investments	1,830,925	35,630	—
Futures Contracts—Assets[1]	354	—	—
Swap Contracts—Assets	—	2,272	—
Swap Contracts—Liabilities	—	(208)	—
Total	81,080,983	37,694	22,654
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Small-Cap Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At September 30, 2017, the cost of investment securities for tax purposes was $61,074,252,000. Net unrealized appreciation of investment securities for tax purposes was $20,064,661,000, consisting of unrealized gains of $23,774,763,000 on securities that had risen in value since their purchase and $3,710,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (6.4%)
	Chemours Co.	2,752,157	139,287
	Steel Dynamics Inc.	3,392,549	116,941
	RPM International Inc.	1,987,840	102,056
	Olin Corp.	2,475,201	84,776
	Huntsman Corp.	3,032,124	83,141
^	United States Steel Corp.	2,605,124	66,847
*	Alcoa Corp.	1,372,713	63,996
	Ashland Global Holdings Inc.	927,552	60,653
	Scotts Miracle-Gro Co.	608,322	59,214
	Sensient Technologies Corp.	652,550	50,194
	PolyOne Corp.	1,217,027	48,718
	Cabot Corp.	786,186	43,869
	HB Fuller Co.	752,203	43,673
	Domtar Corp.	932,607	40,466
^,* Allegheny Technologies Inc.		1,622,732	38,783
*	Peabody Energy Corp.	1,334,614	38,717
*	CONSOL Energy Inc.	2,226,874	37,723
	Minerals Technologies Inc.	521,384	36,836
	WR Grace & Co.	508,291	36,673
	Carpenter Technology Corp.	695,712	33,415
	Commercial Metals Co.	1,725,197	32,831
	Compass Minerals International Inc.	502,167	32,591
*	Cleveland-Cliffs Inc.	4,417,313	31,584
	Versum Materials Inc.	809,360	31,419
*	GCP Applied Technologies Inc.	1,011,659	31,058
	Worthington Industries Inc.	656,984	30,221
	Quaker Chemical Corp.	187,661	27,764
	Stepan Co.	300,804	25,165
^,* AK Steel Holding Corp.		4,455,598	24,907
*	Coeur Mining Inc.	2,702,350	24,835
	Kaiser Aluminum Corp.	238,700	24,620
^	Arch Coal Inc. Class A	307,304	22,046
	Innospec Inc.	357,558	22,043
*	Univar Inc.	730,276	21,127
	Tronox Ltd. Class A	908,960	19,179
*	Kraton Corp.	463,239	18,733
	Hecla Mining Co.	2,973,004	14,924
	Innophos Holdings Inc.	289,386	14,235
*	Ferro Corp.	623,845	13,912
	A Schulman Inc.	396,319	13,534
*	Koppers Holdings Inc.	292,634	13,505
	PH Glatfelter Co.	647,590	12,596
*	Clearwater Paper Corp.	244,110	12,022
*	Century Aluminum Co.	716,290	11,876
	Rayonier Advanced Materials Inc.	642,686	8,805
	Tredegar Corp.	463,718	8,347
	Kronos Worldwide Inc.	342,658	7,823
	Haynes International Inc.	184,797	6,636
	FutureFuel Corp.	386,670	6,086

	Warrior Met Coal Inc.	236,784	5,581
*	SunCoke Energy Inc.	477,503	4,364
*	Resolute Forest Products Inc.	863,696	4,362
*	PQ Group Holdings Inc.	83,848	1,446
			1,806,155
Consumer Goods (6.9%)
	Pinnacle Foods Inc.	1,767,831	101,067
	Leggett & Platt Inc.	1,969,066	93,984
	Thor Industries Inc.	743,916	93,666
*	US Foods Holding Corp.	2,727,225	72,817
	Valvoline Inc.	3,015,885	70,723
^,* Herbalife Ltd.		979,566	66,444
	Ingredion Inc.	533,456	64,356
	Goodyear Tire & Rubber Co.	1,873,804	62,304
*	Edgewell Personal Care Co.	848,604	61,753
	Dana Inc.	2,153,116	60,201
*	Visteon Corp.	464,116	57,444
	Flowers Foods Inc.	2,802,474	52,715
	Tenneco Inc.	792,154	48,060
	Nu Skin Enterprises Inc. Class A	748,893	46,042
	Snyder's-Lance Inc.	1,150,684	43,887
	Sanderson Farms Inc.	270,808	43,741
*	Darling Ingredients Inc.	2,451,847	42,956
	Energizer Holdings Inc.	922,314	42,473
	Tupperware Brands Corp.	643,864	39,804
	Wolverine World Wide Inc.	1,367,053	39,439
*	Helen of Troy Ltd.	405,313	39,275
^	Spectrum Brands Holdings Inc.	345,456	36,591
*	Deckers Outdoor Corp.	475,886	32,555
	Herman Miller Inc.	888,642	31,902
	KB Home	1,270,743	30,650
*	Cooper-Standard Holdings Inc.	263,310	30,536
	Cooper Tire & Rubber Co.	775,595	29,007
	HNI Corp.	654,051	27,124
*	Taylor Morrison Home Corp. Class A	1,024,382	22,588
	Fresh Del Monte Produce Inc.	483,203	21,966
*	American Axle & Manufacturing Holdings Inc.	1,241,675	21,829
	Universal Corp.	375,639	21,524
	MDC Holdings Inc.	616,061	20,459
*	Central Garden & Pet Co. Class A	527,679	19,624
*	Vista Outdoor Inc.	850,057	19,500
	Seaboard Corp.	4,291	19,331
	La-Z-Boy Inc.	718,217	19,320
*	ACCO Brands Corp.	1,612,531	19,189
	Steelcase Inc. Class A	1,237,547	19,058
	Schweitzer-Mauduit International Inc.	455,525	18,886
	Lancaster Colony Corp.	143,212	17,203
*	G-III Apparel Group Ltd.	580,036	16,833
*	Avon Products Inc.	6,532,396	15,220
	Dean Foods Co.	1,354,008	14,732
	Briggs & Stratton Corp.	602,846	14,167
	Knoll Inc.	695,355	13,907
*	Modine Manufacturing Co.	709,087	13,650
	Andersons Inc.	378,271	12,956
	Columbia Sportswear Co.	207,266	12,763
	Ethan Allen Interiors Inc.	369,136	11,960
	Inter Parfums Inc.	254,203	10,486

*	Crocs Inc.	1,018,581	9,880
^,* Cal-Maine Foods Inc.		211,468	8,691
^	Tootsie Roll Industries Inc.	227,077	8,629
	National Presto Industries Inc.	71,931	7,657
	Movado Group Inc.	230,031	6,441
*	Central Garden & Pet Co.	159,938	6,212
	Superior Industries International Inc.	346,746	5,773
*	Fossil Group Inc.	618,191	5,768
	Phibro Animal Health Corp. Class A	138,545	5,133
	Titan International Inc.	386,781	3,926
	Acushnet Holdings Corp.	164,708	2,925
*	Eastman Kodak Co.	292,039	2,147
*	Iconix Brand Group Inc.	363,642	2,069
*	Roku Inc.	61,546	1,633
*	Vera Bradley Inc.	150,841	1,329
			1,936,880
Consumer Services (10.6%)
	KAR Auction Services Inc.	2,043,237	97,544
	Service Corp. International	2,642,637	91,171
*	JetBlue Airways Corp.	4,899,207	90,782
	Signet Jewelers Ltd.	1,018,698	67,794
	Dun & Bradstreet Corp.	549,552	63,973
	Williams-Sonoma Inc.	1,160,768	57,876
	Extended Stay America Inc.	2,862,112	57,242
	Cinemark Holdings Inc.	1,560,624	56,510
^	Cracker Barrel Old Country Store Inc.	357,437	54,195
*	Beacon Roofing Supply Inc.	991,973	50,839
^,* AutoNation Inc.		1,046,799	49,681
	AMERCO	131,375	49,252
	Chemed Corp.	238,121	48,112
	Dolby Laboratories Inc. Class A	821,118	47,231
*	ServiceMaster Global Holdings Inc.	992,548	46,382
	Aaron's Inc.	1,052,805	45,934
	Tribune Media Co. Class A	1,103,065	45,071
	TEGNA Inc.	3,204,577	42,717
	Wendy's Co.	2,718,210	42,214
	H&R Block Inc.	1,555,608	41,192
	Lithia Motors Inc. Class A	339,703	40,870
*	Avis Budget Group Inc.	1,046,489	39,829
*	Sally Beauty Holdings Inc.	1,955,942	38,297
	Graham Holdings Co. Class B	65,223	38,162
	New York Times Co. Class A	1,920,006	37,632
*	Performance Food Group Co.	1,313,534	37,107
	Sinclair Broadcast Group Inc. Class A	1,146,717	36,752
	John Wiley & Sons Inc. Class A	675,854	36,158
	Big Lots Inc.	657,410	35,217
*	Murphy USA Inc.	508,983	35,120
	Office Depot Inc.	7,698,209	34,950
*	Spirit Airlines Inc.	1,033,427	34,527
	Foot Locker Inc.	977,356	34,422
	American Eagle Outfitters Inc.	2,373,121	33,936
	Hillenbrand Inc.	840,533	32,655
	Meredith Corp.	586,075	32,527
	SkyWest Inc.	732,924	32,175
*	United Natural Foods Inc.	751,349	31,249
	GameStop Corp. Class A	1,506,656	31,128
	Children's Place Inc.	262,650	31,032

*	Rite Aid Corp.	15,681,598	30,736
*	Adtalem Global Education Inc.	830,232	29,764
*	Penn National Gaming Inc.	1,222,290	28,589
^,* Cars.com Inc.		1,064,045	28,314
	Matthews International Corp. Class A	453,086	28,205
*	Acxiom Corp.	1,128,057	27,795
	Regal Entertainment Group Class A	1,687,607	27,002
^,* Urban Outfitters Inc.		1,121,403	26,802
	Cable One Inc.	34,089	24,616
	Penske Automotive Group Inc.	511,765	24,345
	Bed Bath & Beyond Inc.	1,023,482	24,021
	Brinker International Inc.	728,292	23,203
	Bob Evans Farms Inc.	296,625	22,991
	Bloomin' Brands Inc.	1,251,962	22,035
	DSW Inc. Class A	1,022,661	21,967
*	Rush Enterprises Inc. Class A	463,506	21,456
*	La Quinta Holdings Inc.	1,222,288	21,390
	Group 1 Automotive Inc.	294,894	21,368
	ILG Inc.	787,534	21,051
	Core-Mark Holding Co. Inc.	653,435	21,001
	Time Inc.	1,481,263	19,997
*	MSG Networks Inc.	913,762	19,372
^,* Weight Watchers International Inc.		431,482	18,791
*	Houghton Mifflin Harcourt Co.	1,559,229	18,789
	Caleres Inc.	608,440	18,570
	HSN Inc.	467,729	18,265
^,* Hertz Global Holdings Inc.		810,720	18,128
*	Caesars Acquisition Co. Class A	827,323	17,746
*	Herc Holdings Inc.	358,879	17,632
*	Asbury Automotive Group Inc.	278,573	17,021
^,* JC Penney Co. Inc.		4,384,893	16,706
	Chico's FAS Inc.	1,834,223	16,416
	Dick's Sporting Goods Inc.	599,213	16,185
	Boyd Gaming Corp.	587,292	15,299
	Gannett Co. Inc.	1,689,915	15,209
*	Hawaiian Holdings Inc.	399,238	14,991
	Guess? Inc.	869,632	14,810
	Abercrombie & Fitch Co.	1,013,891	14,641
	Scholastic Corp.	372,795	13,868
	Strayer Education Inc.	157,533	13,748
*	Liberty TripAdvisor Holdings Inc. Class A	1,075,556	13,283
^,* SeaWorld Entertainment Inc.		1,014,444	13,178
	International Speedway Corp. Class A	352,564	12,692
	SUPERVALU Inc.	568,127	12,357
	Capella Education Co.	173,033	12,138
*	Laureate Education Inc. Class A	767,920	11,173
	DineEquity Inc.	254,914	10,956
	Tailored Brands Inc.	733,854	10,597
^	Dillard's Inc. Class A	188,171	10,551
*	Bankrate Inc.	663,486	9,256
*	K12 Inc.	514,403	9,177
^	GNC Holdings Inc. Class A	974,500	8,615
*	EW Scripps Co. Class A	416,017	7,950
*	Express Inc.	1,118,239	7,559
	Buckle Inc.	439,510	7,406
*	Regis Corp.	515,803	7,360
*	Genesco Inc.	275,667	7,333

^	Rent-A-Center Inc.	632,723	7,264
	Sonic Automotive Inc. Class A	353,387	7,209
	Finish Line Inc. Class A	595,143	7,160
^,* Ascena Retail Group Inc.		2,744,831	6,725
	National CineMedia Inc.	933,187	6,514
	Barnes & Noble Inc.	806,258	6,128
^,* Party City Holdco Inc.		444,363	6,021
	Weis Markets Inc.	137,703	5,990
^,* Caesars Entertainment Corp.		442,390	5,906
*	Biglari Holdings Inc.	17,055	5,684
	New Media Investment Group Inc.	371,746	5,498
^	AMC Entertainment Holdings Inc. Class A	366,654	5,390
*	Zumiez Inc.	281,394	5,093
	Pier 1 Imports Inc.	1,197,501	5,018
	Cato Corp. Class A	337,372	4,463
*	Rush Enterprises Inc. Class B	94,530	4,123
	Speedway Motorsports Inc.	181,741	3,871
^,* Smart & Final Stores Inc.		439,220	3,448
*	FTD Cos. Inc.	240,787	3,140
	Emerald Expositions Events Inc.	133,416	3,101
*	American Public Education Inc.	125,028	2,632
^,* Sears Holdings Corp.		323,820	2,364
	Clear Channel Outdoor Holdings Inc. Class A	508,253	2,363
^,* Lands' End Inc.		167,214	2,207
^,* Hibbett Sports Inc.		154,487	2,201
^	Fred's Inc. Class A	268,670	1,730
*	Barnes & Noble Education Inc.	258,523	1,683
*	Bojangles' Inc.	124,367	1,679
*	Bridgepoint Education Inc.	152,592	1,465
			2,979,943
Financials (30.3%)
	East West Bancorp Inc.	2,147,975	128,406
	American Financial Group Inc.	1,046,690	108,280
	WP Carey Inc.	1,592,435	107,314
	Apartment Investment & Management Co.	2,342,313	102,734
	Janus Henderson Group plc	2,680,655	93,394
	National Retail Properties Inc.	2,224,701	92,681
	Liberty Property Trust	2,194,902	90,123
	Brown & Brown Inc.	1,770,770	85,333
	Starwood Property Trust Inc.	3,882,203	84,321
	First American Financial Corp.	1,647,032	82,302
	Cullen/Frost Bankers Inc.	861,020	81,728
	RenaissanceRe Holdings Ltd.	599,444	81,009
	Highwoods Properties Inc.	1,541,745	80,309
	Eaton Vance Corp.	1,625,403	80,246
	Synovus Financial Corp.	1,717,674	79,116
	Commerce Bancshares Inc.	1,360,569	78,600
	EPR Properties	1,098,639	76,619
	New Residential Investment Corp.	4,571,030	76,473
	Old Republic International Corp.	3,723,936	73,324
	Webster Financial Corp.	1,369,511	71,968
	Senior Housing Properties Trust	3,539,429	69,196
*	MGIC Investment Corp.	5,517,075	69,129
	LPL Financial Holdings Inc.	1,318,377	67,989
	FNB Corp.	4,806,937	67,441
	Realogy Holdings Corp.	2,030,664	66,910
	First Horizon National Corp.	3,488,947	66,813

Assured Guaranty Ltd.	1,769,262	66,790
Hospitality Properties Trust	2,323,603	66,199
IBERIABANK Corp.	797,925	65,550
Wintrust Financial Corp.	830,938	65,071
Prosperity Bancshares Inc.	983,888	64,671
Umpqua Holdings Corp.	3,272,080	63,838
Navient Corp.	4,093,711	61,488
Hancock Holding Co.	1,262,561	61,171
Hanover Insurance Group Inc.	631,015	61,164
Radian Group Inc.	3,202,672	59,858
Apple Hospitality REIT Inc.	3,155,473	59,670
CNO Financial Group Inc.	2,515,525	58,712
Weingarten Realty Investors	1,821,357	57,810
Park Hotels & Resorts Inc.	2,080,847	57,348
* Equity Commonwealth	1,864,347	56,676
BankUnited Inc.	1,588,805	56,514
Rayonier Inc.	1,924,395	55,596
Chemical Financial Corp.	1,058,805	55,333
Validus Holdings Ltd.	1,123,835	55,304
United Bankshares Inc.	1,484,899	55,164
Associated Banc-Corp	2,253,803	54,655
Popular Inc.	1,519,389	54,607
Primerica Inc.	668,412	54,509
RLJ Lodging Trust	2,475,520	54,461
Sunstone Hotel Investors Inc.	3,361,825	54,025
First Industrial Realty Trust Inc.	1,791,931	53,919
MB Financial Inc.	1,186,262	53,406
Bank of Hawaii Corp.	634,617	52,902
Two Harbors Investment Corp.	5,198,361	52,399
Legg Mason Inc.	1,323,593	52,030
Outfront Media Inc.	2,064,121	51,975
Stifel Financial Corp.	967,341	51,714
MFA Financial Inc.	5,902,645	51,707
Forest City Realty Trust Inc. Class A	1,992,207	50,821
Chimera Investment Corp.	2,651,797	50,172
UMB Financial Corp.	670,526	49,947
GEO Group Inc.	1,846,537	49,672
LaSalle Hotel Properties	1,686,600	48,945
Fulton Financial Corp.	2,605,096	48,846
BGC Partners Inc. Class A	3,362,264	48,652
Empire State Realty Trust Inc.	2,359,273	48,459
CoreCivic Inc.	1,758,571	47,077
Omega Healthcare Investors Inc.	1,470,317	46,918
Selective Insurance Group Inc.	869,116	46,802
* SLM Corp.	4,064,768	46,623
Cathay General Bancorp	1,142,474	45,927
Brandywine Realty Trust	2,622,418	45,866
Erie Indemnity Co. Class A	377,788	45,550
Interactive Brokers Group Inc.	1,010,827	45,528
Retail Properties of America Inc.	3,447,725	45,269
PacWest Bancorp	891,913	45,051
Valley National Bancorp	3,730,702	44,955
National Health Investors Inc.	581,606	44,952
Washington Federal Inc.	1,316,142	44,288
Piedmont Office Realty Trust Inc. Class A	2,178,689	43,922
Glacier Bancorp Inc.	1,161,384	43,854
ProAssurance Corp.	792,468	43,308

EastGroup Properties Inc.	487,796	42,985
Taubman Centers Inc.	861,530	42,818
^ First Financial Bankshares Inc.	936,209	42,317
Community Bank System Inc.	752,476	41,574
^ Blackstone Mortgage Trust Inc. Class A	1,338,596	41,523
White Mountains Insurance Group Ltd.	48,101	41,223
Federated Investors Inc. Class B	1,360,516	40,407
Columbia Property Trust Inc.	1,813,143	39,472
TCF Financial Corp.	2,301,664	39,220
BancorpSouth Inc.	1,221,500	39,149
Assurant Inc.	401,368	38,339
Washington REIT	1,151,198	37,713
CVB Financial Corp.	1,553,850	37,557
South State Corp.	412,701	37,164
Old National Bancorp	2,007,650	36,740
American Equity Investment Life Holding Co.	1,254,677	36,486
Columbia Banking System Inc.	866,147	36,473
Great Western Bancorp Inc.	872,770	36,028
Aspen Insurance Holdings Ltd.	891,097	36,000
Acadia Realty Trust	1,251,496	35,818
First Midwest Bancorp Inc.	1,525,922	35,737
RLI Corp.	621,015	35,621
American National Insurance Co.	298,465	35,243
Starwood Waypoint Homes	957,062	34,808
Tanger Factory Outlet Centers Inc.	1,418,274	34,634
Hope Bancorp Inc.	1,909,135	33,811
First Citizens BancShares Inc. Class A	89,917	33,619
* Green Dot Corp. Class A	677,289	33,580
Xenia Hotels & Resorts Inc.	1,588,911	33,447
International Bancshares Corp.	834,055	33,446
Lexington Realty Trust	3,227,353	32,984
DiamondRock Hospitality Co.	2,981,788	32,651
Trustmark Corp.	955,464	31,645
Potlatch Corp.	606,740	30,944
Independent Bank Corp.	407,042	30,386
Kemper Corp.	571,524	30,291
BOK Financial Corp.	339,199	30,216
Banner Corp.	491,126	30,096
Renasant Corp.	692,366	29,703
United Community Banks Inc.	1,039,088	29,656
Cousins Properties Inc.	3,144,014	29,365
Astoria Financial Corp.	1,360,562	29,252
Mack-Cali Realty Corp.	1,210,468	28,700
Sabra Health Care REIT Inc.	1,307,827	28,694
* Genworth Financial Inc. Class A	7,436,019	28,629
Invesco Mortgage Capital Inc.	1,660,941	28,452
Apollo Commercial Real Estate Finance Inc.	1,566,806	28,375
* HRG Group Inc.	1,786,457	27,887
LTC Properties Inc.	590,614	27,747
Capitol Federal Financial Inc.	1,841,334	27,068
* Enstar Group Ltd.	121,720	27,064
Government Properties Income Trust	1,433,254	26,902
Investors Bancorp Inc.	1,942,603	26,497
Argo Group International Holdings Ltd.	424,408	26,101
WesBanco Inc.	619,636	25,417
First Hawaiian Inc.	828,370	25,091
* Santander Consumer USA Holdings Inc.	1,618,015	24,869

	Horace Mann Educators Corp.	603,876	23,763
	Waddell & Reed Financial Inc. Class A	1,183,646	23,756
	Provident Financial Services Inc.	890,166	23,741
	Northwest Bancshares Inc.	1,368,639	23,636
	Mercury General Corp.	410,557	23,274
	Washington Prime Group Inc.	2,773,523	23,103
	Chesapeake Lodging Trust	851,902	22,976
	First Financial Bancorp	876,200	22,913
	Artisan Partners Asset Management Inc. Class A	701,642	22,874
*	OneMain Holdings Inc. Class A	806,764	22,743
	NBT Bancorp Inc.	613,824	22,540
	Westamerica Bancorporation	371,774	22,135
	Global Net Lease Inc.	997,630	21,838
	Select Income REIT	932,339	21,835
*	Walker & Dunlop Inc.	416,922	21,818
	Navigators Group Inc.	372,013	21,707
*	Quality Care Properties Inc.	1,395,369	21,628
^	CBL & Associates Properties Inc.	2,552,152	21,413
	DDR Corp.	2,333,570	21,376
	Berkshire Hills Bancorp Inc.	539,064	20,889
	Park National Corp.	192,883	20,829
	Employers Holdings Inc.	456,919	20,767
	First Commonwealth Financial Corp.	1,447,029	20,447
	New York REIT Inc.	2,509,734	19,701
	Boston Private Financial Holdings Inc.	1,186,537	19,637
	AmTrust Financial Services Inc.	1,458,501	19,631
	CYS Investments Inc.	2,265,917	19,578
	S&T Bancorp Inc.	492,549	19,495
	Redwood Trust Inc.	1,149,689	18,728
	Tompkins Financial Corp.	214,193	18,451
*	PRA Group Inc.	642,948	18,420
	First Interstate BancSystem Inc. Class A	469,635	17,964
	NRG Yield Inc.	901,542	17,400
	Beneficial Bancorp Inc.	1,014,104	16,834
	Ladder Capital Corp. Class A	1,217,251	16,774
	Brookline Bancorp Inc.	1,082,139	16,773
	National General Holdings Corp.	870,178	16,629
	ARMOUR Residential REIT Inc.	615,716	16,563
	PennyMac Mortgage Investment Trust	947,390	16,475
	Safety Insurance Group Inc.	214,270	16,349
	Franklin Street Properties Corp.	1,523,545	16,180
	City Holding Co.	220,357	15,846
*	FNFV Group	917,265	15,731
	State Bank Financial Corp.	548,221	15,707
	First Merchants Corp.	363,788	15,617
*	MBIA Inc.	1,783,706	15,518
	Ramco-Gershenson Properties Trust	1,187,654	15,451
^,* Encore Capital Group Inc.		346,206	15,337
	BancFirst Corp.	259,990	14,754
	Infinity Property & Casualty Corp.	155,655	14,663
*	First BanCorp	2,725,332	13,954
	Central Pacific Financial Corp.	431,080	13,872
	Universal Health Realty Income Trust	183,423	13,847
	Capstead Mortgage Corp.	1,431,879	13,818
	United Fire Group Inc.	297,321	13,623
	Getty Realty Corp.	471,143	13,479
	MTGE Investment Corp.	682,849	13,247

	Piper Jaffray Cos.	213,244	12,656
	Nelnet Inc. Class A	249,713	12,611
	Summit Hotel Properties Inc.	781,562	12,497
	American Assets Trust Inc.	305,126	12,135
*	iStar Inc.	1,025,382	12,100
	Virtus Investment Partners Inc.	101,906	11,826
	National Western Life Group Inc. Class A	33,167	11,575
	Saul Centers Inc.	180,174	11,155
	Hersha Hospitality Trust Class A	592,047	11,054
	Investors Real Estate Trust	1,804,738	11,027
	FBL Financial Group Inc. Class A	147,906	11,019
*,2 Forestar Group Inc.		623,265	10,720
*	Flagstar Bancorp Inc.	297,568	10,558
^	Virtu Financial Inc. Class A	650,297	10,535
	NRG Yield Inc. Class A	554,028	10,510
^	Pennsylvania REIT	996,189	10,450
	Sterling Bancorp	400,740	9,878
	First Potomac Realty Trust	877,866	9,779
	Oritani Financial Corp.	572,156	9,612
	Dime Community Bancshares Inc.	443,481	9,535
*	Greenlight Capital Re Ltd. Class A	438,128	9,485
	Anworth Mortgage Asset Corp.	1,463,181	8,794
	Ashford Hospitality Trust Inc.	1,308,067	8,725
	Maiden Holdings Ltd.	1,095,180	8,707
*	Nationstar Mortgage Holdings Inc.	434,298	8,065
	AG Mortgage Investment Trust Inc.	411,095	7,909
^	Seritage Growth Properties Class A	146,474	6,748
	State Auto Financial Corp.	249,762	6,551
*	MoneyGram International Inc.	405,558	6,534
	Houlihan Lokey Inc. Class A	166,276	6,506
	OFG Bancorp	646,235	5,913
	Greenhill & Co. Inc.	349,044	5,794
*	World Acceptance Corp.	66,055	5,475
^	Fidelity & Guaranty Life	173,088	5,374
	Northfield Bancorp Inc.	307,437	5,334
*	Ambac Financial Group Inc.	305,617	5,275
	Investment Technology Group Inc.	235,670	5,218
	Urstadt Biddle Properties Inc. Class A	222,071	4,819
*	Ocwen Financial Corp.	1,359,702	4,677
*	Tejon Ranch Co.	217,648	4,592
^,* Altisource Portfolio Solutions SA		160,742	4,158
*	TPG RE Finance Trust Inc.	182,055	3,599
*	EZCORP Inc. Class A	370,836	3,523
	KKR Real Estate Finance Trust Inc.	157,798	3,320
	Associated Capital Group Inc. Class A	68,815	2,457
	GAMCO Investors Inc. Class A	66,098	1,967
	Urstadt Biddle Properties Inc.	17,304	309
			8,516,139
Health Care (6.2%)
	Teleflex Inc.	669,752	162,060
*	Kite Pharma Inc.	723,704	130,129
*	WellCare Health Plans Inc.	662,077	113,705
*	Charles River Laboratories International Inc.	708,609	76,544
	Hill-Rom Holdings Inc.	980,376	72,548
*	United Therapeutics Corp.	614,241	71,983
*	Alere Inc.	1,303,643	66,473
	HealthSouth Corp.	1,395,895	64,700

	STERIS plc	633,667	56,016
*	Mallinckrodt plc	1,446,965	54,073
	Patterson Cos. Inc.	1,212,347	46,857
*	VWR Corp.	1,272,921	42,146
*	Envision Healthcare Corp.	899,196	40,419
*	Prestige Brands Holdings Inc.	788,382	39,490
*	Myriad Genetics Inc.	1,016,809	36,788
*	LifePoint Health Inc.	595,967	34,507
*	Halyard Health Inc.	695,188	31,304
^,* Sage Therapeutics Inc.		501,792	31,262
*	Magellan Health Inc.	351,765	30,357
*	Select Medical Holdings Corp.	1,578,187	30,301
*	MEDNAX Inc.	696,922	30,051
*	Brookdale Senior Living Inc.	2,766,598	29,326
*	Clovis Oncology Inc.	345,658	28,482
*	Juno Therapeutics Inc.	627,084	28,131
	Owens & Minor Inc.	911,302	26,610
*	Portola Pharmaceuticals Inc.	487,248	26,326
*	Aerie Pharmaceuticals Inc.	541,282	26,306
*	Endo International plc	2,993,463	25,639
^,* Tenet Healthcare Corp.		1,501,852	24,675
*	Impax Laboratories Inc.	1,106,898	22,470
*	Molina Healthcare Inc.	319,049	21,938
	CONMED Corp.	372,735	19,557
*	Haemonetics Corp.	391,887	17,584
*	LHC Group Inc.	245,096	17,382
*	Loxo Oncology Inc.	167,007	15,385
*	Blueprint Medicines Corp.	187,811	13,085
^,* Community Health Systems Inc.		1,627,845	12,502
^,* Aimmune Therapeutics Inc.		487,424	12,083
^,* Intra-Cellular Therapies Inc. Class A		631,684	9,968
^,* Synergy Pharmaceuticals Inc.		3,167,975	9,187
*	Global Blood Therapeutics Inc.	291,145	9,040
^,* Lannett Co. Inc.		468,468	8,643
	National HealthCare Corp.	134,602	8,422
	Kindred Healthcare Inc.	1,228,019	8,351
	Ensign Group Inc.	357,738	8,081
	Analogic Corp.	92,529	7,749
	Invacare Corp.	490,227	7,721
*	PDL BioPharma Inc.	2,167,195	7,347
*	PTC Therapeutics Inc.	294,542	5,894
^,* Akcea Therapeutics Inc.		189,243	5,236
*	AMAG Pharmaceuticals Inc.	264,957	4,889
^,* American Renal Associates Holdings Inc.		186,286	2,789
^,* Celldex Therapeutics Inc.		482,839	1,381
^,* NantKwest Inc.		186,098	1,020
*	Wright Medical Group Inc. CVR	71,097	112
			1,735,024
Industrials (20.2%)
	IDEX Corp.	1,135,191	137,892
	Spirit AeroSystems Holdings Inc. Class A	1,761,492	136,903
	Allegion plc	1,413,857	122,256
	Orbital ATK Inc.	856,121	114,001
	PerkinElmer Inc.	1,641,028	113,182
	Carlisle Cos. Inc.	939,250	94,197
	Oshkosh Corp.	1,113,614	91,918
	Donaldson Co. Inc.	1,949,694	89,569

* AECOM	2,327,572	85,678
* Quanta Services Inc.	2,250,672	84,108
Lincoln Electric Holdings Inc.	882,227	80,883
AptarGroup Inc.	932,357	80,472
Booz Allen Hamilton Holding Corp. Class A	2,103,032	78,632
BWX Technologies Inc.	1,403,398	78,618
Huntington Ingalls Industries Inc.	337,954	76,526
MDU Resources Group Inc.	2,902,253	75,313
Sonoco Products Co.	1,478,876	74,609
AGCO Corp.	1,006,071	74,218
Avnet Inc.	1,829,341	71,893
Trinity Industries Inc.	2,252,823	71,865
Broadridge Financial Solutions Inc.	866,291	70,014
Jabil Inc.	2,402,198	68,583
* Genesee & Wyoming Inc. Class A	917,344	67,893
Ryder System Inc.	788,583	66,675
Graphic Packaging Holding Co.	4,616,083	64,394
Curtiss-Wright Corp.	591,416	61,827
Bemis Co. Inc.	1,352,821	61,648
EMCOR Group Inc.	880,876	61,115
* Owens-Illinois Inc.	2,426,089	61,040
Crane Co.	753,448	60,268
Brink's Co.	713,894	60,146
ITT Inc.	1,309,250	57,961
* CoreLogic Inc.	1,253,938	57,957
* Keysight Technologies Inc.	1,381,033	57,534
Terex Corp.	1,265,515	56,974
Barnes Group Inc.	761,037	53,607
Valmont Industries Inc.	336,279	53,166
* Kirby Corp.	803,687	53,003
Deluxe Corp.	719,273	52,478
Regal Beloit Corp.	663,631	52,427
MSC Industrial Direct Co. Inc. Class A	671,664	50,758
Belden Inc.	629,986	50,733
Timken Co.	1,043,470	50,660
* Colfax Corp.	1,190,138	49,557
Kennametal Inc.	1,202,062	48,491
* Conduent Inc.	2,973,620	46,597
* MasTec Inc.	985,715	45,737
EnerSys	646,364	44,709
* Generac Holdings Inc.	925,469	42,507
* Sanmina Corp.	1,122,358	41,696
* WESCO International Inc.	714,714	41,632
MSA Safety Inc.	511,850	40,697
* KLX Inc.	763,917	40,434
Packaging Corp. of America	351,145	40,269
* Esterline Technologies Corp.	446,539	40,256
* Moog Inc. Class A	480,695	40,104
* Rexnord Corp.	1,545,213	39,264
Tetra Tech Inc.	839,815	39,093
Applied Industrial Technologies Inc.	579,297	38,118
Vishay Intertechnology Inc.	1,997,053	37,545
KBR Inc.	2,083,351	37,250
Convergys Corp.	1,384,773	35,852
* Anixter International Inc.	419,486	35,656
GATX Corp.	575,489	35,427
UniFirst Corp.	228,733	34,653

ABM Industries Inc.	828,071	34,539
Granite Construction Inc.	592,267	34,322
* Meritor Inc.	1,317,729	34,274
Silgan Holdings Inc.	1,146,278	33,735
World Fuel Services Corp.	964,710	32,713
* Navistar International Corp.	731,255	32,226
Korn/Ferry International	771,481	30,420
* Louisiana-Pacific Corp.	1,078,246	29,199
Watts Water Technologies Inc. Class A	412,138	28,520
Mueller Industries Inc.	810,770	28,336
Universal Forest Products Inc.	287,932	28,263
* Plexus Corp.	498,182	27,938
Brady Corp. Class A	673,387	25,555
Otter Tail Corp.	586,706	25,434
^ Chicago Bridge & Iron Co. NV	1,507,883	25,332
* Benchmark Electronics Inc.	740,512	25,289
Greif Inc. Class A	428,379	25,077
* Harsco Corp.	1,198,836	25,056
* Atlas Air Worldwide Holdings Inc.	375,648	24,718
* Integer Holdings Corp.	468,112	23,944
Triton International Ltd.	713,596	23,748
Werner Enterprises Inc.	646,005	23,612
Kaman Corp.	415,483	23,176
* SPX FLOW Inc.	598,902	23,094
Mobile Mini Inc.	655,563	22,584
ESCO Technologies Inc.	363,916	21,817
Actuant Corp. Class A	846,330	21,666
* TTM Technologies Inc.	1,364,059	20,966
Triumph Group Inc.	702,624	20,903
* FTI Consulting Inc.	587,046	20,828
* Knowles Corp.	1,330,014	20,309
* Hub Group Inc. Class A	472,442	20,291
Standex International Corp.	188,999	20,072
* Boise Cascade Co.	574,569	20,052
Altra Industrial Motion Corp.	412,882	19,860
* Cotiviti Holdings Inc.	548,003	19,717
Greenbrier Cos. Inc.	402,245	19,368
Wabash National Corp.	832,644	19,001
AAR Corp.	486,610	18,384
* TriMas Corp.	680,374	18,370
Aircastle Ltd.	815,175	18,170
Matson Inc.	643,088	18,122
* SPX Corp.	601,109	17,637
Astec Industries Inc.	308,254	17,265
* Manitowoc Co. Inc.	1,887,771	16,990
ManTech International Corp.Class A	383,007	16,910
* Tutor Perini Corp.	590,467	16,769
* Sykes Enterprises Inc.	574,229	16,745
* DigitalGlobe Inc.	463,144	16,326
* Armstrong World Industries Inc.	315,624	16,176
McGrath RentCorp	338,020	14,788
* Milacron Holdings Corp.	875,560	14,762
* GMS Inc.	396,910	14,051
* TrueBlue Inc.	624,631	14,023
* JELD-WEN Holding Inc.	391,951	13,922
H&E Equipment Services Inc.	475,404	13,882
EVERTEC Inc.	859,110	13,617

	AVX Corp.	746,158	13,602
	MTS Systems Corp.	251,556	13,446
	CIRCOR International Inc.	245,178	13,345
	General Cable Corp.	705,752	13,303
	Encore Wire Corp.	293,392	13,137
^	Sturm Ruger & Co. Inc.	250,564	12,954
	Materion Corp.	297,564	12,840
	Insperity Inc.	139,623	12,287
	ArcBest Corp.	363,271	12,151
*	Navigant Consulting Inc.	694,590	11,752
*	Huron Consulting Group Inc.	329,214	11,292
	Kelly Services Inc. Class A	439,389	11,024
*	Aegion Corp. Class A	466,108	10,851
*	Donnelley Financial Solutions Inc.	501,220	10,806
	RR Donnelley & Sons Co.	1,045,696	10,771
	Schnitzer Steel Industries Inc.	380,745	10,718
	Quad/Graphics Inc.	451,672	10,212
	Comfort Systems USA Inc.	276,803	9,882
*	Atkore International Group Inc.	476,875	9,304
	Hyster-Yale Materials Handling Inc.	121,172	9,262
	Landauer Inc.	137,114	9,228
*	RPX Corp.	694,055	9,217
	TeleTech Holdings Inc.	203,667	8,503
*	TimkenSteel Corp.	497,663	8,211
	LSC Communications Inc.	491,615	8,117
*	Wesco Aircraft Holdings Inc.	811,597	7,629
	Essendant Inc.	555,478	7,316
	Kforce Inc.	355,376	7,179
*	PHH Corp.	499,297	6,955
	Resources Connection Inc.	425,909	5,920
	Griffon Corp.	259,274	5,756
	Park Electrochemical Corp.	285,092	5,274
^	American Railcar Industries Inc.	115,309	4,451
*	International Seaways Inc.	161,622	3,184
*	Team Inc.	210,972	2,816
*	Armstrong Flooring Inc.	163,310	2,572
	Greif Inc. Class B	34,648	2,226
^,* Babcock & Wilcox Enterprises Inc.		367,922	1,225
^,* Forterra Inc.		143,970	648
			5,681,367
Oil & Gas (4.5%)
	Targa Resources Corp.	1,604,159	75,877
*	WPX Energy Inc.	5,924,643	68,133
^,* Weatherford International plc		14,731,122	67,469
	Murphy Oil Corp.	2,441,303	64,841
^,* Transocean Ltd.		5,822,683	62,652
^,* Chesapeake Energy Corp.		12,854,742	55,275
*	First Solar Inc.	1,166,210	53,506
	HollyFrontier Corp.	1,319,745	47,471
^	PBF Energy Inc. Class A	1,633,411	45,098
	Oceaneering International Inc.	1,463,010	38,433
	Helmerich & Payne Inc.	727,422	37,906
	Range Resources Corp.	1,847,112	36,148
	SemGroup Corp. Class A	1,170,677	33,657
	Nabors Industries Ltd.	4,044,732	32,641
*	Oasis Petroleum Inc.	3,535,794	32,246
*	McDermott International Inc.	4,214,505	30,639

^,* Whiting Petroleum Corp.		5,403,707	29,504
	Delek US Holdings Inc.	1,091,354	29,172
^	Ensco plc Class A	4,524,602	27,012
*	C&J Energy Services Inc.	848,421	25,427
*	Dril-Quip Inc.	563,189	24,865
*	Superior Energy Services Inc.	2,281,904	24,371
*	Rowan Cos. plc Class A	1,877,880	24,131
*	MRC Global Inc.	1,336,057	23,368
*	NOW Inc.	1,607,456	22,199
*	Oil States International Inc.	762,152	19,321
*	Chart Industries Inc.	457,775	17,958
*	Noble Corp. plc	3,651,989	16,799
*	Unit Corp.	785,555	16,167
*	Forum Energy Technologies Inc.	1,008,807	16,040
*	Exterran Corp.	505,584	15,981
^,* Centennial Resource Development Inc. Class A		858,369	15,425
*	Helix Energy Solutions Group Inc.	2,083,291	15,396
*	QEP Resources Inc.	1,793,483	15,370
^,* Diamond Offshore Drilling Inc.		921,605	13,363
	Archrock Inc.	1,054,337	13,232
^,* Atwood Oceanics Inc.		1,144,372	10,746
*	Denbury Resources Inc.	6,049,948	8,107
*	ProPetro Holding Corp.	490,750	7,042
	CVR Energy Inc.	257,013	6,657
^,* SunPower Corp. Class A		827,112	6,030
	Green Plains Inc.	293,081	5,906
^,* Tellurian Inc.		460,500	4,918
^,* NCS Multistage Holdings Inc.		131,711	3,172
*	TETRA Technologies Inc.	819,833	2,345
^,* EP Energy Corp. Class A		602,278	1,963
^,* Flotek Industries Inc.		411,179	1,912
*	NextDecade Corp.	115,808	1,168
			1,247,059
Other (0.0%)3
*,2 Clinical Data CVR		62,138	—

Technology (7.5%)
	CDW Corp.	2,301,343	151,889
	Leidos Holdings Inc.	2,247,995	133,126
*	ON Semiconductor Corp.	6,276,206	115,922
	Teradyne Inc.	2,944,949	109,817
*	CommScope Holding Co. Inc.	2,871,626	95,367
*	Microsemi Corp.	1,721,766	88,637
	CSRA Inc.	2,434,381	78,557
*	ARRIS International plc	2,650,713	75,519
	Brocade Communications Systems Inc.	6,099,142	72,885
	Cypress Semiconductor Corp.	4,703,937	70,653
*	NCR Corp.	1,807,883	67,832
*	Nuance Communications Inc.	4,289,384	67,429
*	Teradata Corp.	1,877,600	63,444
	SYNNEX Corp.	445,979	56,421
*	CACI International Inc. Class A	364,257	50,759
*	Tech Data Corp.	567,696	50,440
	DST Systems Inc.	900,188	49,402
*	Cree Inc.	1,451,732	40,924
	Science Applications International Corp.	585,509	39,141
*	Verint Systems Inc.	933,114	39,051

	Pitney Bowes Inc.	2,771,518	38,829
*	Semtech Corp.	976,462	36,666
	TiVo Corp.	1,717,288	34,088
*	VeriFone Systems Inc.	1,665,788	33,782
*	Viavi Solutions Inc.	3,381,586	31,990
*	EchoStar Corp. Class A	532,543	30,477
	Cabot Microelectronics Corp.	375,433	30,008
	Progress Software Corp.	682,364	26,046
*	Insight Enterprises Inc.	531,056	24,386
^	Diebold Nixdorf Inc.	1,010,834	23,098
	Ebix Inc.	327,577	21,374
*	NETGEAR Inc.	446,340	21,246
	CSG Systems International Inc.	498,231	19,979
*	Web.com Group Inc.	726,750	18,169
	West Corp.	742,213	17,420
*	ScanSource Inc.	375,395	16,386
*	Blucora Inc.	634,562	16,054
*	Amkor Technology Inc.	1,245,827	13,143
*	Quality Systems Inc.	799,044	12,569
	Plantronics Inc.	250,394	11,072
*	Synaptics Inc.	251,938	9,871
	Syntel Inc.	497,371	9,773
*	FormFactor Inc.	536,489	9,040
^,* Coupa Software Inc.		276,739	8,620
^,* Cloudera Inc.		518,516	8,618
	ADTRAN Inc.	356,830	8,564
^,* MuleSoft Inc. Class A		356,365	7,177
^,* Unisys Corp.		748,075	6,359
^	Computer Programs & Systems Inc.	194,770	5,755
^,* Okta Inc.		198,222	5,592
*	Alteryx Inc. Class A	252,418	5,142
^,* Presidio Inc.		275,040	3,892
	Systemax Inc.	109,795	2,902
*	Cision Ltd.	215,335	2,804
*	Sonus Networks Inc.	343,645	2,629
*	Synchronoss Technologies Inc.	262,921	2,453
^,* Yext Inc.		131,008	1,740
^,* Appian Corp.		54,588	1,554
			2,096,482
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,460,081	40,722
*	Vonage Holdings Corp.	3,047,743	24,808
	Consolidated Communications Holdings Inc.	1,051,451	20,062
^	Frontier Communications Corp.	1,169,889	13,793
^,* Iridium Communications Inc.		1,231,734	12,687
*	United States Cellular Corp.	192,073	6,799
*	Intelsat SA	280,568	1,319
			120,190
Utilities (6.7%)
	Atmos Energy Corp.	1,574,946	132,043
	UGI Corp.	2,576,166	120,719
	NRG Energy Inc.	4,477,411	114,577
	Westar Energy Inc. Class A	2,112,282	104,769
	Great Plains Energy Inc.	3,208,956	97,231
	Aqua America Inc.	2,637,560	87,541
	Vectren Corp.	1,233,642	81,137

*	Calpine Corp.	5,371,635	79,232
*	Vistra Energy Corp.	4,121,103	77,023
National Fuel Gas Co.	1,201,554	68,020
IDACORP Inc.	749,876	65,937
WGL Holdings Inc.	761,018	64,078
Portland General Electric Co.	1,325,715	60,506
ALLETE Inc.	757,530	58,550
ONE Gas Inc.	777,333	57,243
Black Hills Corp.	796,481	54,854
New Jersey Resources Corp.	1,288,585	54,314
Hawaiian Electric Industries Inc.	1,616,037	53,927
Spire Inc.	681,068	50,842
Avista Corp.	959,770	49,687
Southwest Gas Holdings Inc.	636,991	49,443
PNM Resources Inc.	1,186,137	47,801
NorthWestern Corp.	720,994	41,053
South Jersey Industries Inc.	1,182,606	40,835
El Paso Electric Co.	602,929	33,312
MGE Energy Inc.	514,401	33,230
Northwest Natural Gas Co.	424,948	27,367
California Water Service Group	712,003	27,163
American States Water Co.	543,629	26,774
*	TerraForm Power Inc. Class A	651,621	8,614
*	Dynegy Inc.	827,304	8,099
1,875,921
Total Common Stocks (Cost $22,385,905)	27,995,160
Coupon
Temporary Cash Investments (1.2%)1
Money Market Fund (1.2%)
4,5 Vanguard Market Liquidity Fund	1.223%	3,298,722	329,938

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Cash Management Bill	1.048%	1/2/18	4,000	3,989
United States Treasury Bill	0.909%-0.979%	10/5/17	1,400	1,400
United States Treasury Bill	1.052%	11/24/17	900	899
6,288
Total Temporary Cash Investments (Cost $336,192)	336,226
Total Investments (100.9%) (Cost $22,722,097)	28,331,386
Other Assets and Liabilities-Net (-0.9%)5	(250,362)
Net Assets (100%)	28,081,024

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $267,357,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $281,560,000 of collateral received for securities on loan.
6 Securities with a value of $1,795,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	848	63,299	2,014
E-mini S&P 500 Index	December 2017	50	6,290	54
				2,068

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2017, a counterparty had deposited in a segregated account cash of $1,000,000 in connection with open swap contracts.

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	10/6/17	GSCM	6,463	(1.632%)	(135)
SLM Corp.	11/22/17	GSCM	22,214	(1.638%)	1,158
					1,023
GSCM—Goldman Sachs Capital Management.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Small-Cap Value Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,984,440	—	10,720
Temporary Cash Investments	329,938	6,288	—
Futures Contracts—Assets[1]	27	—	—
Swap Contracts—Assets	—	1,158	—
Swap Contracts—Liabilities	—	(135)	—
Total	28,314,405	7,311	10,720
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Small-Cap Value Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. At September 30, 2017, the cost of investment securities for tax purposes was $22,726,576,000. Net unrealized appreciation of investment securities for tax purposes was $5,604,810,000, consisting of unrealized gains of $6,813,418,000 on securities that had risen in value since their purchase and $1,208,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)1
Basic Materials (2.1%)
	Royal Gold Inc.	849,568	73,097
	NewMarket Corp.	122,859	52,307
*	Ingevity Corp.	547,949	34,230
	Balchem Corp.	415,119	33,745
	US Silica Holdings Inc.	1,054,579	32,766
*	Platform Specialty Products Corp.	2,792,471	31,136
	Versum Materials Inc.	707,292	27,457
*	Cambrex Corp.	424,866	23,368
	KapStone Paper and Packaging Corp.	1,069,073	22,974
*	Univar Inc.	638,982	18,486
	Calgon Carbon Corp.	656,812	14,056
	Hecla Mining Co.	2,591,666	13,010
	Deltic Timber Corp.	142,442	12,596
*	Ferro Corp.	541,829	12,083
*,^ Fairmount Santrol Holdings Inc.		2,051,719	9,807
	American Vanguard Corp.	348,527	7,981
*	PQ Group Holdings Inc.	72,786	1,256
	Minerals Technologies Inc.	57	4
			420,359
Consumer Goods (7.6%)
*	Take-Two Interactive Software Inc.	1,384,953	141,584
*	Middleby Corp.	749,028	96,003
	Toll Brothers Inc.	2,020,551	83,792
	Gentex Corp.	3,707,602	73,411
*	Post Holdings Inc.	816,730	72,093
	Brunswick Corp.	1,154,013	64,590
	Carter's Inc.	622,158	61,438
	Pool Corp.	509,201	55,080
*	Hain Celestial Group Inc.	1,281,963	52,753
*,^ TreeHouse Foods Inc.		744,246	50,408
*	Skechers U.S.A. Inc. Class A	1,741,868	43,703
*,^ Wayfair Inc.		641,481	43,236
*	Welbilt Inc.	1,808,482	41,685
	CalAtlantic Group Inc.	1,074,696	39,366
*,^ Tempur Sealy International Inc.		595,791	38,440
*	Zynga Inc. Class A	10,100,869	38,181
*	Blue Buffalo Pet Products Inc.	1,280,153	36,292
	LCI Industries	307,583	35,633
*	Dorman Products Inc.	420,201	30,095
*	Steven Madden Ltd.	692,577	29,989
^	B&G Foods Inc.	863,349	27,498
	Vector Group Ltd.	1,316,730	26,953
*	iRobot Corp.	341,402	26,308
*	TRI Pointe Group Inc.	1,871,731	25,849
	J&J Snack Foods Corp.	194,464	25,533
*	Meritage Homes Corp.	497,656	22,096
	WD-40 Co.	172,903	19,348
	National Beverage Corp.	151,248	18,762

*	Gentherm Inc.	477,542	17,741
	Interface Inc. Class A	801,615	17,555
*	Boston Beer Co. Inc. Class A	110,031	17,187
*,^ Hostess Brands Inc. Class A		1,171,207	15,999
*,^ Fitbit Inc. Class A		2,297,498	15,991
*	Select Comfort Corp.	507,364	15,754
	Lancaster Colony Corp.	125,293	15,050
*,^ GoPro Inc. Class A		1,192,302	13,127
	Coca-Cola Bottling Co. Consolidated	60,419	13,035
	Oxford Industries Inc.	196,451	12,482
	Columbia Sportswear Co.	180,597	11,121
*	USANA Health Sciences Inc.	158,659	9,155
*,^ Cal-Maine Foods Inc.		186,126	7,650
*,^ e.l.f. Beauty, Inc.		271,081	6,113
	Phibro Animal Health Corp. Class A	122,498	4,539
*,^ Amplify Snack Brands Inc.		401,117	2,844
	Acushnet Holdings Corp.	144,126	2,560
*,^ Revlon Inc. Class A		101,692	2,497
*	Roku Inc.	53,405	1,417
			1,521,936
Consumer Services (12.2%)
	Vail Resorts Inc.	519,452	118,497
*	Liberty Media Corp-Liberty Formula One	2,483,568	94,599
*	Copart Inc.	2,544,731	87,462
*	Burlington Stores Inc.	896,951	85,623
*	Live Nation Entertainment Inc.	1,741,861	75,858
	Domino's Pizza Inc.	313,887	62,322
	Dunkin' Brands Group Inc.	1,173,261	62,277
*	GrubHub Inc.	1,123,840	59,181
	Rollins Inc.	1,271,362	58,661
	Six Flags Entertainment Corp.	946,337	57,670
*	Grand Canyon Education Inc.	624,008	56,672
*	Bright Horizons Family Solutions Inc.	651,197	56,140
	Casey's General Stores Inc.	497,347	54,435
*	Madison Square Garden Co. Class A	222,497	47,637
	Sabre Corp.	2,538,942	45,955
*	Yelp Inc. Class A	1,009,284	43,702
*	Stamps.com Inc.	208,616	42,276
	Texas Roadhouse Inc. Class A	831,159	40,843
*	ServiceMaster Global Holdings Inc.	866,532	40,493
*	AMC Networks Inc. Class A	677,288	39,601
*	Lions Gate Entertainment Corp. Class B	1,235,418	39,274
	Jack in the Box Inc.	382,134	38,947
*	Liberty Expedia Holdings Inc. Class A	705,111	37,448
*	Five Below Inc.	679,854	37,310
*	Hilton Grand Vacations Inc.	965,372	37,292
	Nexstar Media Group Inc. Class A	570,201	35,524
	Marriott Vacations Worldwide Corp.	281,080	35,003
	Churchill Downs Inc.	160,180	33,029
*	Scientific Games Corp. Class A	697,555	31,983
*	Michaels Cos. Inc.	1,471,468	31,592
*	Sprouts Farmers Market Inc.	1,672,728	31,397
	Choice Hotels International Inc.	476,431	30,444
*	SiteOne Landscape Supply Inc.	516,939	30,034
	Planet Fitness Inc. Class A	1,111,600	29,991
	PriceSmart Inc.	335,915	29,980
*	Ollie's Bargain Outlet Holdings Inc.	635,034	29,466

*	Dave & Buster's Entertainment Inc.	538,651	28,268
*	Groupon Inc. Class A	5,412,906	28,147
*	Sotheby's	582,915	26,878
	Papa John's International Inc.	354,689	25,917
	Cheesecake Factory Inc.	549,385	23,140
*,^ Pandora Media Inc.		2,993,304	23,048
*,^ Trade Desk Inc. Class A		374,190	23,016
	Lions Gate Entertainment Corp. Class A	687,539	22,998
	Monro Muffler Brake Inc.	403,204	22,600
*	Etsy Inc.	1,305,384	22,035
	Allegiant Travel Co. Class A	166,774	21,964
	Cable One Inc.	29,838	21,547
	Red Rock Resorts Inc. Class A	883,663	20,466
*	Shutterfly Inc.	411,367	19,943
*	Buffalo Wild Wings Inc.	181,161	19,149
	Morningstar Inc.	220,613	18,750
	ILG Inc.	689,279	18,424
*,^ RH		246,893	17,362
*	Caesars Acquisition Co. Class A	723,091	15,510
*	Pinnacle Entertainment Inc.	711,458	15,161
*	Quotient Technology Inc.	963,550	15,080
*	Belmond Ltd. Class A	1,059,854	14,467
*	Lumber Liquidators Holdings Inc.	369,125	14,389
*	TrueCar Inc.	895,248	14,136
	Dick's Sporting Goods Inc.	523,305	14,135
	Boyd Gaming Corp.	513,356	13,373
	Sonic Corp.	515,635	13,123
*	Hawaiian Holdings Inc.	348,337	13,080
*	Diplomat Pharmacy Inc.	622,361	12,889
	Wingstop Inc.	377,341	12,547
*	Liberty Media Corp-Liberty Formula One Class A	317,767	11,595
	World Wrestling Entertainment Inc. Class A	457,324	10,770
*	Eldorado Resorts Inc.	349,973	8,977
*	BJ's Restaurants Inc.	263,690	8,029
*,^ Shake Shack Inc. Class A		221,225	7,351
*	EW Scripps Co. Class A	362,806	6,933
*	Angie's List Inc.	550,065	6,854
	Tile Shop Holdings Inc.	438,146	5,565
*,^ Fiesta Restaurant Group Inc.		279,711	5,315
*,^ Caesars Entertainment Corp.		392,669	5,242
	New Media Investment Group Inc.	332,662	4,920
^	AMC Entertainment Holdings Inc. Class A	320,030	4,704
*	Clean Energy Fuels Corp.	1,756,748	4,357
*,^ Habit Restaurants Inc. Class A		263,151	3,434
*,^ El Pollo Loco Holdings Inc.		279,709	3,399
^	Emerald Expositions Events Inc.	116,578	2,709
*,^ Blue Apron Holdings Inc. Class A		387,743	2,113
*	Francesca's Holdings Corp.	240,617	1,771
*	Bojangles' Inc.	107,540	1,452
*	Spirit Airlines Inc.	127	4
*	Liberty TripAdvisor Holdings Inc. Class A	124	2
	National CineMedia Inc.	122	1
*	Potbelly Corp.	39	1
*	Global Eagle Entertainment Inc.	93	—
			2,445,658
Financials (19.6%)
	Gaming and Leisure Properties Inc.	2,615,908	96,501

	Equity LifeStyle Properties Inc.	1,071,998	91,206
	Kilroy Realty Corp.	1,275,569	90,718
*	Signature Bank	674,502	86,363
	MarketAxess Holdings Inc.	463,097	85,446
	Colony NorthStar Inc. Class A	6,789,276	85,273
	Sun Communities Inc.	972,807	83,350
	Douglas Emmett Inc.	2,011,228	79,283
	CBOE Holdings Inc.	733,629	78,960
	American Campus Communities Inc.	1,768,266	78,069
	Healthcare Trust of America Inc. Class A	2,604,511	77,614
	Lamar Advertising Co. Class A	1,087,113	74,500
	Bank of the Ozarks	1,501,975	72,170
	DCT Industrial Trust Inc.	1,207,688	69,949
	American Homes 4 Rent Class A	3,179,136	69,019
	Hudson Pacific Properties Inc.	2,029,277	68,042
	CyrusOne Inc.	1,127,604	66,450
*	Western Alliance Bancorp	1,231,356	65,360
	Pinnacle Financial Partners Inc.	958,023	64,140
*	SVB Financial Group	342,685	64,113
	Medical Properties Trust Inc.	4,724,279	62,030
	CubeSmart	2,343,279	60,832
	Gramercy Property Trust	1,971,130	59,627
*	Liberty Ventures Class A	1,004,403	57,803
*	Howard Hughes Corp.	475,412	56,065
*	Zillow Group Inc.	1,382,893	55,606
*	Texas Capital Bancshares Inc.	644,968	55,338
	STORE Capital Corp.	2,224,242	55,317
	Healthcare Realty Trust Inc.	1,607,875	51,999
	Spirit Realty Capital Inc.	5,964,627	51,117
	Home BancShares Inc.	2,003,529	50,529
	CoreSite Realty Corp.	445,465	49,848
	Life Storage Inc.	605,896	49,568
*	JBG SMITH Properties	1,380,085	47,213
	Forest City Realty Trust Inc. Class A	1,734,189	44,239
*	Essent Group Ltd.	1,087,687	44,051
	Corporate Office Properties Trust	1,289,535	42,335
	Paramount Group Inc.	2,635,937	42,175
*,^ Credit Acceptance Corp.		150,463	42,155
	Physicians Realty Trust	2,330,440	41,319
^	Omega Healthcare Investors Inc.	1,280,770	40,869
	PacWest Bancorp	780,658	39,431
	FirstCash Inc.	588,718	37,178
	Ryman Hospitality Properties Inc.	564,566	35,280
	Education Realty Trust Inc.	950,067	34,136
*	HealthEquity Inc.	662,004	33,484
	PS Business Parks Inc.	246,857	32,955
	STAG Industrial Inc.	1,198,823	32,932
	Evercore Partners Inc. Class A	408,536	32,785
^	Pebblebrook Hotel Trust	895,697	32,370
*	Blackhawk Network Holdings Inc.	735,402	32,211
	Uniti Group Inc.	2,168,532	31,791
	Urban Edge Properties	1,257,445	30,330
	Starwood Waypoint Homes	833,440	30,312
*	LendingClub Corp.	4,808,339	29,283
	Financial Engines Inc.	821,395	28,543
	Alexander & Baldwin Inc.	608,110	28,174
	QTS Realty Trust Inc. Class A	537,300	28,133

*	Zillow Group Inc. Class A	689,191	27,671
	Sterling Bancorp	1,101,401	27,150
	Retail Opportunity Investments Corp.	1,427,931	27,145
*	Eagle Bancorp Inc.	399,403	26,780
	Rexford Industrial Realty Inc.	924,312	26,454
*	FCB Financial Holdings Inc. Class A	534,307	25,807
	Cousins Properties Inc.	2,735,903	25,553
	Sabra Health Care REIT Inc.	1,142,248	25,061
	Hilltop Holdings Inc.	937,423	24,373
	Towne Bank	726,360	24,333
	Kennedy-Wilson Holdings Inc.	1,261,019	23,392
	Investors Bancorp Inc.	1,697,176	23,149
*	LendingTree Inc.	93,485	22,852
	ServisFirst Bancshares Inc.	583,986	22,688
	LegacyTexas Financial Group Inc.	562,231	22,444
	Kite Realty Group Trust	1,085,805	21,988
*,^ BofI Holding Inc.		742,915	21,151
	Simmons First National Corp. Class A	355,237	20,568
	HFF Inc. Class A	475,838	18,824
	CareTrust REIT Inc.	985,980	18,773
	DDR Corp.	2,030,407	18,599
	Moelis & Co. Class A	430,662	18,540
	Capital Bank Financial Corp.	414,534	17,017
	Kearny Financial Corp.	1,010,744	15,515
*,^ Black Knight Financial Services Inc. Class A		357,885	15,407
	WisdomTree Investments Inc.	1,511,663	15,389
*	Third Point Reinsurance Ltd.	836,808	13,054
	Parkway Inc.	543,204	12,510
	TFS Financial Corp.	733,966	11,839
	National Bank Holdings Corp. Class A	330,945	11,811
	Terreno Realty Corp.	323,136	11,691
	InfraREIT Inc.	512,299	11,460
	Alexander's Inc.	26,485	11,232
*	St. Joe Co.	593,479	11,187
	Ameris Bancorp	229,709	11,026
	Cohen & Steers Inc.	270,390	10,678
	American Assets Trust Inc.	260,648	10,366
	New Senior Investment Group Inc.	1,063,418	9,730
	Astoria Financial Corp.	328,098	7,054
	Altisource Residential Corp.	585,270	6,502
*	Marcus & Millichap Inc.	222,317	6,000
	Houlihan Lokey Inc. Class A	144,425	5,651
*	PennyMac Financial Services Inc. Class A	274,783	4,891
	Northfield Bancorp Inc.	268,314	4,655
	RMR Group Inc. Class A	88,228	4,531
	Investment Technology Group Inc.	204,130	4,519
	Urstadt Biddle Properties Inc. Class A	191,858	4,163
	NewStar Financial Inc.	327,390	3,844
*,^ Redfin Corp.		102,747	2,578
	Hamilton Lane Inc. Class A	87,182	2,341
*	On Deck Capital Inc.	302,545	1,413
	Urstadt Biddle Properties Inc.	15,433	276
	WP Carey Inc.	190	13
	Park Hotels & Resorts Inc.	249	7
	Tanger Factory Outlet Centers Inc.	170	4
	NRG Yield Inc.	114	2
	Ramco-Gershenson Properties Trust	150	2

	NRG Yield Inc. Class A	65	1
*	TPG RE Finance Trust Inc.	29	1
*	Ocwen Financial Corp.	153	1
*	Tejon Ranch Co.	22	—
			3,927,545
Health Care (16.3%)
*	Alnylam Pharmaceuticals Inc.	1,073,502	126,126
	West Pharmaceutical Services Inc.	962,141	92,616
*	Exelixis Inc.	3,821,347	92,591
*	ABIOMED Inc.	544,732	91,842
*	Ionis Pharmaceuticals Inc.	1,616,946	81,979
*	Bluebird Bio Inc.	592,831	81,425
*	Bioverativ Inc.	1,406,766	80,284
*	Exact Sciences Corp.	1,548,580	72,969
*	Neurocrine Biosciences Inc.	1,147,330	70,308
*	Catalent Inc.	1,712,828	68,376
*	Bio-Rad Laboratories Inc. Class A	271,083	60,240
	Bio-Techne Corp.	484,482	58,569
*	PAREXEL International Corp.	664,628	58,540
*	DexCom Inc.	1,125,580	55,069
*	INC Research Holdings Inc. Class A	1,009,606	52,802
*	Masimo Corp.	607,794	52,611
*,^ Acadia Healthcare Co. Inc.		1,085,824	51,859
*	PRA Health Sciences Inc.	650,934	49,582
*	Puma Biotechnology Inc.	410,717	49,183
	STERIS plc	553,910	48,966
*	Nektar Therapeutics Class A	2,033,201	48,797
	Healthcare Services Group Inc.	901,809	48,671
*,^ ACADIA Pharmaceuticals Inc.		1,273,798	47,984
*	FibroGen Inc.	871,721	46,899
	Cantel Medical Corp.	461,278	43,439
*	Insulet Corp.	755,032	41,587
*	Integra LifeSciences Holdings Corp.	812,294	41,005
	Bruker Corp.	1,334,783	39,710
*	Akorn Inc.	1,135,636	37,692
*	NuVasive Inc.	659,720	36,588
*	Neogen Corp.	471,346	36,510
*	ICU Medical Inc.	194,059	36,066
*,^ Sarepta Therapeutics Inc.		793,710	36,003
*	Agios Pharmaceuticals Inc.	534,980	35,710
*	Wright Medical Group NV	1,363,014	35,261
*	Spark Therapeutics Inc.	395,300	35,245
*,^ Penumbra Inc.		372,535	33,640
*,^ Ligand Pharmaceuticals Inc.		245,871	33,475
*	Seattle Genetics Inc.	603,698	32,847
*,^ Amicus Therapeutics Inc.		2,136,858	32,224
*	TESARO Inc.	246,281	31,795
*,^ Medicines Co.		848,991	31,447
*,^ OPKO Health Inc.		4,369,513	29,975
*	Nevro Corp.	325,917	29,619
*,^ Ironwood Pharmaceuticals Inc. Class A		1,757,211	27,711
*,^ Halozyme Therapeutics Inc.		1,569,167	27,256
*	Horizon Pharma plc	2,121,464	26,900
*	Globus Medical Inc.	895,475	26,613
*	Ultragenyx Pharmaceutical Inc.	497,242	26,483
*	MEDNAX Inc.	607,694	26,204
*	Merit Medical Systems Inc.	617,942	26,170

*	Supernus Pharmaceuticals Inc.	625,349	25,014
*	Clovis Oncology Inc.	301,524	24,846
*,^ Juno Therapeutics Inc.		547,690	24,569
*	Avexis Inc.	248,879	24,074
*	NxStage Medical Inc.	857,126	23,657
*	Portola Pharmaceuticals Inc.	421,863	22,793
*	HMS Holdings Corp.	1,093,418	21,715
*	Amedisys Inc.	374,821	20,975
*	Inogen Inc.	215,559	20,500
*	Tivity Health Inc.	485,297	19,800
*,^ Radius Health Inc.		507,635	19,569
*	Molina Healthcare Inc.	278,077	19,121
*	Pacira Pharmaceuticals Inc.	497,033	18,664
*,^ Teladoc Inc.		551,763	18,291
*,^ Theravance Biopharma Inc.		523,615	17,929
*	Momenta Pharmaceuticals Inc.	941,498	17,418
*	Emergent BioSolutions Inc.	428,129	17,318
*,^ Novocure Ltd.		866,898	17,208
*	Varex Imaging Corp.	488,562	16,533
*	Quidel Corp.	368,393	16,158
*	Array BioPharma Inc.	1,259,904	15,497
*	Haemonetics Corp.	342,246	15,357
*	Insmed Inc.	485,027	15,138
*,^ Intrexon Corp.		782,808	14,881
*	Acorda Therapeutics Inc.	605,804	14,327
*	Innoviva Inc.	993,165	14,023
*	Spectrum Pharmaceuticals Inc.	986,308	13,877
*,^ Intercept Pharmaceuticals Inc.		228,170	13,243
*	Arena Pharmaceuticals Inc.	508,909	12,977
*,^ Epizyme Inc.		666,531	12,697
	Abaxis Inc.	279,139	12,464
*	Omnicell Inc.	231,190	11,802
*	Orthofix International NV	224,216	10,594
	Luminex Corp.	516,226	10,495
*	Alder Biopharmaceuticals Inc.	835,854	10,239
*	Repligen Corp.	253,598	9,718
*,^ Glaukos Corp.		289,654	9,559
*,^ Editas Medicine Inc.		380,860	9,144
*	Acceleron Pharma Inc.	243,411	9,084
*,^ Keryx Biopharmaceuticals Inc.		1,164,205	8,266
*	Genomic Health Inc.	247,446	7,940
*	Global Blood Therapeutics Inc.	253,628	7,875
*	MiMedx Group Inc.	660,112	7,842
	Meridian Bioscience Inc.	546,393	7,813
*	Natus Medical Inc.	205,672	7,713
*	HealthStream Inc.	329,551	7,702
*	Five Prime Therapeutics Inc.	177,123	7,246
	Ensign Group Inc.	315,506	7,127
*	Achillion Pharmaceuticals Inc.	1,524,780	6,846
	Analogic Corp.	80,482	6,740
*,^ Lexicon Pharmaceuticals Inc.		547,902	6,734
*	CorVel Corp.	121,021	6,584
*,^ TherapeuticsMD Inc.		1,124,662	5,949
*	Natera Inc.	411,555	5,305
*,^ ZIOPHARM Oncology Inc.		829,379	5,092
*	Aduro Biotech Inc.	433,389	4,616
*,^ Endologix Inc.		1,034,661	4,615

*,^ Seres Therapeutics Inc.		262,923	4,217
*	AMAG Pharmaceuticals Inc.	227,245	4,193
*	Accuray Inc.	1,028,435	4,114
*,^ Intellia Therapeutics Inc.		164,157	4,079
*,^ Insys Therapeutics Inc.		376,537	3,344
*	Medpace Holdings Inc.	101,934	3,252
*	Surgery Partners Inc.	255,320	2,643
*	Depomed Inc.	363,819	2,106
*	Celldex Therapeutics Inc.	414,114	1,184
*	Wright Medical Group Inc. CVR	165,303	259
*	Align Technology Inc.	131	24
*	Merrimack Pharmaceuticals Inc.	435	6
*	Lannett Co. Inc.	61	1
*	Novavax Inc.	513	1
			3,278,159
Industrials (20.7%)
*	CoStar Group Inc.	463,681	124,382
	Cognex Corp.	1,069,205	117,912
	AO Smith Corp.	1,899,410	112,882
*	XPO Logistics Inc.	1,531,977	103,837
	Jack Henry & Associates Inc.	1,006,657	103,474
*	Berry Global Group Inc.	1,691,538	95,826
*	TransUnion	2,010,126	94,999
*	HD Supply Holdings Inc.	2,622,964	94,610
	Old Dominion Freight Line Inc.	856,531	94,313
	Lennox International Inc.	520,805	93,208
	Graco Inc.	727,638	90,002
*	IPG Photonics Corp.	454,812	84,168
	Toro Co.	1,332,433	82,691
	Nordson Corp.	636,808	75,462
*	Coherent Inc.	320,290	75,323
*	Zebra Technologies Corp.	689,127	74,825
*	Knight-Swift Transportation Holdings Inc.	1,726,847	71,751
	Universal Display Corp.	550,481	70,929
	Hexcel Corp.	1,164,076	66,841
*	Teledyne Technologies Inc.	412,345	65,637
	National Instruments Corp.	1,521,835	64,176
	Eagle Materials Inc.	599,315	63,947
	Watsco Inc.	394,860	63,600
*	WEX Inc.	557,976	62,616
*	Euronet Worldwide Inc.	646,923	61,322
	Broadridge Financial Solutions Inc.	757,006	61,181
	Littelfuse Inc.	295,329	57,849
	Woodward Inc.	717,184	55,661
	Landstar System Inc.	545,304	54,340
	MAXIMUS Inc.	841,748	54,293
	Air Lease Corp. Class A	1,271,368	54,186
	Genpact Ltd.	1,880,546	54,066
*	Keysight Technologies Inc.	1,205,180	50,208
	HEICO Corp. Class A	635,199	48,402
*	Summit Materials Inc. Class A	1,383,799	44,323
	John Bean Technologies Corp.	410,439	41,495
*	Itron Inc.	502,175	38,893
*	Clean Harbors Inc.	667,393	37,841
*	RBC Bearings Inc.	299,181	37,443
*	USG Corp.	1,117,302	36,480
	Packaging Corp. of America	306,439	35,142

*	On Assignment Inc.	652,258	35,013
	FLIR Systems Inc.	890,890	34,665
*	Trex Co. Inc.	382,261	34,430
*	Rogers Corp.	235,994	31,453
*	WageWorks Inc.	515,834	31,311
*	II-VI Inc.	739,592	30,434
*	TopBuild Corp.	461,994	30,108
*	Cimpress NV	305,407	29,826
*	AMN Healthcare Services Inc.	623,859	28,510
*	Advisory Board Co.	528,376	28,334
*	Masonite International Corp.	383,516	26,539
	Mueller Water Products Inc. Class A	2,062,127	26,395
*	MACOM Technology Solutions Holdings Inc.	583,921	26,049
	HEICO Corp.	288,846	25,941
	Simpson Manufacturing Co. Inc.	521,511	25,575
*	Louisiana-Pacific Corp.	940,081	25,457
*	Proto Labs Inc.	310,298	24,917
	Exponent Inc.	334,702	24,734
*	ExlService Holdings Inc.	416,725	24,303
	Franklin Electric Co. Inc.	514,317	23,067
	Covanta Holding Corp.	1,534,182	22,783
	Forward Air Corp.	392,763	22,478
	EnPro Industries Inc.	276,381	22,257
	Albany International Corp.	375,791	21,570
*	OSI Systems Inc.	230,146	21,028
*,^ Ambarella Inc.		413,912	20,286
	Methode Electronics Inc.	453,447	19,203
*	TriNet Group Inc.	540,481	18,171
	Apogee Enterprises Inc.	375,794	18,136
*	Air Transport Services Group Inc.	729,080	17,746
	AAON Inc.	511,732	17,642
	Badger Meter Inc.	358,366	17,560
*	Gardner Denver Holdings Inc.	633,627	17,437
*	Imperva Inc.	395,409	17,161
	AZZ Inc.	338,003	16,461
*	Paylocity Holding Corp.	335,418	16,375
	Cubic Corp.	316,523	16,143
	Sun Hydraulics Corp.	298,615	16,125
	Tennant Co.	231,006	15,293
	Raven Industries Inc.	468,751	15,188
*	Aerovironment Inc.	278,703	15,083
	Heartland Express Inc.	595,404	14,933
	Primoris Services Corp.	501,689	14,760
*	DigitalGlobe Inc.	404,735	14,267
*	Armstrong World Industries Inc.	275,274	14,108
	Schneider National Inc. Class B	546,808	13,834
*,^ Evolent Health Inc. Class A		775,394	13,802
*	Cardtronics plc Class A	592,825	13,641
*	Veeco Instruments Inc.	628,016	13,440
*,^ Inovalon Holdings Inc. Class A		782,483	13,341
*	Builders FirstSource Inc.	733,253	13,191
*	Advanced Disposal Services Inc.	516,825	13,019
*	Continental Building Products Inc.	499,002	12,974
	Lindsay Corp.	138,425	12,721
*	JELD-WEN Holding Inc.	342,806	12,176
*	Aerojet Rocketdyne Holdings Inc.	343,543	12,027
*,^ American Outdoor Brands Corp.		703,837	10,734

	Insperity Inc.	121,643	10,705
	Quanex Building Products Corp.	445,281	10,219
*	Floor & Decor Holdings Inc. Class A	245,329	9,551
	Advanced Drainage Systems Inc.	431,444	8,737
	Comfort Systems USA Inc.	241,822	8,633
*	FARO Technologies Inc.	216,033	8,263
*	Thermon Group Holdings Inc.	418,427	7,528
*,^ Axon Enterprise Inc.		324,049	7,346
	Gorman-Rupp Co.	222,044	7,232
*	InnerWorkings Inc.	598,791	6,736
	REV Group Inc.	209,585	6,028
	Griffon Corp.	232,340	5,158
*	Bazaarvoice Inc.	984,746	4,875
*	Ply Gem Holdings Inc.	264,439	4,509
*	Mistras Group Inc.	218,345	4,476
*	Astronics Corp.	107,073	3,185
*	Team Inc.	183,025	2,443
*	Armstrong Flooring Inc.	144,612	2,278
*	Astronics Corp. Class B	33,227	989
*	Genesee & Wyoming Inc. Class A	105	8
	Mueller Industries Inc.	108	4
*	Hub Group Inc. Class A	53	2
			4,153,596
Oil & Gas (4.9%)
*	Diamondback Energy Inc.	1,276,112	125,008
*	Parsley Energy Inc. Class A	3,059,806	80,595
*	Newfield Exploration Co.	2,592,677	76,925
*	Energen Corp.	1,264,195	69,126
*	Rice Energy Inc.	2,224,820	64,386
	Patterson-UTI Energy Inc.	2,775,837	58,126
*	RSP Permian Inc.	1,650,852	57,103
	Core Laboratories NV	574,036	56,657
*	PDC Energy Inc.	857,139	42,026
*	Southwestern Energy Co.	6,612,490	40,402
*,^ Matador Resources Co.		1,111,637	30,181
*	Callon Petroleum Co.	2,621,076	29,461
*	Gulfport Energy Corp.	2,018,557	28,946
*	Laredo Petroleum Inc.	2,047,113	26,469
	SM Energy Co.	1,449,581	25,716
	Pattern Energy Group Inc. Class A	1,025,694	24,719
*	Ultra Petroleum Corp.	2,549,380	22,103
^	RPC Inc.	846,372	20,982
*	Extraction Oil & Gas Inc.	1,336,652	20,571
*	Carrizo Oil & Gas Inc.	1,004,828	17,213
*,^ Centennial Resource Development Inc. Class A		750,594	13,488
*	QEP Resources Inc.	1,566,320	13,423
*	Newpark Resources Inc.	1,054,108	10,541
*	SEACOR Holdings Inc.	207,183	9,553
*,^ Keane Group Inc.		435,839	7,270
*,^ Jagged Peak Energy Inc.		414,544	5,663
*,^ WildHorse Resource Development Corp.		326,578	4,350
*,^ Tellurian Inc.		400,813	4,281
*,^ Sanchez Energy Corp.		453,703	2,187
*	SEACOR Marine Holdings Inc.	113,855	1,781
*	Eclipse Resources Corp.	511,605	1,279
*	NextDecade Corp.	101,556	1,025
*	Flotek Industries Inc.	94	—

*	Cobalt International Energy Inc.	44	—
			991,556
Other (0.0%)2
*,3 Clinical Data CVR		132,154	—
*,3 Media General Inc. CVR		1,362,047	53
*,3 Dyax Corp. CVR Exp. 12/31/2019		1,798,309	3,597
			3,650
Technology (16.1%)
*	IAC/InterActiveCorp	961,616	113,067
	SS&C Technologies Holdings Inc.	2,264,794	90,932
*	PTC Inc.	1,503,361	84,609
*	Tyler Technologies Inc.	460,059	80,198
*	Guidewire Software Inc.	967,156	75,303
*	Cadence Design Systems Inc.	1,821,626	71,900
*	Veeva Systems Inc. Class A	1,273,088	71,815
*	Ultimate Software Group Inc.	368,492	69,866
*	Fortinet Inc.	1,941,071	69,568
	MKS Instruments Inc.	705,639	66,648
*	athenahealth Inc.	519,195	64,567
*	Tableau Software Inc. Class A	815,593	61,080
*	GoDaddy Inc. Class A	1,381,729	60,119
*	Aspen Technology Inc.	949,251	59,622
*	EPAM Systems Inc.	648,794	57,048
*	Medidata Solutions Inc.	722,686	56,413
*	Cavium Inc.	849,894	56,042
	Fair Isaac Corp.	398,301	55,961
	Blackbaud Inc.	624,890	54,865
*	Entegris Inc.	1,841,100	53,116
	Monolithic Power Systems Inc.	484,158	51,587
*	Proofpoint Inc.	548,933	47,878
*,^ Paycom Software Inc.		619,680	46,451
*,^ ViaSat Inc.		716,873	46,109
*	Square Inc.	1,554,172	44,776
*	Cirrus Logic Inc.	830,064	44,259
*	Silicon Laboratories Inc.	552,241	44,124
	j2 Global Inc.	597,172	44,119
*	Integrated Device Technology Inc.	1,648,507	43,817
*	Advanced Energy Industries Inc.	519,336	41,942
*	Lumentum Holdings Inc.	754,460	41,005
*	Ciena Corp.	1,852,910	40,708
*	Manhattan Associates Inc.	896,488	37,267
*	HubSpot Inc.	432,421	36,345
*	Zendesk Inc.	1,240,203	36,102
*	NetScout Systems Inc.	1,106,617	35,799
*,^ FireEye Inc.		2,129,227	35,707
*,^ 2U Inc.		635,374	35,606
*	ACI Worldwide Inc.	1,537,375	35,021
*	Ellie Mae Inc.	424,767	34,886
*	Allscripts Healthcare Solutions Inc.	2,350,637	33,450
	InterDigital Inc.	451,599	33,305
*	Dycom Industries Inc.	383,412	32,927
*	Finisar Corp.	1,478,593	32,780
*	CommVault Systems Inc.	532,778	32,393
*	RingCentral Inc. Class A	747,959	31,227
*	Mercury Systems Inc.	593,987	30,816
*	RealPage Inc.	752,382	30,020
	Pegasystems Inc.	504,555	29,088

*	Envestnet Inc.	542,284	27,657
*	Cornerstone OnDemand Inc.	674,213	27,380
	Power Integrations Inc.	367,655	26,912
	Cogent Communications Holdings Inc.	538,335	26,325
	Brooks Automation Inc.	861,864	26,166
*	Electronics For Imaging Inc.	603,484	25,757
*	New Relic Inc.	495,219	24,662
*,^ Twilio Inc. Class A		782,180	23,348
*,^ BroadSoft Inc.		402,781	20,260
*	Nutanix Inc.	886,196	19,842
*,^ Inphi Corp.		494,193	19,615
*,^ Pure Storage Inc. Class A		1,219,968	19,507
*	Gigamon Inc.	461,657	19,459
*	Box Inc.	991,207	19,150
*	Rambus Inc.	1,421,470	18,977
*,^ 3D Systems Corp.		1,403,993	18,799
*	MaxLinear Inc.	779,099	18,504
*,^ Ubiquiti Networks Inc.		312,779	17,522
*	Infinera Corp.	1,920,680	17,036
	Xperi Corp.	642,375	16,252
*	Bottomline Technologies de Inc.	499,079	15,886
*	MicroStrategy Inc. Class A	122,772	15,679
*	Diodes Inc.	477,158	14,281
	NIC Inc.	814,816	13,974
*,^ Acacia Communications Inc.		280,695	13,221
*	CEVA Inc.	283,256	12,123
*,^ Match Group Inc.		510,647	11,842
*	Barracuda Networks Inc.	480,518	11,643
*	Super Micro Computer Inc.	508,073	11,228
	Monotype Imaging Holdings Inc.	540,395	10,403
*	Cray Inc.	524,743	10,206
	Plantronics Inc.	218,477	9,661
*	Hortonworks Inc.	568,245	9,632
*	LivePerson Inc.	687,983	9,322
*,^ Gogo Inc.		733,197	8,659
*	Synaptics Inc.	220,177	8,627
*	Loral Space & Communications Inc.	166,527	8,243
*,^ Benefitfocus Inc.		242,794	8,170
*	Lattice Semiconductor Corp.	1,520,816	7,923
*	FormFactor Inc.	469,052	7,904
*	CommerceHub Inc.	352,682	7,530
*	Coupa Software Inc.	241,536	7,524
*,^ Shutterstock Inc.		225,264	7,499
	ADTRAN Inc.	308,644	7,407
*	Blackline Inc.	203,698	6,950
*	Endurance International Group Holdings Inc.	840,775	6,894
*	Alarm.com Holdings Inc.	150,747	6,811
*	Virtusa Corp.	170,050	6,425
*	Actua Corp.	380,614	5,823
	Forrester Research Inc.	125,897	5,269
*	Rapid7 Inc.	252,983	4,453
*	WideOpenWest Inc.	286,439	4,320
*	CommerceHub Inc. Class A	180,271	4,069
*	Castlight Health Inc. Class B	657,610	2,828
*,^ Cision Ltd.		190,542	2,481
*	Synchronoss Technologies Inc.	225,507	2,104
*	MobileIron Inc.	388,704	1,438

* Calix Inc.			276,193	1,395
*,^ SecureWorks Corp. Class A			104,370	1,289
* Arista Networks Inc.			86	16
Syntel Inc.			59	1
* Appian Corp.			8	—
* Harmonic Inc.			66	—
				3,226,536
Telecommunications (0.4%)
Shenandoah Telecommunications Co.			605,648	22,530
* Straight Path Communications Inc. Class B			92,923	16,788
Cincinnati Bell Inc.			547,288	10,864
*,^ Globalstar Inc.			5,994,385	9,771
ATN International Inc.			135,662	7,149
^ Windstream Holdings Inc.			2,485,555	4,400
				71,502
Utilities (0.2%)
Ormat Technologies Inc.			485,391	29,633
* TerraForm Power Inc. Class A			568,180	7,511
* Dynegy Inc.			724,082	7,089
*,^ Sunrun Inc.			961,485	5,336
*,^ Vivint Solar Inc.			369,602	1,257
				50,826
Total Common Stocks (Cost $14,961,957)				20,091,323
	Coupon
Temporary Cash Investments (1.6%)1
Money Market Fund (1.6%)
4,5 Vanguard Market Liquidity Fund	1.223%		3,166,165	316,680

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Cash Management Bill	1.048%	1/2/18	7,000	6,981
Total Temporary Cash Investments (Cost $323,612)				323,661
Total Investments (101.7%) (Cost $15,285,569)				20,414,984
Other Assets and Liabilities-Net (-1.7%)5				(348,846)
Net Assets (100%)				20,066,138

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $301,070,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 1.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $317,124,000 of collateral received for securities on loan, of which $316,593,000 is held in Vanguard
Market Liquidity Fund and $531,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	425	31,724	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,087,673	—	3,650
Temporary Cash Investments	316,680	6,981	—
Total	20,404,353	6,981	3,650

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Small-Cap Growth Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $15,285,569,000. Net unrealized appreciation of investment securities for tax purposes was $5,129,415,000, consisting of unrealized gains of $5,959,565,000 on securities that had risen in value since their purchase and $830,150,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (4.4%)
Newmont Mining Corp.	13,042,021	489,206
* Freeport-McMoRan Inc.	31,860,337	447,319
Albemarle Corp.	2,703,591	368,527
Celanese Corp. Class A	3,365,977	350,970
FMC Corp.	3,284,439	293,333
Eastman Chemical Co.	3,183,136	288,042
International Flavors & Fragrances Inc.	1,927,990	275,529
Arconic Inc.	10,766,660	267,875
Avery Dennison Corp.	2,162,147	212,626
CF Industries Holdings Inc.	5,706,090	200,626
Mosaic Co.	8,588,036	185,416
* Axalta Coating Systems Ltd.	5,353,855	154,833
Reliance Steel & Aluminum Co.	1,694,396	129,062
* Alcoa Corp.	2,254,846	105,121
Westlake Chemical Corp.	947,169	78,700
WR Grace & Co.	834,623	60,218
		3,907,403
Consumer Goods (11.3%)
Newell Brands Inc.	11,985,310	511,413
Clorox Co.	3,157,724	416,535
Dr Pepper Snapple Group Inc.	4,446,287	393,363
* Mohawk Industries Inc.	1,545,972	382,644
Molson Coors Brewing Co. Class B	4,287,702	350,048
DR Horton Inc.	8,679,467	346,571
Conagra Brands Inc.	10,173,610	343,258
Whirlpool Corp.	1,786,326	329,470
Genuine Parts Co.	3,405,363	325,723
Delphi Automotive plc	3,266,182	321,392
McCormick & Co. Inc.	2,923,451	300,063
Church & Dwight Co. Inc.	6,091,357	295,126
Lear Corp.	1,660,202	287,348
Coach Inc.	6,898,555	277,874
JM Smucker Co.	2,630,175	275,984
Lennar Corp. Class A	5,102,925	269,434
Hasbro Inc.	2,748,090	268,406
BorgWarner Inc.	5,163,418	264,522
* LKQ Corp.	7,178,084	258,339
Tyson Foods Inc. Class A	3,538,394	249,280
* NVR Inc.	87,008	248,408
PVH Corp.	1,904,368	240,065
Bunge Ltd.	3,439,712	238,922
Hanesbrands Inc.	8,916,294	219,698
Snap-on Inc.	1,408,716	209,913
Hormel Foods Corp.	6,465,560	207,803
Harley-Davidson Inc.	4,173,356	201,198
Leucadia National Corp.	7,896,602	199,389
* WABCO Holdings Inc.	1,312,000	194,176
Coty Inc. Class A	10,989,462	181,656

	PulteGroup Inc.	6,641,641	181,516
*	Michael Kors Holdings Ltd.	3,523,537	168,601
	Lamb Weston Holdings Inc.	3,576,007	167,679
^	Polaris Industries Inc.	1,453,859	152,117
*	Lululemon Athletica Inc.	2,328,878	144,973
	Mattel Inc.	8,384,332	129,789
	Ralph Lauren Corp. Class A	1,354,865	119,621
	Ingredion Inc.	877,500	105,862
	Goodyear Tire & Rubber Co.	3,079,452	102,392
*,^ Under Armour Inc. Class A		4,524,412	74,562
*,^ Under Armour Inc.		4,607,918	69,211
*	Pilgrim's Pride Corp.	1,209,085	34,350
	Lennar Corp. Class B	83,638	3,770
*	Electronic Arts Inc.	120	14
			10,062,478
Consumer Services (10.5%)
	Royal Caribbean Cruises Ltd.	4,208,535	498,880
*	Dollar Tree Inc.	5,510,638	478,434
	Expedia Inc.	3,056,609	439,968
	MGM Resorts International	12,664,903	412,749
	Nielsen Holdings plc	8,726,359	361,708
	Best Buy Co. Inc.	6,343,704	361,337
*	CarMax Inc.	4,485,113	340,016
*	Ulta Beauty Inc.	1,438,668	325,225
	Ross Stores Inc.	4,750,503	306,740
	Wynn Resorts Ltd.	2,003,087	298,300
	Tiffany & Co.	2,887,647	265,028
	Wyndham Worldwide Corp.	2,388,657	251,788
	Aramark	5,996,058	243,500
*	Liberty Interactive Corp. QVC Group Class A	10,322,424	243,300
	Darden Restaurants Inc.	3,060,146	241,078
*	Norwegian Cruise Line Holdings Ltd.	4,455,957	240,845
	Viacom Inc. Class B	8,622,288	240,045
	Alaska Air Group Inc.	3,021,630	230,460
*	Chipotle Mexican Grill Inc. Class A	697,502	214,712
*	AutoZone Inc.	342,852	204,035
	Gap Inc.	6,777,188	200,130
	Interpublic Group of Cos. Inc.	9,622,817	200,058
	Tractor Supply Co.	3,099,473	196,166
*	United Continental Holdings Inc.	3,162,790	192,551
	Kohl's Corp.	4,170,609	190,388
	Scripps Networks Interactive Inc. Class A	2,113,327	181,514
	FactSet Research Systems Inc.	959,677	172,847
*	Liberty Media Corp-Liberty SiriusXM Class C	4,069,855	170,405
	Advance Auto Parts Inc.	1,716,604	170,287
	AmerisourceBergen Corp. Class A	2,010,053	166,332
	Macy's Inc.	7,449,417	162,546
	News Corp. Class A	11,934,293	158,249
	Nordstrom Inc.	2,843,584	134,075
	L Brands Inc.	2,982,269	124,092
	Domino's Pizza Inc.	590,246	117,193
*,^ TripAdvisor Inc.		2,619,166	106,155
*	Discovery Communications Inc.	5,009,677	101,496
*	Liberty Media Corp-Liberty SiriusXM Class A	2,041,165	85,525
*	Discovery Communications Inc. Class A	3,833,088	81,606
	H&R Block Inc.	2,567,167	67,979
*	Hyatt Hotels Corp. Class A	1,047,935	64,752

Foot Locker Inc.	1,606,226	56,571
Bed Bath & Beyond Inc.	1,681,917	39,475
^ Viacom Inc. Class A	247,338	9,077
News Corp. Class B	356,118	4,861
Signet Jewelers Ltd.	28	2
* AutoNation Inc.	31	1
		9,352,481
Financials (22.9%)
Digital Realty Trust Inc.	5,011,451	593,005
Moody's Corp.	3,969,745	552,628
M&T Bank Corp.	3,347,262	539,043
KeyCorp	26,609,728	500,795
Hartford Financial Services Group Inc.	8,909,332	493,844
Willis Towers Watson plc	3,120,062	481,207
Citizens Financial Group Inc.	12,222,459	462,865
Principal Financial Group Inc.	7,068,010	454,756
Regions Financial Corp.	29,174,287	444,324
* SBA Communications Corp. Class A	2,938,145	423,240
Essex Property Trust Inc.	1,610,950	409,230
First Republic Bank	3,862,859	403,514
Lincoln National Corp.	5,417,974	398,113
Realty Income Corp.	6,690,911	382,653
Huntington Bancshares Inc.	26,609,610	371,470
* IHS Markit Ltd.	8,303,480	366,017
Invesco Ltd.	9,933,361	348,065
* Markel Corp.	323,447	345,435
Host Hotels & Resorts Inc.	18,066,475	334,049
Comerica Inc.	4,294,264	327,481
Annaly Capital Management Inc.	26,560,487	323,772
Equifax Inc.	2,946,861	312,338
FNF Group	6,346,286	301,195
AvalonBay Communities Inc.	1,685,423	300,713
* Arch Capital Group Ltd.	3,041,001	299,539
Mid-America Apartment Communities Inc.	2,773,408	296,422
* E*TRADE Financial Corp.	6,706,413	292,467
Cincinnati Financial Corp.	3,803,158	291,208
Unum Group	5,509,437	281,697
* CBRE Group Inc. Class A	7,424,474	281,239
Alexandria Real Estate Equities Inc.	2,285,577	271,915
Arthur J Gallagher & Co.	4,398,133	270,705
Raymond James Financial Inc.	3,174,680	267,721
Ally Financial Inc.	11,005,487	266,993
Affiliated Managers Group Inc.	1,369,005	259,878
MSCI Inc. Class A	2,203,188	257,553
Duke Realty Corp.	8,702,415	250,804
* Liberty Broadband Corp.	2,625,040	250,166
XL Group Ltd.	6,310,182	248,937
UDR Inc.	6,545,761	248,935
SL Green Realty Corp.	2,421,157	245,312
Iron Mountain Inc.	6,144,635	239,026
Extra Space Storage Inc.	2,928,319	234,031
Zions Bancorporation	4,945,718	233,339
Nasdaq Inc.	2,856,411	221,572
Reinsurance Group of America Inc. Class A	1,577,756	220,144
Federal Realty Investment Trust	1,767,674	219,563
Regency Centers Corp.	3,537,239	219,450
Western Union Co.	11,351,205	217,943

Torchmark Corp.	2,703,229	216,502
SEI Investments Co.	3,481,276	212,567
Camden Property Trust	2,293,152	209,709
AGNC Investment Corp.	9,638,736	208,968
* Alleghany Corp.	358,363	198,537
VEREIT Inc.	23,834,225	197,586
Kimco Realty Corp.	9,892,129	193,391
Macerich Co.	3,459,577	190,173
Voya Financial Inc.	4,396,649	175,382
Everest Re Group Ltd.	753,403	172,070
^ CIT Group Inc.	3,313,037	162,504
Vornado Realty Trust	2,085,644	160,344
HCP Inc.	5,727,484	159,396
People's United Financial Inc.	8,429,320	152,908
* Athene Holding Ltd. Class A	2,777,513	149,541
WR Berkley Corp.	2,225,222	148,511
CBOE Holdings Inc.	1,379,364	148,461
New York Community Bancorp Inc.	11,366,165	146,510
Lazard Ltd. Class A	3,174,659	143,558
Brixmor Property Group Inc.	7,460,057	140,249
Jones Lang LaSalle Inc.	1,109,021	136,964
* SVB Financial Group	644,539	120,587
Axis Capital Holdings Ltd.	2,034,305	116,586
* Brighthouse Financial Inc.	1,904,506	115,794
Assurant Inc.	659,138	62,961
* Liberty Broadband Corp. Class A	602,230	56,718
Invitation Homes Inc.	2,285,388	51,764
Equinix Inc.	32	14
		20,404,566
Health Care (8.4%)
CR Bard Inc.	1,776,843	569,478
* Edwards Lifesciences Corp.	5,163,012	564,369
* Incyte Corp.	4,276,455	499,233
* BioMarin Pharmaceutical Inc.	4,279,299	398,274
* Centene Corp.	4,009,193	387,970
* Laboratory Corp. of America Holdings	2,485,093	375,174
* Quintiles IMS Holdings Inc.	3,644,464	346,479
Dentsply Sirona Inc.	5,602,802	335,104
* Waters Corp.	1,851,320	332,349
* IDEXX Laboratories Inc.	2,130,637	331,293
* Align Technology Inc.	1,765,806	328,917
* Henry Schein Inc.	3,884,963	318,528
Quest Diagnostics Inc.	3,329,735	311,796
Cooper Cos. Inc.	1,192,741	282,811
Perrigo Co. plc	3,307,582	279,987
ResMed Inc.	3,471,715	267,183
* Hologic Inc.	6,847,078	251,219
Universal Health Services Inc. Class B	2,161,962	239,848
* Varian Medical Systems Inc.	2,245,832	224,718
* DaVita Inc.	3,741,872	222,230
* Jazz Pharmaceuticals plc	1,396,024	204,169
* Alkermes plc	3,759,614	191,139
* Envision Healthcare Corp.	1,477,876	66,431
* Seattle Genetics Inc.	1,137,648	61,899
* TESARO Inc.	461,366	59,562

* Mallinckrodt plc	43	2
		7,450,162
Industrials (16.9%)
* Fiserv Inc.	5,144,763	663,469
Amphenol Corp. Class A	7,457,117	631,170
Roper Technologies Inc.	2,499,248	608,317
Rockwell Collins Inc.	3,973,208	519,338
Waste Connections Inc.	6,448,641	451,147
* Mettler-Toledo International Inc.	626,632	392,372
Vulcan Materials Co.	3,236,575	387,094
AMETEK Inc.	5,647,642	372,970
L3 Technologies Inc.	1,914,213	360,695
Ball Corp.	8,587,648	354,670
Global Payments Inc.	3,732,021	354,654
WestRock Co.	6,216,264	352,649
Dover Corp.	3,811,474	348,331
* FleetCor Technologies Inc.	2,248,696	348,031
Fastenal Co.	7,030,407	320,446
* Verisk Analytics Inc. Class A	3,816,303	317,478
Martin Marietta Materials Inc.	1,534,060	316,369
Textron Inc.	5,816,103	313,372
Masco Corp.	7,777,625	303,405
Cintas Corp.	2,059,204	297,102
^ TransDigm Group Inc.	1,140,551	291,582
* United Rentals Inc.	2,063,823	286,335
Kansas City Southern	2,573,604	279,699
* Vantiv Inc. Class A	3,967,085	279,560
Xylem Inc.	4,383,660	274,549
Pentair plc	3,987,338	270,979
Total System Services Inc.	4,047,894	265,137
Expeditors International of Washington Inc.	4,421,575	264,675
CH Robinson Worldwide Inc.	3,434,376	261,356
Alliance Data Systems Corp.	1,151,313	255,073
Fortune Brands Home & Security Inc.	3,767,633	253,298
* Trimble Inc.	6,193,447	243,093
WW Grainger Inc.	1,340,792	241,007
JB Hunt Transport Services Inc.	2,141,792	237,910
Owens Corning	2,720,172	210,405
* Sensata Technologies Holding NV	4,188,908	201,361
Sealed Air Corp.	4,648,654	198,591
* First Data Corp. Class A	10,950,148	197,541
* Crown Holdings Inc.	3,302,456	197,223
ManpowerGroup Inc.	1,632,590	192,352
Acuity Brands Inc.	1,029,772	176,379
Xerox Corp.	5,285,320	175,948
* Arrow Electronics Inc.	2,159,504	173,646
Jacobs Engineering Group Inc.	2,943,631	171,525
^ Wabtec Corp.	2,113,335	160,085
Hubbell Inc. Class B	1,338,259	155,265
* Stericycle Inc.	2,087,739	149,524
Robert Half International Inc.	2,932,650	147,630
Fluor Corp.	3,422,657	144,094
Macquarie Infrastructure Corp.	1,921,151	138,669
Flowserve Corp.	3,195,931	136,115
Packaging Corp. of America	1,153,969	132,337
Allison Transmission Holdings Inc.	3,458,323	129,791
Huntington Ingalls Industries Inc.	555,419	125,769

	FLIR Systems Inc.	1,670,817	65,011
	Avnet Inc.	49	2
			15,096,595
Oil & Gas (4.7%)
*	Concho Resources Inc.	3,637,950	479,191
	Andeavor	3,647,420	376,231
	Noble Energy Inc.	11,877,585	336,848
	National Oilwell Varco Inc.	9,277,367	331,480
	Cabot Oil & Gas Corp.	11,290,541	302,022
	Marathon Oil Corp.	20,790,042	281,913
	EQT Corp.	4,231,307	276,051
	Cimarex Energy Co.	2,330,854	264,948
	Devon Energy Corp.	6,107,546	224,208
*	Cheniere Energy Inc.	4,945,300	222,736
	Baker Hughes a GE Co.	5,235,258	191,715
	OGE Energy Corp.	4,885,305	176,018
	Hess Corp.	3,693,378	173,183
	Targa Resources Corp.	2,637,257	124,742
*	Antero Resources Corp.	5,402,288	107,506
*	Continental Resources Inc.	2,294,845	88,604
	HollyFrontier Corp.	2,168,438	77,999
	Helmerich & Payne Inc.	1,195,295	62,287
	Range Resources Corp.	3,035,279	59,400
	Core Laboratories NV	25	2
*	Energen Corp.	40	2
*	Weatherford International plc	434	2
			4,157,088
Technology (14.2%)
	Lam Research Corp.	3,970,754	734,748
	Western Digital Corp.	7,120,118	615,178
*	Autodesk Inc.	5,388,219	604,881
*	Cerner Corp.	7,702,534	549,345
	Microchip Technology Inc.	5,691,404	510,974
	Symantec Corp.	15,029,139	493,106
*	ServiceNow Inc.	4,174,790	490,663
*	Red Hat Inc.	4,340,241	481,159
	Skyworks Solutions Inc.	4,494,295	457,969
	Xilinx Inc.	6,081,607	430,760
	KLA-Tencor Corp.	3,837,322	406,756
	Harris Corp.	2,982,984	392,799
*	Dell Technologies Inc. Class V	5,082,418	392,414
*	Workday Inc. Class A	3,209,282	338,226
	Motorola Solutions Inc.	3,970,926	337,012
	Maxim Integrated Products Inc.	6,904,610	329,419
*	Palo Alto Networks Inc.	2,129,637	306,881
*	Synopsys Inc.	3,678,887	296,261
	NetApp Inc.	6,602,109	288,908
*	Citrix Systems Inc.	3,513,784	269,929
*	Gartner Inc.	2,101,126	261,401
	Juniper Networks Inc.	9,284,497	258,388
	CA Inc.	7,713,139	257,465
*	ANSYS Inc.	2,069,182	253,951
*,^ Advanced Micro Devices Inc.		19,687,359	251,014
*	Twitter Inc.	14,411,101	243,115
	Seagate Technology plc	7,138,826	236,795
*	Splunk Inc.	3,385,120	224,874

*,^ VeriSign Inc.				2,077,713	221,048
*	Qorvo Inc.			3,113,491	220,062
*	Arista Networks Inc.			1,153,320	218,681
	CDK Global Inc.			3,427,649	216,250
*	Akamai Technologies Inc.			3,984,044	194,103
*	F5 Networks Inc.			1,554,696	187,434
	Marvell Technology Group Ltd.			9,221,870	165,071
	LogMeIn Inc.			1,289,963	141,960
	Garmin Ltd.			2,525,259	136,288
*	Cadence Design Systems Inc.			3,309,372	130,621
*	Square Inc.			2,926,851	84,323
*	Premier Inc. Class A			1,306,994	42,569
*	Nuance Communications Inc.			122	2
					12,672,803
Telecommunications (0.9%)
*	Level 3 Communications Inc.			7,083,475	377,478
	CenturyLink Inc.			13,445,685	254,124
*	Zayo Group Holdings Inc.			3,919,554	134,911
					766,513
Utilities (5.4%)
	ONEOK Inc.			9,293,486	514,952
	WEC Energy Group Inc.			7,717,380	484,497
	DTE Energy Co.			4,387,108	471,000
	Eversource Energy			7,749,816	468,399
	American Water Works Co. Inc.			4,352,341	352,148
	Ameren Corp.			5,922,955	342,584
	Entergy Corp.			4,382,471	334,645
	CMS Energy Corp.			6,883,736	318,855
	CenterPoint Energy Inc.			10,552,103	308,227
	Alliant Energy Corp.			5,658,531	235,225
	Pinnacle West Capital Corp.			2,730,388	230,882
	NiSource Inc.			7,971,658	203,995
	AES Corp.			16,152,281	177,998
	FirstEnergy Corp.			5,434,851	167,556
	SCANA Corp.			3,321,415	161,055
	Avangrid Inc.			1,511,965	71,697
					4,843,715
Total Common Stocks (Cost $65,036,423)					88,713,804
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund		1.223%		5,981,049	598,224

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.980%	10/5/17	3,000	3,000
4	United States Treasury Bill	1.052%	11/24/17	2,500	2,496
4	United States Treasury Bill	1.093%	2/22/18	10,000	9,957
					15,453
Total Temporary Cash Investments (Cost $613,642)					613,677

Total Investments (100.3%) (Cost $65,650,065)	89,327,481
Other Assets and Liabilities-Net (-0.3%)3,4	(268,512)
Net Assets (100%)	89,058,969

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,085,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $158,298,000 of collateral received for securities on loan, of which $2,725,000 is held in cash.
4 Securities with a value of $12,453,000 and cash of $796,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2017	1,285	230,748	9,970
E-mini S&P 500 Index	December 2017	850	106,934	723
				10,693

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	88,713,804	—	—
Temporary Cash Investments	598,224	15,453	—
Futures Contracts—Assets[1]	859	—	—
Total	89,312,887	15,453	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $65,650,065,000. Net unrealized appreciation of investment securities for tax purposes was $23,677,416,000, consisting of unrealized gains of $25,495,568,000 on securities that had risen in value since their purchase and $1,818,152,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (7.3%)
Newmont Mining Corp.	4,331,317	162,468
* Freeport-McMoRan Inc.	10,580,695	148,553
Albemarle Corp.	896,643	122,221
Celanese Corp. Class A	1,116,201	116,386
Eastman Chemical Co.	1,058,281	95,764
International Flavors & Fragrances Inc.	641,078	91,616
Avery Dennison Corp.	718,026	70,611
CF Industries Holdings Inc.	1,895,146	66,633
Mosaic Co.	2,852,879	61,594
FMC Corp.	543,829	48,569
Arconic Inc.	1,793,432	44,621
Reliance Steel & Aluminum Co.	561,415	42,763
* Alcoa Corp.	747,117	34,831
Westlake Chemical Corp.	313,854	26,078
WR Grace & Co.	276,676	19,962
		1,152,670
Consumer Goods (15.3%)
Newell Brands Inc.	3,980,408	169,844
Clorox Co.	1,047,655	138,196
Dr Pepper Snapple Group Inc.	1,475,233	130,514
Molson Coors Brewing Co. Class B	1,424,911	116,330
DR Horton Inc.	2,888,631	115,343
Conagra Brands Inc.	3,372,826	113,799
Whirlpool Corp.	592,218	109,229
Genuine Parts Co.	1,132,891	108,361
Delphi Automotive plc	1,083,680	106,634
Lear Corp.	552,381	95,606
Coach Inc.	2,294,213	92,411
JM Smucker Co.	874,306	91,741
Hasbro Inc.	913,632	89,234
BorgWarner Inc.	1,713,996	87,808
Lennar Corp. Class A	1,647,328	86,979
Tyson Foods Inc. Class A	1,174,728	82,760
PVH Corp.	632,243	79,701
Bunge Ltd.	1,141,913	79,317
Harley-Davidson Inc.	1,386,009	66,819
Leucadia National Corp.	2,616,475	66,066
Coty Inc. Class A	3,650,819	60,348
PulteGroup Inc.	2,201,063	60,155
* Michael Kors Holdings Ltd.	1,170,753	56,021
Lamb Weston Holdings Inc.	1,184,831	55,557
Mattel Inc.	2,778,084	43,005
Ralph Lauren Corp. Class A	448,905	39,634
Ingredion Inc.	290,720	35,072
Goodyear Tire & Rubber Co.	1,020,393	33,928
* Pilgrim's Pride Corp.	403,042	11,450
Lennar Corp. Class B	79,400	3,579
		2,425,441

Consumer Services (10.3%)
Royal Caribbean Cruises Ltd.	1,397,579	165,669
Nielsen Holdings plc	2,893,150	119,921
Best Buy Co. Inc.	2,103,801	119,833
Aramark	1,990,753	80,845
* Liberty Interactive Corp. QVC Group Class A	3,426,704	80,767
Darden Restaurants Inc.	1,018,079	80,204
Viacom Inc. Class B	2,862,373	79,688
* AutoZone Inc.	113,847	67,752
Gap Inc.	2,250,736	66,464
Interpublic Group of Cos. Inc.	3,195,711	66,439
* United Continental Holdings Inc.	1,050,598	63,960
Kohl's Corp.	1,385,282	63,238
* Liberty Media Corp-Liberty SiriusXM Class C	1,346,932	56,396
AmerisourceBergen Corp. Class A	666,021	55,113
Macy's Inc.	2,475,379	54,013
Wynn Resorts Ltd.	332,691	49,544
News Corp. Class A	3,734,960	49,526
Nordstrom Inc.	942,193	44,424
Tiffany & Co.	479,419	44,001
L Brands Inc.	987,774	41,101
* Discovery Communications Inc.	1,661,638	33,665
* Liberty Media Corp-Liberty SiriusXM Class A	681,588	28,559
Advance Auto Parts Inc.	284,282	28,201
* Discovery Communications Inc. Class A	1,268,358	27,003
H&R Block Inc.	847,307	22,437
Foot Locker Inc.	532,381	18,750
Bed Bath & Beyond Inc.	557,533	13,085
News Corp. Class B	359,916	4,913
^ Viacom Inc. Class A	81,608	2,995
* AutoNation Inc.	116	6
Signet Jewelers Ltd.	56	4
		1,628,516
Financials (26.7%)
M&T Bank Corp.	1,110,998	178,915
KeyCorp	8,835,091	166,276
Hartford Financial Services Group Inc.	2,956,686	163,889
Willis Towers Watson plc	1,036,228	159,817
Citizens Financial Group Inc.	4,064,099	153,907
Principal Financial Group Inc.	2,347,008	151,006
Regions Financial Corp.	9,702,268	147,766
Lincoln National Corp.	1,797,246	132,062
Huntington Bancshares Inc.	8,849,255	123,536
Invesco Ltd.	3,301,884	115,698
* Markel Corp.	107,284	114,577
Host Hotels & Resorts Inc.	5,997,356	110,891
Comerica Inc.	1,429,449	109,010
Annaly Capital Management Inc.	8,791,130	107,164
FNF Group	2,103,841	99,848
* Arch Capital Group Ltd.	1,008,484	99,336
Cincinnati Financial Corp.	1,264,171	96,798
Unum Group	1,832,077	93,674
Raymond James Financial Inc.	1,053,812	88,868
Ally Financial Inc.	3,653,107	88,624
Affiliated Managers Group Inc.	454,408	86,260
Duke Realty Corp.	2,883,465	83,101
XL Group Ltd.	2,094,746	82,638

UDR Inc.	2,168,909	82,484
Zions Bancorporation	1,642,177	77,478
Nasdaq Inc.	948,470	73,573
Reinsurance Group of America Inc. Class A	523,909	73,101
Western Union Co.	3,761,136	72,214
Torchmark Corp.	897,925	71,915
Camden Property Trust	767,194	70,160
AGNC Investment Corp.	3,231,586	70,061
* Alleghany Corp.	119,024	65,940
Kimco Realty Corp.	3,277,608	64,077
Macerich Co.	1,146,282	63,011
Voya Financial Inc.	1,460,609	58,264
Everest Re Group Ltd.	250,348	57,177
CIT Group Inc.	1,101,013	54,005
HCP Inc.	1,893,816	52,705
People's United Financial Inc.	2,802,205	50,832
* Athene Holding Ltd. Class A	923,156	49,703
WR Berkley Corp.	737,309	49,208
New York Community Bancorp Inc.	3,766,089	48,545
Lazard Ltd. Class A	1,051,886	47,566
Jones Lang LaSalle Inc.	367,490	45,385
* Liberty Broadband Corp.	436,761	41,623
Axis Capital Holdings Ltd.	674,037	38,629
* Brighthouse Financial Inc.	633,614	38,524
VEREIT Inc.	3,946,972	32,720
Assurant Inc.	218,414	20,863
* Liberty Broadband Corp. Class A	98,871	9,312
Iron Mountain Inc.	414	16
		4,232,752
Health Care (4.0%)
* Laboratory Corp. of America Holdings	826,453	124,770
* Henry Schein Inc.	1,290,024	105,769
Quest Diagnostics Inc.	1,106,847	103,645
Perrigo Co. plc	1,099,893	93,106
* Hologic Inc.	2,277,682	83,568
Universal Health Services Inc. Class B	717,782	79,631
* DaVita Inc.	619,674	36,802
* Mallinckrodt plc	170	6
		627,297
Industrials (11.2%)
L3 Technologies Inc.	634,617	119,581
Ball Corp.	2,855,104	117,916
WestRock Co.	2,061,341	116,940
Dover Corp.	1,264,464	115,559
Textron Inc.	1,933,583	104,181
Xylem Inc.	1,458,615	91,353
Pentair plc	1,326,729	90,165
Rockwell Collins Inc.	659,402	86,190
WW Grainger Inc.	445,194	80,024
Owens Corning	903,350	69,874
Sealed Air Corp.	1,544,054	65,962
* First Data Corp. Class A	3,651,408	65,871
* Crown Holdings Inc.	1,096,965	65,511
ManpowerGroup Inc.	540,972	63,737
Xerox Corp.	1,755,861	58,453
* Arrow Electronics Inc.	717,420	57,688

Jacobs Engineering Group Inc.	978,086	56,993
Hubbell Inc. Class B	443,490	51,454
Fluor Corp.	1,137,823	47,902
* United Rentals Inc.	342,654	47,540
Flowserve Corp.	1,062,669	45,259
CH Robinson Worldwide Inc.	568,772	43,284
Allison Transmission Holdings Inc.	1,146,870	43,042
Huntington Ingalls Industries Inc.	184,049	41,676
FLIR Systems Inc.	556,073	21,637
Avnet Inc.	208	8
		1,767,800
Oil & Gas (4.9%)
Andeavor	1,209,799	124,791
Noble Energy Inc.	3,949,407	112,005
National Oilwell Varco Inc.	3,086,395	110,277
Marathon Oil Corp.	6,900,777	93,574
Devon Energy Corp.	2,028,250	74,457
Baker Hughes a GE Co.	1,738,526	63,665
OGE Energy Corp.	1,618,810	58,326
Hess Corp.	1,227,016	57,535
* Continental Resources Inc.	760,372	29,358
HollyFrontier Corp.	718,506	25,845
Helmerich & Payne Inc.	396,232	20,647
* Weatherford International plc	1,642	7
* Energen Corp.	86	5
		770,492
Other (0.0%)2
*,3 Safeway Inc CVR (Casa Ley) Exp. 1/30/2018	1,233	—
*,3 Safeway Inc CVR (PDC) Exp. 1/30/2019	1,233	—
		—
Technology (9.4%)
Western Digital Corp.	2,364,871	204,325
Symantec Corp.	4,990,159	163,727
* Dell Technologies Inc. Class V	1,685,157	130,111
Motorola Solutions Inc.	1,320,508	112,071
Maxim Integrated Products Inc.	2,291,068	109,307
* Synopsys Inc.	1,218,953	98,162
NetApp Inc.	2,195,559	96,078
Juniper Networks Inc.	3,088,330	85,948
CA Inc.	2,565,744	85,644
*,^ Advanced Micro Devices Inc.	6,534,904	83,320
Seagate Technology plc	2,370,125	78,617
Xilinx Inc.	1,009,780	71,523
KLA-Tencor Corp.	637,177	67,541
Marvell Technology Group Ltd.	3,064,109	54,848
Garmin Ltd.	836,796	45,162
Harris Corp.	200	26
* Nuance Communications Inc.	482	8
		1,486,418
Telecommunications (0.5%)
CenturyLink Inc.	4,463,319	84,357

Utilities (10.1%)
ONEOK Inc.	3,086,277	171,011
WEC Energy Group Inc.	2,561,267	160,796
DTE Energy Co.	1,456,206	156,338

Eversource Energy			2,572,199	155,464
American Water Works Co. Inc.			1,446,244	117,016
Ameren Corp.			1,970,157	113,954
Entergy Corp.			1,455,642	111,153
CMS Energy Corp.			2,288,966	106,025
CenterPoint Energy Inc.			3,496,096	102,121
Alliant Energy Corp.			1,872,976	77,860
Pinnacle West Capital Corp.			904,811	76,511
NiSource Inc.			2,647,616	67,752
AES Corp.			5,352,021	58,979
FirstEnergy Corp.			1,805,936	55,677
SCANA Corp.			1,103,570	53,512
Avangrid Inc.			500,982	23,756
				1,607,925
Total Common Stocks (Cost $13,107,681)				15,783,668
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.3%)
4,5 Vanguard Market Liquidity Fund	1.223%		483,777	48,387

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
6 United States Cash Management Bill	1.028%-1.048%	1/2/18	7,000	6,982
Total Temporary Cash Investments (Cost $55,368)				55,369
Total Investments (100.1%) (Cost $13,163,049)				15,839,037
Other Assets and Liabilities-Net (-0.1%)5				(12,766)
Net Assets (100%)				15,826,271

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,892,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $17,266,000 of collateral received for securities on loan.
6 Securities with a value of $1,895,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	212	26,670	225
E-mini S&P Mid-Cap 400 Index	December 2017	115	20,651	892
				1,117

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,783,668	—	—
Temporary Cash Investments	48,387	6,982	—
Futures Contracts—Assets[1]	109	—	—
Total	15,832,164	6,982	—

Mid-Cap Value Index Fund

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $13,163,049,000. Net unrealized appreciation of investment securities for tax purposes was $2,675,988,000, consisting of unrealized gains of $3,045,582,000 on securities that had risen in value since their purchase and $369,594,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.0%)
*	Axalta Coating Systems Ltd.	1,377,627	39,841
	FMC Corp.	422,153	37,703
	Arconic Inc.	1,388,112	34,536
			112,080
Consumer Goods (6.7%)
*	Mohawk Industries Inc.	397,752	98,447
	McCormick & Co. Inc.	753,754	77,365
	Church & Dwight Co. Inc.	1,570,605	76,096
*	LKQ Corp.	1,847,006	66,474
*	NVR Inc.	22,382	63,901
	Hanesbrands Inc.	2,294,356	56,533
	Snap-on Inc.	362,484	54,014
	Hormel Foods Corp.	1,663,560	53,467
*	WABCO Holdings Inc.	337,596	49,964
^	Polaris Industries Inc.	374,107	39,143
*	Lululemon Athletica Inc.	599,253	37,303
*,^ Under Armour Inc. Class A		1,164,202	19,186
*,^ Under Armour Inc.		1,185,678	17,809
			709,702
Consumer Services (10.8%)
*	Dollar Tree Inc.	1,413,096	122,685
	Expedia Inc.	785,220	113,025
	MGM Resorts International	3,253,315	106,025
*	CarMax Inc.	1,153,511	87,448
*	Ulta Beauty Inc.	370,966	83,861
	Ross Stores Inc.	1,224,921	79,093
	Wyndham Worldwide Corp.	614,658	64,791
*	Norwegian Cruise Line Holdings Ltd.	1,148,994	62,103
	Alaska Air Group Inc.	777,580	59,306
*	Chipotle Mexican Grill Inc. Class A	179,484	55,251
	Tractor Supply Co.	797,534	50,476
	Scripps Networks Interactive Inc. Class A	543,662	46,695
	FactSet Research Systems Inc.	246,942	44,477
	Wynn Resorts Ltd.	258,254	38,459
	Tiffany & Co.	372,296	34,169
	Domino's Pizza Inc.	151,887	30,157
*	TripAdvisor Inc.	673,938	27,315
	Advance Auto Parts Inc.	220,852	21,908
*	Hyatt Hotels Corp. Class A	269,637	16,661
			1,143,905
Financials (18.6%)
	Digital Realty Trust Inc.	1,289,719	152,613
	Moody's Corp.	1,019,167	141,878
*	SBA Communications Corp. Class A	756,735	109,008
	Essex Property Trust Inc.	414,568	105,313
	First Republic Bank	993,050	103,734
	Realty Income Corp.	1,725,267	98,668
*	IHS Markit Ltd.	2,135,950	94,153

Equifax Inc.	757,731	80,312
AvalonBay Communities Inc.	434,608	77,543
Mid-America Apartment Communities Inc.	715,140	76,434
* E*TRADE Financial Corp.	1,729,266	75,413
* CBRE Group Inc. Class A	1,914,533	72,523
Alexandria Real Estate Equities Inc.	589,291	70,108
Arthur J Gallagher & Co.	1,134,103	69,804
MSCI Inc. Class A	566,912	66,272
SL Green Realty Corp.	623,000	63,122
Iron Mountain Inc.	1,581,086	61,504
Extra Space Storage Inc.	753,494	60,219
Federal Realty Investment Trust	454,848	56,497
Regency Centers Corp.	910,171	56,467
SEI Investments Co.	895,728	54,693
Vornado Realty Trust	536,698	41,261
CBOE Holdings Inc.	354,958	38,204
Brixmor Property Group Inc.	1,919,572	36,088
* Liberty Broadband Corp.	337,512	32,165
* SVB Financial Group	165,852	31,029
VEREIT Inc.	3,066,445	25,421
Invitation Homes Inc.	588,039	13,319
* Liberty Broadband Corp. Class A	78,344	7,378
		1,971,143
Health Care (13.5%)
CR Bard Inc.	456,415	146,281
* Edwards Lifesciences Corp.	1,326,689	145,020
* Incyte Corp.	1,099,182	128,319
* BioMarin Pharmaceutical Inc.	1,103,293	102,684
* Centene Corp.	1,031,445	99,813
* Quintiles IMS Holdings Inc.	943,546	89,703
Dentsply Sirona Inc.	1,444,694	86,407
* Waters Corp.	477,354	85,695
* IDEXX Laboratories Inc.	549,395	85,425
* Align Technology Inc.	454,079	84,581
Cooper Cos. Inc.	307,545	72,922
ResMed Inc.	895,192	68,894
* Varian Medical Systems Inc.	577,881	57,823
* Jazz Pharmaceuticals plc	359,196	52,532
* Alkermes plc	967,252	49,175
* DaVita Inc.	481,478	28,595
* Envision Healthcare Corp.	379,587	17,062
* Seattle Genetics Inc.	292,614	15,921
* TESARO Inc.	119,370	15,411
		1,432,263
Industrials (23.7%)
* Fiserv Inc.	1,321,393	170,407
Amphenol Corp. Class A	1,917,459	162,294
Roper Technologies Inc.	641,086	156,040
Waste Connections Inc.	1,655,831	115,842
* Mettler-Toledo International Inc.	161,572	101,170
Vulcan Materials Co.	832,650	99,585
AMETEK Inc.	1,452,794	95,943
Global Payments Inc.	959,896	91,219
* FleetCor Technologies Inc.	578,363	89,513
Fastenal Co.	1,812,778	82,626
* Verisk Analytics Inc. Class A	984,066	81,864

	Martin Marietta Materials Inc.	395,571	81,579
	Masco Corp.	2,005,479	78,234
	Cintas Corp.	530,958	76,607
	TransDigm Group Inc.	294,087	75,183
	Kansas City Southern	663,615	72,122
*	Vantiv Inc. Class A	1,022,941	72,087
	Total System Services Inc.	1,043,777	68,367
	Expeditors International of Washington Inc.	1,137,714	68,104
	Rockwell Collins Inc.	511,381	66,843
	Alliance Data Systems Corp.	296,869	65,771
	Fortune Brands Home & Security Inc.	969,455	65,176
*	Trimble Inc.	1,593,533	62,546
	JB Hunt Transport Services Inc.	551,098	61,216
*	Sensata Technologies Holding NV	1,077,867	51,813
	Acuity Brands Inc.	264,970	45,384
^	Wabtec Corp.	543,785	41,192
*	Stericycle Inc.	537,197	38,474
	Robert Half International Inc.	754,598	37,986
*	United Rentals Inc.	266,079	36,916
	Macquarie Infrastructure Corp.	494,367	35,683
	Packaging Corp. of America	296,965	34,056
	CH Robinson Worldwide Inc.	441,859	33,625
			2,515,467
Oil & Gas (4.4%)
*	Concho Resources Inc.	934,123	123,042
	Cabot Oil & Gas Corp.	2,911,316	77,878
	EQT Corp.	1,091,063	71,181
	Cimarex Energy Co.	599,760	68,175
*	Cheniere Energy Inc.	1,272,523	57,314
	Targa Resources Corp.	678,603	32,098
*	Antero Resources Corp.	1,390,102	27,663
	Range Resources Corp.	780,997	15,284
			472,635
Technology (19.9%)
	Lam Research Corp.	1,021,970	189,105
*	Autodesk Inc.	1,385,792	155,569
*	Cerner Corp.	1,979,829	141,201
	Microchip Technology Inc.	1,463,604	131,402
*	ServiceNow Inc.	1,073,316	126,147
*	Red Hat Inc.	1,115,389	123,652
	Skyworks Solutions Inc.	1,155,681	117,764
	Harris Corp.	767,411	101,053
*	Workday Inc. Class A	825,280	86,976
*	Palo Alto Networks Inc.	549,121	79,128
*	Citrix Systems Inc.	906,052	69,603
*	Gartner Inc.	541,786	67,404
*	ANSYS Inc.	533,547	65,482
*	Twitter Inc.	3,715,938	62,688
*	Splunk Inc.	871,024	57,862
*,^ VeriSign Inc.		534,641	56,881
*	Qorvo Inc.	801,131	56,624
*	Arista Networks Inc.	296,763	56,269
	CDK Global Inc.	882,023	55,647
	Xilinx Inc.	782,456	55,421
	KLA-Tencor Corp.	493,645	52,326
*	Akamai Technologies Inc.	1,025,132	49,945

*	F5 Networks Inc.			400,021	48,227
	LogMeIn Inc.			331,915	36,527
*	Cadence Design Systems Inc.			851,631	33,614
*	Square Inc.			753,122	21,698
*	Premier Inc. Class A			335,124	10,915
					]2,109,130
	Telecommunications (1.2%)
*	Level 3 Communications Inc.			1,826,460	97,332
*	Zayo Group Holdings Inc.			1,008,533	34,714
					132,046
	Total Common Stocks (Cost $8,539,961)				10,598,371
		Coupon
	Temporary Cash Investments (0.4%)1
	Money Market Fund (0.4%)
	2,3 Vanguard Market Liquidity Fund	1.223%		376,352	37,643

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	1.048%	1/2/18	2,000	1,994
	United States Treasury Bill	0.909%	10/5/17	700	700
					2,694
	Total Temporary Cash Investments (Cost $40,335)				40,337
	Total Investments (100.2%) (Cost $8,580,296)				10,638,708
	Other Asset and Liabilities-Net (-0.2%)3				(20,292)
	Net Assets (100%)				10,618,416

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,169,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $21,831,000 of collateral received for securities on loan, of which $3,274,000 is held in cash.
4 Securities with a value of $848,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2017	98	17,598	302
E-mini S&P 500 Index	December 2017	36	4,529	39
				341

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,598,371	—	—
Temporary Cash Investments	37,643	2,694	—
Futures Contracts—Assets[1]	32	—	—
Total	10,636,046	2,694	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Mid-Cap Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $8,580,296,000. Net unrealized appreciation of investment securities for tax purposes was $2,058,412,000, consisting of unrealized gains of $2,336,768,000 on securities that had risen in value since their purchase and $278,356,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (2.4%)
	DowDuPont Inc.	1,760,896	121,907
	Praxair Inc.	215,306	30,087
	Ecolab Inc.	197,015	25,338
	Air Products & Chemicals Inc.	164,542	24,882
	LyondellBasell Industries NV Class A	238,081	23,582
	PPG Industries Inc.	194,087	21,089
	International Paper Co.	313,161	17,794
	Newmont Mining Corp.	405,000	15,192
*	Freeport-McMoRan Inc.	989,692	13,895
	Nucor Corp.	242,749	13,604
	Albemarle Corp.	84,055	11,458
	Celanese Corp. Class A	103,272	10,768
	FMC Corp.	101,017	9,022
	Eastman Chemical Co.	98,746	8,935
	International Flavors & Fragrances Inc.	59,480	8,500
	Arconic Inc.	332,507	8,273
	Avery Dennison Corp.	67,033	6,592
	CF Industries Holdings Inc.	175,778	6,180
	Mosaic Co.	266,261	5,749
*	Axalta Coating Systems Ltd.	165,511	4,787
	Reliance Steel & Aluminum Co.	52,849	4,025
*	Alcoa Corp.	69,655	3,247
	Westlake Chemical Corp.	29,617	2,461
	WR Grace & Co.	23,890	1,724
			399,091
Consumer Goods (9.4%)
	Procter & Gamble Co.	1,924,080	175,053
	Coca-Cola Co.	2,898,062	130,442
	Philip Morris International Inc.	1,171,835	130,085
	PepsiCo Inc.	1,075,378	119,829
	Altria Group Inc.	1,448,270	91,849
	NIKE Inc. Class B	988,566	51,257
	Colgate-Palmolive Co.	662,224	48,243
	Mondelez International Inc. Class A	1,080,114	43,917
	Monsanto Co.	332,090	39,791
	General Motors Co.	932,519	37,655
	Kraft Heinz Co.	460,701	35,727
	Ford Motor Co.	2,931,389	35,089
	Activision Blizzard Inc.	539,969	34,833
*,^ Tesla Inc.		100,654	34,333
	Kimberly-Clark Corp.	267,355	31,462
*	Electronic Arts Inc.	232,475	27,446
	Constellation Brands Inc. Class A	122,961	24,525
	General Mills Inc.	431,222	22,320
	Delphi Automotive plc	200,750	19,754
	Estee Lauder Cos. Inc. Class A	169,602	18,290
	Archer-Daniels-Midland Co.	423,453	18,001
*	Monster Beverage Corp.	322,387	17,812

	Stanley Black & Decker Inc.	116,076	17,524
	Newell Brands Inc.	369,003	15,745
	Tyson Foods Inc. Class A	218,610	15,401
	VF Corp.	235,577	14,976
	Kellogg Co.	207,165	12,921
	Clorox Co.	96,885	12,780
	Dr Pepper Snapple Group Inc.	135,847	12,018
*	Mohawk Industries Inc.	48,192	11,928
	Hershey Co.	102,962	11,240
	Molson Coors Brewing Co. Class B	134,044	10,943
	DR Horton Inc.	268,654	10,727
	Conagra Brands Inc.	312,022	10,528
	Whirlpool Corp.	55,828	10,297
	Genuine Parts Co.	105,758	10,116
	Church & Dwight Co. Inc.	190,666	9,238
	McCormick & Co. Inc.	89,445	9,181
	Lear Corp.	52,268	9,047
	Coach Inc.	211,973	8,538
	JM Smucker Co.	80,662	8,464
	Hasbro Inc.	84,908	8,293
	Lennar Corp. Class A	157,036	8,292
	BorgWarner Inc.	159,585	8,176
*	LKQ Corp.	221,061	7,956
*	NVR Inc.	2,700	7,708
	PVH Corp.	59,319	7,478
	Brown-Forman Corp. Class B	137,693	7,477
	Bunge Ltd.	105,896	7,356
	Campbell Soup Co.	149,789	7,013
^	Hanesbrands Inc.	271,891	6,699
	Snap-on Inc.	43,681	6,509
	Hormel Foods Corp.	200,244	6,436
	Leucadia National Corp.	245,531	6,200
	Harley-Davidson Inc.	127,643	6,154
*	WABCO Holdings Inc.	40,014	5,922
	Coty Inc. Class A	339,813	5,617
	PulteGroup Inc.	201,496	5,507
	Lamb Weston Holdings Inc.	110,088	5,162
*	Michael Kors Holdings Ltd.	107,308	5,135
	Polaris Industries Inc.	45,528	4,764
*	Lululemon Athletica Inc.	72,515	4,514
	Mattel Inc.	259,374	4,015
	Ralph Lauren Corp. Class A	42,588	3,760
	Ingredion Inc.	27,445	3,311
	Goodyear Tire & Rubber Co.	97,439	3,240
*,^ Under Armour Inc. Class A		140,867	2,321
*	Under Armour Inc.	150,609	2,262
*	Pilgrim's Pride Corp.	39,035	1,109
	Lennar Corp. Class B	1,161	52
			1,567,763
Consumer Services (12.7%)
*	Amazon.com Inc.	307,992	296,088
	Home Depot Inc.	889,621	145,506
	Comcast Corp. Class A	3,545,982	136,449
	Walt Disney Co.	1,104,770	108,897
	McDonald's Corp.	611,015	95,734
	Wal-Mart Stores Inc.	1,136,731	88,824
*	Priceline Group Inc.	36,982	67,707

CVS Health Corp.	767,759	62,434
Time Warner Inc.	556,929	57,057
* Netflix Inc.	309,278	56,088
Starbucks Corp.	1,033,734	55,522
Costco Wholesale Corp.	331,731	54,500
* Charter Communications Inc. Class A	145,714	52,955
Walgreens Boots Alliance Inc.	685,420	52,928
Lowe's Cos. Inc.	636,734	50,901
TJX Cos. Inc.	460,922	33,984
* eBay Inc.	765,812	29,453
McKesson Corp.	159,369	24,481
Target Corp.	411,231	24,267
Delta Air Lines Inc.	491,654	23,708
Marriott International Inc. Class A	210,163	23,173
Southwest Airlines Co.	406,915	22,779
Twenty-First Century Fox Inc. Class A	793,166	20,924
Sysco Corp.	362,157	19,538
Las Vegas Sands Corp.	299,842	19,238
Yum! Brands Inc.	258,126	19,001
Ross Stores Inc.	292,909	18,913
Carnival Corp.	284,257	18,355
Dollar General Corp.	208,272	16,880
Cardinal Health Inc.	239,519	16,029
American Airlines Group Inc.	330,352	15,688
Royal Caribbean Cruises Ltd.	130,594	15,481
CBS Corp. Class B	264,904	15,364
* Dollar Tree Inc.	169,021	14,674
* O'Reilly Automotive Inc.	66,197	14,257
Kroger Co.	674,370	13,528
Expedia Inc.	93,820	13,504
MGM Resorts International	394,065	12,843
Omnicom Group Inc.	172,493	12,777
* AutoZone Inc.	21,039	12,521
* United Continental Holdings Inc.	194,831	11,861
Hilton Worldwide Holdings Inc.	166,145	11,539
Nielsen Holdings plc	269,072	11,153
Best Buy Co. Inc.	195,439	11,132
* CarMax Inc.	140,181	10,627
AmerisourceBergen Corp. Class A	123,531	10,222
* Ulta Beauty Inc.	44,500	10,060
Wynn Resorts Ltd.	61,811	9,205
* DISH Network Corp. Class A	162,841	8,831
Tiffany & Co.	89,380	8,203
Twenty-First Century Fox Inc.	298,365	7,695
Wyndham Worldwide Corp.	72,900	7,684
Viacom Inc. Class B	275,017	7,656
L Brands Inc.	182,904	7,611
Aramark	184,412	7,489
* Norwegian Cruise Line Holdings Ltd.	138,261	7,473
* Liberty Interactive Corp. QVC Group Class A	316,435	7,458
Darden Restaurants Inc.	93,909	7,398
Alaska Air Group Inc.	93,405	7,124
* Chipotle Mexican Grill Inc. Class A	21,682	6,674
Interpublic Group of Cos. Inc.	299,050	6,217
Gap Inc.	208,035	6,143
Tractor Supply Co.	94,868	6,004
^ Sirius XM Holdings Inc.	1,066,047	5,885

Kohl's Corp.	127,352	5,814
Scripps Networks Interactive Inc. Class A	65,266	5,606
FactSet Research Systems Inc.	29,961	5,396
* Liberty Media Corp-Liberty SiriusXM Class C	126,657	5,303
Advance Auto Parts Inc.	52,908	5,248
Macy's Inc.	230,506	5,030
News Corp. Class A	364,893	4,839
Nordstrom Inc.	86,949	4,100
Domino's Pizza Inc.	18,308	3,635
* Discovery Communications Inc.	169,018	3,424
* TripAdvisor Inc.	84,053	3,407
* Liberty Media Corp-Liberty SiriusXM Class A	64,929	2,721
* Discovery Communications Inc. Class A	115,115	2,451
* Altice USA Inc. Class A	80,702	2,204
H&R Block Inc.	79,576	2,107
* Hyatt Hotels Corp. Class A	33,283	2,057
Foot Locker Inc.	48,490	1,708
Bed Bath & Beyond Inc.	49,516	1,162
News Corp. Class B	26,393	360
CBS Corp. Class A	2,867	167
^ Viacom Inc. Class A	3,023	111
		2,121,144
Financials (19.5%)
* Berkshire Hathaway Inc. Class B	1,459,723	267,596
JPMorgan Chase & Co.	2,655,660	253,642
Bank of America Corp.	7,432,588	188,342
Wells Fargo & Co.	3,370,240	185,869
Citigroup Inc.	2,055,917	149,547
Visa Inc. Class A	1,379,888	145,219
Mastercard Inc. Class A	712,311	100,578
US Bancorp	1,199,522	64,282
Goldman Sachs Group Inc.	262,426	62,245
American Express Co.	566,588	51,254
Morgan Stanley	1,037,861	49,994
PNC Financial Services Group Inc.	361,652	48,740
Chubb Ltd.	333,510	47,542
American Tower Corporation	323,585	44,228
American International Group Inc.	680,879	41,799
Charles Schwab Corp.	911,119	39,852
Bank of New York Mellon Corp.	739,232	39,194
BlackRock Inc.	84,840	37,931
Simon Property Group Inc.	235,305	37,886
CME Group Inc.	256,024	34,737
Prudential Financial Inc.	321,894	34,224
MetLife Inc.	641,950	33,349
Marsh & McLennan Cos. Inc.	386,390	32,383
Capital One Financial Corp.	366,665	31,042
Crown Castle International Corp.	306,049	30,599
Intercontinental Exchange Inc.	442,955	30,431
S&P Global Inc.	194,316	30,374
BB&T Corp.	608,789	28,577
Aon plc	191,810	28,023
Equinix Inc.	58,758	26,224
State Street Corp.	267,318	25,540
Travelers Cos. Inc.	207,842	25,465
Prologis Inc.	399,842	25,374
Allstate Corp.	272,676	25,062

Aflac Inc.	299,728	24,395
Public Storage	111,555	23,872
SunTrust Banks Inc.	360,360	21,539
Progressive Corp.	439,128	21,263
Welltower Inc.	277,177	19,480
Weyerhaeuser Co.	569,157	19,368
AvalonBay Communities Inc.	104,246	18,600
Synchrony Financial	597,346	18,548
Equity Residential	277,896	18,322
Digital Realty Trust Inc.	154,513	18,283
Discover Financial Services	278,566	17,962
Ventas Inc.	268,761	17,504
Moody's Corp.	123,319	17,167
Ameriprise Financial Inc.	112,752	16,745
M&T Bank Corp.	102,829	16,560
T. Rowe Price Group Inc.	171,676	15,562
Fifth Third Bancorp	552,739	15,466
KeyCorp	817,280	15,381
Hartford Financial Services Group Inc.	274,265	15,202
Northern Trust Corp.	165,358	15,201
Willis Towers Watson plc	96,982	14,958
Boston Properties Inc.	116,979	14,374
Citizens Financial Group Inc.	375,532	14,221
Principal Financial Group Inc.	219,079	14,096
Regions Financial Corp.	897,751	13,673
* SBA Communications Corp. Class A	91,413	13,168
Essex Property Trust Inc.	49,967	12,693
First Republic Bank	119,827	12,517
Lincoln National Corp.	166,513	12,235
Realty Income Corp.	205,378	11,746
Huntington Bancshares Inc.	818,516	11,426
* IHS Markit Ltd.	254,733	11,229
Franklin Resources Inc.	250,495	11,149
Invesco Ltd.	306,399	10,736
* Markel Corp.	9,910	10,584
Loews Corp.	215,665	10,322
Host Hotels & Resorts Inc.	555,053	10,263
Comerica Inc.	133,372	10,171
Annaly Capital Management Inc.	830,389	10,122
Vornado Realty Trust	128,547	9,883
GGP Inc.	471,431	9,792
HCP Inc.	350,293	9,749
Equifax Inc.	91,725	9,722
TD Ameritrade Holding Corp.	199,164	9,719
FNF Group	195,082	9,259
* Arch Capital Group Ltd.	92,933	9,154
Mid-America Apartment Communities Inc.	85,644	9,154
* E*TRADE Financial Corp.	207,428	9,046
Cincinnati Financial Corp.	117,985	9,034
Unum Group	172,435	8,817
* CBRE Group Inc. Class A	227,018	8,599
Arthur J Gallagher & Co.	135,442	8,336
Alexandria Real Estate Equities Inc.	70,049	8,334
Raymond James Financial Inc.	97,869	8,253
Ally Financial Inc.	335,433	8,138
Affiliated Managers Group Inc.	42,777	8,120
MSCI Inc. Class A	68,271	7,981

* Liberty Broadband Corp.	82,167	7,830
Duke Realty Corp.	268,422	7,736
UDR Inc.	201,929	7,679
XL Group Ltd.	193,536	7,635
SL Green Realty Corp.	73,412	7,438
Iron Mountain Inc.	189,458	7,370
Extra Space Storage Inc.	90,455	7,229
Zions Bancorporation	152,808	7,209
Nasdaq Inc.	89,134	6,914
Reinsurance Group of America Inc. Class A	48,713	6,797
Federal Realty Investment Trust	54,577	6,779
Regency Centers Corp.	107,413	6,664
Western Union Co.	344,478	6,614
SEI Investments Co.	108,107	6,601
Torchmark Corp.	82,218	6,585
Camden Property Trust	69,924	6,395
AGNC Investment Corp.	291,788	6,326
* Alleghany Corp.	11,040	6,116
VEREIT Inc.	723,124	5,995
Kimco Realty Corp.	306,198	5,986
Macerich Co.	107,768	5,924
Everest Re Group Ltd.	23,348	5,332
Voya Financial Inc.	132,616	5,290
CIT Group Inc.	100,989	4,953
People's United Financial Inc.	259,866	4,714
WR Berkley Corp.	69,092	4,611
* Athene Holding Ltd. Class A	85,029	4,578
New York Community Bancorp Inc.	353,801	4,560
CBOE Holdings Inc.	42,164	4,538
Lazard Ltd. Class A	98,952	4,475
Brixmor Property Group Inc.	230,509	4,334
Jones Lang LaSalle Inc.	34,498	4,260
* SVB Financial Group	20,064	3,754
* Brighthouse Financial Inc.	61,295	3,727
Axis Capital Holdings Ltd.	61,677	3,535
Assurant Inc.	19,520	1,865
* Liberty Broadband Corp. Class A	18,486	1,741
* Berkshire Hathaway Inc. Class A	6	1,648
Invitation Homes Inc.	64,121	1,452
		3,267,526
Health Care (13.4%)
Johnson & Johnson	2,024,536	263,210
Pfizer Inc.	4,485,320	160,126
UnitedHealth Group Inc.	729,585	142,889
Merck & Co. Inc.	2,056,639	131,687
AbbVie Inc.	1,202,345	106,840
Amgen Inc.	550,214	102,587
* Celgene Corp.	589,912	86,021
Gilead Sciences Inc.	986,025	79,888
Medtronic plc	1,024,796	79,698
Bristol-Myers Squibb Co.	1,236,337	78,804
Abbott Laboratories	1,309,881	69,895
Eli Lilly & Co.	748,115	63,994
Thermo Fisher Scientific Inc.	301,641	57,070
Allergan plc	251,982	51,644
* Biogen Inc.	159,348	49,895
Aetna Inc.	250,834	39,885

Anthem Inc.	198,054	37,606
Cigna Corp.	189,877	35,496
Becton Dickinson and Co.	171,392	33,584
Stryker Corp.	226,305	32,140
* Boston Scientific Corp.	1,032,731	30,125
* Intuitive Surgical Inc.	28,056	29,343
* Vertex Pharmaceuticals Inc.	190,022	28,891
* Express Scripts Holding Co.	434,750	27,528
* Regeneron Pharmaceuticals Inc.	59,473	26,592
Humana Inc.	108,996	26,555
Zoetis Inc.	370,617	23,631
Baxter International Inc.	369,517	23,187
* Alexion Pharmaceuticals Inc.	159,779	22,415
* Illumina Inc.	110,351	21,982
Zimmer Biomet Holdings Inc.	152,774	17,888
CR Bard Inc.	54,844	17,577
* Edwards Lifesciences Corp.	158,902	17,370
* HCA Healthcare Inc.	217,176	17,285
* Incyte Corp.	131,711	15,376
* BioMarin Pharmaceutical Inc.	131,476	12,236
* Mylan NV	387,489	12,156
* Centene Corp.	123,203	11,922
* Laboratory Corp. of America Holdings	76,403	11,535
* Quintiles IMS Holdings Inc.	111,398	10,591
Dentsply Sirona Inc.	173,109	10,354
* IDEXX Laboratories Inc.	66,328	10,313
* Waters Corp.	57,196	10,268
* Align Technology Inc.	54,274	10,110
* Henry Schein Inc.	119,103	9,765
Quest Diagnostics Inc.	102,504	9,598
Cooper Cos. Inc.	36,865	8,741
Perrigo Co. plc	102,839	8,705
ResMed Inc.	106,973	8,233
* Hologic Inc.	211,172	7,748
Universal Health Services Inc. Class B	67,586	7,498
* Varian Medical Systems Inc.	69,967	7,001
* DaVita Inc.	114,330	6,790
* Jazz Pharmaceuticals plc	43,188	6,316
* Alkermes plc	115,956	5,895
* Envision Healthcare Corp.	44,868	2,017
* Seattle Genetics Inc.	35,742	1,945
* TESARO Inc.	14,583	1,883
		2,240,324
Industrials (12.1%)
General Electric Co.	6,529,206	157,876
Boeing Co.	423,662	107,699
3M Co.	450,212	94,500
Honeywell International Inc.	573,635	81,307
Union Pacific Corp.	603,423	69,979
Accenture plc Class A	467,192	63,104
United Technologies Corp.	542,982	63,029
United Parcel Service Inc. Class B	519,314	62,364
Lockheed Martin Corp.	184,557	57,266
Caterpillar Inc.	445,379	55,543
* PayPal Holdings Inc.	860,982	55,129
FedEx Corp.	182,012	41,058
Raytheon Co.	219,135	40,886

Danaher Corp.	472,607	40,540
General Dynamics Corp.	191,461	39,361
Northrop Grumman Corp.	130,898	37,662
CSX Corp.	653,990	35,485
Automatic Data Processing Inc.	318,093	34,774
Illinois Tool Works Inc.	219,782	32,519
Emerson Electric Co.	481,767	30,274
Deere & Co.	240,927	30,258
Norfolk Southern Corp.	218,551	28,901
Johnson Controls International plc	702,678	28,311
Waste Management Inc.	330,100	25,837
Eaton Corp. plc	334,810	25,710
Fidelity National Information Services Inc.	249,762	23,325
Sherwin-Williams Co.	63,379	22,692
TE Connectivity Ltd.	264,435	21,964
* Fiserv Inc.	159,839	20,613
Cummins Inc.	119,688	20,111
Amphenol Corp. Class A	231,528	19,597
PACCAR Inc.	266,384	19,270
Roper Technologies Inc.	77,346	18,826
Parker-Hannifin Corp.	99,664	17,443
Rockwell Automation Inc.	96,653	17,225
Ingersoll-Rand plc	190,473	16,984
Fortive Corp.	236,704	16,756
Rockwell Collins Inc.	122,108	15,961
Agilent Technologies Inc.	241,505	15,505
Paychex Inc.	245,860	14,742
Waste Connections Inc.	200,621	14,035
* Mettler-Toledo International Inc.	19,304	12,087
Vulcan Materials Co.	98,844	11,822
Republic Services Inc. Class A	178,201	11,772
AMETEK Inc.	173,525	11,460
L3 Technologies Inc.	58,457	11,015
Ball Corp.	264,350	10,918
Global Payments Inc.	114,836	10,913
WestRock Co.	190,519	10,808
Dover Corp.	117,261	10,716
* FleetCor Technologies Inc.	68,974	10,675
Fastenal Co.	218,035	9,938
Textron Inc.	182,314	9,823
Martin Marietta Materials Inc.	47,387	9,773
* Verisk Analytics Inc. Class A	116,764	9,714
Masco Corp.	241,704	9,429
Cintas Corp.	63,561	9,171
TransDigm Group Inc.	35,594	9,100
* United Rentals Inc.	63,838	8,857
Kansas City Southern	80,132	8,709
* Vantiv Inc. Class A	122,171	8,609
Xylem Inc.	135,589	8,492
Pentair plc	123,794	8,413
Total System Services Inc.	125,019	8,189
Expeditors International of Washington Inc.	136,054	8,144
CH Robinson Worldwide Inc.	106,164	8,079
Alliance Data Systems Corp.	35,341	7,830
Fortune Brands Home & Security Inc.	115,212	7,746
* Trimble Inc.	190,904	7,493
WW Grainger Inc.	40,748	7,324

	JB Hunt Transport Services Inc.	65,264	7,250
	Owens Corning	84,516	6,537
*	Sensata Technologies Holding NV	132,278	6,359
	Sealed Air Corp.	141,882	6,061
*	Crown Holdings Inc.	101,115	6,039
	ManpowerGroup Inc.	51,031	6,012
*	First Data Corp. Class A	332,989	6,007
	Xerox Corp.	163,866	5,455
*	Arrow Electronics Inc.	67,228	5,406
	Acuity Brands Inc.	31,491	5,394
	Jacobs Engineering Group Inc.	91,747	5,346
	Wabtec Corp.	65,696	4,976
	Hubbell Inc. Class B	41,784	4,848
	Robert Half International Inc.	92,162	4,639
*	Stericycle Inc.	64,407	4,613
	Fluor Corp.	105,468	4,440
	Macquarie Infrastructure Corp.	59,578	4,300
	Flowserve Corp.	99,638	4,244
	Packaging Corp. of America	35,247	4,042
	Huntington Ingalls Industries Inc.	17,367	3,933
	Allison Transmission Holdings Inc.	104,661	3,928
	FLIR Systems Inc.	52,259	2,033
			2,023,302
Oil & Gas (5.8%)
	Exxon Mobil Corp.	3,195,518	261,969
	Chevron Corp.	1,428,822	167,887
	Schlumberger Ltd.	1,043,284	72,780
	ConocoPhillips	915,384	45,815
	EOG Resources Inc.	435,375	42,118
	Occidental Petroleum Corp.	576,684	37,029
	Phillips 66	327,093	29,965
	Halliburton Co.	624,407	28,741
	Kinder Morgan Inc.	1,430,815	27,443
	Valero Energy Corp.	332,630	25,589
	Marathon Petroleum Corp.	380,807	21,356
	Anadarko Petroleum Corp.	425,041	20,763
	Pioneer Natural Resources Co.	128,969	19,028
	Williams Cos. Inc.	625,206	18,762
*	Concho Resources Inc.	113,014	14,886
	Devon Energy Corp.	380,746	13,977
	Apache Corp.	290,087	13,286
	Baker Hughes a GE Co.	324,835	11,896
	Andeavor	111,978	11,551
	Hess Corp.	227,794	10,681
	Noble Energy Inc.	362,681	10,286
	National Oilwell Varco Inc.	286,385	10,233
	Cabot Oil & Gas Corp.	350,774	9,383
	Marathon Oil Corp.	641,771	8,702
	EQT Corp.	130,832	8,536
	Cimarex Energy Co.	71,886	8,171
*	Cheniere Energy Inc.	152,845	6,884
	OGE Energy Corp.	151,460	5,457
	Targa Resources Corp.	81,503	3,855
*	Antero Resources Corp.	168,023	3,344
*	Continental Resources Inc.	71,780	2,771
	HollyFrontier Corp.	68,449	2,462
	Helmerich & Payne Inc.	35,236	1,836

	Range Resources Corp.	90,384	1,769
			979,211
Technology (19.1%)
	Apple Inc.	3,506,152	540,368
	Microsoft Corp.	5,810,175	432,800
*	Facebook Inc. Class A	1,788,228	305,554
*	Alphabet Inc. Class A	225,154	219,237
*	Alphabet Inc. Class C	222,665	213,560
	Intel Corp.	3,548,791	135,138
	Cisco Systems Inc.	3,770,726	126,809
	Oracle Corp.	2,339,445	113,112
	International Business Machines Corp.	667,693	96,869
	Broadcom Ltd.	306,598	74,362
	NVIDIA Corp.	407,378	72,827
	Texas Instruments Inc.	746,427	66,910
	QUALCOMM Inc.	1,114,564	57,779
*	Adobe Systems Inc.	371,694	55,449
*	salesforce.com Inc.	511,247	47,761
	Applied Materials Inc.	802,767	41,816
	Cognizant Technology Solutions Corp. Class A	445,312	32,303
*	Micron Technology Inc.	797,688	31,373
	Intuit Inc.	183,706	26,112
	HP Inc.	1,275,708	25,463
	Analog Devices Inc.	276,207	23,801
	Lam Research Corp.	122,636	22,692
	Corning Inc.	677,712	20,277
	Western Digital Corp.	220,716	19,070
*	Autodesk Inc.	165,764	18,609
	DXC Technology Co.	214,564	18,427
	Hewlett Packard Enterprise Co.	1,242,867	18,283
*	Cerner Corp.	236,956	16,900
	Microchip Technology Inc.	174,703	15,685
*	ServiceNow Inc.	129,454	15,215
	Symantec Corp.	462,266	15,167
*	Red Hat Inc.	133,065	14,752
	Skyworks Solutions Inc.	138,308	14,094
	Xilinx Inc.	186,688	13,223
	KLA-Tencor Corp.	117,889	12,496
	Harris Corp.	93,172	12,269
*	Dell Technologies Inc. Class V	158,300	12,222
*	Workday Inc. Class A	100,072	10,547
	Motorola Solutions Inc.	120,736	10,247
	Maxim Integrated Products Inc.	212,840	10,155
*	Palo Alto Networks Inc.	65,897	9,496
*	Synopsys Inc.	113,431	9,135
	NetApp Inc.	206,092	9,019
*	Citrix Systems Inc.	110,174	8,463
*	Gartner Inc.	65,835	8,190
	Juniper Networks Inc.	287,804	8,010
*	ANSYS Inc.	64,349	7,897
	CA Inc.	236,514	7,895
*	Advanced Micro Devices Inc.	606,457	7,732
*	Twitter Inc.	443,698	7,485
	Seagate Technology plc	224,186	7,436
*	Splunk Inc.	104,488	6,941
*	Qorvo Inc.	96,102	6,792
*,^ VeriSign Inc.		63,376	6,743

*	Arista Networks Inc.	35,343	6,701
	CDK Global Inc.	104,285	6,579
*	Akamai Technologies Inc.	124,008	6,042
*	F5 Networks Inc.	49,067	5,915
	Marvell Technology Group Ltd.	287,069	5,138
*,^ VMware Inc. Class A		41,026	4,480
	LogMeIn Inc.	40,167	4,420
	Garmin Ltd.	77,019	4,157
*,^ Snap Inc.		273,432	3,976
*	Cadence Design Systems Inc.	100,173	3,954
*	Square Inc.	89,205	2,570
*	Premier Inc. Class A	40,308	1,313
			3,196,212
Telecommunications (2.2%)
	AT&T Inc.	4,633,357	181,489
	Verizon Communications Inc.	3,075,386	152,201
*	T-Mobile US Inc.	221,115	13,634
*	Level 3 Communications Inc.	217,563	11,594
	CenturyLink Inc.	414,262	7,829
*	Zayo Group Holdings Inc.	120,347	4,142
*	Sprint Corp.	453,997	3,532
			374,421
Utilities (3.1%)
	NextEra Energy Inc.	353,906	51,865
	Duke Energy Corp.	528,763	44,374
	Dominion Energy Inc.	484,968	37,309
	Southern Co.	751,893	36,948
	Exelon Corp.	697,952	26,292
	PG&E Corp.	386,043	26,286
	American Electric Power Co. Inc.	370,674	26,036
	Sempra Energy	189,327	21,608
	PPL Corp.	514,841	19,538
	Edison International	246,422	19,016
	Consolidated Edison Inc.	232,920	18,792
	Xcel Energy Inc.	384,257	18,183
	Public Service Enterprise Group Inc.	383,239	17,725
	ONEOK Inc.	285,227	15,804
	WEC Energy Group Inc.	236,565	14,852
	Eversource Energy	240,529	14,538
	DTE Energy Co.	135,070	14,501
	American Water Works Co. Inc.	134,127	10,852
	Ameren Corp.	182,644	10,564
	FirstEnergy Corp.	338,934	10,449
	Entergy Corp.	135,048	10,312
	CMS Energy Corp.	211,158	9,781
	CenterPoint Energy Inc.	323,577	9,452
	Alliant Energy Corp.	172,055	7,152
	Pinnacle West Capital Corp.	84,300	7,128
	NiSource Inc.	245,574	6,284
	AES Corp.	500,311	5,513
	SCANA Corp.	101,362	4,915
	Avangrid Inc.	47,353	2,246
			518,315
Total Common Stocks (Cost $10,797,645)			16,687,309

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.223%		649,242	64,937

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Cash Management Bill	1.048%	1/2/18	3,000	2,992
United States Treasury Bill	0.980%	10/5/17	500	500
United States Treasury Bill	1.044%	11/24/17	400	400
				3,892
Total Temporary Cash Investments (Cost $68,823)				68,829
Total Investments (100.1%) (Cost $10,866,468)				16,756,138
Other Assets and Liabilities-Net (-0.1%)[3]				(11,296)
Net Assets (100%)				16,744,842

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,356,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $21,037,000 of collateral received for securities on loan.
4 Securities with a value of $2,194,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	465	58,499	648

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Large-Cap Index Fund

fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,687,309	—	—
Temporary Cash Investments	64,937	3,892	—
Futures Contracts—Assets[1]	179	—	—
Total	16,752,425	3,892	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $10,866,468,000. Net unrealized appreciation of investment securities for tax purposes was $5,889,670,000, consisting of unrealized gains of $6,085,632,000 on securities that had risen in value since their purchase and $195,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 21, 2017
VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.